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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Australia Index Portfolio
ING BlackRock Science and Technology Opportunities Portfolio
ING Euro STOXX 50® Index Portfolio
ING FTSE 100 Index® Portfolio
ING Hang Seng Index Portfolio
ING Index Plus LargeCap Portfolio
ING Index Plus MidCap Portfolio
ING Index Plus SmallCap Portfolio
ING International Index Portfolio
ING Japan TOPIX Index Portfolio
ING RussellTM Large Cap Growth Index Portfolio
ING RussellTM Large Cap Index Portfolio
ING RussellTM Large Cap Value Index Portfolio
ING RussellTM Mid Cap Growth Index Portfolio
ING RussellTM Mid Cap Index Portfolio
ING RussellTM Small Cap Index Portfolio
ING Small Company Portfolio
ING U.S. Bond Index Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 87.9%
		Consumer Discretionary: 3.5%
69,857		APN News & Media Ltd.	$112,413
74,218		Aristocrat Leisure Ltd.	249,354
100,220	@	Austar United Communications Ltd.	136,405
35,829		Billabong International Ltd.	279,520
82,826		Crown Ltd.	697,693
86,310		David Jones Ltd.	423,972
8,006		Fleetwood Corp., Ltd.	100,245
9,510		Flight Centre Ltd.	218,963
11,359		G.U.D. Holdings Ltd.	112,495
98,549		Harvey Norman Holdings Ltd.	305,601
17,475		Invocare Ltd.	127,921
18,626		JB Hi-Fi Ltd.	387,739
354,319		John Fairfax Holdings Ltd.	472,710
100,300		Myer Holdings Ltd.	332,852
36,086		Navitas Ltd.	159,733
79,683	@	News Corp., Inc.	1,469,386
160,564		Pacific Brands Ltd.	140,203
4,400	L	Reject Shop Ltd.	55,224
52,053		Southern Cross Media Group Ltd.	89,145
118,075		TABCORP Holdings Ltd.	914,614
219,479		Tattersall’s Ltd.	530,872
104,149		Ten Network Holdings Ltd.	140,509
28,954		West Australian Newspapers Holdings Ltd.	159,108
20,342		Wotif.Com Holdings Ltd.	114,872
			7,731,549
		Consumer Staples: 7.6%
89,891		Coca-Cola Amatil Ltd.	1,091,503
332,199		Foster’s Group Ltd.	1,964,329
228,421		Goodman Fielder Ltd.	290,612
34,189		GrainCorp Ltd.	269,093
132,338		Metcash Ltd.	569,085
199,648		Wesfarmers Ltd.	6,559,416
209,022		Woolworths Ltd.	5,809,423
			16,553,461
		Energy: 7.3%
27,434	@	Aquila Resources Ltd.	264,838
69,200	@	Aurora Oil and Gas Ltd.	213,044
92,287	@	Australian Worldwide Exploration Ltd.	165,848
186,297		Beach Petroleum Ltd.	186,801
55,400	@	Bow Energy Ltd.	57,752
23,273		Caltex Australia Ltd.	375,506
114,300	@	Carnarvon Petroleum Ltd.	40,224
84,822	@	Dart Energy Ltd.	76,600
140,600	@	Eastern Star Gas Ltd.	109,912
10,395		Energy Resources of Australia Ltd.	85,717
16,300	@	Extract Resources Ltd.	133,534
7,817	@	Gloucester Coal Ltd.	88,927
29,300	@	Karoon Gas Australia Ltd.	217,063
51,300	@	Linc Energy Ltd.	154,665
185,934		Oil Search Ltd.	1,369,372
151,821		Origin Energy Ltd.	2,548,085
137,164	@	Paladin Resources Ltd.	513,558
26,096	@, L	Riversdale Mining Ltd.	447,003
122,943	@	Roc Oil Co., Ltd.	50,259
150,821		Santos Ltd.	2,425,015
37,744		Whitehaven Coal Ltd.	261,388
102,266		Woodside Petroleum Ltd.	4,950,974
34,943		WorleyParsons Ltd.	1,119,488
			15,855,573
		Financials: 29.5%
482,938		AMP Ltd.	2,715,493
30,193		ASX Ltd.	1,074,154
446,992		Australia & New Zealand Banking Group Ltd.	11,002,798
37,935		Bank of Queensland Ltd.	389,057
60,366		Bendigo Bank Ltd.	594,915
80,373		Challenger Financial Services Group Ltd.	409,795
266,236		Commonwealth Bank of Australia	14,425,255
119,902		FKP Property Group	105,404
93,405		Henderson Group PLC	261,459
357,097		Insurance Australia Group	1,326,173
31,084		IOOF Holdings Ltd.	233,018
87,805		Lend Lease Corp., Ltd.	823,286
59,401		Macquarie Group Ltd.	2,245,310

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Financials (continued)
373,216		National Australia Bank Ltd.	$9,975,113
7,321		Perpetual Trustees Australia Ltd.	220,596
41,219		Platinum Asset Management Ltd.	205,054
181,289		QBE Insurance Group Ltd.	3,315,973
219,094		Suncorp-Metway Ltd.	1,922,273
51,469		Tower Australia Group Ltd.	210,262
517,555		Westpac Banking Corp.	13,022,389
			64,477,777
		Health Care: 3.0%
23,353		Ansell Ltd.	326,650
9,747		Cochlear Ltd.	836,382
93,670		CSL Ltd.	3,459,377
76,552		Primary Health Care Ltd.	261,350
22,227		Ramsay Health Care Ltd.	439,123
115,055	@	Resmed Inc.	345,937
198,182		Sigma Pharmaceuticals Ltd.	100,450
66,963		Sonic Healthcare Ltd.	829,908
			6,599,177
		Industrials: 5.9%
504,439		Asciano Group	907,465
106,047		Australian Infrastructure Fund	209,863
79,501		Boart Longyear Group	384,934
23,102		Bradken Ltd.	187,501
245,169		Brambles Ltd.	1,794,533
18,991		Cabcharge Australia Ltd.	108,318
679,252		ConnectEast Group	319,730
13,294		Crane Group Ltd.	140,527
88,972		CSR Ltd.	301,465
72,323		Downer EDI Ltd.	283,233
108,821		Emeco Holdings Ltd.	136,842
51,377		GWA International Ltd.	175,798
35,094		Hills Holdings Ltd.	55,513
25,007		Leighton Holdings Ltd.	762,457
104,997		Macmahon Holdings Ltd.	61,351
248,800		Macquarie Airports Management Ltd.	782,220
68,176	@	Macquarie Atlas Roads Group	134,889
34,862		Mermaid Marine Australia Ltd.	115,690
18,800		Mineral Resources Ltd.	242,532
13,665		Monadelphous Group Ltd.	302,327
390,491	@	Qantas Airways Ltd.	880,192
270,000	@	QR National Ltd.	935,570
56,297		Seek Ltd.	393,367
16,800		Seven Group Holdings Ltd.	156,162
44,672		Spotless Group Ltd.	89,610
112,717		Toll Holdings Ltd.	691,388
79,938		Transfield Services Ltd.	276,965
83,814	@	Transpacific Industries Group Ltd.	96,941
247,203		Transurban Group	1,374,357
28,224		United Group Ltd.	457,806
248,878	@	Virgin Blue Holdings Ltd.	81,015
			12,840,561
		Information Technology: 0.6%
35,811		carsales.com.au Ltd.	191,752
82,045		Computershare Ltd.	786,079
17,187		Iress Market Technology Ltd.	166,100
11,452		SMS Management & Technology Ltd.	76,571
			1,220,502
		Materials: 26.6%
83,521		Adelaide Brighton Ltd.	278,196
13,145	@	Alacer Gold Corp.	119,242
426,797		Alumina Ltd.	1,087,847
210,647		Amcor Ltd.	1,537,680
67,856		Aquarius Platinum Ltd.	378,160
120,100	@	Atlas Iron Ltd.	463,190
33,776		Ausdrill Ltd.	132,663
576,871		BHP Billiton Ltd.	27,688,385
312,491		BlueScope Steel Ltd.	638,203
123,540		Boral Ltd.	638,309
22,500	@	Cudeco Ltd.	71,913
61,923		DuluxGroup Ltd.	173,487
3,530		Eldorado Gold Corp.	57,125
61,630	@	Equinox Materials Ltd.	358,298
31,561		Fletcher Building Ltd.	221,255
215,939		Fortescue Metals Group Ltd.	1,430,821
102,400	@	Gindalbie Metals Ltd.	120,204
144,416		Gunns Ltd.	92,533
72,143		Iluka Resources Ltd.	992,541
280,781		Incitec Pivot Ltd.	1,256,963
23,577		Independence Group NL	160,615
71,600	@	Intrepid Mines Ltd.	151,728
74,638	@	James Hardie Industries SE	470,060

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Materials (continued)
94,088	@	Kagara Zinc Ltd.	$59,883
21,144		Kingsgate Consolidated Ltd.	190,164
278,500	@	Lynas Corp., Ltd.	648,730
25,065		MacArthur Coal Ltd.	300,586
25,500		Medusa Mining Ltd.	184,762
33,472		Mincor Resources NL	47,601
79,319	@	Mirabela Nickel Ltd.	160,693
110,532	@	Mount Gibson Iron Ltd.	227,275
57,697	@	Murchison Metals Ltd.	59,286
131,594		Newcrest Mining Ltd.	5,420,938
30,838	@	Nufarm Ltd.	164,741
21,107	@	OceanaGold Corp.	58,402
48,900		OM Holdings Ltd.	70,739
228,567		OneSteel Ltd.	576,402
61,923		Orica Ltd.	1,690,764
558,302		Oz Minerals Ltd.	921,933
404,903	@	Pan Australian Resources Ltd.	329,213
33,093		Panoramic Resources Ltd	77,695
63,300	@, L	Perseus Mining Ltd.	202,379
63,200	@	Regis Resources Ltd.	147,236
61,160	@	Resolute Mining Ltd.	78,770
75,122		Rio Tinto Ltd.	6,584,354
15,300	@	Sandfire Resources NL	108,445
27,846		Sims Group Ltd.	502,893
55,921	@	St Barbara Ltd.	125,972
376,000	@	Sundance Resources Ltd./Australia	180,317
24,540		Western Areas NL	171,680
41,915	@, L	White Energy Co., Ltd.	134,480
			57,945,751
		Telecommunication Services: 2.7%
53,925		Singapore Telecommunications Ltd.	128,194
101,462		Telecom Corp. of New Zealand Ltd.	155,297
1,918,147		Telstra Corp., Ltd.	5,595,202
49,347		TPG Telecom Ltd.	85,378
			5,964,071
		Utilities: 1.2%
78,995		AGL Energy Ltd.	1,169,535
79,731		APA Group	347,121
142,074		Diversified Utility & Energy Trusts	246,192
145,091	@	Energy World Corp. Ltd.	72,747
126,723		Envestra Ltd.	78,607
71,729		Hastings Diversified Utilities Fund	118,614
136,197		Infigen Energy	52,146
225,013		SP AusNet	204,934
204,049	#	Spark Infrastructure Group	236,209
			2,526,105
		Total Common Stock
		(Cost $187,017,048)	191,714,527

REAL ESTATE INVESTMENT TRUSTS: 5.4%
		Financials: 5.4%
42,195		Abacus Property Group	102,577
52,405		Ardent Leisure Group	77,373
40,501		Australand Property Group	128,120
68,234		Bunnings Warehouse Property Trust	120,926
404,796		CFS Retail Property Trust	770,447
41,552		Charter Hall Group	105,230
45,584		Charter Hall Retail REIT	146,908
393,602		Commonwealth Property Office Fund	350,064
834,213		Dexus Property Group	732,829
1,183,248		Goodman Group	838,226
294,992		GPT Group	957,627
70,867		Macquarie Office Trust	242,258
588,775		Mirvac Group	758,305
410,819		Stockland	1,575,995
365,029		Westfield Group	3,524,923
484,342		Westfield Retail Trust	1,312,566

		Total Real Estate Investment Trusts
		(Cost $11,668,600)	11,744,374

RIGHTS: 0.0%
		Energy: 0.0%
30,364		Origin Energy Ltd.	100,502

		Total Rights
		(Cost $-)	100,502

		Total Long-Term Investments
		(Cost $198,685,648)	203,559,403

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 4.8%
		Mutual Funds: 4.4%
9,669,000		BlackRock Liquidity Funds, TempFund, Institutional Class		$9,669,000

		Total Mutual Funds
		(Cost $9,669,000)		9,669,000

		Securities Lending Collateral(cc): 0.4%
852,914		BNY Mellon Overnight Government Fund (1)		852,914

		Total Securities Lending Collateral
		(Cost $852,914)		852,914

		Total Short-Term Investments
		(Cost $10,521,914)		10,521,914

		Total Investments in Securities
		(Cost $209,207,562)*	98.1%	$214,081,317
		Other Assets and Liabilities - Net	1.9	4,123,767
		Net Assets	100.0%	$218,205,084

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,858,869
		Gross Unrealized Depreciation		(985,114)
		Net Unrealized Appreciation		$4,873,755

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$7,642,404	$89,145	$—	$7,731,549
Consumer Staples	16,553,461	—	—	16,553,461
Energy	15,855,573	—	—	15,855,573
Financials	64,477,777	—	—	64,477,777
Health Care	6,599,177	—	—	6,599,177
Industrials	12,078,104	762,457	—	12,840,561
Information Technology	1,220,502	—	—	1,220,502
Materials	57,741,175	132,663	71,913	57,945,751
Telecommunication Services	5,964,071	—	—	5,964,071
Utilities	2,526,105	—	—	2,526,105
Total Common Stock	190,658,349	984,265	71,913	191,714,527
Real Estate Investment Trusts	11,744,374	—	—	11,744,374
Rights	100,502	—	—	100,502
Short-Term Investments	10,521,914	—	—	10,521,914
Total Investments, at value	$213,025,139	$984,265	$71,913	$214,081,317
Other Financial Instruments+:
Forward foreign currency contracts	—	566,931	—	566,931
Futures	785,520	—	—	785,520
Total Assets	$213,810,659	$1,551,196	$71,913	$215,433,768

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Common Stock	$—	$77,115	$—	$—	$—	$(5,202)	$—	$—	$71,913
Total Investments, at value	$—	$77,115	$—	$—	$—	$(5,202)	$—	$—	$71,913

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $(5,202).

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING Australia Index Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	Australian Dollar
	AUD 11,000,000	BUY	4/28/11	$10,771,750	$11,338,681	$566,931
						$566,931

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Australia Index Portfolio Open Futures Contracts on March 31, 2011:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	97	06/16/11	$12,202,883	$785,520
			$12,202,883	$785,520

PORTFOLIO OF INVESTMENTS
ING Australia Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2011:

Derivatives Fair Value*
Equity contracts	$785,520
Foreign exchange contracts	566,931
Total	$1,352,451

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 95.0%
		Consumer Discretionary: 2.2%
33,000	@	Amazon.com, Inc.	$5,944,290
8,000	@	Priceline.com, Inc.	4,051,520
			9,995,810
		Health Care: 3.9%
114,800	@	Gilead Sciences, Inc.	4,872,112
63,200		Novartis AG	3,422,343
356,600		Pfizer, Inc.	7,242,546
34,900	@	Thermo Fisher Scientific, Inc.	1,938,695
			17,475,696
		Industrials: 0.2%
9,000	L	Nidec Corp.	779,492
			779,492
		Information Technology: 87.2%
92,300		Accenture PLC	5,073,731
50,500	@	ACI Worldwide, Inc.	1,656,400
40,300	@	Acme Packet, Inc.	2,859,688
52,200	@	Akamai Technologies, Inc.	1,983,600
64,600		Altera Corp.	2,843,692
75,700		Amphenol Corp.	4,117,323
47,100	@	Anaren, Inc.	946,710
107,400	@	Apple, Inc.	37,423,530
337,100		Applied Materials, Inc.	5,265,502
152,100	@	Ariba, Inc.	5,192,694
67,100	@	Arrow Electronics, Inc.	2,810,148
97,800	L	ASM Pacific Technology	1,228,082
249,570	@	AU Optronics Corp. ADR	2,191,225
79,100	@	Autodesk, Inc.	3,489,101
77,600		Automatic Data Processing, Inc.	3,981,656
30,600	@	Baidu.com ADR	4,216,986
115,700	@	BMC Software, Inc.	5,754,918
184,400		Broadcom Corp.	7,261,672
154,200		CA, Inc.	3,728,556
63,100	@	Camelot Information Systems, Inc. ADR	1,046,829
83,200	@	Cavium Networks, Inc.	3,738,176
38,800	@	Check Point Software Technologies	1,980,740
44,700	@, L	Chinacache International ADR	814,881
256,200		Cisco Systems, Inc.	4,393,830
90,800	@	Citrix Systems, Inc.	6,670,168
78,300	@	Cognizant Technology Solutions Corp.	6,373,620
38,700	@	Commvault Systems, Inc.	1,543,356
282,800	@	Compuware Corp.	3,266,340
183,800	@	Convergys Corp.	2,639,368
166,700		Corning, Inc.	3,439,021
211,400	@	eBay, Inc.	6,561,856
456,600	@	EMC Corp.	12,122,729
68,900	@	F5 Networks, Inc.	7,067,073
70,200	@, L	Finisar Corp.	1,726,920
62,300	@	Fortinet, Inc.	2,741,200
27,210	@	Google, Inc. - Class A	15,950,774
178,100		Hewlett-Packard Co.	7,296,757
477,700		Hitachi Ltd.	2,486,705
111,700		Hynix Semiconductor, Inc.	3,177,452
159,400		Intel Corp.	3,215,098
91,400		International Business Machines Corp.	14,904,598
134,700	@	IntraLinks Holdings, Inc.	3,601,878
92,200	@	Intuit, Inc.	4,895,820
89,600	@	JDS Uniphase Corp.	1,867,264
105,700	@	Juniper Networks, Inc.	4,447,856
74,700		KLA-Tencor Corp.	3,538,539
98,100	@	Lam Research Corp.	5,558,346
233,300	@	Marvell Technology Group Ltd.	3,627,815
217,800	@	MEMC Electronic Materials, Inc.	2,822,688
399,100	@	Micron Technology, Inc.	4,573,686
315,200		Microsoft Corp.	7,993,472
41,371	@	Motorola Solutions, Inc.	1,848,870
89,500	@	NetApp, Inc.	4,312,110
41,100	@	Netlogic Microsystems, Inc.	1,727,022
143,900	@	Novellus Systems, Inc.	5,343,007
346,500		Oracle Corp.	11,562,705
233,200	@	PMC - Sierra, Inc.	1,749,000
102,400	@	Polycom, Inc.	5,309,440
144,550	@	Progress Software Corp.	4,204,960
42,000	@	Qihoo 360 Technology Co., Ltd. ADR	1,242,780

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Information Technology (continued)
195,280		Qualcomm, Inc.		$10,707,202
43,600	@, L	Rackspace Hosting, Inc.		1,868,260
54,400	@	Radware Ltd.		1,927,936
117,500	@	Red Hat, Inc.		5,333,325
30	@	Rovi Corp.		1,610
86,000	@	Rubicon Technology, Inc.		2,380,480
28,100	@	Salesforce.com, Inc.		3,753,598
3,500		Samsung Electronics Co., Ltd.		2,967,880
70,400	@	Sandisk Corp.		3,244,736
62,800		SAP AG ADR		3,853,408
154,700		Shinko Electric Industries		1,586,939
343,100		Siliconware Precision Industries Co. ADR		2,072,324
19,600	@, L	SouFun Holdings Ltd. ADR		366,716
30,900	@	Sourcefire, Inc.		850,059
151,500	@, L	STEC, Inc.		3,043,635
214,500	@	Symantec Corp.		3,976,830
230,900		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		2,812,362
104,200	@	Taleo Corp.		3,714,730
97,800	@	Teradata Corp.		4,958,460
195,200	@	Teradyne, Inc.		3,476,512
205,800		Texas Instruments, Inc.		7,112,448
211,500	@	Triquint Semiconductor, Inc.		2,730,465
46,400	@, L	Veeco Instruments, Inc.		2,358,976
114,500	@	VeriSign, Inc.		4,146,045
104,000	@	Vishay Intertechnology, Inc.		1,844,960
26,100	@	VMware, Inc.		2,128,194
131,000		Western Union Co.		2,720,870
333,600		Xerox Corp.		3,552,840
55,100		Xilinx, Inc.		1,807,280
289,000	@	Yahoo!, Inc.		4,811,850
				391,520,893
		Telecommunication Services: 1.5%
130,100		AT&T, Inc.		3,981,060
201,800		VimpelCom Ltd. ADR		2,849,416
				6,830,476
		Total Common Stock
		(Cost $325,143,334)		426,602,367
EXCHANGE-TRADED FUNDS: 2.0%
		Exchange-Traded Funds: 2.0%
150,000		Powershares QQQ		8,617,320
		Total Exchange-Traded Funds
		(Cost $8,617,320)		8,617,320
		Total Long-Term Investments
		(Cost $333,760,654)		435,219,687

SHORT-TERM INVESTMENTS: 7.3%
		Mutual Funds: 4.9%
21,894,113		BlackRock Liquidity Funds, TempFund, Institutional Class		21,894,113
		Total Mutual Funds
		(Cost $21,894,113)		21,894,113
		Securities Lending Collateral(cc): 2.4%
10,697,283		BNY Mellon Overnight Government Fund (1)		10,697,283
396,801	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		317,441
		Total Securities Lending Collateral
		(Cost $11,094,085)		11,014,724
		Total Short-Term Investments
		(Cost $32,988,198)		32,908,837
		Total Investments in Securities
		(Cost $366,748,852)*	104.3%	$468,128,524
		Other Assets and Liabilities - Net	(4.3)	(19,158,484)
		Net Assets	100.0%	$448,970,040

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $371,399,645.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$106,765,489
		Gross Unrealized Depreciation		(10,036,610)
		Net Unrealized Appreciation		$96,728,879

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$426,602,367	$—	$—	$426,602,367
Exchange-Traded Funds	8,617,320	—	—	8,617,320
Short-Term Investments	32,591,396	—	317,441	32,908,837
Total Investments, at value	$467,811,083	$—	$317,441	$468,128,524
Other Financial Instruments+:
Forward foreign currency contracts	—	17,869	—	17,869
Total Assets	$467,811,083	$17,869	$317,441	$468,146,393

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(230,266)	$—	$(230,266)
Total Liabilities	$—	$(230,266)	$—	$(230,266)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$317,441	$—	$—	$—	$—	$—	$—	$—	$317,441
Total Investments, at value	$317,441	$—	$—	$—	$—	$—	$—	$—	$317,441

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.  Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING BlackRock Science and Technology Opportunities Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING BlackRock Science and Technology Opportunities Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	British Pound
	GBP 425,000	BUY	4/14/11	$678,370	$681,682	$3,312
Citigroup, Inc.	British Pound
	GBP 743,000	BUY	4/14/11	1,200,777	1,191,740	(9,037)
Deutsche Bank AG	Japanese Yen
	JPY 148,211,000	BUY	4/14/11	1,805,320	1,781,950	(23,370)
Morgan Stanley	Swiss Franc
	CHF 85,000	BUY	4/14/11	91,706	92,550	844
						$(28,251)
Citigroup, Inc.	Swiss Franc
	CHF 2,512,000	SELL	4/14/11	$2,597,282	$2,735,130	$(137,848)
Citigroup, Inc.	Japanese Yen
	JPY 373,989,000	SELL	4/14/11	4,497,439	4,496,494	945
Citigroup, Inc.	Japanese Yen
	JPY 25,807,000	SELL	4/14/11	312,737	310,279	2,458
Citigroup, Inc.	Swiss Franc
	CHF 103,000	SELL	4/14/11	105,976	112,149	(6,173)
Citigroup, Inc.	Hong Kong Sar Dollar
	HKD 556,000	SELL	4/14/11	71,354	71,487	(133)
Citigroup, Inc.	Swiss Franc
	CHF 187,000	SELL	4/14/11	206,020	203,610	2,410
Citigroup, Inc.	Hong Kong Sar Dollar
	HKD 277,000	SELL	4/14/11	35,659	35,615	44
Citigroup, Inc.	Swiss Franc
	CHF 153,000	SELL	4/14/11	161,293	166,590	(5,297)
Deutsche Bank AG	British Pound
	GBP 96,000	SELL	4/14/11	153,523	153,980	(457)
Morgan Stanley	British Pound
	GBP 1,072,000	SELL	4/14/11	1,671,556	1,719,442	(47,886)
Morgan Stanley	Hong Kong Sar Dollar
	HKD 407,000	SELL	4/14/11	52,265	52,330	(65)
Morgan Stanley	Japanese Yen
	JPY 23,778,000	SELL	4/14/11	293,740	285,884	7,856
						$(184,146)

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value

COMMON STOCK: 91.8%

		Consumer Discretionary: 6.6%
98,376		Bayerische Motoren Werke AG	$8,167,513
272,791	@, L	DaimlerChrysler AG	19,221,452
78,837		LVMH Moet Hennessy Louis Vuitton S.A.	12,482,893
378,386		Vivendi	10,794,311
			50,666,169
		Consumer Staples: 7.4%
227,611		Anheuser-Busch InBev NV	12,976,464
186,485		Carrefour S.A.	8,238,841
187,499		Groupe Danone	12,236,890
72,950		L’Oreal S.A.	8,499,351
475,202		Unilever NV	14,889,253
			56,840,799
		Electric: 1.6%
1,950,195		Enel S.p.A.	12,285,714
			12,285,714
		Energy: 8.9%
745,718		ENI S.p.A.	18,297,908
250,410		Repsol YPF S.A.	8,582,575
679,536		Total S.A.	41,406,376
			68,286,859
		Financials: 25.6%
138,430		Allianz AG	19,383,662
408,862		Assicurazioni Generali S.p.A.	8,837,390
567,744		AXA S.A.	11,862,444
1,376,318		Banco Bilbao Vizcaya Argentaria S.A.	16,698,306
2,589,449		Banco Santander Central Hispano S.A.	30,203,224
305,505		BNP Paribas	22,333,749
325,236		Credit Agricole S.A.	5,336,398
284,987		Deutsche Bank AG	16,709,212
59,677		Deutsche Boerse AG	4,517,825
1,181,783	@, **	ING Groep NV	15,001,270
3,267,809		Intesa Sanpaolo S.p.A.	9,640,273
51,780		Muenchener Rueckversicherungs AG	8,145,432
226,396		Societe Generale	14,705,328
5,059,042		UniCredito Italiano S.p.A.	12,469,712
			195,844,225
		Health Care: 5.7%
253,063		Bayer AG	19,552,302
342,445		Sanofi-Aventis	23,996,597
			43,548,899
		Industrials: 10.7%
63,004		Alstom	3,725,184
132,695		Cie de Saint-Gobain	8,115,013
301,758	L	Koninklijke Philips Electronics NV	9,666,155
82,656		Schneider Electric S.A.	14,116,893
264,152		Siemens AG	36,132,803
159,535		Vinci S.A.	9,960,111
			81,716,159
		Information Technology: 3.5%
1,146,011		Nokia OYJ	9,757,366
282,868		SAP AG	17,300,238
			27,057,604
		Materials: 6.7%
87,193		Air Liquide	11,595,451
282,684		ArcelorMittal	10,220,091
281,268		BASF AG	24,277,560
219,664		CRH PLC	5,042,343
			51,135,445
		Telecommunication Services: 8.2%
911,685		Deutsche Telekom AG	14,102,203
584,061		France Telecom S.A.	13,114,253
3,175,450	L	Telecom Italia S.p.A.	4,880,023
1,217,880	@	Telefonica S.A.	30,550,013
			62,646,492
		Utilities: 6.9%
612,338		E.ON AG	18,620,574
407,886		Gaz de France	16,634,149
1,120,796		Iberdrola S.A.	9,746,106
126,538		RWE AG	8,059,934
			53,060,763
		Total Common Stock
		(Cost $629,310,788)	703,089,128

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value

REAL ESTATE INVESTMENT TRUSTS: 0.8%

		Financials: 0.8%
27,923	@	Unibail		$6,051,833
		Total Real Estate Investment Trusts
		(Cost $4,611,453)		6,051,833
		Total Long-Term Investments
		(Cost $633,922,241)		709,140,961

SHORT-TERM INVESTMENTS: 1.7%

		Securities Lending Collateral(cc): 1.7%
13,416,398		BNY Mellon Overnight Government Fund (1)		13,416,398
		Total Short-Term Investments
		(Cost $13,416,398)		13,416,398
		Total Investments in Securities
		(Cost $647,338,639)*	94.3%	$722,557,359
		Other Assets and Liabilities - Net	5.7	43,648,174
		Net Assets	100.0%	$766,205,533

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $661,770,013.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$92,589,770
		Gross Unrealized Depreciation		(31,802,424)
		Net Unrealized Appreciation		$60,787,346

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$703,089,128	$—	$—	$703,089,128
Real Estate Investment Trusts	6,051,833	—	—	6,051,833
Short-Term Investments	13,416,398	—	—	13,416,398
Total Investments, at value	$722,557,359	$—	$—	$722,557,359
Other Financial Instruments+:
Forward foreign currency contracts	—	1,049,513	—	1,049,513
Futures	2,723,761	—	—	2,723,761
Total Assets	$725,281,120	$1,049,513	$—	$726,330,633

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	EU Euro
	EUR 7,000,000	BUY	4/28/11	$9,571,485	$9,915,239	$343,754
Brown Brothers Harriman & Co.	EU Euro
	EUR 4,000,000	BUY	4/28/11	5,586,160	5,665,851	79,691
Brown Brothers Harriman & Co.	EU Euro
	EUR 25,000,000	BUY	4/28/11	34,785,500	35,411,568	626,068
						$1,049,513

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Euro STOXX 50® Index Portfolio Open Futures Contracts on March 31, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	1,248	06/17/11	$50,300,615	$2,723,761
			$50,300,615	$2,723,761

PORTFOLIO OF INVESTMENTS
ING Euro STOXX 50® Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2011:

Derivatives Fair Value*
Equity contracts	$2,723,761
Foreign exchange contracts	1,049,513
Total	$3,773,274

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 97.0%
		Consumer Discretionary: 5.5%
311,748		British Sky Broadcasting PLC	$4,125,900
102,585		Burberry Group PLC	1,932,200
50,402		Carnival PLC	1,982,663
445,693		Compass Group PLC	4,006,285
367,502		GKN PLC	1,181,391
68,766		Intercontinental Hotels Group PLC	1,409,216
922,257	@	ITV PLC	1,143,231
555,460		Kingfisher PLC	2,188,290
376,213		Marks & Spencer Group PLC	2,030,822
42,738		Next PLC	1,356,092
192,817		Pearson PLC	3,406,373
296,278		Reed Elsevier PLC	2,564,626
132,561	L	TUI Travel PLC	482,163
41,667		Whitbread PLC	1,101,993
298,437		WPP PLC	3,677,908
			32,589,153
		Consumer Staples: 14.1%
93,907		Associated British Foods PLC	1,494,298
473,454		British American Tobacco PLC	18,984,489
597,281		Diageo PLC	11,353,365
241,095		Imperial Tobacco Group PLC	7,439,357
442,442		J Sainsbury PLC	2,376,838
171,890		Reckitt Benckiser PLC	8,823,244
282,152		SABMiller PLC	9,985,121
1,885,744		Tesco PLC	11,519,444
310,687		Unilever PLC	9,465,050
629,977		WM Morrison Supermarkets PLC	2,786,451
			84,227,657
		Energy: 19.9%
78,618		Amec PLC	1,503,602
798,967		BG Group PLC	19,834,857
4,468,294		BP PLC	32,829,137
331,384	@	Cairn Energy PLC	2,455,372
92,699	@	Essar Energy PLC	703,540
93,878		John Wood Group PLC	961,079
61,388		Petrofac Ltd.	1,466,949
841,217		Royal Dutch Shell PLC - Class A	30,513,997
644,265		Royal Dutch Shell PLC - Class B	23,396,029
209,807		Tullow Oil PLC	4,868,533
			118,533,095
		Financials: 18.8%
228,506		3i Group PLC	1,095,438
47,716		Admiral Group PLC	1,188,717
665,262		Aviva PLC	4,616,438
2,888,403		Barclays PLC	12,968,886
56,240		Hargreaves Lansdown PLC	549,251
4,175,582		HSBC Holdings PLC	43,130,300
157,431		ICAP PLC	1,332,332
127,382		Investec PLC	974,396
1,389,978		Legal & General Group PLC	2,566,083
9,524,279	@	Lloyds TSB Group PLC	8,850,050
444,809		Man Group PLC	1,752,741
1,286,880		Old Mutual PLC	2,803,597
598,467		Prudential PLC	6,777,488
343,249		Resolution Ltd.	1,627,712
827,502		Royal & Sun Alliance Insurance Group	1,743,510
4,123,891	@	Royal Bank of Scotland Group PLC	2,705,510
40,199		Schroders PLC	1,119,907
14,298		Schroders PLC - Non Voting	322,527
553,086		Standard Chartered PLC	14,346,525
541,364		Standard Life PLC	1,793,740
			112,265,148
		Health Care: 7.5%
330,040		AstraZeneca PLC	15,162,992
1,230,068		GlaxoSmithKline PLC	23,438,680
132,641		Shire PLC	3,850,249
210,502		Smith & Nephew PLC	2,371,972
			44,823,893
		Industrials: 4.7%
64,918		Aggreko PLC	1,639,560
808,048		BAE Systems PLC	4,211,244
145,407		Capita Group PLC	1,733,145
237,127		Experian Group Ltd.	2,935,870

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Industrials (continued)
333,935		Group 4 Securicor PLC		$1,366,539
75,902		IMI PLC		1,253,878
439,864	@	International Consolidated Airlines Group SA		1,601,789
37,637		Intertek Group PLC		1,228,381
191,276		Invensys PLC		1,058,766
443,863	@	Rolls-Royce Group PLC		4,401,182
115,955		Serco Group PLC		1,037,938
92,967		Smiths Group PLC		1,932,075
49,798		Weir Group PLC		1,381,650
66,946	@	Wolseley PLC		2,253,682
				28,035,699
		Information Technology: 1.0%
318,885		ARM Holdings PLC		2,959,050
57,531	@	Autonomy Corp. PLC		1,466,042
310,319		Sage Group PLC		1,384,316
				5,809,408
		Materials: 14.6%
314,433		Anglo American PLC		16,157,285
93,514		Antofagasta PLC		2,038,516
517,979		BHP Billiton PLC		20,507,560
91,612		Eurasian Natural Resources Corp.		1,374,998
51,020		Fresnillo PLC		1,261,170
50,908		Johnson Matthey PLC		1,517,723
50,771		Kazakhmys PLC		1,133,860
47,950		Lonmin PLC		1,308,964
21,558		Randgold Resources Ltd.		1,742,002
207,571		Rexam PLC		1,210,232
362,174		Rio Tinto PLC		25,605,236
31,420	L	Vedanta Resources PLC		1,197,540
527,279		Xstrata PLC		12,302,323
				87,357,409
		Telecommunication Services: 7.0%
1,833,787		BT Group PLC		5,448,962
108,299		Inmarsat PLC		1,047,880
12,308,790		Vodafone Group PLC		35,077,938
				41,574,780
		Utilities: 3.9%
1,221,738		Centrica PLC		6,371,169
360,145		International Power PLC		1,778,949
831,894		National Grid PLC		7,913,975
220,913		Scottish & Southern Energy PLC		4,469,599
55,854		Severn Trent PLC		1,308,329
160,073		United Utilities Group PLC		1,517,940
				23,359,961
		Total Common Stock
		(Cost $490,794,152)		578,576,203
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Financials: 1.0%
209,810		British Land Co. PLC		1,859,544
152,784		Capital Shopping Centres Group PLC		938,566
167,793		Hammerson PLC		1,202,995
181,146		Land Securities Group PLC		2,129,080
		Total Real Estate Investment Trusts
		(Cost $5,197,159)		6,130,185
		Total Long-Term Investments
		(Cost $495,991,311)		584,706,388
SHORT-TERM INVESTMENTS: 0.3%
		Securities Lending Collateral(cc): 0.3%
1,406,723		BNY Mellon Overnight Government Fund (1)		1,406,723
		Total Short-Term Investments (Cost $1,406,723)		1,406,723
		Total Investments in Securities (Cost $497,398,034)*	98.3%	$586,113,111
		Other Assets and Liabilities - Net	1.7	10,360,850
		Net Assets	100.0%	$596,473,961

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $498,952,643.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$98,256,366
		Gross Unrealized Depreciation		(11,095,898)
		Net Unrealized Appreciation		$87,160,468

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$578,576,203	$—	$—	$578,576,203
Real Estate Investment Trusts	6,130,185	—	—	6,130,185
Short-Term Investments	1,406,723	—	—	1,406,723
Total Investments, at value	$586,113,111	$—	$—	$586,113,111
Other Financial Instruments+:
Forward foreign currency contracts	—	752,360	—	752,360
Futures	705,097	—	—	705,097
Total Assets	$586,818,208	$752,360	$—	$587,570,568

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING FTSE 100 Index® Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	British Pound
	GBP 3,000,000	BUY	4/28/11	$4,761,840	$4,811,116	$49,276
Brown Brothers Harriman & Co.	British Pound
	GBP 15,000,000	BUY	4/28/11	24,036,000	24,055,578	19,578
The Bank of New York Mellon Corp.	British Pound
	GBP 5,000,000	BUY	4/28/11	8,005,000	8,018,526	13,526
						$82,380
Brown Brothers Harriman & Co.	British Pound
	GBP 3,000,000	SELL	4/28/11	$4,894,770	$4,811,116	$83,654
UBS Warburg LLC	British Pound
	GBP 17,000,000	SELL	4/28/11	27,849,315	27,262,989	586,326
						$669,980

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING FTSE 100 Index® Portfolio Open Futures Contracts on March 31, 2011:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	164	06/17/11	$15,481,552	$705,097
			$15,481,552	$705,097

PORTFOLIO OF INVESTMENTS
ING FTSE 100 Index® Portfolio	as of March 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2011:

Derivatives Fair Value*
Equity contracts	$705,097
Foreign exchange contracts	752,360
Total	$1,457,457

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
COMMON STOCK: 97.0%
		China: 36.1%
897,728		Aluminum Corp. of China Ltd.		$851,543
14,288,746		Bank of China Ltd.		7,945,789
1,511,047		Bank of Communications Co., Ltd.		1,661,405
936,000		China Coal Energy Co. - Class H		1,272,196
13,693,107		China Construction Bank		12,819,287
1,694,911		China Life Insurance Co., Ltd.		6,333,946
3,822,337		China Petroleum & Chemical Corp.		3,816,658
774,841		China Shenhua Energy Co., Ltd.		3,646,993
488,261	@	Foxconn International Holdings Ltd.		293,216
13,860,340		Industrial and Commercial Bank of China Ltd.		11,491,182
4,806,604		PetroChina Co., Ltd.		7,311,734
390,716		Ping An Insurance Group Co. of China Ltd.		3,955,832
230,375		Tencent Holdings Ltd.		5,610,327
				67,010,108
		Hong Kong: 47.3%
372,384		Bank of East Asia Ltd.		1,580,161
1,057,000		Belle International Holdings		1,938,699
843,129		BOC Hong Kong Holdings Ltd.		2,748,807
268,818		Cathay Pacific Airways Ltd.		643,902
316,739		Cheung Kong Holdings Ltd.		5,162,792
248,285		China Merchants Holdings International Co., Ltd.		1,047,185
1,371,101		China Mobile Ltd.		12,656,631
930,991		China Overseas Land & Investment Ltd.		1,892,592
271,286		China Resources Enterprise		1,102,186
426,000		China Resources Land Ltd.		796,757
427,654		China Resources Power Holdings Co.		824,309
1,073,110		China Unicom Ltd.		1,786,885
291,811		Citic Pacific Ltd.		809,733
410,931		CLP Holdings Ltd.		3,322,054
4,070,714		CNOOC Ltd.		10,286,786
370,697		Cosco Pacific Ltd.		701,401
278,879		Esprit Holdings Ltd.		1,278,661
557,706		Hang Lung Properties Ltd.		2,446,083
174,243		Hang Seng Bank Ltd.		2,815,398
246,024		Henderson Land Development Co., Ltd.		1,704,830
982,144		Hong Kong & China Gas		2,356,437
233,341		Hong Kong Exchanges and Clearing Ltd.		5,063,116
316,322		HongKong Electric Holdings		2,114,629
485,464		Hutchison Whampoa Ltd.		5,745,152
641,514		Li & Fung Ltd.		3,280,699
328,643		MTR Corp.		1,215,900
585,176		New World Development Ltd.		1,031,745
598,241		Sino Land Co.		1,062,524
351,555		Sun Hung Kai Properties Ltd.		5,567,235
165,091		Swire Pacific Ltd.		2,417,963
345,637		Wharf Holdings Ltd.		2,380,683
				87,781,935
		United Kingdom: 13.6%
2,442,153		HSBC Holdings PLC		25,355,999
				25,355,999
		Total Common Stock
		(Cost $156,223,343)		180,148,042
SHORT-TERM INVESTMENTS: 1.8%
		Mutual Funds: 1.4%
2,544,000		BlackRock Liquidity Funds, TempFund, Institutional Class		2,544,000
		Total Mutual Funds
		(Cost $2,544,000)		2,544,000
		Securities Lending Collateral(cc): 0.4%
700,000		BNY Mellon Overnight Government Fund(1)		700,000
		Total Securities Lending Collateral
		(Cost $700,000)		700,000
		Total Short-Term Investments
		(Cost $3,244,000)		3,244,000
		Total Investments in Securities
		(Cost $159,467,343)*	98.8%	$183,392,042
		Other Assets and Liabilities - Net	1.2	2,250,331
		Net Assets	100.0%	$185,642,373

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	*	Cost for federal income tax purposes is $162,485,054.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$24,652,293
		Gross Unrealized Depreciation		(3,745,304)
		Net Unrealized Appreciation		$20,906,989

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	3.5%
Consumer Staples	0.6
Energy	14.2
Financials	57.2
Industrials	5.5
Information Technology	3.2
Materials	0.4
Telecommunication Services	7.8
Utilities	4.6
Short-Term Investments	1.8
Other Assets and Liabilities - Net	1.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$180,148,042	$—	$—	$180,148,042
Short-Term Investments	3,244,000	—	—	3,244,000
Total Investments, at value	$183,392,042	$—	$—	$183,392,042
Other Financial Instruments+:
Futures	126,966	—	—	126,966
Total Assets	$183,519,008	$—	$—	$183,519,008

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Hang Seng Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Hang Seng Index Portfolio Open Futures Contracts on March 31, 2011:

				Unrealized
	Number of			Appreciation/
Contract Description	Contracts	Expiration Date	Notional Value	(Depreciation)
Long Contracts
Hang Seng Index	37	04/28/11	$5,592,655	$126,966
			$5,592,655	$126,966

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 96.7%
		Consumer Discretionary: 9.5%
1,200		Abercrombie & Fitch Co.	$70,440
8,100	@	Amazon.com, Inc.	1,459,053
11,900	@	Apollo Group, Inc. - Class A	496,349
67,500	@, L	Autonation, Inc.	2,387,475
900	@	Autozone, Inc.	246,204
25,000	@	Bed Bath & Beyond, Inc.	1,206,750
12,100		Best Buy Co., Inc.	347,512
15,700	@	Big Lots, Inc.	681,851
2,200		Cablevision Systems Corp.	76,142
25,000	@	Carmax, Inc.	802,500
32,700		Carnival Corp.	1,254,372
23,300		CBS Corp. - Class B	583,432
22,300		Coach, Inc.	1,160,492
67,330		Comcast Corp. - Class A	1,664,398
39,200		D.R. Horton, Inc.	456,680
5,900		Darden Restaurants, Inc.	289,867
14,700		DeVry, Inc.	809,529
37,550	@	DIRECTV	1,757,340
27,200	@	Discovery Communications, Inc. - Class A	1,085,280
32,200		Expedia, Inc.	729,652
4,106		Family Dollar Stores, Inc.	210,720
44,000	@	Ford Motor Co.	656,040
18,100		Fortune Brands, Inc.	1,120,209
46,431		Gap, Inc.	1,052,126
18,200		Genuine Parts Co.	976,248
12,100		H&R Block, Inc.	202,554
6,200		Harley-Davidson, Inc.	263,438
29,500		Harman International Industries, Inc.	1,381,190
25,000		Hasbro, Inc.	1,171,000
72,200		Home Depot, Inc.	2,675,732
45,700		International Game Technology	741,711
68,000	S	Interpublic Group of Cos., Inc.	854,760
7,100		JC Penney Co., Inc.	254,961
2,700		Johnson Controls, Inc.	112,239
10,400		Kohl’s Corp.	551,616
32,200	L	Lennar Corp.	583,464
31,100		Limited Brands, Inc.	1,022,568
50,200		Lowe’s Cos., Inc.	1,326,786
32,800		Macy’s, Inc.	795,728
24,000		Marriott International, Inc.	853,920
31,400		Mattel, Inc.	782,802
74,200		McDonald’s Corp.	5,645,878
9,400		McGraw-Hill Cos., Inc.	370,360
12,800	@	NetFlix, Inc.	3,037,824
37,200		Newell Rubbermaid, Inc.	711,636
98,800		News Corp. - Class A	1,734,928
31,600		Nike, Inc.	2,392,120
5,000		Nordstrom, Inc.	224,400
10,500		Omnicom Group	515,130
5,200	@	O’Reilly Automotive, Inc.	298,792
5,600		Polo Ralph Lauren Corp.	692,440
1,500	@	Priceline.com, Inc.	759,660
106,900	@	Pulte Homes, Inc.	791,060
42,000		RadioShack Corp.	630,420
13,000		Ross Stores, Inc.	924,560
14,100		Scripps Networks Interactive - Class A	706,269
7,500		Stanley Black & Decker, Inc.	574,500
63,300		Staples, Inc.	1,229,286
54,900		Starbucks Corp.	2,028,555
55,100		Starwood Hotels & Resorts Worldwide, Inc.	3,202,412
12,834		Target Corp.	641,828
4,200		Tiffany & Co.	258,048
25,200		Time Warner Cable, Inc.	1,797,768
44,500		Time Warner, Inc.	1,588,650
31,500		TJX Cos., Inc.	1,566,495
19,800	@	Urban Outfitters, Inc.	590,634
6,348		VF Corp.	625,468
22,400		Viacom - Class B	1,042,048
84,500		Walt Disney Co.	3,641,105
1,700	L	Washington Post	743,852
9,800		Whirlpool Corp.	836,528
7,500		Wyndham Worldwide Corp.	238,575
5,151		Wynn Resorts Ltd.	655,465

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value

		Consumer Discretionary (continued)
34,900		Yum! Brands, Inc.	$1,793,162
			77,644,986
		Consumer Staples: 9.9%
141,400		Altria Group, Inc.	3,680,642
63,286		Archer-Daniels-Midland Co.	2,278,929
10,200		Avon Products, Inc.	275,808
12,939		Brown-Forman Corp.	883,734
26,781		Campbell Soup Co.	886,719
4,200		Clorox Co.	294,294
175,556		Coca-Cola Co.	11,648,141
22,100		Coca-Cola Enterprises, Inc.	603,330
15,300		Colgate-Palmolive Co.	1,235,628
17,500		ConAgra Foods, Inc.	415,625
39,600	@	Constellation Brands, Inc.	803,088
23,100		Costco Wholesale Corp.	1,693,692
89,900		CVS Caremark Corp.	3,085,368
57,100	@	Dean Foods Co.	571,000
26,927		Dr Pepper Snapple Group, Inc.	1,000,607
11,300		Estee Lauder Cos., Inc.	1,088,868
47,300		General Mills, Inc.	1,728,815
17,308		Hershey Co.	940,690
27,300		HJ Heinz Co.	1,332,786
75,500		Hormel Foods Corp.	2,101,920
12,700		JM Smucker Co.	906,653
5,800		Kellogg Co.	313,084
10,026		Kimberly-Clark Corp.	654,397
38,000		Kraft Foods, Inc.	1,191,680
65,500		Kroger Co.	1,570,035
7,800		Lorillard, Inc.	741,078
4,400		McCormick & Co., Inc.	210,452
17,600		Mead Johnson Nutrition Co.	1,019,568
77,700		Molson Coors Brewing Co.	3,643,353
85,200		PepsiCo, Inc.	5,487,732
97,979		Philip Morris International, Inc.	6,430,362
95,892		Procter & Gamble Co.	5,906,947
19,416		Reynolds American, Inc.	689,850
46,900		Safeway, Inc.	1,104,026
61,800		Sara Lee Corp.	1,092,006
88,400	L	Supervalu, Inc.	789,412
29,900		Sysco Corp.	828,230
78,400		Tyson Foods, Inc.	1,504,496
54,600	S	Walgreen Co.	2,191,644
136,652		Wal-Mart Stores, Inc.	7,112,737
8,400		Whole Foods Market, Inc.	553,560
			80,490,986
		Energy: 14.7%
18,100		Anadarko Petroleum Corp.	1,482,752
23,200		Apache Corp.	3,037,344
30,400	S	Baker Hughes, Inc.	2,232,272
13,100		Cabot Oil & Gas Corp.	693,907
30,800	@	Cameron International Corp.	1,758,680
55,200		Chesapeake Energy Corp.	1,850,304
137,258	S	Chevron Corp.	14,745,627
98,700		ConocoPhillips	7,882,182
10,900		Consol Energy, Inc.	584,567
55,000	@	Denbury Resources, Inc.	1,342,000
26,200		Devon Energy Corp.	2,404,374
13,400	L	Diamond Offshore Drilling	1,041,180
37,300		El Paso Corp.	671,400
23,600		EOG Resources, Inc.	2,796,836
20,900		EQT Corp.	1,042,910
331,354	S	ExxonMobil Corp.	27,876,812
16,100	@	FMC Technologies, Inc.	1,521,128
50,500		Halliburton Co.	2,516,920
18,600		Helmerich & Payne, Inc.	1,277,634
14,300		Hess Corp.	1,218,503
38,100		Marathon Oil Corp.	2,031,111
3,100		Massey Energy Co.	211,916
9,200		Murphy Oil Corp.	675,464
46,700	@	Nabors Industries Ltd.	1,418,746
35,704		National Oilwell Varco, Inc.	2,830,256
15,900	@	Newfield Exploration Co.	1,208,559
31,200	@	Noble Corp.	1,423,344
14,900		Noble Energy, Inc.	1,440,085
36,100		Occidental Petroleum Corp.	3,772,089
12,900		Peabody Energy Corp.	928,284
13,600		Pioneer Natural Resources Co.	1,386,112
25,900		QEP Resources, Inc.	1,049,986
23,600		Range Resources Corp.	1,379,656
23,500	@	Rowan Cos., Inc.	1,038,230
87,354		Schlumberger Ltd.	8,146,634

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value

		Energy (continued)
38,900	@	Southwestern Energy Co.	$1,671,533
34,100		Spectra Energy Corp.	926,838
62,500		Sunoco, Inc.	2,849,375
127,300	@	Tesoro Corp.	3,415,459
113,100		Valero Energy Corp.	3,372,642
30,700		Williams Cos., Inc.	957,226
			120,110,877
		Financials: 14.5%
35,000		ACE Ltd.	2,264,500
26,295		Aflac, Inc.	1,387,850
28,300		Allstate Corp.	899,374
58,600		American Express Co.	2,648,720
7,500	@, L	American International Group, Inc.	263,550
24,800		Ameriprise Financial, Inc.	1,514,784
38,100		AON Corp.	2,017,776
80,700		Assurant, Inc.	3,107,757
517,450	S	Bank of America Corp.	6,897,609
63,800		Bank of New York Mellon Corp.	1,905,706
28,700		BB&T Corp.	787,815
102,600	@	Berkshire Hathaway, Inc.	8,580,438
18,700		Capital One Financial Corp.	971,652
17,700	@	CB Richard Ellis Group, Inc.	472,590
39,900		Charles Schwab Corp.	719,397
16,300		Chubb Corp.	999,353
27,500		Cincinnati Financial Corp.	902,000
2,116,300	@	Citigroup, Inc.	9,354,046
3,033		CME Group, Inc.	914,601
6,600		Comerica, Inc.	242,352
60,000		Discover Financial Services	1,447,200
8,300	@	E*Trade Financial Corp.	129,729
34,500	L	Federated Investors, Inc.	922,875
92,272		Fifth Third Bancorp.	1,280,735
5,900		First Horizon National Corp.	66,139
13,300		Franklin Resources, Inc.	1,663,564
11,100	@	Genworth Financial, Inc.	149,406
32,228		Goldman Sachs Group, Inc.	5,107,171
23,400		Hartford Financial Services Group, Inc.	630,162
78,300		Hudson City Bancorp., Inc.	757,944
500,800		Huntington Bancshares, Inc.	3,325,312
3,100	@	IntercontinentalExchange, Inc.	382,974
44,300	@	Invesco Ltd.	1,132,308
47,200		Janus Capital Group, Inc.	588,584
260,251		JPMorgan Chase & Co.	11,997,571
298,300		Keycorp	2,648,904
3,400		Legg Mason, Inc.	122,706
4,600		Leucadia National Corp.	172,684
16,600		Lincoln National Corp.	498,664
38,000		Loews Corp.	1,637,420
3,900		M&T Bank Corp.	345,033
61,900		Marsh & McLennan Cos., Inc.	1,845,239
96,800		Marshall & Ilsley Corp.	773,432
68,600		Metlife, Inc.	3,068,478
5,000		Moody’s Corp.	169,550
82,000		Morgan Stanley	2,240,240
13,900	@	Nasdaq Stock Market, Inc.	359,176
24,600		Northern Trust Corp.	1,248,450
10,500		NYSE Euronext	369,285
61,400		People’s United Financial, Inc.	772,412
25,400		PNC Financial Services Group, Inc.	1,599,946
42,300		Principal Financial Group, Inc.	1,358,253
35,200		Progressive Corp.	743,776
31,300	S	Prudential Financial, Inc.	1,927,454
151,600		Regions Financial Corp.	1,100,616
28,400	@	SLM Corp.	434,520
22,847		State Street Corp.	1,026,744
103,300		SunTrust Bank	2,979,172
12,700		T. Rowe Price Group, Inc.	843,534
13,900		Torchmark Corp.	924,072
27,096		Travelers Cos., Inc.	1,611,670
17,161		UnumProvident Corp.	450,476
67,633		US Bancorp.	1,787,540
244,585		Wells Fargo & Co.	7,753,345
17,100		XL Group PLC	420,660
4,000	L	Zions Bancorp.	92,240
			117,759,235
		Health Care: 9.0%
80,734		Abbott Laboratories	3,960,003
6,400		Aetna, Inc.	239,552
13,000	@	Agilent Technologies, Inc.	582,140
18,700		Allergan, Inc.	1,328,074
21,608		AmerisourceBergen Corp.	854,812

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value

		Health Care (continued)
52,935	@	Amgen, Inc.	$2,829,376
21,700		Baxter International, Inc.	1,166,809
7,800		Becton Dickinson & Co.	621,036
24,400	@	Biogen Idec, Inc.	1,790,716
155,200	@	Boston Scientific Corp.	1,115,888
44,200		Bristol-Myers Squibb Co.	1,168,206
7,600		Cardinal Health, Inc.	312,588
23,200	@	CareFusion Corp.	654,240
16,900	@	Celgene Corp.	972,257
56,000	@, L	Cephalon, Inc.	4,243,680
3,300		Cigna Corp.	146,124
16,900	@	Coventry Health Care, Inc.	538,941
6,500	@	Covidien PLC	337,610
2,800		CR Bard, Inc.	278,068
9,200	@	DaVita, Inc.	786,692
1,500		Densply International, Inc.	55,485
43,400		Eli Lilly & Co.	1,526,378
31,900	@	Express Scripts, Inc.	1,773,959
35,400	@	Forest Laboratories, Inc.	1,143,420
6,800	@	Genzyme Corp.	517,820
59,400	@	Gilead Sciences, Inc.	2,520,936
18,000	@	Hospira, Inc.	993,600
41,667	@	Humana, Inc.	2,914,190
3,000	@	Intuitive Surgical, Inc.	1,000,380
112,923		Johnson & Johnson	6,690,688
11,900	@	Laboratory Corp. of America Holdings	1,096,347
14,900	@	Life Technologies Corp.	781,058
5,672		McKesson Corp.	448,372
26,408	@	Medco Health Solutions, Inc.	1,483,073
24,300		Medtronic, Inc.	956,205
103,162	S	Merck & Co., Inc.	3,405,378
2,300	@	Mylan Laboratories	52,141
111,200		PerkinElmer, Inc.	2,921,224
435,062		Pfizer, Inc.	8,836,109
17,200		Quest Diagnostics	992,784
29,500		St. Jude Medical, Inc.	1,512,170
11,500		Stryker Corp.	699,200
300	@	Tenet Healthcare Corp.	2,235
9,929	@, S	Thermo Fisher Scientific, Inc.	551,556
36,938		UnitedHealth Group, Inc.	1,669,598
26,200	@	Varian Medical Systems, Inc.	1,772,168
8,878	@	Waters Corp.	771,498
17,000	@	Watson Pharmaceuticals, Inc.	952,170
10,800		WellPoint, Inc.	753,732
6,000	@	Zimmer Holdings, Inc.	363,180
			73,083,866
		Industrials: 12.0%
19,300		3M Co.	1,804,550
17,702		Avery Dennison Corp.	742,776
57,200		Boeing Co.	4,228,796
34,800		Caterpillar, Inc.	3,874,980
2,900		CH Robinson Worldwide, Inc.	214,977
18,700		Cintas Corp.	566,049
27,600		CSX Corp.	2,169,360
20,700		Cummins, Inc.	2,269,134
33,900		Danaher Corp.	1,759,410
30,600		Deere & Co.	2,964,834
22,600		Dover Corp.	1,485,724
8,100		Dun & Bradstreet Corp.	649,944
21,300		Eaton Corp.	1,180,872
39,759		Emerson Electric Co.	2,323,118
18,216		Equifax, Inc.	707,692
18,700		Expeditors International Washington, Inc.	937,618
15,600	L	Fastenal Co.	1,011,348
8,560		FedEx Corp.	800,788
3,400		Flowserve Corp.	437,920
14,600		Fluor Corp.	1,075,436
22,600		General Dynamics Corp.	1,730,256
434,094	S	General Electric Co.	8,703,585
33,600		Goodrich Corp.	2,873,808
58,000		Honeywell International, Inc.	3,463,180
9,083	@	Huntington Ingalls Industries, Inc.	376,958
31,300		Illinois Tool Works, Inc.	1,681,436
20,800		Ingersoll-Rand PLC	1,004,848
28,307		Iron Mountain, Inc.	884,028
11,541		ITT Corp.	693,037
22,000	@	Jacobs Engineering Group, Inc.	1,131,460
9,800		Joy Global, Inc.	968,338
6,600		L-3 Communications Holdings, Inc.	516,846
19,032		Lockheed Martin Corp.	1,530,173
69,200		Masco Corp.	963,264

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value

		Industrials (continued)
25,728		Norfolk Southern Corp.	$1,782,179
54,500		Northrop Grumman Corp.	3,417,695
25,100		Paccar, Inc.	1,313,985
19,600		Pall Corp.	1,129,156
19,600		Parker Hannifin Corp.	1,855,728
15,800		Precision Castparts Corp.	2,325,444
40,000	@	Quanta Services, Inc.	897,200
63,200		Raytheon Co.	3,214,984
31,200		Republic Services, Inc.	937,248
21,032		Robert Half International, Inc.	643,579
17,900		Rockwell Automation, Inc.	1,694,235
21,400		Rockwell Collins, Inc.	1,387,362
13,900		Roper Industries, Inc.	1,201,794
133,200		RR Donnelley & Sons Co.	2,520,144
51,900		Ryder System, Inc.	2,626,140
2,500		Snap-On, Inc.	150,150
70,600		Southwest Airlines Co.	891,678
9,571	@	Stericycle, Inc.	848,661
14,700		Tyco International Ltd.	658,119
40,900		Union Pacific Corp.	4,021,697
13,102		United Parcel Service, Inc. - Class B	973,741
54,097		United Technologies Corp.	4,579,311
10,109		Waste Management, Inc.	377,470
2,900		WW Grainger, Inc.	399,272
			97,573,515
		Information Technology: 16.4%
20,000	@	Adobe Systems, Inc.	663,200
124,600	@, L	Advanced Micro Devices, Inc.	1,071,560
21,400	@	Akamai Technologies, Inc.	813,200
27,400		Altera Corp.	1,206,148
6,600		Amphenol Corp.	358,974
7,400		Analog Devices, Inc.	291,412
51,493	@, S	Apple, Inc.	17,942,736
34,700		Applied Materials, Inc.	542,014
9,000	@	Autodesk, Inc.	396,990
9,500		Automatic Data Processing, Inc.	487,445
21,900	@	BMC Software, Inc.	1,089,306
14,000		Broadcom Corp.	551,320
43,162		CA, Inc.	1,043,657
434,770	S	Cisco Systems, Inc.	7,456,306
19,800	@	Citrix Systems, Inc.	1,454,508
25,400	@	Cognizant Technology Solutions Corp.	2,067,560
19,600		Computer Sciences Corp.	955,108
63,100	@	Compuware Corp.	728,805
36,600		Corning, Inc.	755,058
51,500	@	Dell, Inc.	747,265
58,207	@	eBay, Inc.	1,806,745
46,300	@	Electronic Arts, Inc.	904,239
56,050	@	EMC Corp.	1,488,128
9,800	@	F5 Networks, Inc.	1,005,186
15,100		Fidelity National Information Services, Inc.	493,619
1,033	@, L	First Solar, Inc.	166,148
4,872	@	Fiserv, Inc.	305,572
21,200		Flir Systems, Inc.	733,732
10,180	@	Google, Inc. - Class A	5,967,618
18,635		Harris Corp.	924,296
120,876		Hewlett-Packard Co.	4,952,290
241,610	S	Intel Corp.	4,873,274
56,769		International Business Machines Corp.	9,257,321
11,600	@	Intuit, Inc.	615,960
2,800		Jabil Circuit, Inc.	57,204
38,000	@	JDS Uniphase Corp.	791,920
25,500	@	Juniper Networks, Inc.	1,073,040
5,100		KLA-Tencor Corp.	241,587
82,600	@	Lexmark International, Inc.	3,059,504
6,200		Linear Technology Corp.	208,506
106,700	@	LSI Logic Corp.	725,560
4,175		Mastercard, Inc.	1,050,931
300	@	MEMC Electronic Materials, Inc.	3,888
5,200	L	Microchip Technology, Inc.	197,652
89,800	@	Micron Technology, Inc.	1,029,108
433,516	S	Microsoft Corp.	10,993,966
28,300		Molex, Inc.	710,896
39,600	@, L	Monster Worldwide, Inc.	629,640
39,487	@	Motorola Mobility Holdings, Inc.	963,483
22,028	@	Motorola Solutions, Inc.	984,431
29,105	@	NetApp, Inc.	1,402,279
101,200	@	Novell, Inc.	600,116
17,700	@	Novellus Systems, Inc.	657,201
49,500	@	Nvidia Corp.	913,770
220,626		Oracle Corp.	7,362,290

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value

		Information Technology (continued)
12,500		Paychex, Inc.	$392,000
126,316		Qualcomm, Inc.	6,925,906
7,802	@	Red Hat, Inc.	354,133
154,900	@	SAIC, Inc.	2,620,908
4,900	@	Salesforce.com, Inc.	654,542
6,900	@	Sandisk Corp.	318,021
78,800	@	Symantec Corp.	1,460,952
110,000		Tellabs, Inc.	576,400
23,112	@	Teradata Corp.	1,171,778
53,300	@, L	Teradyne, Inc.	949,273
17,200		Texas Instruments, Inc.	594,432
65,300		Total System Services, Inc.	1,176,706
24,900	@	VeriSign, Inc.	901,629
21,100		Visa, Inc.	1,553,382
76,600	@	Western Digital Corp.	2,856,414
25,800		Western Union Co.	535,866
41,200		Xerox Corp.	438,780
5,400		Xilinx, Inc.	177,120
104,900	@	Yahoo!, Inc.	1,746,585
			133,178,499
		Materials: 2.4%
4,677		Air Products & Chemicals, Inc.	421,772
36,900		AK Steel Holding Corp.	582,282
19,800		Alcoa, Inc.	349,470
17,600		Ball Corp.	630,960
25,200		CF Industries Holdings, Inc.	3,447,108
4,000		Cliffs Natural Resources, Inc.	393,120
11,800		Dow Chemical Co.	445,450
19,963		Ecolab, Inc.	1,018,512
10,600		EI Du Pont de Nemours & Co.	582,682
10,200		FMC Corp.	866,286
72,400		Freeport-McMoRan Copper & Gold, Inc.	4,021,820
12,000		International Flavors & Fragrances, Inc.	747,600
13,031		International Paper Co.	393,276
23,400		MeadWestvaco Corp.	709,722
5,000		Monsanto Co.	361,300
20,800		Newmont Mining Corp.	1,135,264
22,600	@	Owens-Illinois, Inc.	682,294
2,800		PPG Industries, Inc.	266,588
1,636		Praxair, Inc.	166,218
23,500		Sealed Air Corp.	626,510
3,084		Sigma-Aldrich Corp.	196,266
31,200	@	Titanium Metals Corp.	579,696
11,000		United States Steel Corp.	593,340
9,800	L	Vulcan Materials Co.	446,880
			19,664,416
		Telecommunication Services: 3.7%
44,400	@	American Tower Corp.	2,300,808
471,956	S	AT&T, Inc.	14,441,848
19,900	L	CenturyTel, Inc.	826,845
101,528		Frontier Communications Corp.	834,560
39,800	@	MetroPCS Communications, Inc.	646,352
113,200		Qwest Communications International, Inc.	773,156
368,700	@	Sprint Nextel Corp.	1,710,768
164,716		Verizon Communications, Inc.	6,348,155
203,000		Windstream Corp.	2,612,610
			30,495,102
		Utilities: 4.6%
47,300	@	AES Corp.	614,900
17,400		Ameren Corp.	488,418
34,600		American Electric Power Co., Inc.	1,215,844
76,300		CenterPoint Energy, Inc.	1,339,828
176,900		CMS Energy Corp.	3,474,316
23,900		Consolidated Edison, Inc.	1,212,208
35,900		Constellation Energy Group, Inc.	1,117,567
33,900		Dominion Resources, Inc.	1,515,330
22,286		DTE Energy Co.	1,091,123
71,200		Duke Energy Corp.	1,292,280
13,700		Edison International	501,283
22,300		Entergy Corp.	1,498,783
38,600		Exelon Corp.	1,591,864
28,837		FirstEnergy Corp.	1,069,564
4,400		Integrys Energy Group, Inc.	222,244
31,100		NextEra Energy, Inc.	1,714,232
12,900		Nicor, Inc.	692,730
26,000		NiSource, Inc.	498,680
30,800		Northeast Utilities	1,065,680
13,600	@	NRG Energy, Inc.	292,944
4,600		Oneok, Inc.	307,648
101,800		Pacific Gas & Electric Co.	4,497,524
48,000		Pepco Holdings, Inc.	895,200

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value

		Utilities (continued)
23,400		Pinnacle West Capital Corp.		$1,001,286
20,500		PPL Corp.		518,650
12,900		Progress Energy, Inc.		595,206
42,400		Public Service Enterprise Group, Inc.		1,336,024
9,302		SCANA Corp.		366,220
11,722		Sempra Energy		627,127
49,500		Southern Co.		1,886,445
12,900		TECO Energy, Inc.		242,004
29,300		Wisconsin Energy Corp.		893,650
66,300		Xcel Energy, Inc.		1,583,907
				37,260,709
		Total Common Stock
		(Cost $718,995,141)		787,262,191
REAL ESTATE INVESTMENT TRUSTS: 1.9%
		Financials: 1.9%
25,800		Apartment Investment & Management Co.		657,126
11,230		AvalonBay Communities, Inc.		1,348,498
8,139		Boston Properties, Inc.		771,984
52,700		Equity Residential		2,972,807
37,100		HCP, Inc.		1,407,574
8,186		Health Care Real Estate Investment Trust, Inc.		429,274
26,100		Host Hotels & Resorts, Inc.		459,621
50,900		Kimco Realty Corp.		933,506
78,900		Prologis		1,260,822
14,200		Public Storage, Inc.		1,574,922
14,040		Simon Property Group, Inc.		1,504,526
20,703		Ventas, Inc.		1,124,173
7,017		Vornado Realty Trust		613,988
16,200		Weyerhaeuser Co.		398,520
		Total Real Estate Investment Trusts
		(Cost $14,361,849)		15,457,341
		Total Long-Term Investments
		(Cost $733,356,990)		802,719,532

SHORT-TERM INVESTMENTS: 2.9%

		Mutual Funds: 1.2%
10,157,000		BlackRock Liquidity Funds, TempFund, Institutional Class		10,157,000

		Total Mutual Funds
		(Cost $10,157,000)		10,157,000

		Securities Lending Collateral(cc): 1.7%
12,209,246		BNY Mellon Overnight Government Fund (1)		12,209,246
1,608,803	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,287,042

		Total Securities Lending Collateral
		(Cost $13,818,049)		13,496,288

		Total Short-Term Investments
		(Cost $23,975,049)		23,653,288

		Total Investments in Securities
		(Cost $757,332,039)*	101.5%	$826,372,820
		Other Assets and Liabilities - Net	(1.5)	(12,449,107)
		Net Assets	100.0%	$813,923,713

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.

	*	Cost for federal income tax purposes is $760,929,907.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$81,022,142
		Gross Unrealized Depreciation		(15,579,229)
		Net Unrealized Appreciation		$65,442,913

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$787,262,191	$—	$—	$787,262,191
Real Estate Investment Trusts	15,457,341	—	—	15,457,341
Short-Term Investments	22,366,246	—	1,287,042	23,653,288
Total Investments, at value	$825,085,778	$—	$1,287,042	$826,372,820
Other Financial Instruments+:
Futures	$118,557	—	—	118,557
Total Assets	$825,204,335	$—	$1,287,042	$826,491,377

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$1,287,042	$—	$—	$—	$—	$—	$—	$—	$1,287,042
Total Investments, at value	$1,287,042	$—	$—	$—	$—	$—	$—	$—	$1,287,042

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options.

Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Index Plus LargeCap Portfolio Open Futures Contracts on March 31, 2011:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	186	06/17/11	$12,285,300	$118,557
			$12,285,300	$118,557

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 90.0%
		Consumer Discretionary: 14.0%
41,800		Aaron’s, Inc.	$1,060,048
59,194		Advance Auto Parts, Inc.	3,884,310
107,160	@	Aeropostale, Inc.	2,606,131
46,450		American Eagle Outfitters	738,091
15,600		American Greetings Corp.	368,160
52,800	@	ANN, Inc.	1,537,008
78,367	@	Ascena Retail Group, Inc.	2,539,874
16,173	@	Bally Technologies, Inc.	612,148
11,900		Bob Evans Farms, Inc.	387,940
83,861	@, S	BorgWarner, Inc.	6,682,883
28,799		Brinker International, Inc.	728,615
67,557	@	Career Education Corp.	1,534,895
58,800	@	Cheesecake Factory	1,769,292
53,735	S	Chico’s FAS, Inc.	800,652
23,047	@	Chipotle Mexican Grill, Inc.	6,277,311
16,900	@	Collective Brands, Inc.	364,702
35,900	@	Deckers Outdoor Corp.	3,092,785
23,600	@	Dick’s Sporting Goods, Inc.	943,528
102,251	@	Dollar Tree, Inc.	5,676,976
21,600	@	DreamWorks Animation SKG, Inc.	603,288
437,500	@, S, L	Eastman Kodak Co.	1,413,125
44,600		Foot Locker, Inc.	879,512
42,799	@	Fossil, Inc.	4,008,126
53,468		Gentex Corp.	1,617,407
17,017		Guess ?, Inc.	669,619
27,600	@	Hanesbrands, Inc.	746,304
15,200		Harte-Hanks, Inc.	180,880
11,500		International Speedway Corp.	342,700
7,740	@, L	ITT Educational Services, Inc.	558,441
50,783		J Crew Group, Inc.	—
33,903		John Wiley & Sons, Inc.	1,723,629
17,589	@	Lamar Advertising Co.	649,738
14,000	@	Life Time Fitness, Inc.	522,340
48,600	@	LKQ Corp.	1,171,260
11,600		Matthews International Corp. - Class A	447,180
12,200	L	Meredith Corp.	413,824
17,063	@, L	Mohawk Industries, Inc.	1,043,402
4,501	@	NVR, Inc.	3,402,756
379,800	@, S	Office Depot, Inc.	1,758,474
29,000	@	Panera Bread Co.	3,683,000
50,125		Petsmart, Inc.	2,052,619
17,162		Phillips-Van Heusen	1,116,045
33,100		Polaris Industries, Inc.	2,880,362
76,600		Regis Corp.	1,358,884
63,700		Rent-A-Center, Inc.	2,223,767
29,798	@	Saks, Inc.	337,015
9,300		Scholastic Corp.	251,472
175,495	S	Service Corp. International	1,940,975
65,445		Sotheby’s	3,442,407
4,300	L	Strayer Education, Inc.	561,107
8,649		Thor Industries, Inc.	288,617
22,500	@	Timberland Co.	929,025
42,200	@	Toll Brothers, Inc.	834,294
63,900		Tractor Supply Co.	3,825,054
39,849		Tupperware Corp.	2,379,384
39,000	@, L	Under Armour, Inc.	2,653,950
48,450	@	Warnaco Group, Inc.	2,770,856
414,342	S	Wendy’s/Arby’s Group, Inc. - Class A	2,084,140
78,689		Williams-Sonoma, Inc.	3,186,905
16,874	@	WMS Industries, Inc.	596,496
			103,153,728
		Consumer Staples: 3.4%
84,600		Alberto-Culver Co.	3,153,042
13,800	@	BJ’s Wholesale Club, Inc.	673,716
22,778		Church & Dwight Co., Inc.	1,807,207
73,200		Corn Products International, Inc.	3,793,224
60,364	@	Energizer Holdings, Inc.	4,295,502
23,200		Flowers Foods, Inc.	631,736
40,064	@	Green Mountain Coffee Roasters, Inc.	2,588,535
22,452	@	Hansen Natural Corp.	1,352,284
7,500		Lancaster Colony Corp.	454,500
44,832	@	Ralcorp Holdings, Inc.	3,067,854
13,400		Ruddick Corp.	517,106

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Staples (continued)
101,043	@	Smithfield Foods, Inc.	$2,431,095
9,888		Tootsie Roll Industries, Inc.	280,424
			25,046,225
		Energy: 6.6%
110,669		Arch Coal, Inc.	3,988,511
57,236	@	Atwood Oceanics, Inc.	2,657,467
17,276	@	Bill Barrett Corp.	689,485
37,573		Cimarex Energy Co.	4,329,913
63,200	@, L	Comstock Resources, Inc.	1,955,408
29,500	@	Dril-Quip, Inc.	2,331,385
78,140	@, L	Exterran Holdings, Inc.	1,854,262
29,413	@	Forest Oil Corp.	1,112,694
56,800	@	Frontier Oil Corp.	1,665,376
137,400	@, S	Helix Energy Solutions Group, Inc.	2,363,280
56,400	@, L	Northern Oil And Gas, Inc.	1,505,880
17,166	@	Oceaneering International, Inc.	1,535,499
20,700	@	Patriot Coal Corp.	534,681
44,200		Patterson-UTI Energy, Inc.	1,299,038
46,871	@	Plains Exploration & Production Co.	1,698,136
136,260	@	Pride International, Inc.	5,852,365
104,994	@	Quicksilver Resources, Inc.	1,502,464
55,300		SM Energy Co.	4,102,707
111,064		Southern Union Co.	3,178,652
15,571	@	Superior Energy Services	638,411
14,518		Tidewater, Inc.	868,902
45,649	@	Unit Corp.	2,827,956
			48,492,472
		Financials: 11.5%
18,572	@	Affiliated Managers Group, Inc.	2,031,220
44,000		American Financial Group, Inc.	1,540,880
243,400	S	Apollo Investment Corp.	2,935,404
95,600		Arthur J. Gallagher & Co.	2,907,196
88,000		Aspen Insurance Holdings Ltd.	2,425,280
52,800		Associated Banc-Corp.	784,080
58,800		Bank of Hawaii Corp.	2,811,816
30,600		Brown & Brown, Inc.	789,480
23,486		Cathay General Bancorp.	400,436
7,700		City National Corp.	439,285
54,744		Commerce Bancshares, Inc.	2,213,847
16,361		Cullen/Frost Bankers, Inc.	965,626
31,100		East-West Bancorp., Inc.	682,956
85,054		Eaton Vance Corp.	2,742,141
15,574		Everest Re Group Ltd.	1,373,315
232,400	S	Fidelity National Title Group, Inc.	3,283,812
26,300		First American Financial Corp.	433,950
160,400	L	First Niagara Financial Group, Inc.	2,178,232
34,300		FirstMerit Corp.	585,158
63,301	S	Fulton Financial Corp.	703,274
32,000	L	Greenhill & Co., Inc.	2,105,280
53,055		Hanover Insurance Group, Inc.	2,400,739
110,224		HCC Insurance Holdings, Inc.	3,451,113
36,600		International Bancshares Corp.	671,244
103,564	L	Jefferies Group, Inc.	2,582,886
37,389		Jones Lang LaSalle, Inc.	3,729,179
18,600		Mercury General Corp.	727,818
105,137	@	MSCI, Inc. - Class A	3,871,144
211,097	L	New York Community Bancorp., Inc.	3,643,534
32,147		NewAlliance Bancshares, Inc.	477,061
116,800		Old Republic International Corp.	1,482,192
66,200		Prosperity Bancshares, Inc.	2,831,374
24,996		Protective Life Corp.	663,644
32,635		Raymond James Financial, Inc.	1,247,962
30,343		Reinsurance Group of America, Inc.	1,904,934
138,892		SEI Investments Co.	3,316,741
10,834		Stancorp Financial Group, Inc.	499,664
37,500	@	SVB Financial Group	2,134,875
249,504	S	Synovus Financial Corp.	598,810
43,000		TCF Financial Corp.	681,980
62,115		Transatlantic Holdings, Inc.	3,023,137
74,764		Trustmark Corp.	1,750,973
33,996		Unitrin, Inc.	1,049,796
190,500		Valley National Bancorp.	2,659,380
22,600		Waddell & Reed Financial, Inc.	917,786
37,900		Washington Federal, Inc.	657,186
105,500		Webster Financial Corp.	2,260,865
7,900		Westamerica Bancorp.	405,823
26,200		WR Berkley Corp.	843,902
			84,818,410
		Health Care: 10.2%
59,500	@	Allscripts Healthcare Solutions, Inc.	1,248,905
54,049	S	Beckman Coulter, Inc.	4,489,850

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
13,185	@	Bio-Rad Laboratories, Inc.	$1,584,046
17,500	@	Charles River Laboratories International, Inc.	671,650
84,462	@	Community Health Systems, Inc.	3,377,635
21,818	@, S	Covance, Inc.	1,193,881
96,679	@	Endo Pharmaceuticals Holdings, Inc.	3,689,271
13,400	@	Gen-Probe, Inc.	889,090
268,485	@	Health Management Associates, Inc.	2,926,487
17,615	@, S	Health Net, Inc.	576,011
55,096	@	Henry Schein, Inc.	3,866,086
74,483		Hill-Rom Holdings, Inc.	2,828,864
98,006	@	Hologic, Inc.	2,175,733
49,106	@, L	Idexx Laboratories, Inc.	3,791,965
57,848	@	Immucor, Inc.	1,144,233
19,331	@	Kinetic Concepts, Inc.	1,051,993
16,900	@	LifePoint Hospitals, Inc.	679,042
100,197		Lincare Holdings, Inc.	2,971,843
78,100	@	Masimo Corp.	2,585,110
34,189		Medicis Pharmaceutical Corp.	1,095,416
45,600	@	Mednax, Inc.	3,037,416
26,724	@	Mettler Toledo International, Inc.	4,596,528
31,866		Omnicare, Inc.	955,661
79,700		Owens & Minor, Inc.	2,588,656
65,180		Perrigo Co.	5,183,114
61,375		Pharmaceutical Product Development, Inc.	1,700,701
66,946	@	Resmed, Inc.	2,008,380
10,631		Steris Corp.	367,195
7,537		Techne Corp.	539,649
6,793		Teleflex, Inc.	393,858
88,262	@	Thoratec Corp.	2,288,634
19,565	@	United Therapeutics Corp.	1,311,246
30,759		Universal Health Services, Inc.	1,519,802
26,300	@	VCA Antech, Inc.	662,234
92,250	@, S	Vertex Pharmaceuticals, Inc.	4,421,543
12,645	@	WellCare Health Plans, Inc.	530,458
			74,942,186
		Industrials: 15.1%
24,800		Acuity Brands, Inc.	1,450,552
105,800	@	Aecom Technology Corp.	2,933,834
33,500	@	AGCO Corp.	1,841,495
41,937	@	Alaska Air Group, Inc.	2,659,645
30,500		Alexander & Baldwin, Inc.	1,392,325
9,159		Alliant Techsystems, Inc.	647,267
62,950		Ametek, Inc.	2,761,617
99,114	@	BE Aerospace, Inc.	3,521,520
58,500		Brink’s Co.	1,936,935
33,189		Bucyrus International, Inc.	3,035,134
44,743		Carlisle Cos., Inc.	1,993,301
21,200	@	Clean Harbors, Inc.	2,091,592
17,138		Con-way, Inc.	673,352
62,246	@	Copart, Inc.	2,697,119
24,000		Corporate Executive Board Co.	968,880
54,147	@	Corrections Corp. of America	1,321,187
9,172		Crane Co.	444,200
31,300		Deluxe Corp.	830,702
25,112		Donaldson Co., Inc.	1,539,114
66,632	@	FTI Consulting, Inc.	2,554,005
35,100		Gardner Denver, Inc.	2,738,853
45,300		GATX Corp.	1,751,298
40,500		Graco, Inc.	1,842,345
87,227		Harsco Corp.	3,078,241
14,900		Herman Miller, Inc.	409,601
31,394		HNI, Corp.	990,795
33,478		Hubbell, Inc.	2,377,942
77,000		IDEX Corp.	3,361,050
28,521		JB Hunt Transport Services, Inc.	1,295,424
95,100	@, S, L	JetBlue Airways Corp.	596,277
84,659	@	Kansas City Southern	4,609,683
51,970		KBR, Inc.	1,962,907
85,900		Kennametal, Inc.	3,350,100
30,300	@	Kirby Corp.	1,735,887
18,100	@	Korn/Ferry International	403,087
14,853		Landstar System, Inc.	678,485
40,400		Lennox International, Inc.	2,124,232
43,100		Lincoln Electric Holdings, Inc.	3,272,152
26,449		Manpower, Inc.	1,663,113
12,100		Mine Safety Appliances Co.	443,707
42,100		MSC Industrial Direct Co.	2,882,587
9,200		Nordson Corp.	1,058,552
96,500	@	Oshkosh Truck Corp.	3,414,170
27,470		Pentair, Inc.	1,038,091
31,704		Regal-Beloit Corp.	2,340,706

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
22,503		Rollins, Inc.	$456,811
21,961	@	Shaw Group, Inc.	777,639
46,157		SPX Corp.	3,664,404
33,368	@	Terex Corp.	1,235,951
19,328	@	Thomas & Betts Corp.	1,149,436
74,074		Timken Co.	3,874,070
48,900		Towers Watson & Co.	2,711,994
72,200		Trinity Industries, Inc.	2,647,574
41,200	@	United Rentals, Inc.	1,371,136
45,464	@	URS Corp.	2,093,617
5,600		Valmont Industries, Inc.	584,472
12,571		Wabtec Corp.	852,691
52,300		Waste Connections, Inc.	1,505,717
7,700		Watsco, Inc.	536,767
17,916		Woodward Governor Co.	619,177
			110,794,517
		Information Technology: 15.6%
13,000	@	ACI Worldwide, Inc.	426,400
16,800	@	Acxiom Corp.	241,080
13,748		Adtran, Inc.	583,740
12,500	@	Advent Software, Inc.	358,375
15,641	@, L	Alliance Data Systems Corp.	1,343,405
27,385	@	Ansys, Inc.	1,483,993
30,200	@	AOL, Inc.	589,806
102,629	@	Arrow Electronics, Inc.	4,298,103
374,371	@	Atmel Corp.	5,102,677
61,597	@	Avnet, Inc.	2,099,842
129,563		Broadridge Financial Solutions ADR	2,939,784
294,669	@, S	Cadence Design Systems, Inc.	2,873,023
19,577	@, L	Ciena Corp.	508,219
7,700	@	Concur Technologies, Inc.	426,965
38,140	@	Convergys Corp.	547,690
32,200		CoreLogic, Inc.	595,700
65,165	@, L	Cree, Inc.	3,008,016
97,400	@	Cypress Semiconductor Corp.	1,887,612
13,023		Diebold, Inc.	461,796
8,420	@	Digital River, Inc.	315,161
18,805		DST Systems, Inc.	993,280
18,184	@	Equinix, Inc.	1,656,562
39,600		Factset Research Systems, Inc.	4,147,308
5,500		Fair Isaac Corp.	173,855
93,300	@	Fairchild Semiconductor International, Inc.	1,698,060
83,000	@	Gartner, Inc.	3,458,610
19,680		Global Payments, Inc.	962,746
28,127	@	Informatica Corp.	1,469,073
45,509	@	Ingram Micro, Inc.	957,054
122,500	@, S	Integrated Device Technology, Inc.	902,825
21,700	@, S	International Rectifier Corp.	717,402
41,200		Intersil Corp.	512,940
45,500	@	Itron, Inc.	2,568,020
25,100		Jack Henry & Associates, Inc.	850,639
47,000	@	Lam Research Corp.	2,663,020
87,100		Lender Processing Services, Inc.	2,803,749
66,400	@, S	Mentor Graphics Corp.	971,432
70,068	@	Micros Systems, Inc.	3,463,461
94,950		National Instruments Corp.	3,111,512
45,800	@	NCR Corp.	862,872
89,211	@	NeuStar, Inc.	2,282,017
126,400	@	Parametric Technology Corp.	2,842,736
38,485		Plantronics, Inc.	1,409,321
27,696	@	Polycom, Inc.	1,436,038
137,000	@	QLogic Corp.	2,541,350
96,138	@	Quest Software, Inc.	2,440,944
68,300	@	Rackspace Hosting, Inc.	2,926,655
354,227	@, S	RF Micro Devices, Inc.	2,270,595
120,800	@	Riverbed Technolgoy, Inc.	4,548,120
72,342	@	Rovi Corp.	3,881,148
81,800	@	Semtech Corp.	2,046,636
54,700	@, L	Silicon Laboratories, Inc.	2,363,587
139,300	@	Skyworks Solutions, Inc.	4,516,106
22,800		Solera Holdings, Inc.	1,165,080
16,700	@	SRA International, Inc.	473,612
108,600	@	Synopsys, Inc.	3,002,790
13,133	@	Tech Data Corp.	667,944
95,600	@	TIBCO Software, Inc.	2,605,100
41,407	@	Trimble Navigation Ltd.	2,092,710
12,900	@	Varian Semiconductor Equipment Associates, Inc.	627,843
96,564	@	Vishay Intertechnology, Inc.	1,713,045
38,900	@	Zebra Technologies Corp.	1,526,436
			114,415,620

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Materials: 6.9%
74,100		Albemarle Corp.	$4,428,957
57,600		Aptargroup, Inc.	2,887,488
23,534		Ashland, Inc.	1,359,324
68,500		Cabot Corp.	3,170,865
13,200		Carpenter Technology Corp.	563,772
156,500		Commercial Metals Co.	2,702,755
14,900		Compass Minerals International, Inc.	1,393,597
33,854		Cytec Industries, Inc.	1,840,642
9,100		Greif, Inc. - Class A	595,231
11,800	@	Intrepid Potash, Inc.	410,876
46,700	@	Louisiana-Pacific Corp.	490,350
51,553	S	Lubrizol Corp.	6,906,040
14,082		Martin Marietta Materials, Inc.	1,262,733
7,300		Minerals Technologies, Inc.	500,196
15,000		NewMarket Corp.	2,373,300
68,700	S	Olin Corp.	1,574,604
16,032		Packaging Corp. of America	463,164
29,711		Reliance Steel & Aluminum Co.	1,716,702
42,200	L	Rock-Tenn Co.	2,926,570
35,038		RPM International, Inc.	831,452
34,500		Scotts Miracle-Gro Co.	1,995,825
35,400		Sensient Technologies Corp.	1,268,736
44,200		Silgan Holdings, Inc.	1,685,788
82,392		Sonoco Products Co.	2,985,062
54,028		Steel Dynamics, Inc.	1,014,106
107,983		Temple-Inland, Inc.	2,526,802
28,599		Valspar Corp.	1,118,221
			50,993,158
		Telecommunication Services: 0.5%
75,700		Telephone & Data Systems, Inc.	2,551,090
67,144	@	TW Telecom, Inc.	1,289,165
			3,840,255
		Utilities: 6.2%
56,613		AGL Resources, Inc.	2,255,462
61,800		Alliant Energy Corp.	2,405,874
47,700		Aqua America, Inc.	1,091,853
26,200		Atmos Energy Corp.	893,420
29,789		Black Hills Corp.	996,144
59,700		Cleco Corp.	2,047,113
118,567		DPL, Inc.	3,249,921
56,700		Energen Corp.	3,578,904
127,000		Great Plains Energy, Inc.	2,542,540
108,022		Hawaiian Electric Industries	2,678,946
39,126		Idacorp, Inc.	1,490,701
49,200		MDU Resources Group, Inc.	1,130,124
39,744		National Fuel Gas Co.	2,941,056
72,400		NSTAR	3,349,948
64,696		NV Energy, Inc.	963,323
64,280		OGE Energy Corp.	3,249,997
47,000		Questar Corp.	820,150
100,353		UGI Corp.	3,301,614
99,300		Vectren Corp.	2,700,960
56,200	L	Westar Energy, Inc.	1,484,804
61,380		WGL Holdings, Inc.	2,393,820
			45,566,674
		Total Common Stock
		(Cost $558,138,119)	662,063,245
REAL ESTATE INVESTMENT TRUSTS: 7.8%
		Financials: 7.8%
39,891		Alexandria Real Estate Equities, Inc.	3,110,301
104,810		AMB Property Corp.	3,770,016
59,936		BRE Properties, Inc.	2,827,780
23,587		Camden Property Trust	1,340,213
21,300		Corporate Office Properties Trust SBI MD	769,782
40,500	S	Cousins Properties, Inc.	338,175
93,831	S	Duke Realty Corp.	1,314,572
18,100		Equity One, Inc.	339,737
24,005		Essex Property Trust, Inc.	2,976,620
56,000		Federal Realty Investment Trust	4,567,360
8,380	L	Highwoods Properties, Inc.	293,384
133,900		Hospitality Properties Trust	3,099,785
84,247		Liberty Property Trust	2,771,726
53,225		Macerich Co.	2,636,234
66,875		Mack-Cali Realty Corp.	2,267,063
40,000		Nationwide Health Properties, Inc.	1,701,200
65,800		Omega Healthcare Investors, Inc.	1,469,972
58,700		Potlatch Corp.	2,359,740
24,816		Rayonier, Inc.	1,546,285
111,700		Realty Income Corp.	3,903,915

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Financials (continued)
62,900		Regency Centers Corp.		$2,734,892
82,577		Senior Housing Properties Trust		1,902,574
53,600		SL Green Realty Corp.		4,030,720
31,500		Taubman Centers, Inc.		1,687,770
54,400		UDR, Inc.		1,325,728
97,672		Weingarten Realty Investors		2,447,660
		Total Real Estate Investment Trusts
		(Cost $50,433,849)		57,533,204
		Total Long-Term Investments
		(Cost $608,571,968)		719,596,449
SHORT-TERM INVESTMENTS: 4.8%
		Mutual Funds: 1.5%
11,187,000		BlackRock Liquidity Funds, TempFund, Institutional Class		11,187,000
		Total Mutual Funds
		(Cost $11,187,000)		11,187,000
		Securities Lending Collateral(cc): 3.3%
22,033,951		BNY Mellon Overnight Government Fund (1)		22,033,951
2,851,192	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		2,280,954
		Total Securities Lending Collateral
		(Cost $24,885,143)		24,314,905
		Total Short-Term Investments
		(Cost $36,072,143)		35,501,905
		Total Investments in Securities
		(Cost $644,644,111)*	102.6%	$755,098,354
		Other Assets and Liabilities - Net	(2.6)	(19,072,105)
		Net Assets	100.0%	$736,026,249

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $646,022,776.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$116,743,857
		Gross Unrealized Depreciation		(7,668,279)
		Net Unrealized Appreciation		$109,075,578

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$662,063,245	$—	$—	$662,063,245
Real Estate Investment Trusts	57,533,204	—	—	57,533,204
Short-Term Investments	33,220,951	—	2,280,954	35,501,905
Total Investments, at value	$752,817,400	$—	$2,280,954	$755,098,354
Other Financial Instruments+:
Futures	435,215	—	—	435,215
Total Assets	$753,252,615	$—	$2,280,954	$755,533,569

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$2,280,954	$—	$—	$—	$—	$—	$—	$—	$2,280,954
Total Investments, at value	$2,280,954	$—	$—	$—	$—	$—	$—	$—	$2,280,954

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus MidCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Index Plus MidCap Portfolio Open Futures Contracts on March 31, 2011:

	Number of			Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Notional Value	(Depreciation)
Long Contracts
S&P Mid 400 E-Mini	175	06/17/11	$17,277,750	$435,215
			$17,277,750	$435,215

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 90.3%
		Consumer Discretionary: 13.6%
2,500	@	American Public Education, Inc.	$101,125
15,757		Arbitron, Inc.	630,753
3,700	@	Arctic Cat, Inc.	57,535
5,600	@	Audiovox Corp.	44,800
18,517		Big 5 Sporting Goods Corp.	220,723
821	@	Biglari Holdings, Inc.	347,735
30,600	@	BJ’s Restaurants, Inc.	1,203,498
3,400	@	Blue Nile, Inc.	183,566
400		Blyth, Inc.	12,996
51,700		Brown Shoe Co., Inc.	631,774
41,089		Brunswick Corp.	1,044,893
3,210		Buckle, Inc.	129,684
20,400	@	Buffalo Wild Wings, Inc.	1,110,372
17,926	@	Cabela’s, Inc.	448,329
38,422	@	California Pizza Kitchen, Inc.	648,563
104,000		Callaway Golf Co.	709,280
20,849	@, L	Capella Education Co.	1,038,072
21,537	@	Carter’s, Inc.	616,604
12,939		Cato Corp.	317,006
5,600		CEC Entertainment, Inc.	211,288
29,394	@	Childrens Place Retail Stores, Inc.	1,464,703
2,300	S	Christopher & Banks Corp.	14,904
32,352	@, L	Coinstar, Inc.	1,485,604
4,800	@, S	Coldwater Creek, Inc.	12,672
27,300	@, S, L	Corinthian Colleges, Inc.	120,666
5,104		Cracker Barrel Old Country Store	250,811
31,908	@	CROCS, Inc.	569,239
2,749	@	DineEquity, Inc.	151,140
17,071	@	Drew Industries, Inc.	381,195
36,500		Ethan Allen Interiors, Inc.	799,350
9,400	@	EW Scripps Co.	93,060
49,042		Finish Line	973,484
50,112		Fred’s, Inc.	667,492
28,710	@	Genesco, Inc.	1,154,142
13,673		Group 1 Automotive, Inc.	585,204
5,600	@	Haverty Furniture Cos., Inc.	74,256
41,396	@	Helen of Troy Ltd.	1,217,042
5,876	@	Hibbett Sporting Goods, Inc.	210,420
46,694		Hillenbrand, Inc.	1,003,921
32,396	@, L	HSN, Inc.	1,037,644
24,846	@	Iconix Brand Group, Inc.	533,692
28,200	@	Interval Leisure Group, Inc.	461,070
9,600	@	Jack in the Box, Inc.	217,728
10,014	@	Jakks Pacific, Inc.	193,771
5,283	@	JoS. A Bank Clothiers, Inc.	268,799
6,500	@	Kid Brands, Inc.	47,775
900	@	Kirkland’s, Inc.	13,896
8,275	@	K-Swiss, Inc.	93,259
28,894	@	La-Z-Boy, Inc.	275,938
17,500		Lithia Motors, Inc.	255,150
133,324	@	Live Nation, Inc.	1,333,240
24,049	@, S, L	Liz Claiborne, Inc.	129,624
24,600	@, L	Lumber Liquidators	614,754
5,700	@	M/I Homes, Inc.	85,443
16,700	@	Maidenform Brands, Inc.	477,119
11,300		Marcus Corp.	123,170
1,500	@	MarineMax, Inc.	14,790
20,496		Men’s Wearhouse, Inc.	554,622
6,600	@	Meritage Homes Corp.	159,258
1,600	@	Midas, Inc.	12,272
3,500	@	Monarch Casino & Resort, Inc.	36,400
21,747		Monro Muffler, Inc.	717,216
5,300	@	Movado Group, Inc.	77,804
8,300	@, S	Multimedia Games, Inc.	47,559
30,869	L	Nutri/System, Inc.	447,292
5,600	@, S	O’Charleys, Inc.	33,432
102,502	@	OfficeMax, Inc.	1,326,376
8,600		Oxford Industries, Inc.	294,034
31,498	@	Papa John’s International, Inc.	997,542
3,100	@, L	Peet’s Coffee & Tea, Inc.	149,079
20,682		PEP Boys-Manny Moe & Jack	262,868
3,100	@	Perry Ellis International, Inc.	85,312
37,600		PetMed Express, Inc.	596,336

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
10,900		PF Chang’s China Bistro, Inc.	$503,471
72,972	@	Pinnacle Entertainment, Inc.	993,879
15,762		Pool Corp.	380,022
2,325	@	Pre-Paid Legal Services, Inc.	153,450
161,480	@, S, L	Quiksilver, Inc.	713,742
17,582	@	RC2 Corp.	494,054
600	@	Red Robin Gourmet Burgers, Inc.	16,140
48,612	@	Ruby Tuesday, Inc.	637,303
2,900	@, S	Ruth’s Chris Steak House	14,964
63,750	@	Shuffle Master, Inc.	680,850
49,021	@	Skechers USA, Inc.	1,006,891
2,100		Skyline Corp.	42,105
7,320	L	Sonic Automotive, Inc.	102,553
25,700	@	Sonic Corp.	232,585
9,900	S	Spartan Motors, Inc.	67,914
34,106		Stage Stores, Inc.	655,517
5,900		Standard Motor Products, Inc.	81,597
41,500	@, S	Standard-Pacific Corp.	154,795
1,600	@	Stein Mart, Inc.	16,176
21,800	@	Steven Madden Ltd.	1,023,074
768		Sturm Ruger & Co., Inc.	17,641
20,600		Superior Industries International	528,184
12,205		Texas Roadhouse, Inc.	207,363
24,262	@	True Religion Apparel, Inc.	569,429
2,800	@, S	Tuesday Morning Corp.	13,720
12,130	@	Universal Electronics, Inc.	358,563
12,400	@, L	Universal Technical Institute, Inc.	241,180
14,600	@	Vitamin Shoppe, Inc.	493,918
7,600	@, L	Volcom, Inc.	140,828
25,300	@, S	Winnebago Industries	338,261
31,503		Wolverine World Wide, Inc.	1,174,432
27,000	@, S	Zale Corp.	107,730
30,600	@, L	Zumiez, Inc.	808,758
			45,883,254
		Consumer Staples: 3.8%
76,600	@, S	Alliance One International, Inc.	307,932
5,610		Andersons, Inc.	273,319
11,600		B&G Foods, Inc.	217,732
10,185	@	Boston Beer Co., Inc.	943,335
10,500	L	Calavo Growers, Inc.	229,425
7,198	L	Cal-Maine Foods, Inc.	212,341
33,093		Casey’s General Stores, Inc.	1,290,627
23,075	@	Central Garden & Pet Co.	212,521
85,653	@	Darling International, Inc.	1,316,487
6,327		Diamond Foods, Inc.	353,047
47,239	@	Hain Celestial Group, Inc.	1,524,875
2,451		J&J Snack Foods Corp.	115,369
4,100	@, L	Medifast, Inc.	80,975
20,502		Nash Finch Co.	777,846
59,800	@	Prestige Brands Holdings, Inc.	687,700
4,352		Sanderson Farms, Inc.	199,844
2,800	@	Seneca Foods Corp.	83,636
29,386		Snyders-Lance, Inc.	583,312
7,000		Spartan Stores, Inc.	103,530
34,868	@	TreeHouse Foods, Inc.	1,982,943
17,571	@	United Natural Foods, Inc.	787,532
9,600		WD-40 Co.	406,464
			12,690,792
		Energy: 6.4%
8,500	@	Basic Energy Services, Inc.	216,835
23,727	@	Bristow Group, Inc.	1,122,287
12,146		CARBO Ceramics, Inc.	1,714,044
12,600	@	Contango Oil & Gas Co.	796,824
5,400	@	Georesources, Inc.	168,858
4,400		Gulf Island Fabrication, Inc.	141,548
28,300	@	Gulfport Energy Corp.	1,023,045
38,940		Holly Corp.	2,365,994
33,900	@, L	Hornbeck Offshore Services, Inc.	1,045,815
145,587	@	ION Geophysical Corp.	1,847,499
26,096		Lufkin Industries, Inc.	2,439,193
1,000	@	Matrix Service Co.	13,900
24,662	@	Oil States International, Inc.	1,877,765
73,168		Penn Virginia Corp.	1,240,929
28,524	@	Petroleum Development Corp.	1,369,437
22,499	@, S	Petroquest Energy, Inc.	210,591
12,238	@	Pioneer Drilling Co.	168,884
11,796	@	SEACOR Holdings, Inc.	1,090,658
8,882	@	Stone Energy Corp.	296,392
21,746	@	Swift Energy Co.	928,119
21,757	@	Tetra Technologies, Inc.	335,058
30,279		World Fuel Services Corp.	1,229,630
			21,643,305

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Financials: 10.7%
4,712	@	Amerisafe, Inc.	$104,182
13,900	S	Bank Mutual Corp.	58,797
4,453		Bank of the Ozarks, Inc.	194,641
115,500	S	Boston Private Financial Holdings, Inc.	816,585
20,740		Brookline Bancorp., Inc.	218,392
10,791		Cash America International, Inc.	496,926
8,400	L	City Holding Co.	297,024
22,858		Columbia Banking System, Inc.	438,188
15,667		Community Bank System, Inc.	380,238
21,240		Delphi Financial Group	652,280
14,900		Dime Community Bancshares	219,924
10,700		Employers Holdings, Inc.	221,062
52,260	@	Ezcorp, Inc.	1,640,441
3,100	@, S	First BanCorp/Puerto Rico	15,500
24,726	@	First Cash Financial Services, Inc.	954,424
19,700	S	First Commonwealth Financial Corp.	134,945
32,169		First Financial Bancorp.	536,901
18,250	L	First Financial Bankshares, Inc.	937,503
81,681		First Midwest Bancorp., Inc.	963,019
7,494	@	Forestar Real Estate Group, Inc.	142,536
80,000	L	Glacier Bancorp., Inc.	1,204,000
16,875	L	Hancock Holding Co.	554,175
45,700	@, S	Hanmi Financial Corp.	56,668
20,600		Home Bancshares, Inc.	468,650
29,442		Horace Mann Educators Corp.	494,626
12,010		Independent Bank Corp.	324,390
7,365		Infinity Property & Casualty Corp.	438,144
18,200	@, L	Interactive Brokers Group, Inc.	289,198
9,400	@	Investment Technology Group, Inc.	170,986
10,800	@, S	LaBranche & Co., Inc.	42,444
67,330	@	National Financial Partners Corp.	993,118
35,300		National Penn Bancshares, Inc.	273,222
3,980	@	Navigators Group, Inc.	204,970
20,908		NBT Bancorp., Inc.	476,493
27,600		Old National Bancorp.	295,872
61,217	@	OptionsXpress Holdings, Inc.	1,120,883
23,500	@	Pinnacle Financial Partners, Inc.	388,690
3,617	@	Piper Jaffray Cos.	149,852
16,528	@	Portfolio Recovery Associates, Inc.	1,407,029
6,500		Presidential Life Corp.	61,945
14,821		PrivateBancorp, Inc.	226,613
29,092	@, S	ProAssurance Corp.	1,843,560
19,400		Prospect Capital Corp.	236,874
21,100		Provident Financial Services, Inc.	312,280
9,300		RLI Corp.	536,145
13,400	L	S&T Bancorp, Inc.	289,038
12,144		Safety Insurance Group, Inc.	559,960
23,500		Selective Insurance Group	406,550
31,138	@	Signature Bank	1,756,183
10,239		Simmons First National Corp.	277,375
8,160		Sterling Bancorp.	81,682
30,100	S	Sterling Bancshares, Inc.	259,161
5,500		Stewart Information Services Corp.	57,640
25,259	@	Stifel Financial Corp.	1,813,344
147,151		Susquehanna Bancshares, Inc.	1,375,862
22,997	S	SWS Group, Inc.	139,592
8,400	@	Texas Capital Bancshares, Inc.	218,316
2,500		Tompkins Financial Corp.	103,875
26,958		Tower Group, Inc.	647,801
12,200	@	TradeStation Group, Inc.	85,644
45,455	S	Trustco Bank Corp.	269,548
27,291		UMB Financial Corp.	1,019,455
62,227		Umpqua Holdings Corp.	711,877
37,208		United Bankshares, Inc.	986,756
128,100	@, S	United Community Banks, Inc.	303,597
14,578		United Fire & Casualty Co.	294,621
26,847		Whitney Holding Corp.	365,656
33,200	S	Wilmington Trust Corp.	150,064
6,100	S	Wilshire Bancorp., Inc.	29,890
34,686		Wintrust Financial Corp.	1,274,711
10,162	@, L	World Acceptance, Corp.	662,562
			36,135,095
		Health Care: 12.5%
14,300	@	Abaxism, Inc.	412,412
37,500	@, S	Affymetrix, Inc.	195,375
12,600	@	Air Methods Corp.	847,350
46,487	@	Align Technology, Inc.	952,054
7,345	@	Amedisys, Inc.	257,075
75,613	@, S	American Medical Systems Holdings, Inc.	1,636,265

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
34,809	@, S	AMERIGROUP Corp.	$2,236,478
11,900	@	AMN Healthcare Services, Inc.	103,054
9,243	@	Amsurg Corp.	235,142
3,500		Analogic Corp.	197,925
38,300	@, S	Arqule, Inc.	274,228
40,700	@	Bio-Reference Labs, Inc.	913,308
8,800	@, S	Cambrex Corp.	48,400
12,500		Cantel Medical Corp.	321,875
40,929	@	Catalyst Health Solutions, Inc.	2,289,151
26,806	@	Centene Corp.	884,062
4,600		Chemed Corp.	306,406
1,900		Computer Programs & Systems, Inc.	122,132
34,000	@	Conmed Corp.	893,520
2,000	@	Corvel Corp.	106,360
9,500	@	Cross Country Healthcare, Inc.	74,385
8,400	@, S	CryoLife, Inc.	51,240
63,747	@	Cubist Pharmaceuticals, Inc.	1,608,974
5,440	@	Cyberonics	173,046
11,312	@, S	Dionex Corp.	1,335,382
10,300	@	Emergent Biosolutions, Inc.	248,848
4,300		Ensign Group, Inc.	137,299
10,300	@, S	Enzo Biochem, Inc.	43,157
13,148	@, S	eResearch Technology, Inc.	89,012
42,379	@	Gentiva Health Services, Inc.	1,187,883
9,700	@	Greatbatch, Inc.	256,662
24,012	@	Haemonetics Corp.	1,573,746
9,100	@	Hanger Orthopedic Group, Inc.	236,873
39,370	@	Healthspring, Inc.	1,471,257
8,400	@	Healthways, Inc.	129,108
8,700	@	Hi-Tech Pharmacal Co., Inc.	175,131
25,000	@	HMS Holdings Corp.	2,046,250
3,700	@, S	ICU Medical, Inc.	161,986
6,000	@	Integra LifeSciences Holdings Corp.	284,520
39,338		Invacare Corp.	1,224,199
12,100	@	IPC The Hospitalist Co., Inc.	549,461
4,500	@	Kendle International, Inc.	48,195
570	@, L	Kensey Nash Corp.	14,199
10,600		Landauer, Inc.	652,112
1,900	@	LCA-Vision, Inc.	12,825
29,540	@	LHC Group, Inc.	886,200
16,260	@	Magellan Health Services, Inc.	798,041
6,200	@	Medcath Corp.	86,490
22,600		Meridian Bioscience, Inc.	542,174
36,128	@	Merit Medical Systems, Inc.	708,831
4,355	@	Molina Healthcare, Inc.	174,200
8,349	@	MWI Veterinary Supply, Inc.	673,597
11,612	@	Natus Medical, Inc.	195,082
10,821	@	Neogen Corp.	447,773
12,157	@	Omnicell, Inc.	185,273
5,700	@	Palomar Medical Technologies, Inc.	84,645
43,038	@	Par Pharmaceutical Cos., Inc.	1,337,621
61,407	@	Parexel International Corp.	1,529,034
13,600	@	PharMerica Corp.	155,584
15,102	@, L	PSS World Medical, Inc.	410,019
17,688		Quality Systems, Inc.	1,474,118
33,400	@	Questcor Pharmaceuticals, Inc.	481,294
31,070	@, L	Regeneron Pharmaceuticals, Inc.	1,396,286
5,691	@	RehabCare Group, Inc.	209,827
25,870	@	Salix Pharmaceuticals Ltd.	906,226
96,356	@, L	Savient Pharmaceuticals, Inc.	1,021,374
5,300	@	SurModics, Inc.	66,250
11,017	@	Symmetry Medical, Inc.	107,967
27,605	@	Viropharma, Inc.	549,340
8,503		West Pharmaceutical Services, Inc.	380,679
4,175	@	Zoll Medical Corp.	187,082
			42,013,329
		Industrials: 16.2%
500		AAON, Inc.	16,450
14,295	@	AAR Corp.	396,257
49,676		ABM Industries, Inc.	1,261,274
66,387		Actuant Corp.	1,925,223
7,195	@	Aerovironment, Inc.	251,609
31,500		Albany International Corp.	784,350
4,222	@, L	Allegiant Travel Co.	184,966
6,058		American Science & Engineering, Inc.	559,517
36,500		AO Smith Corp.	1,618,410
5,187		Apogee Enterprises, Inc.	68,417
41,324		Applied Industrial Technologies, Inc.	1,374,436
5,237		Arkansas Best Corp.	135,743
2,763	@	Astec Industries, Inc.	103,032
11,300		AZZ, Inc.	515,280

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
16,500		Badger Meter, Inc.	$679,965
6,738		Barnes Group, Inc.	140,689
46,878		Belden CDT, Inc.	1,760,269
36,337		Brady Corp.	1,296,868
62,031		Briggs & Stratton Corp.	1,405,002
5,600		Cascade Corp.	249,648
14,600		CDI Corp.	215,934
5,776	@	Ceradyne, Inc.	260,382
5,300		CIRCOR International, Inc.	249,206
23,889		Clarcor, Inc.	1,073,333
22,800		Comfort Systems USA, Inc.	320,796
3,583	@	Consolidated Graphics, Inc.	195,739
17,663		Cubic Corp.	1,015,623
16,562		Curtiss-Wright Corp.	581,989
24,600	@	Dolan Media Co.	298,644
12,804	@	Dycom Industries, Inc.	222,021
20,386	@	EMCOR Group, Inc.	631,354
22,100		Encore Wire Corp.	537,914
29,000	@	EnPro Industries, Inc.	1,053,280
6,100		ESCO Technologies, Inc.	232,715
29,319	@, S	Esterline Technologies Corp.	2,073,440
11,100	@	Exponent, Inc.	495,171
59,000	S	Federal Signal Corp.	384,090
28,613		Forward Air Corp.	876,416
11,100		G&K Services, Inc.	369,075
14,580	@, S	Gencorp, Inc.	87,188
63,569	@	Geo Group, Inc.	1,629,909
30,400	@	Gibraltar Industries, Inc.	362,672
9,450	@	Griffon Corp.	124,079
18,694		Healthcare Services Group	328,641
67,817		Heartland Express, Inc.	1,190,867
19,600		Heidrick & Struggles International, Inc.	545,468
7,945	@	HUB Group, Inc.	287,530
7,096	@	II-VI, Inc.	353,026
48,100	@	Insituform Technologies, Inc.	1,286,675
3,638		Insperity, Inc.	110,522
70,140		Interface, Inc.	1,296,889
34,071		John Bean Technologies Corp.	655,185
5,735		Kaman Corp.	201,872
35,823		Kaydon Corp.	1,403,903
40,700	@	Kelly Services, Inc.	883,597
55,840		Knight Transportation, Inc.	1,074,920
1,600		Lawson Products	36,864
5,747	L	Lindsay Manufacturing Co.	454,128
5,100	@	Lydall, Inc.	45,339
9,900	@	Mobile Mini, Inc.	237,798
40,950	@	Moog, Inc.	1,880,015
9,555		Mueller Industries, Inc.	349,904
1,229		National Presto Industries, Inc.	138,484
18,359	@	Old Dominion Freight Line	644,217
1,400	@	On Assignment, Inc.	13,244
11,927	@	Orbital Sciences Corp.	225,659
12,800	@	Orion Marine Group, Inc.	137,472
8,100	@	Powell Industries, Inc.	319,464
18,188		Quanex Building Products Corp.	357,030
17,126		Robbins & Myers, Inc.	787,625
4,397	@	School Specialty, Inc.	62,877
12,462	@	SFN Group, Inc.	175,590
44,640		Simpson Manufacturing Co., Inc.	1,315,094
30,875		Skywest, Inc.	522,405
9,935		Standex International Corp.	376,437
17,763	@	SYKES Enterprises, Inc.	351,175
13,790	@	Teledyne Technologies, Inc.	713,081
54,394	@	Tetra Tech, Inc.	1,342,988
29,688	S	Toro Co.	1,965,939
5,300		Tredegar Corp.	114,374
18,567		Triumph Group, Inc.	1,642,251
64,299	@	TrueBlue, Inc.	1,079,580
3,509		Unifirst Corp.	186,012
5,415		United Stationers, Inc.	384,736
4,138		Universal Forest Products, Inc.	151,658
17,300		Viad Corp.	414,162
6,000	L	Vicor Corp.	98,940
6,000		Watts Water Technologies, Inc.	229,140
			54,391,152
		Information Technology: 18.5%
50,612	@	Advanced Energy Industries, Inc.	827,506
6,700	@, S	Agilysys, Inc.	38,458
11,424	@	Anixter International, Inc.	798,423
41,622	@	Arris Group, Inc.	530,264
17,600	@	ATMI, Inc.	332,288

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
17,812	@	Avid Technology, Inc.	$397,208
3,500		Bel Fuse, Inc.	77,035
24,630	@	Benchmark Electronics, Inc.	467,231
22,612		Black Box Corp.	794,812
17,400		Blackbaud, Inc.	473,976
11,554	@	Blue Coat Systems, Inc.	325,361
18,700	@	Bottomline Technologies, Inc.	470,118
13,414	@	Brightpoint, Inc.	145,408
52,203	@	Brooks Automation, Inc.	716,747
26,394	@	Cabot Microelectronics Corp.	1,379,087
10,300	@	CACI International, Inc.	631,596
8,500	@	Cardtronics, Inc.	172,975
33,400	@	Ceva, Inc.	892,782
51,282	@	Checkpoint Systems, Inc.	1,152,819
49,600	@, S	Ciber, Inc.	332,320
46,757		Cognex Corp.	1,320,885
6,800		Cohu, Inc.	104,448
13,620	@	Commvault Systems, Inc.	543,166
18,800	@	comScore, Inc.	554,788
35,079		Comtech Telecommunications	953,447
9,370	@	CSG Systems International	186,838
19,999		CTS Corp.	215,989
28,000	@	Cymer, Inc.	1,584,240
66,272	S	Daktronics, Inc.	712,424
56,575	@	DealerTrack Holdings, Inc.	1,298,962
17,200	@	DG FastChannel, Inc.	554,184
7,700	@	Digi International, Inc.	81,312
8,600	@	Diodes, Inc.	292,916
7,100	@	DSP Group, Inc.	54,670
5,369	@	DTS, Inc.	250,356
43,100	@	Ebix, Inc.	1,019,315
17,861	@	Electro Scientific Industries, Inc.	310,067
36,500	@	Epicor Software Corp.	404,055
26,000		EPIQ Systems, Inc.	373,360
13,500	@, S	Exar Corp.	81,270
10,700	@	Faro Technologies, Inc.	428,000
7,400	@	FEI Co.	249,528
19,500	@	Forrester Research, Inc.	746,655
7,600	@	Gerber Scientific, Inc.	71,136
110,226	@	Harmonic, Inc.	1,033,920
6,914		Heartland Payment Systems, Inc.	121,202
9,900	@	Hittite Microwave Corp.	631,323
47,500	@, S	Hutchinson Technology, Inc.	133,950
26,200		iGate Corp.	491,774
11,100	@	Infospace, Inc.	96,126
55,661	@	Insight Enterprises, Inc.	947,907
5,300	@	Integral Systems, Inc.	64,501
7,900	@	Interactive Intelligence, Inc.	305,809
25,158	@	Intermec, Inc.	271,455
1,100	@	Intevac, Inc.	13,673
9,996	@	j2 Global Communications, Inc.	294,982
47,294	@	JDA Software Group, Inc.	1,431,116
8,700	@	Knot, Inc.	104,835
3,300	@, S	Kopin Corp.	15,147
46,200	@, S	Kulicke & Soffa Industries, Inc.	431,970
5,200	@	Liquidity Services, Inc.	92,872
6,300		Littelfuse, Inc.	359,730
26,800	@, L	LogMeIn, Inc.	1,129,888
5,900	@, S	LoJack Corp.	27,671
5,302	@	Manhattan Associates, Inc.	173,481
3,905		MAXIMUS, Inc.	316,969
15,800	@	Mercury Computer Systems, Inc.	334,328
19,527		Methode Electronics, Inc.	235,886
35,609		Micrel, Inc.	480,009
75,448	@	Microsemi Corp.	1,562,528
1,600	@	MicroStrategy, Inc.	215,168
16,579		MKS Instruments, Inc.	552,081
66,400	@	Monolithic Power Systems, Inc.	942,216
4,400		MTS Systems Corp.	200,420
600	@	NCI, Inc.	14,622
8,490	@	Netgear, Inc.	275,416
43,180	@	Netscout Systems, Inc.	1,179,678
9,800	@	Network Equipment Technologies, Inc.	36,946
12,322	@	Newport Corp.	219,701
129,600	@, S	Novatel Wireless, Inc.	707,616
12,500	@	Oplink Communications, Inc.	243,625
28,200	@	OSI Systems, Inc.	1,058,346
15,925		Park Electrochemical Corp.	513,581
5,500	@	PC-Tel, Inc.	42,185
9,178	@	Perficient, Inc.	110,228
7,600	@	Pericom Semiconductor Corp.	78,812

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
40,844	@	Plexus Corp.	$1,431,991
16,800		Power Integrations, Inc.	643,944
23,550	@	Progress Software Corp.	685,070
29,900	S	Pulse Electronics Corp.	180,895
22,078	@	Radiant Systems, Inc.	390,781
22,103	@, L	Radisys Corp.	191,412
12,200	@	RightNow Technologies, Inc.	381,860
3,600	@	Rofin-Sinar Technologies, Inc.	142,200
17,800	@	Rogers Corp.	802,068
9,610	@	Rudolph Technologies, Inc.	105,133
11,900	@	Scansource, Inc.	452,081
54,256	@	Sigma Designs, Inc.	702,615
94,700	@	Smith Micro Software, Inc.	886,392
16,500	@	Sourcefire, Inc.	453,915
17,092	@	Stamps.com, Inc.	228,178
25,900	@	Standard Microsystems Corp.	638,694
6,100	@	Stratasys, Inc.	286,700
18,100	@	Super Micro Computer, Inc.	290,324
4,100	@	Supertex, Inc.	91,348
13,200	@, S	Symmetricom, Inc.	80,916
10,126	@, L	Synaptics, Inc.	273,605
12,800	@	Synchronoss Technologies, Inc.	444,800
4,752	@	SYNNEX Corp.	155,533
23,489	@	Take-Two Interactive Software, Inc.	361,026
47,032	@	Taleo Corp.	1,676,691
24,810	@	Tekelec	201,457
46,415	@	TeleTech Holdings, Inc.	899,523
9,273	@	Tessera Technologies, Inc.	169,325
127,617	@, S	THQ, Inc.	581,934
15,005	@	Tollgrade Communications, Inc.	151,250
57,399	@	Triquint Semiconductor, Inc.	741,021
53,712	@	TTM Technologies, Inc.	975,410
7,108	@	Tyler Technologies, Inc.	168,531
9,079	@	Ultratech, Inc.	266,923
37,075	S	United Online, Inc.	233,758
294	@	Varian Semiconductor Equipment Associates, Inc.	14,309
14,118	@, L	Veeco Instruments, Inc.	717,759
43,691	@, S	Viasat, Inc.	1,740,649
16,200	@	Volterra Semiconductor Corp.	402,246
12,700	@	Websense, Inc.	291,719
36,079	@	Wright Express Corp.	1,870,335
			62,246,439
		Materials: 4.4%
5,069		A Schulman, Inc.	125,306
5,100	@	AM Castle & Co.	96,288
14,285		Amcol International Corp.	513,974
6,400		American Vanguard Corp.	55,552
32,600		Arch Chemicals, Inc.	1,355,834
19,386		Balchem Corp.	727,363
30,400		Buckeye Technologies, Inc.	827,792
64,435	@	Calgon Carbon Corp.	1,023,228
45,307	@	Century Aluminum Co.	846,335
2,908	@	Clearwater Paper Corp.	236,711
2,900		Deltic Timber Corp.	193,836
16,100		Eagle Materials, Inc.	487,186
12,762		HB Fuller Co.	274,128
121,000	@, S	Headwaters, Inc.	713,900
4,700		Kaiser Aluminum Corp.	231,475
22,300	@	KapStone Paper and Packaging Corp.	382,891
10,100	@	LSB Industries, Inc.	400,364
19,096		Materion Corp.	779,117
10,900		Myers Industries, Inc.	108,237
15,000		Neenah Paper, Inc.	329,550
2,100		Olympic Steel, Inc.	68,901
6,987	@	OM Group, Inc.	255,305
54,358		PolyOne Corp.	772,427
9,572		Quaker Chemical Corp.	384,507
8,700	@, L	RTI International Metals, Inc.	271,005
21,897		Schweitzer-Mauduit International, Inc.	1,108,207
11,174		Stepan Co.	810,115
28,800	@, L	STR Holdings, Inc.	552,384
8,700	L	Texas Industries, Inc.	393,501
35,300		Wausau Paper Corp.	269,692
14,478		Zep, Inc.	252,062
			14,847,173
		Telecommunication Services: 0.6%
10,100		Atlantic Tele-Network, Inc.	375,619
24,990	@	Cbeyond, Inc.	291,633
122,800	@, S	Cincinnati Bell, Inc.	329,104
25,800	@	General Communication, Inc.	282,252
12,600	@	Neutral Tandem, Inc.	185,850

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Telecommunication Services (continued)
8,558		NTELOS Holdings Corp.		$157,553
34,300		USA Mobility, Inc.		497,007
				2,119,018
		Utilities: 3.6%
19,000		Allete, Inc.		740,430
21,500		American States Water Co.		770,990
41,537		Avista Corp.		960,751
14,400		Central Vermont Public Service Corp.		335,376
8,826		CH Energy Group, Inc.		446,066
11,547	@	El Paso Electric Co.		351,029
13,902		Laclede Group, Inc.		529,666
20,640		New Jersey Resources Corp.		886,488
26,700		Northwest Natural Gas Co.		1,231,671
35,100		NorthWestern Corp.		1,063,530
44,149		Piedmont Natural Gas Co.		1,339,922
9,300		South Jersey Industries, Inc.		520,521
27,816		Southwest Gas Corp.		1,083,990
18,500		UIL Holdings Corp.		564,620
37,186		Unisource Energy Corp.		1,343,530
				12,168,580
		Total Common Stock
		(Cost $261,461,233)		304,138,137
REAL ESTATE INVESTMENT TRUSTS: 7.5%
		Financials: 7.5%
8,598		Acadia Realty Trust		162,674
124,138		BioMed Realty Trust, Inc.		2,361,105
53,200	S	Cedar Shopping Centers, Inc.		320,796
85,620		Colonial Properties Trust		1,648,185
55,189		DiamondRock Hospitality Co.		616,461
7,206		EastGroup Properties, Inc.		316,848
19,558		Entertainment Properties Trust		915,706
81,464		Extra Space Storage, Inc.		1,687,119
49,592		Franklin Street Properties Corp.		697,759
41,700		Getty Realty Corp.		954,096
66,498		Healthcare Realty Trust, Inc.		1,509,505
33,392		Home Properties, Inc.		1,968,458
16,300		Inland Real Estate Corp.		155,502
21,026		Kilroy Realty Corp.		816,440
66,500	S	Kite Realty Group Trust		353,115
26,300		LaSalle Hotel Properties		710,100
98,882		Lexington Realty Trust		924,547
6,031		LTC Properties, Inc.		170,919
31,059		Medical Properties Trust, Inc.		359,353
30,722		Mid-America Apartment Communities, Inc.		1,972,352
71,691		National Retail Properties, Inc.		1,873,286
15,504		Parkway Properties, Inc.		263,568
36,518		Pennsylvania Real Estate Investment Trust		521,112
15,221		Post Properties, Inc.		597,424
20,590		PS Business Parks, Inc.		1,192,985
6,200		Saul Centers, Inc.		276,210
7,944		Sovran Self Storage, Inc.		314,185
51,108		Tanger Factory Outlet Centers, Inc.		1,341,074
4,000		Universal Health Realty Income Trust		162,120
11,303		Urstadt Biddle Properties, Inc.		214,983
		Total Real Estate Investment Trusts
		(Cost $22,807,529)		25,377,987
		Total Long-Term Investments
		(Cost $284,268,762)		329,516,124
SHORT-TERM INVESTMENTS: 5.5%
		Mutual Funds: 1.5%
4,915,000		BlackRock Liquidity Funds, TempFund, Institutional Class		4,915,000
		Total Mutual Funds
		(Cost $4,915,000)		4,915,000
		Securities Lending Collateral(cc): 4.0%
12,373,007		BNY Mellon Overnight Government Fund (1)		12,373,007
1,429,266	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,143,413
		Total Securities Lending Collateral
		(Cost $13,802,273)		13,516,420
		Total Short-Term Investments
		(Cost $18,717,273)		18,431,420
		Total Investments in Securities
		(Cost $302,986,035)*	103.3%	$347,947,544
		Other Assets and Liabilities - Net	(3.3)	(11,247,238)
		Net Assets	100.0%	$336,700,306

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted security
L	Loaned security, a portion or all of the security is on loan at March 30, 2011.

*	Cost for federal income tax purposes is $303,616,511.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$49,762,310
	Gross Unrealized Depreciation	(5,431,277)
	Net Unrealized Appreciation	$44,331,033

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$304,138,137	$—	$—	$304,138,137
Real Estate Investment Trusts	25,377,987	—	—	25,377,987
Short-Term Investments	17,288,007	—	1,143,413	18,431,420
Total Investments, at value	$346,804,131	$—	$1,143,413	$347,947,544
Other Financial Instruments+:
Futures	138,747	—	—	138,747
Total Assets	$346,942,878	$—	$1,143,413	$348,086,291

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$1,143,413	$—	$—	$—	$—	$—	$—	$—	$1,143,413
Total Investments, at value	$1,143,413	$—	$—	$—	$—	$—	$—	$—	$1,143,413

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Index Plus SmallCap Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Index Plus SmallCap Portfolio Open Futures Contracts on March 31, 2011:

	Number of		Notional	Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	Value	(Depreciation)
Long Contracts
Russell 2000® Mini Index	89	06/17/11	$7,491,130	$138,747
			$7,491,130	$138,747

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 91.4%
		Australia: 7.7%
15,168		AGL Energy Ltd.	$224,565
70,786		Alumina Ltd.	180,424
44,631		Amcor Ltd.	325,797
88,365		AMP Ltd.	496,864
74,430		Asciano Group	133,897
5,503		ASX Ltd.	195,776
79,994		Australia & New Zealand Banking Group Ltd.	1,969,067
9,816		Bendigo Bank Ltd.	96,738
103,635		BHP Billiton Ltd.	4,974,224
11,022		Billabong International Ltd.	85,988
58,996		BlueScope Steel Ltd.	120,488
19,252		Boral Ltd.	99,472
45,477		Brambles Ltd.	332,872
21,943		Coca-Cola Amatil Ltd.	266,443
1,756		Cochlear Ltd.	150,681
46,963		Commonwealth Bank of Australia	2,544,559
14,378		Computershare Ltd.	137,757
19,024		Crown Ltd.	160,250
18,593		CSL Ltd.	686,668
42,988		Fortescue Metals Group Ltd.	284,840
53,707		Foster’s Group Ltd.	317,575
53,312		Incitec Pivot Ltd.	238,660
76,066		Insurance Australia Group	282,491
88,568	L	John Fairfax Holdings Ltd.	118,162
4,841	L	Leighton Holdings Ltd.	147,601
12,935		Lend Lease Corp., Ltd.	121,282
9,080		MacArthur Coal Ltd.	108,890
9,315		Macquarie Group Ltd.	352,100
64,718		National Australia Bank Ltd.	1,729,747
22,688		Newcrest Mining Ltd.	934,619
42,078		OneSteel Ltd.	106,113
11,693		Orica Ltd.	319,269
26,973		Origin Energy Ltd.	452,701
103,502		Oz Minerals Ltd.	170,915
24,189	@	Paladin Resources Ltd.	90,566
40,295	@	Qantas Airways Ltd.	90,828
31,591	L	QBE Insurance Group Ltd.	577,834
42,776	@	QR National Ltd.	148,222
13,367		Rio Tinto Ltd.	1,171,602
26,819		Santos Ltd.	431,216
8,401		Sims Group Ltd.	151,720
12,138		Sonic Healthcare Ltd.	150,433
39,174		Suncorp-Metway Ltd.	343,702
15,656		TABCORP Holdings Ltd.	121,272
41,260		Tattersall’s Ltd.	99,799
139,740		Telstra Corp., Ltd.	407,619
28,225		Toll Holdings Ltd.	173,128
47,291		Transurban Group	262,920
32,205		Wesfarmers Ltd.	1,058,092
8,868		Wesfarmers Ltd. - Price Protected Shares	295,276
92,985		Westpac Banking Corp.	2,339,629
18,471		Woodside Petroleum Ltd.	894,231
38,400		Woolworths Ltd.	1,067,265
8,532		WorleyParsons Ltd.	273,344
			29,016,193
		Austria: 0.4%
7,164		Erste Bank der Oesterreichischen Sparkassen AG	361,772
37,115	@, L	Immofinanz Immobilien Anlagen AG	167,792
5,441		OMV AG	245,979
1,748		Raiffeisen International Bank Holding AG	97,122
11,107		Telekom Austria AG	162,560
2,474	L	Verbund AG	109,859
4,242		Voestalpine AG	199,349
			1,344,433
		Belgium: 0.9%
74,865		Ageas	212,870
21,624		Anheuser-Busch InBev NV	1,232,819
893		Bekaert SA	101,721
5,476		Belgacom S.A.	212,139
1,939		Cie Nationale a Portefeuille	133,733
3,015		Colruyt S.A.	158,782
3,036		Delhaize Group	247,332
20,826	@	Dexia S.A.	81,027

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Belgium (continued)
3,332		Groupe Bruxelles Lambert S.A.	$311,352
5,208		KBC Groep NV	195,966
1,611		Solvay S.A.	190,987
4,283		UCB S.A.	162,600
4,253		Umicore	210,957
			3,452,285
		Bermuda: 0.1%
9,461		SeaDrill Ltd. ADR	342,054
			342,054
		China: 0.0%
105,473	@	Foxconn International Holdings Ltd.	63,340
			63,340
		Cyprus: 0.0%
28,398		Bank of Cyprus Public Co., Ltd.	102,546
			102,546
		Denmark: 1.0%
15		AP Moller - Maersk A/S - Class A	137,579
48	L	AP Moller - Maersk A/S - Class B	450,481
3,361	L	Carlsberg A/S	361,421
14,286	@	Danske Bank A/S	315,792
7,164		DSV A/S	176,407
12,744	L	Novo-Nordisk A/S	1,600,424
1,513		Novozymes A/S	231,155
1,732	L	TrygVesta A/S	101,700
7,112	@	Vestas Wind Systems A/S	308,701
			3,683,660
		Finland: 1.0%
13,230	L	Fortum OYJ	449,175
1,889		Kesko OYJ	88,289
6,349		Kone OYJ	365,152
4,465	L	Metso OYJ	239,553
5,924		Neste Oil OYJ	122,064
114,040		Nokia OYJ	970,959
3,626		Nokian Renkaat OYJ	154,169
7,188	L	Outokumpu OYJ	124,441
4,508		Rautaruukki OYJ	107,924
12,956		Sampo OYJ	412,601
18,961		Stora Enso OYJ (Euro Denominated Security)	225,729
18,916		UPM-Kymmene OYJ	399,949
6,406		Wartsila OYJ	249,693
			3,909,698
		France: 8.7%
4,541		Accor S.A.	204,066
1,357		Aeroports de Paris	124,988
4,950	@	Air France-KLM	82,512
8,619		Air Liquide	1,146,207
84,087	@	Alcatel S.A.	484,802
6,739		Alstom	398,451
51,865		AXA S.A.	1,083,667
28,577		BNP Paribas	2,089,103
7,073		Bouygues S.A.	339,519
1,680		Bureau Veritas S.A.	131,993
4,891		Capgemini S.A.	283,986
17,322		Carrefour S.A.	765,280
1,915		Casino Guichard Perrachon S.A.	181,291
2,056		Christian Dior S.A.	289,629
12,764		Cie de Saint-Gobain	780,587
4,381	@	Cie Generale de Geophysique-Veritas	158,523
5,175		Cie Generale des Etablissements Michelin	436,502
6,349		Cie Generale D’Optique Essilor International S.A.	471,065
6,456		CNP Assurances	137,020
29,357		Credit Agricole S.A.	481,683
2,179		Dassault Systemes S.A.	167,598
4,726	@	Edenred	142,627
8,091		Electricite de France SA	335,315
271		Eramet SLN	100,158
3,754		Eutelsat Communications	149,777
54,634		France Telecom S.A.	1,226,728
38,388		Gaz de France	1,565,515
18,341		Groupe Danone	1,197,003
13,122		Groupe Eurotunnel S.A.	139,447
1,545		Imerys S.A.	113,318
6,182		Lafarge S.A.	385,325
3,538		Lagardere SCA	150,888
3,939		Legrand S.A.	163,852
7,543		L’Oreal S.A.	878,829
7,977		LVMH Moet Hennessy Louis Vuitton S.A.	1,263,062
36,925		Natixis	208,512
1,454		Neopost S.A.	127,299
6,079		Pernod-Ricard S.A.	567,592
4,399	@	Peugeot S.A.	173,546

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		France (continued)
2,261		PPR	$346,291
3,992		Publicis Groupe	223,724
5,988	@	Renault S.A.	330,877
5,086		Safran S.A.	179,869
32,297		Sanofi-Aventis	2,263,190
7,687		Schneider Electric S.A.	1,312,870
5,688		Scor S.A.	155,073
1,228		Societe BIC S.A.	109,152
19,257		Societe Generale	1,250,819
6,854		Societe Television Francaise (T.F.1)	125,628
2,523		Sodexho Alliance S.A.	184,344
7,203		Suez Environnement S.A.	149,190
3,364		Technip S.A.	358,661
3,444		Thales S.A.	137,414
64,111		Total S.A.	3,906,495
3,577		Vallourec	400,820
12,236		Veolia Environnement	381,089
13,972		Vinci S.A.	872,302
35,045		Vivendi	999,737
			32,814,810
		Germany: 7.5%
6,241		Adidas AG	392,381
13,875		Allianz AG	1,942,847
27,789		BASF AG	2,398,599
25,017		Bayer AG	1,932,878
10,362		Bayerische Motoren Werke AG	860,289
3,005		Beiersdorf AG	183,399
1,032	@	Brenntag AG	114,605
3,366		Celesio AG	82,217
23,012	@, L	Commerzbank AG	178,680
1,639	@	Continental AG	147,298
27,705	@, L	DaimlerChrysler AG	1,952,155
28,623		Deutsche Bank AG	1,678,209
5,408		Deutsche Boerse AG	409,411
9,104	@	Deutsche Lufthansa AG	192,779
26,888		Deutsche Post AG	483,263
85,974		Deutsche Telekom AG	1,329,870
56,827		E.ON AG	1,728,051
3,544		Fresenius AG	326,997
5,854		Fresenius Medical Care AG & Co. KGaA	392,728
4,238		GEA Group AG	139,414
2,473		Hannover Rueckversicheru - Reg	135,019
3,960		HeidelbergCement AG	275,368
5,302		Henkel KGaA	277,002
5,894		Henkel KGaA - Vorzug	364,816
971		Hochtief AG	104,293
35,494		Infineon Technologies AG	362,081
4,320		K+S AG	325,752
1,940	@	Kabel Deutschland Holding AG	102,238
2,273		Lanxess	170,356
4,827		Linde AG	762,094
3,491		MAN AG	434,359
1,583	L	Merck KGaA	142,770
4,684		Metro AG	319,030
5,636		Muenchener Rueckversicherungs AG	886,591
13,002		RWE AG	828,172
2,129		Salzgitter AG	167,622
26,462		SAP AG	1,618,419
25,178		Siemens AG	3,444,046
9,598		ThyssenKrupp AG	390,670
985		Volkswagen AG	150,624
765		Wacker Chemie AG	171,369
			28,298,761
		Greece: 0.2%
17,214	@	Alpha Bank AE	110,406
6,485		Coca-Cola Hellenic Bottling Co. S.A.	174,017
9,322		Hellenic Telecommunications Organization S.A.	104,086
33,039	@	National Bank of Greece S.A.	292,540
10,054		OPAP S.A.	214,733
			895,782
		Guernsey: 0.1%
43,142		Resolution Ltd.	204,583
			204,583
		Hong Kong: 2.5%
231,400	@	AIA Group Ltd.	712,313
49,205		Bank of East Asia Ltd.	208,795
97,410		BOC Hong Kong Holdings Ltd.	317,580
43,053		Cathay Pacific Airways Ltd.	103,125
45,383		Cheung Kong Holdings Ltd.	739,735
23,236		Cheung Kong Infrastructure Holdings Ltd.	109,786
60,603		CLP Holdings Ltd.	489,928

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
34,679		Esprit Holdings Ltd.	$159,003
25,617		Hang Lung Group Ltd.	158,763
60,682		Hang Lung Properties Ltd.	266,150
19,973		Hang Seng Bank Ltd.	322,721
36,656		Henderson Land Development Co., Ltd.	254,009
141,647		Hong Kong & China Gas	339,851
31,454		Hong Kong Exchanges and Clearing Ltd.	682,500
47,802		HongKong Electric Holdings	319,559
17,500		Hopewell Holdings	52,547
69,615		Hutchison Whampoa Ltd.	823,848
29,318		Kerry Properties Ltd.	146,653
70,361		Li & Fung Ltd.	359,826
61,658		MTR Corp.	228,120
88,235		New World Development Ltd.	155,570
120,727		Noble Group Ltd.	204,756
62,063		NWS Holdings Ltd.	94,938
53,331		Shangri-La Asia Ltd.	137,746
79,858		Sino Land Co.	141,834
65,292		SJM Holdings Ltd.	114,242
45,915		Sun Hung Kai Properties Ltd.	727,111
21,079		Swire Pacific Ltd.	308,728
42,264		Wharf Holdings Ltd.	291,106
31,882		Wheelock & Co., Ltd.	119,647
8,818		Wing Hang Bank Ltd.	103,974
33,643		Yue Yuen Industrial Holdings	106,997
			9,301,461
		Ireland: 0.2%
214,536	@	Bank of Ireland - London Exchange	66,982
1,146		CRH PLC	26,306
19,256		CRH PLC	442,409
17,044	@	Elan Corp. PLC	117,042
14,137	@	James Hardie Industries SE	89,033
3,061		Kerry Group PLC	113,960
462		Kerry Group PLC	17,220
			872,952
		Israel: 0.7%
34,965	@	Bank Hapoalim BM	181,788
32,991		Bank Leumi Le-Israel BM	168,796
74,082		Bezeq Israeli Telecommunication Corp., Ltd.	219,757
252		Delek Group Ltd.	68,182
1,728		Elbit Systems Ltd.	96,209
15,439		Israel Chemicals Ltd.	254,151
85	@	Israel Corp., Ltd.	101,739
2,037	@	NICE Systems Ltd.	75,158
29,830		Teva Phaemaceutical Industries Ltd.	1,498,382
			2,664,162
		Italy: 2.6%
10,300		Altantia S.p.A.	235,866
38,060		Assicurazioni Generali S.p.A.	822,652
57,255		Banco Popolare Scarl	170,650
48,321	@	Enel Green Power SpA	134,084
207,455		Enel S.p.A.	1,306,912
78,919		ENI S.p.A.	1,936,459
25,230	@	Fiat Industrial SpA	362,206
25,230		Fiat S.p.A	228,024
14,902		Finmeccanica S.p.A.	187,412
236,469		Intesa Sanpaolo S.p.A.	697,601
4,753		Luxottica Group S.p.A.	155,135
21,245		Mediaset S.p.A.	134,848
21,449		Mediobanca S.p.A.	219,073
47,686		Parmalat S.p.A	159,571
14,059		Pirelli & C S.p.A.	123,362
7,959		Prysmian S.p.A.	170,341
7,558		Saipem S.p.A.	401,510
52,804		Snam Rete Gas S.p.A.	296,628
318,064	L	Telecom Italia S.p.A.	488,800
192,779		Telecom Italia S.p.A. RNC	258,961
47,152		Terna S.p.A	225,523
408,452		UniCredito Italiano S.p.A.	1,006,767
18,608		Unione di Banche Italiane SCPA	158,779
			9,881,164
		Japan: 18.9%
2,400		ABC-Mart, Inc.	87,388
5,500	L	Advantest Corp.	99,027
22,200		Aeon Co., Ltd.	257,242
6,700		Aisin Seiki Co., Ltd.	232,900
21,000		Ajinomoto Co., Inc.	218,491
2,200		Alfresa Holdings Corp.	84,460
29,000		All Nippon Airways Co., Ltd.	86,508
31,000		Aozora Bank Ltd.	70,039
11,500		Asahi Breweries Ltd.	191,199

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Japan (continued)
29,000		Asahi Glass Co., Ltd.	$364,859
38,000	L	Asahi Kasei Corp.	255,932
14,300		Astellas Pharma, Inc.	529,571
18,000		Bank of Kyoto Ltd.	159,311
41,000		Bank of Yokohama Ltd.	194,889
3,200		Benesse Corp.	131,363
18,424		Bridgestone Corp.	385,261
10,800	@	Brother Industries Ltd.	158,579
5,000		Canon Sales Co., Inc.	62,250
34,600		Canon, Inc.	1,488,138
14,500		Casio Computer Co., Ltd.	114,694
52		Central Japan Railway Co.	412,213
25,000		Chiba Bank Ltd.	140,126
8,000	L	Chiyoda Corp.	73,269
20,500		Chubu Electric Power Co., Inc.	456,390
9,000		Chugai Pharmaceutical Co., Ltd.	154,800
10,000		Chugoku Bank Ltd.	113,465
8,744		Chugoku Electric Power Co., Inc.	161,726
109,560		Chuo Mitsui Trust Holdings, Inc.	388,133
7,600		Credit Saison Co., Ltd.	122,636
19,000		Dai Nippon Printing Co., Ltd.	231,389
16,000		Daido Steel Co., Ltd.	91,096
230		Dai-ichi Life Insurance Co., Ltd.	346,851
20,800	L	Daiichi Sankyo Co., Ltd.	401,570
7,800		Daikin Industries Ltd.	233,328
3,173		Daito Trust Construction Co., Ltd.	218,256
14,000	L	Daiwa House Industry Co., Ltd.	171,258
59,000		Daiwa Securities Group, Inc.	270,976
3,600	L	Dena Co., Ltd.	130,285
20,000		Denki Kagaku Kogyo K K	98,724
14,700		Denso Corp.	488,847
5,900		Dentsu, Inc.	152,502
10,702		East Japan Railway Co.	594,271
8,800	L	Eisai Co., Ltd.	315,861
3,200		Electric Power Development Co.	98,654
8,900	@, L	Elpida Memory, Inc.	114,455
3,800		FamilyMart Co., Ltd.	142,627
6,100		Fanuc Ltd.	922,057
1,900		Fast Retailing Co., Ltd.	237,862
22,000		Fuji Heavy Industries Ltd.	142,149
14,500		Fuji Photo Film Co., Ltd.	449,431
54,000		Fujitsu Ltd.	305,157
37,000		Fukuoka Financial Group, Inc.	153,809
27,000		Furukawa Electric Co., Ltd.	109,136
5,400		Gree, Inc.	90,490
17,000		Gunma Bank Ltd.	90,153
24,000		Hachijuni Bank Ltd.	138,225
33,000		Hankyu Hanshin Holdings, Inc.	152,301
900		Hirose Electric Co., Ltd.	96,891
32,000	L	Hiroshima Bank Ltd.	138,913
6,000		Hitachi Construction Machinery Co., Ltd.	150,206
3,700		Hitachi High-Technologies Corp.	73,756
141,000		Hitachi Ltd.	733,987
4,200		Hokkaido Electric Power Co., Inc.	81,588
5,900		Hokuriku Electric Power Co.	133,683
49,600		Honda Motor Co., Ltd.	1,842,819
13,000		Hoya Corp.	296,673
5,000		Ibiden Co., Ltd.	158,239
75		Inpex Holdings, Inc.	567,420
11,600	L	Isetan Mitsukoshi Holdings Ltd.	104,550
46,000		Ishikawajima - Harima Heavy Industries Co., Ltd.	112,117
39,000		Isuzu Motors Ltd.	154,713
45,200		Itochu Corp.	473,012
15,401		Iyo Bank Ltd.	128,301
19,000		J Front Retailing Co., Ltd.	78,962
16,000	L	Japan Steel Works Ltd.	125,232
152		Japan Tobacco, Inc.	549,539
15,000		JFE Holdings, Inc.	439,193
8,000		JGC Corp.	186,690
38,000		Joyo Bank Ltd.	149,357
9,200		JS Group Corp.	238,591
7,600		JSR Corp.	152,418
8,800		JTEKT Corp.	114,640
86		Jupiter Telecommunications Co.	84,569
71,600		JX Holdings, Inc.	481,051
33,000		Kajima Corp.	92,263
18,000		Kamigumi Co., Ltd.	153,609
25,400		Kansai Electric Power Co., Inc.	553,452
16,817	L	Kao Corp.	419,620
53,000	L	Kawasaki Heavy Industries Ltd.	233,447
32,000		Kawasaki Kisen Kaisha Ltd.	118,231

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Japan (continued)
88		KDDI Corp.	$544,076
16,000	L	Keihin Electric Express Railway Co., Ltd.	115,212
18,000		Keio Corp.	107,563
16,000		Keisei Electric Railway Co., Ltd.	91,663
1,370		Keyence Corp.	349,737
50,000	L	Kintetsu Corp.	160,588
27,000	@	Kirin Brewery Co., Ltd.	354,331
94,000		Kobe Steel Ltd.	243,373
29,500		Komatsu Ltd.	1,000,807
11,000		Konica Minolta Holdings, Inc.	92,445
38,000		Kubota Corp.	357,582
9,000		Kuraray Co., Ltd.	116,215
4,700	L	Kurita Water Industries Ltd.	138,941
5,100		Kyocera Corp.	516,872
15,700	L	Kyushu Electric Power Co., Inc.	307,019
3,600		Lawson, Inc.	173,520
3,200		Makita Corp.	148,854
52,000		Marubeni Corp.	373,713
58,000		Mazda Motor Corp.	127,806
3,248		McDonald’s Holdings Co. Japan Ltd.	78,569
2,600		MEIJI Holdings Co., Ltd.	104,629
41,000		Mitsubishi Chemical Holdings Corp.	258,260
41,300	L	Mitsubishi Corp.	1,145,184
62,000		Mitsubishi Electric Corp.	729,652
39,000		Mitsubishi Estate Co., Ltd.	659,063
20,000		Mitsubishi Gas Chemical Co., Inc.	143,384
92,000		Mitsubishi Heavy Industries Ltd.	422,719
55,000		Mitsubishi Materials Corp.	186,295
120,255	@	Mitsubishi Motors Corp.	147,667
8,300		Mitsubishi Tanabe Pharma Corp.	134,588
396,921		Mitsubishi UFJ Financial Group, Inc.	1,828,878
53,307	L	Mitsui & Co., Ltd.	954,402
44,000		Mitsui Chemicals, Inc.	156,180
31,000	L	Mitsui Engineering & Shipbuilding Co., Ltd.	74,293
25,919		Mitsui Fudosan Co., Ltd.	426,068
29,000		Mitsui Mining & Smelting Co., Ltd.	100,852
39,000		Mitsui OSK Lines Ltd.	224,880
16,669		Mitsui Sumitomo Insurance Group Holdings, Inc.	380,380
4,300		Mitsumi Electric Co., Ltd.	57,276
632,092	L	Mizuho Financial Group, Inc.	1,043,009
31,000		Mizuho Securities Co., Ltd.	82,456
6,500		Murata Manufacturing Co., Ltd.	470,034
7,000		Nabtesco Corp.	175,323
85,000		NEC Corp.	184,671
8,000		NGK Insulators Ltd.	142,954
3,400	L	Nidec Corp.	294,475
12,800	@	Nikon Corp.	263,980
3,000	L	Nintendo Co., Ltd.	815,730
12,000		Nippon Electric Glass Co., Ltd.	170,068
42,000		Nippon Express Co., Ltd.	161,111
7,000	L	Nippon Meat Packers, Inc.	88,285
5,800		Nippon Paper Group, Inc.	123,568
43,000		Nippon Sheet Glass Co., Ltd.	124,113
170,000		Nippon Steel Corp.	543,844
16,300		Nippon Telegraph & Telephone Corp.	728,039
56,000		Nippon Yusen KK	219,090
75,700		Nissan Motor Co., Ltd.	672,445
7,000		Nisshin Seifun Group, Inc.	80,668
1,600		Nitori Co., Ltd.	140,516
6,100		Nitto Denko Corp.	323,226
49,306	L	NKSJ Holdings, Inc.	321,861
4,900		NOK Corp.	87,144
109,800		Nomura Holdings, Inc.	567,555
14,000		NSK Ltd.	120,772
53		NTT Data Corp.	163,655
492		NTT DoCoMo, Inc.	858,907
17,000		Obayashi Corp.	75,389
500		Obic Co., Ltd.	95,292
20,000	L	Odakyu Electric Railway Co., Ltd.	168,620
34,000		OJI Paper Co., Ltd.	161,476
8,700		Olympus Corp.	242,279
6,500		Omron Corp.	182,991
4,000	L	Ono Pharmaceutical Co., Ltd.	197,087
2,000		Oracle Corp. Japan	83,358
1,400		Oriental Land Co., Ltd.	111,251
3,300	L	ORIX Corp.	309,320
84,000		Osaka Gas Co., Ltd.	335,130
3,000		Otsuka Holdings Co., Ltd.	74,116
63,100		Panasonic Corp.	799,330
256		Rakuten, Inc.	229,675
34,500		Resona Holdings, Inc.	164,442

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Japan (continued)
23,000		Ricoh Co., Ltd.	$270,802
2,400		Rinnai Corp.	158,951
2,600		Rohm Co., Ltd.	163,365
2,300		Sankyo Co., Ltd.	117,799
6,500	L	Secom Co., Ltd.	302,238
7,800		Sega Sammy Holdings, Inc.	135,269
5,400		Seiko Epson Corp.	86,642
16,000		Sekisui Chemical Co., Ltd.	125,009
20,000		Sekisui House Ltd.	186,643
24,000		Seven & I Holdings Co., Ltd.	611,365
31,000	L	Sharp Corp.	307,522
6,200		Shikoku Electric Power Co.	168,744
1,200		Shimamura Co., Ltd.	105,623
1,900		Shimano, Inc.	95,103
13,686		Shin-Etsu Chemical Co., Ltd.	681,157
12,800		Shionogi & Co., Ltd.	218,374
11,800		Shiseido Co., Ltd.	204,390
22,000		Shizuoka Bank Ltd.	182,024
60,000		Showa Denko KK	120,692
1,600		SMC Corp.	263,349
25,100	L	Softbank Corp.	1,000,092
30,700		Sony Corp.	979,208
5,000		Sony Financial Holdings, Inc.	99,073
6,400		Sumco Corp.	128,708
53,000		Sumitomo Chemical Co., Ltd.	264,794
35,200	L	Sumitomo Corp.	503,051
24,100		Sumitomo Electric Industries Ltd.	333,765
18,000		Sumitomo Heavy Industries	117,247
135,000		Sumitomo Metal Industries Ltd.	301,793
19,000		Sumitomo Metal Mining Co., Ltd.	326,626
41,900	L	Sumitomo Mitsui Financial Group, Inc.	1,299,960
13,000		Sumitomo Realty & Development Co., Ltd.	259,952
12,500		Sumitomo Rubber Industries, Inc.	127,250
4,500		Suzuken Co., Ltd.	118,639
12,900		Suzuki Motor Corp.	288,323
9,200		T&D Holdings, Inc.	226,674
23,800		Takeda Pharmaceutical Co., Ltd.	1,110,404
3,900		TDK Corp.	230,650
40,000		Teijin Ltd.	178,956
6,600		Terumo Corp.	347,734
5,400		THK Co., Ltd.	135,308
23,000		Tobu Railway Co., Ltd.	93,969
8,100		Toho Co., Ltd.	116,073
14,200		Tohoku Electric Power Co., Inc.	240,115
22,450		Tokio Marine Holdings, Inc.	599,402
17,000		Tokuyama Corp.	90,771
40,400		Tokyo Electric Power Co., Inc.	225,177
6,000		Tokyo Electron Ltd.	330,801
76,079	L	Tokyo Gas Co., Ltd.	347,026
40,000		Tokyu Corp.	165,923
28,000		Tokyu Land Corp.	121,777
14,000		TonenGeneral Sekiyu KK	172,906
19,000	@	Toppan Printing Co., Ltd.	149,900
50,000		Toray Industries, Inc.	362,963
128,000		Toshiba Corp.	625,869
5,600		Toyo Seikan Kaisha Ltd.	91,679
4,000		Toyo Suisan Kaisha Ltd.	86,852
4,200		Toyoda Gosei Co., Ltd.	87,734
4,100		Toyota Boshoku Corp.	59,023
5,500		Toyota Industries Corp.	166,529
85,889		Toyota Motor Corp.	3,408,443
8,800		Toyota Tsusho Corp.	145,072
3,600		Trend Micro, Inc.	95,874
3,700		Tsumura & Co.	116,179
44,000		Ube Industries Ltd.	140,079
3,700		Uni-Charm Corp.	134,686
10,500		UNY Co., Ltd.	97,441
66		West Japan Railway Co.	254,438
564		Yahoo! Japan Corp.	201,407
2,900	L	Yakult Honsha Co., Ltd.	74,206
2,520		Yamada Denki Co., Ltd.	169,350
8,900	@	Yamaha Motor Co., Ltd.	154,966
17,400		Yamato Holdings Co., Ltd.	269,761
16,000	L	Yaskawa Electric Corp.	189,653
13,800		Yokogawa Electric Corp.	105,267
			71,809,681
		Kazakhstan: 0.0%
8,468		Eurasian Natural Resources Corp.	127,096
			127,096

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Luxembourg: 0.4%
25,184		ArcelorMittal	$910,496
9,688		SES S.A.	249,433
14,958		Tenaris S.A.	367,058
			1,526,987
		Macau: 0.1%
87,600	@	Sands China Ltd.	195,195
63,600	@	Wynn Macau Ltd.	177,468
			372,663
		Malaysia: 0.1%
196,600	@	Genting International PLC	319,651
			319,651
		Mauritius: 0.0%
11,617	@	Essar Energy PLC	88,167
			88,167
		Mexico: 0.0%
6,660		Fresnillo PLC	164,629
			164,629
		Netherlands: 4.5%
53,762	@	Aegon NV	402,560
7,105		Akzo Nobel NV	488,915
13,399		ASML Holding NV	595,832
5,900		Delta Lloyd NV	156,938
14,035	@	European Aeronautic Defence and Space Co. NV	408,762
1,963		Fugro NV	173,118
3,384		Heineken Holding NV	162,505
7,204		Heineken NV	393,384
118,178	@, **	ING Groep NV	1,500,123
36,510		Koninklijke Ahold NV	489,637
2,504		Koninklijke Boskalis Westminster NV	132,437
4,972		Koninklijke DSM NV	305,696
47,969	L	Koninklijke KPN NV	817,971
28,965	L	Koninklijke Philips Electronics NV	927,830
2,210		Koninklijke Vopak NV	106,374
6,662	@	Qiagen NV	132,972
3,356	@, L	Randstad Holdings NV	186,816
22,344		Reed Elsevier NV	288,254
108,752		Royal Dutch Shell PLC - Class A	3,944,830
83,075		Royal Dutch Shell PLC - Class B	3,016,810
5,340		SBM Offshore NV	155,019
11,274		TNT NV	289,482
53,722		Unilever NV	1,683,243
10,101		Wolters Kluwer NV	236,221
			16,995,729
		New Zealand: 0.1%
19,923		Fletcher Building Ltd.	142,039
84,431		Telecom Corp. of New Zealand Ltd.	129,789
			271,828
		Norway: 0.8%
10,247		Acergy S.A.	258,635
4,626		Aker Kvaerner ASA	106,343
29,315		DnB NOR ASA	449,481
31,110		Norsk Hydro ASA	255,040
21,965		Orkla ASA	212,770
26,790	@, L	Renewable Energy Corp. A/S	94,107
35,018		Statoil ASA	969,855
24,615		Telenor ASA	405,119
5,842		Yara International ASA	295,931
			3,047,281
		Portugal: 0.3%
32,701		Banco Espirito Santo S.A.	133,583
14,687		Cimpor Cimentos de Portugal SG	106,165
54,421		Energias de Portugal S.A.	211,879
6,620		Galp Energia SGPS S.A.	141,476
9,553		Jeronimo Martins	153,403
18,132		Portugal Telecom SGPS S.A.	209,629
			956,135
		Singapore: 1.4%
79,000		CapitaLand Ltd.	206,810
81,000		CapitaMalls Asia Ltd.	114,362
19,000		City Developments Ltd.	173,593
73,000		ComfortDelgro Corp., Ltd.	90,249
55,000		DBS Group Holdings Ltd.	638,545
30,000		Fraser and Neave Ltd.	143,050
55,700	@	Global Logistic Properties Ltd.	82,652
177,400	@	Hutchison Port Holdings Trust	175,519
4,000		Jardine Cycle & Carriage Ltd.	116,061
37,000		Keppel Corp., Ltd.	360,945
26,000		Keppel Land Ltd.	92,537
50,000		Olam International Ltd.	111,019
69,608		Oversea-Chinese Banking Corp.	529,015
52,000		SembCorp Industries Ltd.	215,018
38,000		SembCorp Marine Ltd.	176,167

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Singapore (continued)
16,000		Singapore Airlines Ltd.	$173,540
32,000		Singapore Exchange Ltd.	199,176
59,000	L	Singapore Press Holdings Ltd.	184,301
81,000		Singapore Technologies Engineering Ltd.	209,373
242,000		Singapore Telecommunications Ltd.	579,439
37,000		United Overseas Bank Ltd.	551,654
25,000		United Overseas Land Ltd.	94,103
63,000		Wilmar International Ltd.	272,468
			5,489,596
		Spain: 3.3%
10,678		Abertis Infraestructuras S.A.	231,681
1,584		Acciona S.A.	172,063
4,645		ACS Actividades de Construccion y Servicios S.A.	217,761
5,537	@	Amadeus IT Holding S.A.	105,691
131,660		Banco Bilbao Vizcaya Argentaria S.A.	1,597,377
35,319		Banco De Sabadell S.A.	154,571
15,831	@, L	Banco de Valencia S.A.	70,896
27,228	L	Banco Popular Espanol S.A.	159,894
259,901		Banco Santander Central Hispano S.A.	3,031,474
26,155		Criteria Caixacorp S.A.	184,450
15,886	@	EDP Renovaveis S.A.	114,018
5,323		Enagas	120,150
18,547		Ferrovial SA	232,511
8,222		Gas Natural SDG S.A.	154,391
33,622	L	Iberdrola Renovables	145,091
118,645		Iberdrola S.A.	1,031,701
7,068		Inditex S.A.	567,136
3,509		Red Electrica de Espana	199,705
23,621		Repsol YPF S.A.	809,588
127,951	@	Telefonica S.A.	3,209,597
			12,509,746
		Sweden: 3.1%
11,672		Alfa Laval AB	253,531
7,858		Assa Abloy AB	225,816
19,953		Atlas Copco AB - Class A	529,884
15,833		Atlas Copco AB - Class B	382,425
9,141		Boliden AB	196,663
7,174		Electrolux AB	184,794
8,933		Getinge AB	220,224
31,631		Hennes & Mauritz AB	1,050,077
8,342		Hexagon AB	199,052
3,691	L	Holmen AB	127,499
12,317		Husqvarna AB - B Shares	105,571
12,391		Investor AB	300,578
6,794		Kinnevik Investment AB	158,279
2,602		Millicom International Cellular S.A.	248,833
1,735		Modern Times Group AB	131,661
82,400	L	Nordea Bank AB	901,507
4,876		Ratos AB	192,618
32,270		Sandvik AB	609,015
10,829		Scania AB - B Shares	251,029
11,088		Securitas AB	131,924
38,963	L	Skandinaviska Enskilda Banken AB	347,278
14,262		Skanska AB	300,259
11,441		SKF AB - B Shares	332,727
7,813		SSAB Svenskt Staal AB - Class A	123,524
16,830		Svenska Cellulosa AB - B Shares	270,832
15,720	L	Svenska Handelsbanken AB	515,604
23,745	L	Swedbank AB	406,019
6,557		Swedish Match AB	217,691
10,425		Tele2 AB - B Shares	240,767
92,058		Telefonaktiebolaget LM Ericsson	1,184,404
71,334	L	TeliaSonera AB	616,510
43,810	@	Volvo AB - B Shares	770,096
			11,726,691
		Switzerland: 7.7%
69,766	@	ABB Ltd.	1,675,288
2,778	@	Actelion Ltd. - Reg	159,740
3,549		Adecco S.A.	232,977
2,382		Aryzta AG	121,681
1,602		Baloise Holding AG	158,491
16,732		Compagnie Financiere Richemont S.A.	964,767
34,443		Credit Suisse Group	1,461,080
1,377		Geberit AG - Reg	299,524
273		Givaudan	274,532
7,383		Holcim Ltd.	554,901
6,698		Julius Baer Group Ltd.	289,980
1,830		Kuehne & Nagel International AG	255,831
20		Lindt & Spruengli AG	57,706
5		Lindt & Spruengli AG - REG	162,355
7,535	@, L	Logitech International S.A.	135,777

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Switzerland (continued)
1,449		Lonza Group AG	$121,316
107,853		Nestle S.A.	6,176,217
65,139		Novartis AG	3,527,342
21,728		Roche Holding AG - Genusschein	3,102,006
1,627		Schindler Holding AG	195,522
176		SGS S.A.	312,980
78		Sika AG	187,444
2,075		Sonova Holding AG - Reg	184,909
21,020		STMicroelectronics NV	260,732
1,009		Swatch Group AG - BR	445,230
2,509		Swatch Group AG - Reg	198,978
831	@	Swiss Life Holding	137,090
11,219		Swiss Reinsurance	639,340
709		Swisscom AG	316,264
2,802		Syngenta AG	911,563
1,585	#	Synthes, Inc.	214,071
9,116	@	Transocean Ltd.	711,946
110,553	@	UBS AG - Reg	1,988,857
62,337		Xstrata PLC	1,454,429
4,763		Zurich Financial Services AG	1,331,435
			29,222,301
		United Kingdom: 17.1%
36,245		3i Group PLC	173,755
6,075		Admiral Group PLC	151,342
9,148		Aggreko PLC	231,041
9,984		Amec PLC	190,948
39,554		Anglo American PLC	2,032,501
12,812		Antofagasta PLC	279,289
43,540		ARM Holdings PLC	404,023
9,852		Associated British Foods PLC	156,770
43,441		AstraZeneca PLC	1,995,805
7,565	@	Autonomy Corp. PLC	192,776
83,340		Aviva PLC	578,319
15,732		Babcock International Group	156,576
110,137		BAE Systems PLC	573,993
29,395		Balfour Beatty PLC	161,912
345,247		Barclays PLC	1,550,154
101,251		BG Group PLC	2,513,620
65,645		BHP Billiton PLC	2,598,983
585,697		BP PLC	4,303,192
59,239		British American Tobacco PLC	2,375,357
32,144		British Sky Broadcasting PLC	425,417
247,854		BT Group PLC	736,480
11,501		Bunzl PLC	137,289
15,302		Burberry Group PLC	288,215
76,884		Cable & Wireless Worldwide PLC	64,691
42,229	@	Cairn Energy PLC	312,893
19,997		Capita Group PLC	238,350
4,863		Carnival PLC	191,296
161,913		Centrica PLC	844,350
22,959		Cobham PLC	84,824
59,001		Compass Group PLC	530,353
77,745		Diageo PLC	1,477,809
28,732		Experian Group Ltd.	355,731
14,563		Firstgroup PLC	76,145
160,180		GlaxoSmithKline PLC	3,052,195
42,552		Group 4 Securicor PLC	174,133
26,424		Home Retail Group	81,816
537,226		HSBC Holdings PLC	5,549,099
14,126		ICAP PLC	119,548
31,110		Imperial Tobacco Group PLC	959,947
13,525		Inmarsat PLC	130,865
8,782		Intercontinental Hotels Group PLC	179,969
51,749		International Power PLC	255,616
4,544		Intertek Group PLC	148,305
32,288		Invensys PLC	178,723
17,695		Investec PLC	135,356
113,256	@	ITV PLC	140,392
35,033		J Sainsbury PLC	188,200
7,101		Johnson Matthey PLC	211,703
7,492		Kazakhmys PLC	167,318
86,755		Kingfisher PLC	341,780
192,406		Legal & General Group PLC	355,207
1,244,857	@	Lloyds TSB Group PLC	1,156,733
5,725		Lonmin PLC	156,284
63,107		Man Group PLC	248,669
49,666		Marks & Spencer Group PLC	268,100
108,686		National Grid PLC	1,033,952
6,442		Next PLC	204,407
172,168		Old Mutual PLC	375,085
25,340		Pearson PLC	447,665

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
5,802		Petrofac Ltd.	$138,647
79,039		Prudential PLC	895,097
2,797		Randgold Resources Ltd.	226,013
18,935		Reckitt Benckiser PLC	971,948
42,798		Reed Elsevier PLC	370,466
37,952		Rexam PLC	221,277
44,187		Rio Tinto PLC	3,123,964
59,336	@	Rolls-Royce Group PLC	588,354
112,623		Royal & Sun Alliance Insurance Group	237,292
551,333	@	Royal Bank of Scotland Group PLC	361,706
28,702		SABMiller PLC	1,015,740
46,029		Sage Group PLC	205,333
3,076		Schroders PLC	85,695
28,119		Scottish & Southern Energy PLC	568,915
17,846		Serco Group PLC	159,743
7,240		Severn Trent PLC	169,590
15,702		Shire PLC	455,791
27,880		Smith & Nephew PLC	314,157
12,325		Smiths Group PLC	256,143
71,942		Standard Chartered PLC	1,866,107
71,871		Standard Life PLC	238,135
249,778		Tesco PLC	1,525,819
26,841		Thomas Cook Group PLC	73,333
23,918		Tullow Oil PLC	555,013
43,255		Unilever PLC	1,317,759
21,419		United Utilities Group PLC	203,112
3,841		Vedanta Resources PLC	146,396
1,632,169		Vodafone Group PLC	4,651,399
5,864		Weir Group PLC	162,697
5,685		Whitbread PLC	150,355
60,176		WM Morrison Supermarkets PLC	266,164
7,243	@	Wolseley PLC	243,830
36,497		WPP PLC	449,785
			64,861,041
		Total Common Stock
		(Cost $252,212,950)	346,337,106
REAL ESTATE INVESTMENT TRUSTS: 1.4%
		Australia: 0.5%
54,187		CFS Retail Property Trust	103,134
123,844		Dexus Property Group	108,793
236,983		Goodman Group	167,881
58,223		GPT Group	189,008
874,585	@	GPT Group	—
130,442		Mirvac Group	168,001
83,493		Stockland	320,298
65,813		Westfield Group	635,527
72,581		Westfield Retail Trust	196,694
			1,889,336
		France: 0.3%
1,341		Fonciere Des Regions	142,841
1,150		Gecina S.A.	158,590
1,027		ICADE	126,750
3,307		Klepierre	134,190
2,759	@	Unibail	597,966
			1,160,337
		Hong Kong: 0.1%
80,827		Link Real Estate Investment Trust	253,073
			253,073
		Japan: 0.1%
17	L	Japan Real Estate Investment Corp.	161,054
65		Japan Retail Fund Investment Corp.	101,922
17		Nippon Building Fund, Inc.	165,717
15		Nomura Real Estate Office Fund, Inc.	101,456
			530,149
		Netherlands: 0.0%
1,478		Corio NV	103,421
			103,421
		Singapore: 0.1%
62,000		Ascendas Real Estate Investment Trust	97,759
74,000		CapitaMall Trust	110,296
			208,055
		United Kingdom: 0.3%
25,489		British Land Co. PLC	225,909
17,905		Capital Shopping Centres Group PLC	109,992
22,460		Hammerson PLC	161,027
24,990		Land Securities Group PLC	293,717
35,792		Segro PLC	184,544
			975,189
		Total Real Estate Investment Trusts
		(Cost $3,797,574)	5,119,560

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 0.3%
		Germany: 0.3%
3,206		Porsche AG		$208,758
3,341		ProSieben SAT.1 Media AG		97,560
5,220		Volkswagen AG		843,668
		Total Preferred Stock
		(Cost $680,123)		1,149,986
RIGHTS: 0.0%
		Australia: 0.0%
5,394		Origin Energy Ltd.		17,854
				17,854
		Austria: 0.0%
15,860		Immoeast AG		—
				—
		Denmark: 0.0%
14,286		Danske Bank A/S		27,613
				27,613
		Germany: 0.0%
3,206		Porsche Automobil Holding SE		28,397
				28,397
		Total Rights
		(Cost $-)		73,864
WARRANTS: 0.0%
		Italy: 0.0%
26,395		Unione di Banche Italiane SCPA		34
				34
		Singapore: 0.0%
17,122		Golden Agri-Resources Ltd.		2,309
				2,309
		Total Warrants
		(Cost $-)		2,343

Principal Amount				Value
CORPORATE BONDS/NOTES: 0.0%
		Italy: 0.0%
$19,900		Banca Popolare di Milano Scrl, 6.750%, due 06/01/13		$19,600
		Total Corporate Bonds/Notes
		(Cost $27,688)		19,600
		Total Long-Term Investments
		(Cost $256,718,335)		352,702,459

Shares				Value
SHORT-TERM INVESTMENTS: 10.6%
		Mutual Funds: 4.2%
16,125,000		BlackRock Liquidity Funds, TempFund, Institutional Class		$16,125,000
		Total Mutual Funds
		(Cost $16,125,000)		16,125,000
		Securities Lending Collateral(cc): 6.4%
24,106,688		BNY Mellon Overnight Government Fund (1)		24,106,688
37,727	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		30,181
		Total Securities Lending Collateral
		(Cost $24,144,415)		24,136,869
		Total Short-Term Investments
		(Cost $40,269,415)		40,261,869
		Total Investments in Securities
		(Cost $296,987,750)*	103.7%	$392,964,328
		Other Assets and Liabilities - Net	(3.7)	(14,047,817)
		Net Assets	100.0%	$378,916,511

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $306,542,285.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$99,636,821
		Gross Unrealized Depreciation		(13,214,778)
		Net Unrealized Appreciation		$86,422,043

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	9.4%
Consumer Staples	9.1
Electric	0.3
Energy	7.8
Financials	22.2
Financials	0.0
Health Care	7.3
Industrials	12.4
Information Technology	4.5
Materials	10.6
Telecommunication Services	5.3
Utilities	4.2
Short-Term Investments	10.6
Other Assets and Liabilities - Net	(3.7)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$346,337,106	$—	$—	$346,337,106
Real Estate Investment Trusts	5,021,801	—	97,759	5,119,560
Preferred Stock	1,149,986	—	—	1,149,986
Rights	46,251	27,613	—	73,864
Warrants	2,343	—	—	2,343
Corporate Bonds/Notes	—	—	19,600	19,600
Short-Term Investments	40,231,688	—	30,181	40,261,869
Total Investments, at value	$392,789,175	$27,613	$147,540	$392,964,328
Other Financial Instruments+:
Forward foreign currency contracts	—	212,124	—	212,124
Futures	879,014		—	879,014
Total Assets	$393,668,189	$239,737	$147,540	$394,055,466

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(144,918)	$—	$(144,918)
Total Liabilities	$—	$(144,918)	$—	$(144,918)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Real Estate Investment Trusts	$—	$—	$—	$—	$—	$—	$97,759	$—	$97,759
Corporate Bonds/Notes	16,754	—	—	—	—	2,846	—	—	19,600
Short-Term Investments	30,181	—	—	—	—	—	—	—	30,181
Total Investments, at value	$46,935	$—	$—	$—	$—	$2,846	$97,759	$—	$147,540

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $2,846.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING International Index Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Brown Brothers Harriman & Co.	Australian Dollar
	AUD 700,000	BUY	4/28/11	$688,611	$721,552	$32,941
Brown Brothers Harriman & Co.	EU Euro
	EUR 1,400,000	BUY	4/28/11	1,914,297	1,983,048	68,751
Brown Brothers Harriman & Co.	EU Euro
	EUR 2,000,000	BUY	4/28/11	2,786,694	2,832,925	46,231
Brown Brothers Harriman & Co.	British Pound
	GBP 600,000	BUY	4/28/11	952,368	962,223	9,855
Brown Brothers Harriman & Co.	Japanese Yen
	JPY 270,000,000	BUY	4/28/11	3,348,065	3,246,482	(101,583)
JPMorgan Chase & Co.	Australian Dollar
	AUD 800,000	BUY	4/28/11	788,500	824,631	36,131
JPMorgan Chase & Co.	EU Euro
	EUR 1,000,000	BUY	4/28/11	1,405,725	1,416,463	10,738
JPMorgan Chase & Co.	British Pound
	GBP 2,000,000	BUY	4/28/11	3,213,356	3,207,410	(5,946)
JPMorgan Chase & Co.	Japanese Yen
	JPY 130,000,000	BUY	4/28/11	1,580,422	1,563,121	(17,301)
JPMorgan Chase & Co.	Japanese Yen
	JPY 100,000,000	BUY	4/28/11	1,204,266	1,202,401	(1,865)
						$77,952

Brown Brothers Harriman & Co.	Japanese Yen
	JPY 50,000,000	SELL	4/28/11	$608,677	$601,200	$7,477
Credit Suisse First Boston	EU Euro
	EUR 500,000	SELL	4/28/11	690,008	708,231	(18,223)
						$(10,746)

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING International Index Portfolio Open Futures Contracts on March 31, 2011:

				Unrealized
	Number of			Appreciation/
Contract Description	Contracts	Expiration Date	Notional Value	(Depreciation)
Long Contracts
ASX SPI 200® Index	22	06/16/11	$2,767,664	$188,928
E-Mini MSCI EAFE Index	65	06/17/11	5,482,750	51,541
Euro STOXX 50®	181	06/17/11	7,295,201	248,080
FTSE 100 Index	64	06/17/11	6,041,581	193,167
Tokyo Price Index (TOPIX)	52	06/09/11	5,413,802	197,298
			$27,000,998	$879,014

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2011:

Derivatives Fair Value*
Equity contracts	$879,014
Foreign exchange contracts	67,206
Total	$946,220

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 108.0%
		Consumer Discretionary: 20.3%
3,100		ABC-Mart, Inc.	$112,876
98		Accordia Golf Co., Ltd.	68,866
1,500		Aeon Fantasy Co., Ltd.	15,109
12,000		Aichi Machine Industry Co., Ltd.	42,959
6,300		Aigan Co., Ltd.	35,157
3,800		Aisan Industry Co., Ltd.	39,109
28,100		Aisin Seiki Co., Ltd.	976,789
7,800		Akebono Brake Industry Co., Ltd.	39,812
5,200		Alpen Co., Ltd.	89,715
4,700		Alpha Corp.	51,138
3,300		Alpine Electronics, Inc.	37,067
14		Amiyaki Tei Co., Ltd.	45,515
700		Amuse, Inc.	7,761
2,100		AOKI Holdings, Inc.	34,154
4,500		Aoyama Trading Co., Ltd.	72,180
7,000		Arc Land Sakamoto Co., Ltd.	83,824
2,100		Arnest One Corp.	20,971
3,600		Asahi Co., Ltd.	64,102
40,000	@	Asahi TEC Corp.	14,380
4,200		Asatsu-DK, Inc.	112,713
29,000		Asics Corp.	388,493
2,600		ASKUL Corp.	37,347
3,400		Autobacs Seven Co., Ltd.	129,492
3,000		Avex Group Holdings, Inc.	36,624
7,800		Belluna Co., Ltd.	49,740
10,800		Benesse Corp.	443,349
4,500		Best Denki Co., Ltd.	12,447
63		BIC Camera, Inc.	25,331
105,100		Bridgestone Corp.	2,197,727
24,000		Calsonic Kansei Corp.	95,247
62		Can Do Co., Ltd.	55,005
9,500		Canon Sales Co., Inc.	118,275
32,100		Casio Computer Co., Ltd.	253,910
1,600		Central Sports Co., Ltd.	17,608
2,200	@	CHI Group Co., Ltd.	6,489
4,100		Chiyoda Co., Ltd.	51,962
1,300		Chofu Seisakusho Co., Ltd.	32,531
20,000		Chori Co., Ltd.	23,768
3,000		Chuo Spring Co., Ltd.	11,824
40,000	@, L	Clarion Co., Ltd.	65,698
2,100		Cleanup Corp.	14,172
10,000		Colowide Co., Ltd.	52,311
2,100		Corona Corp.	21,016
3,000		Daido Metal Co., Ltd.	24,374
7,800		Daidoh Ltd.	75,473
17,850	@	Daiei, Inc.	68,570
37,000		Daihatsu Motor Co., Ltd.	539,353
1,300		Daikoku Denki Co., Ltd.	15,616
1,300		Dainichi Co., Ltd.	9,837
3,400		Daisyo Corp.	40,110
16,000	@	Daito Woolen Spinning & Weaving Co., Ltd.	14,022
2,400		Daiyu Eight Co., Ltd.	13,231
2,700		DCM Japan Holdings Co., Ltd.	16,540
12,600	L	Dena Co., Ltd.	455,999
73,800		Denso Corp.	2,454,213
32,400		Dentsu, Inc.	837,469
10,000		Descente Ltd.	45,362
4,900		Don Quijote Co., Ltd.	154,630
2,300		Doshisha Co., Ltd.	45,722
4,800		Doutor Nichires Holdings Co., Ltd.	58,136
10,000		Dynic Corp.	18,271
2,000		Eagle Industry Co., Ltd.	21,120
8,000	@	Econach Co., Ltd.	3,184
14,200		EDION Corp.	120,860
3,400		Exedy Corp.	102,219
4,900		F&A Aqua Holdings, Inc.	42,550
7,900		Fast Retailing Co., Ltd.	989,005
3,600		FCC Co., Ltd.	86,645
1,900		Felissimo Corp.	22,351
4,100		Foster Electric Co., Ltd.	93,624
12,000		France Bed Holdings Co., Ltd.	15,168
2,700		F-Tech, Inc.	44,988
3,700		Fuji Co., Ltd.	72,254

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
108,000		Fuji Heavy Industries Ltd.	$697,821
3,000	@	Fuji Kiko Co., Ltd.	10,858
14,000		Fuji Kyuko Co., Ltd.	72,198
334		Fuji Television Network, Inc.	467,714
9,000		Fujibo Holdings, Inc.	18,644
1,700		Fujikura Rubber Ltd.	6,442
23,000		Fujita Kanko, Inc.	87,673
12,000		Fujitsu General Ltd.	60,831
2,400		Funai Electric Co., Ltd.	72,010
3,000		Furukawa Battery Co., Ltd.	18,218
14,700		Futaba Industrial Co., Ltd.	83,085
13,000		Gakken Holdings Co., Ltd.	26,817
6,200		Genki Sushi Co., Ltd.	65,751
32		Geo Co., Ltd.	35,964
8,000		GLOBERIDE, Inc.	9,136
9,000		Goldwin, Inc.	24,972
10,000	L	Gourmet Kineya Co., Ltd.	57,663
34,000	@	GSI Creos Corp.	44,138
480		Gulliver International Co.	18,497
10,000		Gunze Ltd.	36,346
9,000		H2O Retailing Corp.	60,928
5,030		Hakuhodo DY Holdings, Inc.	265,188
6,300		Hakuyosha Co., Ltd.	13,997
2,700		Happinet Corp.	35,596
4,300		Hard Off Corp. Co., Ltd.	21,637
3,000		Haruyama Trading Co., Ltd.	15,087
191,500	@	Haseko Corp.	147,295
3,500		Heiwa Corp.	54,127
4,900		Hiday Hidaka Corp.	71,647
1,300		Hikari Tsushin, Inc.	25,417
3,300		HIS Co., Ltd.	67,176
6,800	@	Hitachi Koki Co., Ltd.	65,477
284,200		Honda Motor Co., Ltd.	10,559,057
3,980		Honeys Co., Ltd.	42,410
116		Hoosiers Corp.	38,821
3,100		Horipro, Inc.	29,162
1,300		House of Rose Co., Ltd.	19,322
3,600		Hurxley Corp.	21,589
2,800		Ichibanya Co., Ltd.	79,855
8,000		Ichikawa Co., Ltd.	15,513
12,000		Ichikoh Industries Ltd.	27,713
16		Ikyu Corp.	6,977
1,300		Imasen Electric Industrial	17,948
2,300		Intage, Inc.	49,522
65,900	L	Isetan Mitsukoshi Holdings Ltd.	593,953
191,000		Isuzu Motors Ltd.	757,698
7,600		Izumi Co., Ltd.	108,172
78,000		J Front Retailing Co., Ltd.	324,162
52,000	@	Janome Sewing Machine Co., Ltd.	49,404
1,000		Japan Vilene Co., Ltd.	4,868
5,000		Japan Wool Textile Co., Ltd.	42,102
4,700		Joban Kosan Co., Ltd.	4,496
7,000		Joshin Denki Co., Ltd.	67,439
5,070	@	JVC Kenwood Holdings, Inc.	24,653
3,100		Kadokawa Group Holdings, Inc.	71,030
7,200		Kanto Auto Works Ltd.	50,381
2,950		Kappa Create Co., Ltd.	55,549
8,000		Kasai Kogyo Co., Ltd.	44,582
5,000		Kawai Musical Instruments Manufacturing Co., Ltd.	10,324
12,000	@	Kawashima Selkon Textiles Co., Ltd.	9,381
19,000		Kayaba Industry Co., Ltd.	152,896
7,800		Keihin Corp.	147,788
11,300		Keiyo Co., Ltd.	58,430
8,500		Kimoto Co., Ltd.	63,213
49,000	@, L	Kinki Nippon Tourist Co., Ltd.	53,530
3,000		Kinugawa Rubber Industrial Co., Ltd.	14,816
3,000		Kisoji Co., Ltd.	60,865
4,900		Kohnan Shoji Co., Ltd.	65,815
19,000		Koito Manufacturing Co., Ltd.	305,169
2,800		Kojima Co., Ltd.	17,041
14,000		Komatsu Seiren Co., Ltd.	62,615
3,600		Komeri Co., Ltd.	91,658
5,200		Kourakuen Corp.	67,514
7,160		K’S Holdings Corp.	206,676
1,500		Kura Corp.	21,996
10,000		Kurabo Industries Ltd.	18,247
900		Kuraudia Co., Ltd.	12,224
1,500		Kyoritsu Maintenance Co., Ltd.	21,442
204,500	@	LAND Co., Ltd.	44,150
2,300		LEC, Inc.	36,581
17,200	@	Look, Inc.	26,649

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
800		Marche Corp.	$6,461
1,400		Mars Engineering Corp.	23,776
39,700		Marui Co., Ltd.	256,672
9,700	L	Matsuya Co., Ltd.	53,016
3,400		Matsuya Foods Co., Ltd.	61,763
267,000		Mazda Motor Corp.	588,348
2,800		Megane TOP Co., Ltd.	26,424
5,100		Meiko Network Japan Co., Ltd.	42,444
3,000		Meiwa Estate Co., Ltd.	16,859
5,200	@	Misawa Homes Co., Ltd.	32,339
6,000		Mitsuba Corp.	49,194
656,000	@	Mitsubishi Motors Corp.	805,532
1,000		Mitsui Home Co., Ltd.	5,430
8,000		Mizuno Corp.	34,047
4,200		MOS Food Services, Inc.	77,112
9,000		Mr Max Corp.	32,534
4,500		Musashi Seimitsu Industry Co., Ltd.	107,067
7,000	@	Naigai Co., Ltd.	3,701
4,400		Nakayamafuku Co., Ltd.	31,183
34,500		Namco Bandai Holdings, Inc.	375,846
30,000		NGK Spark Plug Co., Ltd.	410,121
27,000		NHK Spring Co., Ltd.	267,517
9,000		Nice Holdings, Inc.	23,220
3,100		Nidec-Tosok Corp.	27,735
5,100		Nifco, Inc.	122,484
1,500		Nihon Eslead Corp.	13,531
12,600		Nihon Tokushu Toryo Co., Ltd.	54,388
1,700		Nikkato Corp.	8,386
59,300	@	Nikon Corp.	1,222,968
113,000	@	Nippon Columbia Co. Ltd.	50,273
2,300		Nippon Felt Co., Ltd.	11,483
10,000	@	Nippon Piston Ring Co., Ltd.	20,351
2,910		Nippon Television Network Corp.	414,270
6,600		Nishimatsuya Chain Co., Ltd.	53,454
424,600		Nissan Motor Co., Ltd.	3,771,733
9,000		Nissan Shatai Co., Ltd.	66,951
36,000		Nissei Build Kogyo Co., Ltd.	76,482
12,600		Nissen Holdings Co., Ltd.	79,465
24,000		Nisshinbo Industries, Inc.	233,036
8,500		Nissin Kogyo Co., Ltd.	146,710
6,250		Nitori Co., Ltd.	548,892
15,000		Nitto Seimo Co., Ltd.	21,655
17,100		NOK Corp.	304,115
6,400		Noritsu Koki Co., Ltd.	38,683
5,000		Ohashi Technica, Inc.	36,756
23,000		Onward Kashiyama Co., Ltd.	170,781
9,700		Oriental Land Co., Ltd.	770,807
9,000		Pacific Industrial Co., Ltd.	45,306
1,550		Pal Co., Ltd.	46,275
3,400		Paltac Corp.	55,391
5,000		PanaHome Corp.	32,309
383,300		Panasonic Corp.	4,855,521
3,700		Parco Co., Ltd.	36,754
5,100		Paris Miki Holdings, Inc.	52,260
136		PGM Holdings K K	74,292
3,100	@	PIA Corp.	30,981
3,000		Piolax, Inc.	72,124
51,000		Pioneer Corp.	212,137
2,140		Point, Inc.	89,489
15,000		Press Kogyo Co., Ltd.	63,797
1,500		Renaissance, Inc.	5,233
10,700	@	Renown, Inc.	20,392
7,000		Resort Solution Co., Ltd.	11,145
3,700		Resorttrust, Inc.	50,329
7,200		Right On Co., Ltd.	35,032
5,000		Riken Corp.	20,759
3,800		Ringer Hut Co., Ltd.	46,881
5,500		Rinnai Corp.	364,264
917		Riso Kyoiku Co., Ltd.	45,268
1,600		Roland Corp.	19,024
3,600		Round One Corp.	16,910
6,300		Royal Holdings Co., Ltd.	62,125
4,200		Ryohin Keikaku Co., Ltd.	171,909
12,000	@	Sagami Chain Co., Ltd.	68,519
13,000	@	Sagami Co., Ltd.	15,498
3,500		Saizeriya Co., Ltd.	53,701
19,000		Sakai Ovex Co., Ltd.	31,275
1,700		San Holdings, Inc.	27,184
17,000		Sanden Corp.	71,347
1,000		Sanei-International Co., Ltd.	11,898
4,700		Sangetsu Co., Ltd.	108,946

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
8,500		Sankyo Co., Ltd.	$435,345
17,000		Sankyo Seiko Co., Ltd.	57,996
900		Sanoh Industrial Co., Ltd.	7,483
7,100		Sanrio Co., Ltd.	210,077
696,000	@	Sansui Electric Co., Ltd.	25,102
23,000		Sanyo Shokai Ltd.	70,495
17,900		Scroll Corp.	67,946
34,100		Sega Sammy Holdings, Inc.	591,368
7,000		Seiko Holdings Corp.	24,024
3,700		Seiren Co., Ltd.	25,578
64,000		Sekisui Chemical Co., Ltd.	500,038
105,000		Sekisui House Ltd.	979,878
5,600		Senshukai Co., Ltd.	33,350
151,000	L	Sharp Corp.	1,497,930
14,000		Shikibo Ltd.	16,483
5,500		Shimachu Co., Ltd.	118,862
3,400		Shimamura Co., Ltd.	299,265
12,900		Shimano, Inc.	645,700
3,600		Shimojima Co., Ltd.	44,668
6,300		Shingakukai Co., Ltd.	23,463
5,000		Shinyei Kaisha	8,860
7,000		Shiroki Corp.	23,122
2,300		Shobunsha Publications, Inc.	19,247
16,000		Shochiku Co., Ltd.	115,808
5,100		Showa Corp.	37,767
2,700		Shuei Yobiko Co., Ltd.	11,090
8,500		SK Japan Co., Ltd.	24,192
76		Sky Perfect Jsat Corp.	26,913
188,700		Sony Corp.	6,018,783
37		SRI Sports Ltd.	39,504
600		St. Marc Holdings Co., Ltd.	21,954
23,300		Stanley Electric Co., Ltd.	385,159
5,400		Studio Alice Co., Ltd.	58,032
20,000		Suminoe Textile Co., Ltd.	44,760
16,800		Sumitomo Forestry Co., Ltd.	152,253
18,600		Sumitomo Rubber Industries, Inc.	189,348
70,300		Suzuki Motor Corp.	1,571,250
26,000	@	SxL Corp.	26,330
5,000		T RAD Co., Ltd.	21,400
4,200		Tac Co., Ltd.	16,127
5,700		Tachi-S Co., Ltd.	99,528
39		Tact Home Co., Ltd.	35,586
5,700		Taiho Kogyo Co., Ltd.	50,733
4,400		Takamatsu Construction Group Co., Ltd.	71,081
37,000		Takashimaya Co., Ltd.	236,450
5,700		Takata Corp.	163,100
466		Take And Give Needs Co., Ltd.	33,439
1,000		Takihyo Co., Ltd.	4,636
2,400		Tamron Co., Ltd.	53,763
5,000	@	Tasaki Shinju Co., Ltd.	4,102
800		Taya Co., Ltd.	6,328
2,000		TBK Co., Ltd.	9,735
1,700		Teikoku Piston Ring Co., Ltd.	15,679
8,000		Teikoku Sen-I Co., Ltd.	52,160
23		T-Gaia Corp.	37,843
44,000		Toabo Corp.	36,017
7,000		Toei Co., Ltd.	33,288
21,100		Toho Co., Ltd.	302,363
42,000		Tokai Kanko Co., Ltd.	12,149
8,700		Tokai Rika Co., Ltd.	148,319
1,700		Tokai Rubber Industries, Inc.	20,818
10,000		Tokai Senko KK	10,124
690		Token Corp.	30,477
15,600		Tokyo Broadcasting System, Inc.	183,172
24,000		Tokyo Dome Corp.	47,858
4,000		Tokyo Individualized Educational Institute, Inc.	8,390
3,000		Tokyo Style Co., Ltd.	21,706
5,000		Tokyotokeiba Co., Ltd.	6,506
11,200		Tomy Co., Ltd.	85,036
9,000	@	Tonichi Carlife Group, Inc.	12,950
4,000		Topre Corp.	32,014
1,000		Totenko Co., Ltd.	1,448
1,300		Touei Housing Corp.	14,271
8,000		Tow Co., Ltd.	48,079
19,000		Toyo Tire & Rubber Co., Ltd.	46,661
107,000		Toyobo Co., Ltd.	154,534
10,200		Toyoda Gosei Co., Ltd.	213,067
2,300		Toyota Auto Body Co., Ltd.	38,549
12,800		Toyota Boshoku Corp.	184,268
31,100		Toyota Industries Corp.	941,646
432,500		Toyota Motor Corp.	17,163,449

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
5,700		TS Tech Co., Ltd.	$100,130
19,000	@	Tsukamoto Corp. Co., Ltd.	20,373
63		TV Asahi Corp.	98,264
5,000		Tv Tokyo Holdings Corp.	66,370
2,100		Unipres Corp.	41,964
80,000	@, L	Unitika Ltd.	64,672
4,500		U-Shin Ltd.	34,928
3,980		USS Co., Ltd.	309,771
17,000		Wacoal Holdings Corp.	214,360
2,700		Watabe Wedding Corp.	24,564
3,100		WATAMI Co., Ltd.	49,298
1,300		Xebio Co., Ltd.	23,688
15,140		Yamada Denki Co., Ltd.	1,017,442
26,800		Yamaha Corp.	304,433
51,900	@	Yamaha Motor Co., Ltd.	903,678
29,000		Yamatane Corp.	42,580
7,900		Yamato International, Inc.	36,329
2,400		Yellow Hat Ltd.	22,401
700		Yokohama Reito Co., Ltd.	4,761
38,000		Yokohama Rubber Co., Ltd.	184,040
17,000		Yomiuri Land Co., Ltd.	57,353
2,100		Yorozu Corp.	42,290
60		Yoshinoya D&C Co., Ltd.	72,218
3,100		Zenrin Co., Ltd.	33,033
6,400	L	Zensho Co., Ltd.	63,613
			87,550,302
		Consumer Staples: 6.3%
112,500	L	Aeon Co., Ltd.	1,303,589
3,000	@	Aeon Hokkaido Corp.	11,717
1,900		Ain Pharmaciez, Inc.	66,181
98,000		Ajinomoto Co., Inc.	1,019,627
1,200		Arcs Co., Ltd.	18,200
3,000		Ariake Japan Co., Ltd.	49,529
70,700		Asahi Breweries Ltd.	1,175,458
4,700		Belc Co., Ltd.	53,411
1,600		Cawachi Ltd.	30,618
10,500		CFS Corp.	52,619
4,800		Chubu Shiryo Co., Ltd.	37,083
3,100		Circle K Sunkus Co., Ltd.	47,303
5,800		Coca-Cola Central Japan Co., Ltd.	78,897
10,700		Coca-Cola West Holdings Co., Ltd.	203,834
1,820		Cocokara Fine Holdings, Inc.	38,411
1,700		Cosmos Pharmaceutical Corp.	70,788
3,100		Create SD Holdings	71,921
44		Dr Ci:Labo Co., Ltd.	163,114
2,300		Dydo Drinco, Inc.	89,460
2,200		Echo Trading Co., Ltd.	19,502
3,300		Eco’s Co., Ltd.	17,383
9,000		Ezaki Glico Co., Ltd.	104,458
10,800		FamilyMart Co., Ltd.	405,361
6,800		Fancl Corp.	95,368
7,600		Fuji Oil Co., Ltd.	99,670
3,000		Fujicco Co., Ltd.	37,020
5,000	@	Fujiya Co., Ltd.	8,293
5,400		Harashin Narus Holdings Co., Ltd.	84,950
24,000	@	Hayashikane Sangyo Co., Ltd.	26,844
2,100		Heiwado Co., Ltd.	26,549
4,200		Hokuto Corp.	94,697
9,200		House Foods Corp.	150,384
3,000		Inageya Co., Ltd.	31,717
8,500		Ito En Ltd.	148,000
2,600		Itochu-Shokuhin Co., Ltd.	87,981
28,000		Itoham Foods, Inc.	100,280
12,000		Izumiya Co., Ltd.	53,413
760		Japan Tobacco, Inc.	2,747,693
24,000		J-Oil Mills, Inc.	67,370
11,500		Kagome Co., Ltd.	203,824
94,900	L	Kao Corp.	2,367,955
4,200		Kasumi Co., Ltd.	22,669
2,600		Kato Sangyo Co., Ltd.	44,826
21,200		Kewpie Corp.	255,920
3,500		KEY Coffee, Inc.	61,494
30,000	L	Kikkoman Corp.	282,663
153,000	@	Kirin Brewery Co., Ltd.	2,007,875
1,400		Kirindo Co., Ltd.	6,895
5,200		Kobayashi Pharmaceutical Co., Ltd.	240,986
5,200		Kose Corp.	129,479
21,000	L	Kyodo Shiryo Co., Ltd.	24,715
10,800		Lawson, Inc.	520,560
2,000		Life Corp.	30,005
34,000		Lion Corp.	173,004

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Staples (continued)
1,000		Mandom Corp.	$24,415
10,000		Marudai Food Co., Ltd.	31,479
9,000		Maruetsu, Inc.	32,964
69,000		Maruha Nichiro Holdings, Inc.	101,230
5,500		Matsumotokiyoshi Holdings Co., Ltd.	107,033
6,400		Megmilk Snow Brand Co., Ltd.	97,960
11,500		MEIJI Holdings Co., Ltd.	462,782
1,200		Meito Sangyo Co., Ltd.	15,475
4,000		Mikuni Coca-Cola Bottling Co., Ltd.	35,614
1,160		Milbon Co., Ltd.	32,118
1,000		Ministop Co., Ltd.	16,328
23,000		Mitsui Sugar Co., Ltd.	96,569
21,000		Miyoshi Oil & Fat Co., Ltd.	30,567
19,000		Morinaga & Co., Ltd.	43,839
36,000		Morinaga Milk Industry Co., Ltd.	128,693
17,000		Morozoff Ltd.	55,231
1,000		Nagatanien Co., Ltd.	10,470
2,000		Nakamuraya Co., Ltd.	9,960
5,400		Natori Co., Ltd.	54,114
42,000		Nichirei Corp.	179,487
1,070		Nihon Chouzai Co., Ltd.	36,127
16,000		Nippon Beet Sugar Manufacturing Co., Ltd.	35,789
15,000		Nippon Flour Mills Co., Ltd.	68,614
8,000		Nippon Formula Feed Manufacturing Co., Ltd.	9,422
28,000	L	Nippon Meat Packers, Inc.	353,140
47,700		Nippon Suisan Kaisha Ltd.	132,541
7,000		Nisshin Oillio Group Ltd.	33,094
36,000		Nisshin Seifun Group, Inc.	414,866
13,500	L	Nissin Food Products Co., Ltd.	475,336
26,000		Oenon Holdings, Inc.	59,755
1,500		OIE Sangyo Co., Ltd.	14,272
7,000		Okuwa Co., Ltd.	72,880
2,900		Olympic Corp.	20,386
3,300		Pigeon Corp.	103,152
5,100		Poplar Co., Ltd.	27,604
17,000		Prima Meat Packers Ltd.	20,661
3,000		Rock Field Co., Ltd.	49,426
4,500		Ryoshoku Ltd.	94,479
7,500		S Foods, Inc.	63,174
2,700		Sakata Seed Corp.	39,714
1,000		San-A Co., Ltd.	39,026
57,000		Sapporo Holdings Ltd.	212,699
135,000		Seven & I Holdings Co., Ltd.	3,438,930
60,100	L	Shiseido Co., Ltd.	1,041,005
6,000		Showa Sangyo Co., Ltd.	17,455
600		Sogo Medical Co., Ltd.	15,846
10,000		Starzen Co., Ltd.	29,089
4,700		Sugi Pharmacy Co., Ltd.	109,060
4,500		Sundrug Co., Ltd.	128,166
31,000		Takara Holdings, Inc.	153,158
9,000		Tobu Store Co., Ltd.	26,278
9,000		Toho Co., Ltd./Hyogo	32,865
8,000		Tohto Suisan Co., Ltd.	13,454
7,600		Torigoe Co., Ltd.	66,576
5,000		Toyo Sugar Refining Co., Ltd.	6,264
16,000		Toyo Suisan Kaisha Ltd.	347,407
1,600		Tsuruha Holdings, Inc.	72,713
19,200		Uni-Charm Corp.	698,911
3,400		Unihair Co. Ltd.	39,812
1,400		Universe Co., Ltd.	21,868
20,100		UNY Co., Ltd.	186,529
3,600		Valor Co., Ltd.	35,804
4,400		Warabeya Nichiyo Co., Ltd.	54,875
5,500		Yaizu Suisankagaku Industry Co., Ltd.	53,422
20,300	L	Yakult Honsha Co., Ltd.	519,439
400		Yamaya Corp.	3,514
26,000		Yamazaki Baking Co., Ltd.	302,606
4,000		Yamazawa Co., Ltd.	55,672
1,400		Yaoko Co., Ltd.	43,559
5,000		Yomeishu Seizo Co., Ltd.	47,320
3,500		Yonekyu Corp.	28,584
			26,894,229
		Energy: 1.9%
11,300		AOC Holdings, Inc.	75,576
70,000		Cosmo Oil Co., Ltd.	217,182
40,000	@	Fuji Kosan Co., Ltd.	44,655
3,300		Idemitsu Kosan Co., Ltd.	385,647
384		Inpex Holdings, Inc.	2,905,188
4,500		Itochu Enex Co., Ltd.	25,821
500		Japan Drilling Co., Ltd.	21,035
3,000		Japan Oil Transportation Co., Ltd.	8,334

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Energy (continued)
5,900		Japan Petroleum Exploration Co.	$294,968
390,710		JX Holdings, Inc.	2,625,018
12,000		Kyoei Tanker Co., Ltd.	25,074
8,400		Mitsuuroko Co., Ltd.	53,290
5,600		Modec, Inc.	102,337
6,900		Nippon Gas Co., Ltd.	94,354
6,500		Sala Corp.	30,364
7,000		San-Ai Oil Co., Ltd.	37,419
4,000		Shinko Plantech Co., Ltd.	46,208
30,700		Showa Shell Sekiyu KK	320,222
13,000		Sinanen Co., Ltd.	59,701
51,000		TonenGeneral Sekiyu KK	629,872
20,000		Toyo Kanetsu K K	50,734
			8,052,999
		Financials: 17.7%
52,000		77 Bank Ltd.	261,880
6,670		Acom Co., Ltd.	89,855
11,400		Aeon Credit Service Co., Ltd.	157,223
15,600		Aeon Mall Co., Ltd.	334,535
900		Aichi Bank Ltd.	55,968
11,250	@	Aiful Corp.	14,016
23,000		Akita Bank Ltd.	74,639
38,000		Aomori Bank Ltd.	116,627
129,000		Aozora Bank Ltd.	291,454
31,000		Awa Bank Ltd.	188,234
1,600		Bank of Iwate Ltd.	63,541
62,000		Bank of Kyoto Ltd.	548,736
21,000		Bank of Nagoya Ltd.	67,672
1,900		Bank of Okinawa Ltd.	77,365
20,000		Bank of Saga Ltd.	56,265
213,000		Bank of Yokohama Ltd.	1,012,472
29,200	@	Cedyna Financial Corp.	54,486
5,600		Century Leasing System, Inc.	92,276
122,000		Chiba Bank Ltd.	683,813
8,600	@	Chiba Kogyo Bank Ltd.	49,337
26,000		Chugoku Bank Ltd.	295,008
19,000		Chukyo Bank Ltd.	45,860
575,440		Chuo Mitsui Trust Holdings, Inc.	2,038,581
26,800		Credit Saison Co., Ltd.	432,454
6,400		Daibiru Corp.	55,604
1,326		Dai-ichi Life Insurance Co., Ltd.	1,999,673
7,600		Daiko Clearing Services Corp.	28,206
44,000	@	Daikyo, Inc.	68,061
20,000		Daisan Bank Ltd.	51,666
34,000		Daishi Bank Ltd.	112,434
33,000		Daito Bank Ltd.	21,450
14,900		Daito Trust Construction Co., Ltd.	1,024,901
98,000	L	Daiwa House Industry Co., Ltd.	1,198,808
330,000		Daiwa Securities Group, Inc.	1,515,630
20,000		Ehime Bank Ltd.	56,382
23,000		Eighteenth Bank Ltd.	63,878
30,000		FIDEA Holdings Co., Ltd.	85,684
80	@	Fidec Corp.	10,618
21,000		Fukui Bank Ltd.	65,385
135,000		Fukuoka Financial Group, Inc.	561,196
9,000		Fukushima Bank Ltd.	5,198
2,100		Fuyo General Lease Co., Ltd.	62,564
4,450		Goldcrest Co., Ltd.	87,111
64,000		Gunma Bank Ltd.	339,399
61,000		Hachijuni Bank Ltd.	351,322
35,500		Heiwa Real Estate Co., Ltd.	81,947
21,000		Higashi-Nippon Bank Ltd.	45,536
21,000		Higo Bank Ltd.	117,078
77,000		Hiroshima Bank Ltd.	334,260
7,000		Hitachi Capital Corp.	91,739
36,000		Hokkoku Bank Ltd.	121,595
58,000		Hokkoku Bank Ltd.	132,760
201,000		Hokugin Financial Group, Inc.	391,811
13,300		Hulic Co., Ltd.	115,669
34,000		Hyakugo Bank Ltd.	152,693
26,000		Hyakujushi Bank Ltd.	97,877
4,500		IBJ Leasing Co., Ltd.	108,212
7,200		Ichiyoshi Securities Co., Ltd.	49,008
2,300		Iida Home Max	21,178
6,900		Iwai Securities Co., Ltd.	38,834
33,000		Iyo Bank Ltd.	274,913
17,000		Jaccs Co., Ltd.	45,656
5,000		Jafco Co., Ltd.	128,912
19,000		Japan Asia Investment Co., Ltd.	19,662
11,100		Japan Securities Finance Co., Ltd.	73,331
128,000		Joyo Bank Ltd.	503,096

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Financials (continued)
41,000		Juroku Bank Ltd.	$134,411
16,200		kabu.com Securities Co., Ltd.	55,291
24,000		Kagoshima Bank Ltd.	162,298
47,000		Kansai Urban Banking Corp.	83,370
10,800		Keihanshin Real Estate Co., Ltd.	55,142
23,000	L	Keiyo Bank Ltd.	114,989
315	@	Kenedix, Inc.	63,769
2,700		Kita-Nippon Bank Ltd.	66,151
111,000		Kiyo Holdings, Inc.	154,669
5,000		Kosei Securities Co., Ltd.	4,688
6,400		Kyokuto Securities Co., Ltd.	45,057
47		Land Business Co., Ltd.	8,838
22,600	L	Leopalace21 Corp.	29,585
12,200		Marusan Securities Co., Ltd.	59,629
16,400		Matsui Securities Co., Ltd.	89,213
28,000		Michinoku Bank Ltd.	53,400
9,000		Mie Bank Ltd.	24,213
9,000		Minato Bank Ltd.	16,175
8,000		Mito Securities Co., Ltd.	11,840
232,000		Mitsubishi Estate Co., Ltd.	3,920,581
2,515,900		Mitsubishi UFJ Financial Group, Inc.	11,592,426
7,800		Mitsubishi UFJ Lease & Finance Co., Ltd.	312,881
156,000		Mitsui Fudosan Co., Ltd.	2,564,398
99,111		Mitsui Sumitomo Insurance Group Holdings, Inc.	2,261,671
27,000		Miyazaki Bank Ltd.	64,653
4,056,500	L	Mizuho Financial Group, Inc.	6,693,594
55,000		Mizuho Investors Securities Co., Ltd.	50,933
95,000		Mizuho Securities Co., Ltd.	252,689
257,000		Mizuho Trust & Banking Co., Ltd.	231,905
229		Monex Beans Holdings, Inc.	53,484
3,000		Musashino Bank Ltd.	97,250
22,000		Nagano Bank Ltd.	49,420
28,000		Nanto Bank Ltd.	136,527
53,700	@	NIS Group Co., Ltd.	5,810
101,000		Nishi-Nippon City Bank Ltd.	290,172
3,400		Nisshin Fudosan Co.	17,924
277,600	L	NKSJ Holdings, Inc.	1,812,123
698,600		Nomura Holdings, Inc.	3,611,057
15,500		Nomura Real Estate Holdings, Inc.	234,863
258		NTT Urban Development Corp.	216,283
26,000		Ogaki Kyoritsu Bank Ltd.	85,043
16,000		Oita Bank Ltd.	54,228
19,000		Okasan Securities Group, Inc.	72,230
17,540	L	ORIX Corp.	1,644,084
13,200		Osaka Securities Finance Co., Ltd.	25,301
5,000		Pocket Card Co., Ltd.	15,891
16,550	L	Promise Co., Ltd.	116,049
203,400		Resona Holdings, Inc.	969,493
800		Ricoh Leasing Co., Ltd.	19,511
16,000		San-In Godo Bank Ltd.	119,130
3,100		Sankei Building Co., Ltd.	18,371
38,100		Sapporo Hokuyo Holdings, Inc.	183,114
101,550		Senshu Ikeda Holdings, Inc.	137,799
35,000		Shiga Bank Ltd.	183,633
20,000	L	Shikoku Bank Ltd.	61,176
2,100		Shimizu Bank Ltd.	92,690
186,000		Shinsei Bank Ltd.	219,183
100,000		Shizuoka Bank Ltd.	827,381
6,200		Shoei Co., Ltd./Chiyoda-ku	56,291
4,154		Softbank Investment Corp.	522,248
31,900		Sony Financial Holdings, Inc.	632,086
251,600	L	Sumitomo Mitsui Financial Group, Inc.	7,805,966
2,090		Sumitomo Real Estate Sales	83,616
79,000	L	Sumitomo Realty & Development Co., Ltd.	1,579,708
205	@	Sun Frontier Fudousan Co., Ltd.	21,927
864	L	Suncity Co., Ltd.	17,927
37,000		Suruga Bank Ltd.	328,652
60,600		T&D Holdings, Inc.	1,493,089
5,500		Takara Leben Co., Ltd.	32,240
19,100		TOC Co., Ltd.	75,627
16,000		Tochigi Bank Ltd.	70,785
26,000		Toho Bank Ltd.	70,314
41,000		Tohoku Bank Ltd.	64,997
43,000		Tokai Tokyo Financial Holdings	146,866
126,000		Tokio Marine Holdings, Inc.	3,364,128
7,000		Tokyo Rakutenchi Co., Ltd.	21,897
62,000		Tokyo Tatemono Co., Ltd.	231,623
8,400		Tokyo Tatemono Real Estate Sales Co., Ltd.	24,816
29,000		Tokyo Theatres Co., Inc.	39,416
5,700		Tokyo Tomin Bank Ltd.	73,957
72,000		Tokyu Land Corp.	313,141

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Financials (continued)
4,300		Tokyu Livable, Inc.	$37,736
19,000		Tomato Bank Ltd.	37,023
29,100		TOMONY Holdings, Inc.	107,427
29,000		Tottori Bank Ltd.	59,933
49,000		Towa Bank Ltd.	60,579
10,000		Toyo Securities Co., Ltd.	15,891
9,900		Tsukuba Bank Ltd.	30,124
2,800		Yachiyo Bank Ltd.	95,292
17,000		Yamagata Bank Ltd.	84,706
23,000		Yamaguchi Financial Group, Inc.	213,010
14,000		Yamanashi Chuo Bank Ltd.	67,931
			76,241,882
		Health Care: 6.2%
9,100	L	Alfresa Holdings Corp.	349,358
1,000		As One Corp.	21,185
8,000		ASKA Pharmaceutical Co., Ltd.	71,404
77,500		Astellas Pharma, Inc.	2,870,051
2,900		BML, Inc.	81,789
34,700		Chugai Pharmaceutical Co., Ltd.	596,839
1,600		CMIC Co., Ltd.	26,719
1,200		Create Medic Co., Ltd.	11,838
118,400	L	Daiichi Sankyo Co., Ltd.	2,285,859
23,500		Dainippon Sumitomo Pharma Co., Ltd.	218,718
2,100		Eiken Chemical Co., Ltd.	24,624
43,300	L	Eisai Co., Ltd.	1,554,182
13		EPS Co., Ltd.	30,373
3,700		Falco Biosystems Ltd.	31,170
1,000		Fuso Pharmaceutical Industries Ltd.	2,981
10,700		Hisamitsu Pharmaceutical Co., Inc.	431,365
5,000		Hitachi Medical Corp.	60,463
1,400		Hogy Medical Co., Ltd.	59,926
273	@	I’rom Holdings Co., Ltd.	6,790
4,500		Japan Medical Dynamic Marketing, Inc.	12,054
15,000		Jeol Ltd.	43,683
8,000		Kaken Pharmaceutical Co., Ltd.	95,563
6,400		Kissei Pharmaceutical Co., Ltd.	120,025
8,000		Kyorin Co., Ltd.	136,301
44,000		Kyowa Hakko Kogyo Co., Ltd.	412,824
18		M3, Inc.	109,381
31,400		Mediceo Paltac Holdings Co., Ltd.	277,568
8,700		Miraca Holdings, Inc.	332,983
28,600		Mitsubishi Tanabe Pharma Corp.	463,761
10,000		Mochida Pharmaceutical Co., Ltd.	118,370
3,000		Nagaileben Co., Ltd.	74,667
5,700		Nichii Gakkan Co.	44,907
7,500		Nihon Kohden Corp.	163,385
8,000		Nikkiso Co., Ltd.	67,476
17,000		Nippon Chemiphar Co., Ltd.	54,251
3,000		Nippon Shinyaku Co., Ltd.	38,386
4,700		Nipro Corp.	92,925
4,900		Nissui Pharmaceutical Co., Ltd.	41,558
40,800	L	Olympus Corp.	1,136,207
17,100	L	Ono Pharmaceutical Co., Ltd.	842,546
62,300		Otsuka Holdings Co., Ltd.	1,539,150
1,300		Paramount Bed Co., Ltd.	35,655
19,000		Rohto Pharmaceutical Co., Ltd.	204,066
11,200		Santen Pharmaceutical Co., Ltd.	447,325
2,100		Sawai Pharmaceutical Co., Ltd.	181,245
7,600		Seikagaku Corp.	95,154
7,800		Shin Nippon Biomedical Laboratories Ltd.	31,991
51,800		Shionogi & Co., Ltd.	883,732
8,000		Ship Healthcare Holdings, Inc.	100,747
14,200		Suzuken Co., Ltd.	374,372
12,300		Sysmex Corp.	435,003
3,300		Taiko Pharmaceutical Co., Ltd.	35,561
28,000		Taisho Pharmaceutical Co., Ltd.	605,895
131,800		Takeda Pharmaceutical Co., Ltd.	6,149,213
26,500		Terumo Corp.	1,396,206
7,100		Toho Pharmaceutical Co., Ltd.	77,564
4,000		Torii Pharmaceutical Co., Ltd.	79,698
1,700		Towa Pharmaceutical Co., Ltd.	85,987
10,000		Tsumura & Co.	313,996
9,700		Vital KSK Holdings, Inc.	78,706
7,000		Wakamoto Pharmaceutical Co., Ltd.	21,554
3,000		ZERIA Pharmaceutical Co., Ltd.	35,999
			26,623,274
		Industrials: 24.0%
5,000	@	A&A Material Corp.	5,947
2,700		Advan Co., Ltd.	22,358
12,000	@	Advanex, Inc.	11,241
3,400		Aeon Delight Co., Ltd.	56,867

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
7,900		Aica Kogyo Co., Ltd.	$103,484
4,400		Aichi Corp.	20,158
1,900		Aida Engineering Ltd.	8,523
11,400		Airport Facilities Co., Ltd.	49,351
2,000		Airtech Japan Ltd.	9,521
445,000	L	All Nippon Airways Co., Ltd.	1,327,443
51,000		Amada Co., Ltd.	425,895
12,200		Amano Corp.	116,935
6,000		Anest Iwata Corp.	32,151
11,100	@	Arrk Corp.	14,051
3,300	L	Art Corp.	71,597
3,000		Asahi Diamond Industrial Co., Ltd.	57,525
173,000		Asahi Glass Co., Ltd.	2,176,572
5,000		Asahi Holdings, Inc.	101,729
5,600		Asahi Kogyosha Co., Ltd.	25,177
12,000		Asanuma Corp.	14,956
2,500		Asunaro Aoki Construction Co., Ltd.	14,287
3,000		Bando Chemical Industries Ltd.	13,947
7,000		Bunka Shutter Co., Ltd.	21,543
347,900	@	C&I Holdings	12,494
30,000		Central Glass Co., Ltd.	121,088
294		Central Japan Railway Co.	2,330,591
1,400		Central Security Patrols Co., Ltd.	13,991
28,000	L	Chiyoda Corp.	256,440
1,900		Chiyoda Integre Co., Ltd.	27,654
5,900		Chudenko Corp.	75,122
9,000		Chugai Ro Co., Ltd.	39,985
7,000		CKD Corp.	70,068
16,100		COMSYS Holdings Corp.	162,729
5,800		Cosel Co., Ltd.	89,496
5,900		CTI Engineering Co., Ltd.	40,051
102,000		Dai Nippon Printing Co., Ltd.	1,242,195
10,000		Dai-Dan Co., Ltd.	61,188
6,000		Daido Kogyo Co., Ltd.	12,021
12,000		Daifuku Co., Ltd.	87,188
16,000		Daihen Corp.	67,199
21,000		Daiho Corp.	32,293
27,000		Daiichi Chuo KK	53,547
12,000		Daiichi Jitsugyo Co., Ltd.	47,869
36,900		Daikin Industries Ltd.	1,103,823
500		Daiohs Corp.	3,073
1,400		Daiseki Co., Ltd.	27,361
5,000	@	Daisue Construction Co., Ltd.	4,922
9,000	@	Danto Holdings Corp.	10,606
1,600		Denyo Co., Ltd.	23,456
3,000	@	Dijet Industrial Co., Ltd.	4,894
17		Dream Incubator, Inc.	12,682
10,800		Duskin Co., Ltd.	200,333
58,000		East Japan Railway Co.	3,220,681
58,000		Ebara Corp.	309,424
400		Ebara Jitsugyo Co., Ltd.	5,960
33,000	@	Enshu Ltd.	40,453
35,000		Fanuc Ltd.	5,290,493
28,500		Fudo Tetra Corp.	62,009
73,000		Fuji Electric Holdings Co., Ltd.	230,504
56,000		Fujikura Ltd.	271,252
21,000		Fujitec Co., Ltd.	111,367
1,700		Fukushima Industries Corp.	20,449
17,000		Fukuyama Transporting Co., Ltd.	82,552
105	@	FULLCAST Holdings Co., Ltd.	28,875
10,200		Funai Consulting Co., Ltd.	65,374
16,000		Furukawa Co., Ltd.	16,539
106,000		Furukawa Electric Co., Ltd.	428,461
5,100		Futaba Corp.	98,199
2,600		Gakujo Co., Ltd.	9,518
8,600		Glory Ltd.	189,901
62,000		GS Yuasa Corp.	412,786
400		Hamakyorex Co., Ltd.	11,531
219,000		Hankyu Hanshin Holdings, Inc.	1,010,722
24,000		Hanwa Co., Ltd.	106,203
39,600		Hazama Corp.	60,956
2,100		Helios Techno Holdings Co., Ltd.	5,184
2,900		Hibiya Engineering Ltd.	28,475
40,000	@	Hino Motors Ltd.	195,741
2,600		Hirakawa Hewtech Corp.	21,067
5,000		Hisaka Works Ltd.	60,796
20,000		Hitachi Cable Ltd.	51,501
17,000		Hitachi Construction Machinery Co., Ltd.	425,582
800		Hitachi Tool Engineering Ltd.	8,763
7,200		Hitachi Transport System Ltd.	101,178
118,000		Hitachi Zosen Corp.	166,273

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
5,600		Hoshizaki Electric Co., Ltd.	$101,790
8,000		Hosokawa Micron Corp.	36,977
24,000		Howa Machinery Ltd.	25,885
9,000		Ichinen Holdings Co., Ltd.	44,447
1,000		Idec Corp.	10,147
5,100		Iino Kaiun Kaisha Ltd.	27,860
2,800		Inaba Denki Sangyo Co., Ltd.	79,518
7,300		Inaba Seisakusho Co., Ltd.	81,763
4,900		Inabata & Co., Ltd.	30,028
7,300		Inui Steamship Co., Ltd.	43,492
22,000		Iseki & Co., Ltd.	50,620
3,000		Ishii Iron Works Co., Ltd.	7,127
7,000	@	Ishikawa Seisakusho Ltd.	6,029
234,000		Ishikawajima - Harima Heavy Industries Co., Ltd.	570,334
231,700		Itochu Corp.	2,424,709
1,200		Itoki Corp.	2,830
13,000		Iwasaki Electric Co., Ltd.	25,618
20,000		Iwatani International Corp.	66,535
700		Jalux, Inc.	6,872
10,200		Japan Airport Terminal Co., Ltd.	128,713
23,000		Japan Pulp & Paper Co., Ltd.	86,518
56,000	L	Japan Steel Works Ltd.	438,312
12,000		Japan Transcity Corp.	43,098
19,000		JFE Shoji Holdings, Inc.	82,545
38,000		JGC Corp.	886,777
7,100		JK Holdings Co., Ltd.	40,898
41,150		JS Group Corp.	1,067,176
36,900		JTEKT Corp.	480,708
9,000		Juki Corp.	20,218
178,000		Kajima Corp.	497,662
34,000		Kamigumi Co., Ltd.	290,150
3,000		Kanaden Corp.	18,580
9,000		Kanagawa Chuo Kotsu Co., Ltd.	46,105
5,000		Kandenko Co., Ltd.	28,188
23,000	@	Kanematsu Corp.	22,924
11,800	@	Kanematsu-NNK Corp.	26,754
2,600		Katakura Industries Co., Ltd.	24,903
19,000		Kato Works Co., Ltd.	56,363
2,400		Kawada Technologies, Inc.	47,568
255,000	L	Kawasaki Heavy Industries Ltd.	1,123,188
107,000		Kawasaki Kisen Kaisha Ltd.	395,335
79,000		Keihan Electric Railway Co., Ltd.	331,659
88,000	L	Keihin Electric Express Railway Co., Ltd.	633,663
90,000		Keio Corp.	537,817
51,000		Keisei Electric Railway Co., Ltd.	292,176
7,200		Kimura Chemical Plants Co., Ltd.	41,819
700		Kimura Unity Co., Ltd.	5,904
28,000		Kinden Corp.	255,649
4,700		King Jim Co., Ltd.	36,022
12,000		Kinki Sharyo Co., Ltd.	52,293
309,000	L	Kintetsu Corp.	992,437
3,300		Kintetsu World Express, Inc.	103,168
10,000		Kitagawa Iron Works Co., Ltd.	20,092
12,000		Kitano Construction Corp.	31,047
6,000		Kitazawa Sangyo Co., Ltd.	11,839
7,300		Kitz Corp.	35,171
13,300		Kokuyo Co., Ltd.	101,819
14,950		Komai Tekko, Inc.	42,636
167,800		Komatsu Ltd.	5,692,723
3,700		Komatsu Wall Industry Co., Ltd.	36,931
1,300		Komori Corp.	12,104
3,400	@	Kosaido Co., Ltd.	4,368
3,100		KRS Corp.	31,888
142,000		Kubota Corp.	1,336,227
23,000	@	Kumagai Gumi Co., Ltd.	27,126
18,200	L	Kurita Water Industries Ltd.	538,028
1,700		Kuroda Electric Co., Ltd.	21,166
5,000		Kyodo Printing Co., Ltd.	11,427
5,000		Kyoei Sangyo Co., Ltd./Tokyo	9,499
1,300		Kyokuto Kaihatsu Kogyo Co., Ltd.	6,652
12,700		Kyowa Exeo Corp.	127,096
10,000		Kyudenko Corp.	63,735
4,800		Mabuchi Motor Co., Ltd.	228,601
14,000		Maeda Corp.	45,845
8,000		Maeda Road Construction Co., Ltd.	81,793
5,000	@	Maezawa Industries, Inc.	16,464
2,600		Maezawa Kasei Industries Co., Ltd.	26,553
2,400		Maezawa Kyuso Industries Co., Ltd.	33,535
14,000	@	Makino Milling Machine Co.	118,799
21,300		Makita Corp.	990,806
295,000		Marubeni Corp.	2,120,104

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
3,400		Maruwn Corp.	$8,852
10,000		Maruyama Manufacturing Co., Inc.	20,895
20,000		Maruzen Showa Unyu Co., Ltd.	69,884
1,600		Matsuda Sangyo Co., Ltd.	24,268
5,000		Matsui Construction Co., Ltd.	21,563
3,000		Max Co., Ltd.	37,030
37,000	L	Meidensha Corp.	164,743
2,100		Meitec Corp.	41,992
4,400		Meito Transportation Co., Ltd.	34,796
9,400		Meiwa Corp.	29,505
54,000		Minebea Co., Ltd.	298,031
15,310		Mirait Holdings Corp.	124,149
9,900		MISUMI Group, Inc.	245,970
265,600	L	Mitsubishi Corp.	7,364,668
339,000		Mitsubishi Electric Corp.	3,989,548
564,000		Mitsubishi Heavy Industries Ltd.	2,591,449
19,000		Mitsubishi Kakoki Kaisha Ltd.	43,357
24,000		Mitsubishi Logistics Corp.	268,753
1,500		Mitsubishi Pencil Co., Ltd.	23,841
7,000		Mitsuboshi Belting Co., Ltd.	38,330
286,300	L	Mitsui & Co., Ltd.	5,125,878
141,000	L	Mitsui Engineering & Shipbuilding Co., Ltd.	337,915
29,000		Mitsui Matsushima Co., Ltd.	67,509
165,000		Mitsui OSK Lines Ltd.	951,416
5,000		Mitsui-Soko Co., Ltd.	19,469
13,000		Mitsumura Printing Co., Ltd.	43,809
5,100		Miura Co., Ltd.	152,797
2,700		Miyachi Corp.	23,254
5,000	@	Miyaji Engineering Group, Inc.	6,763
3,400	@	Miyakoshi Corp.	11,029
1,000		MonotaRO Co., Ltd.	11,744
19,800		Mori Seiki Co., Ltd.	237,389
9,000		Morita Holdings Corp.	58,800
2,450		Moshi Moshi Hotline, Inc.	45,750
14,600		Nabtesco Corp.	365,673
2,600		NAC Co., Ltd.	45,754
31,000		Nachi-Fujikoshi Corp.	175,801
16,000		Nagase & Co., Ltd.	190,619
126,000	L	Nagoya Railroad Co., Ltd.	340,951
1,500		Nakano Corp.	4,224
75,000	L	Nankai Electric Railway Co., Ltd.	299,521
7,100		NEC Networks & System Integration Corp.	90,220
43,000		NGK Insulators Ltd.	768,380
10,000		Nichias Corp.	62,513
1,700		Nichiden Corp.	50,605
1,000		Nichiha Corp.	9,498
14,000		Nichireki Co., Ltd.	69,082
16,700	L	Nidec Corp.	1,446,390
13		Nihon M&A Center, Inc.	69,456
1,300		Nihon Trim Co., Ltd.	31,797
5,000		Nikko Co., Ltd.	21,539
8,000		Nippo Corp.	63,985
20,000		Nippon Carbon Co., Ltd.	47,813
56,300		Nippon Conveyor Co., Ltd.	61,915
6,000		Nippon Densetsu Kogyo Co., Ltd.	63,796
130,000		Nippon Express Co., Ltd.	498,677
1,400		Nippon Filcon Co., Ltd./Tokyo	7,142
3,400		Nippon Kanzai Co., Ltd.	58,775
14,000		Nippon Koei Co., Ltd.	50,740
12,000		Nippon Konpo Unyu Soko Co., Ltd.	134,023
2,200		Nippon Kucho Service Co., Ltd.	19,619
1,000		Nippon Road Co., Ltd.	3,294
1,000		Nippon Seisen Co., Ltd.	5,499
9,000		Nippon Sharyo Ltd.	40,997
156,000		Nippon Sheet Glass Co., Ltd.	450,270
6,000		Nippon Steel Trading Co., Ltd.	18,010
6,000		Nippon Thompson Co., Ltd.	47,757
283,880		Nippon Yusen KK	1,110,629
10,000		Nippon Yusoki Co., Ltd.	26,207
63,000		Nishimatsu Construction Co., Ltd.	99,722
49,000		Nishi-Nippon Railroad Co., Ltd.	210,900
7,200		Nissei Plastic Industrial Co., Ltd.	24,682
4,900		Nissha Printing Co., Ltd.	105,690
21,000		Nissin Corp.	56,555
3,000		Nissin Electric Co., Ltd.	24,837
3,600		Nitta Corp.	64,673
16,000		Nitto Boseki Co., Ltd.	37,444
4,000		Nitto Kogyo Corp.	46,223
700		Nitto Kohki Co., Ltd.	17,799
7,000		Nitto Seiko Co., Ltd.	22,752
12,000		Nomura Co., Ltd.	35,163

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
3,000		Noritake Co., Ltd.	$12,745
5,400		Noritz Corp.	95,378
21,000		NS United Kaiun Kaisha Ltd.	44,739
75,000		NSK Ltd.	646,995
82,000		NTN Corp.	393,418
1,500		Obara Corp.	18,908
113,000		Obayashi Corp.	501,115
3,000		Obayashi Road Corp.	8,588
109,000	L	Odakyu Electric Railway Co., Ltd.	918,977
1,300		Oiles Corp.	24,943
13,000		Okamura Corp.	73,237
17,000	@	OKK Corp.	22,475
27,000		Okuma Corp.	221,371
19,000		Okumura Corp.	79,436
2,400		Onoken Co., Ltd.	22,573
8,000		Organo Corp.	57,748
8,900		OSG Corp.	128,585
4,200		Oyo Corp.	40,886
10,900		Park24 Co., Ltd.	105,869
5,000		Pasco Corp.	18,884
68		Pasona Group, Inc.	58,111
6,500		Pegasus Sewing Machine Manufacturing Co., Ltd.	21,761
14,500		Penta-Ocean Construction Co., Ltd.	36,032
21		Pilot Corp.	38,571
6,900		Pronexus, Inc.	34,268
3,400	@	PS Mitsubishi Construction Co., Ltd.	14,702
7,100		Raito Kogyo Co., Ltd.	26,520
30,000	@	Rasa Industries Ltd.	46,461
7,200		Rheon Automatic Machinery Co., Ltd.	17,117
7,000		Ryobi Ltd.	28,085
15,000		Sakai Heavy Industries Ltd.	32,546
2,000		Sakai Moving Service Co., Ltd.	38,810
26,000	@	Sakurada Co., Ltd.	9,345
7,700	@	Sanix, Inc.	21,410
5,000		Sanki Engineering Co., Ltd.	31,445
17,000		Sanko Metal Industrial Co., Ltd.	50,760
37,000		Sankyu, Inc.	177,251
31,000		Sanwa Shutter Corp.	104,319
22,000		Sasebo Heavy Industries Co., Ltd.	44,965
13,000	@	Sata Construction Co., Ltd.	14,684
1,200		Sato Corp.	15,895
3,000		Sato Shoji Corp.	18,226
1,000		Sawafuji Electric Co., Ltd.	3,676
36,700	L	Secom Co., Ltd.	1,706,481
3,000		Seibu Electric Industry Co., Ltd.	13,349
6,000		Seika Corp.	16,387
70,000	@	Seikitokyu Kogyo Co., Ltd.	74,800
17,000		Seino Holdings Co., Ltd.	128,425
3,000		Sekisui Jushi Corp.	30,985
15,000		Senko Co., Ltd.	48,593
14,000		Shibusawa Warehouse Co., Ltd.	46,170
6,200		Shibuya Kogyo Co., Ltd.	63,945
3,500		Shima Seiki Manufacturing Ltd.	90,403
106,000	L	Shimizu Corp.	470,101
3,100		Shin Nippon Air Technologies Co., Ltd.	16,057
9,000		Shin-Keisei Electric Railway Co., Ltd.	37,329
1,000		Shin-Kobe Electric Machinery Co., Ltd.	13,524
5,000		Shinmaywa Industries Ltd.	21,121
14,800		Shinnihon Corp.	50,700
16,000		Shinsho Corp.	40,945
1,700		Shinwa Co., Ltd./Nagoya	19,871
2,900		SHO-BOND Holdings Co., Ltd.	77,340
15,000		Sinfonia Technology Co.	45,515
3,700		Sintokogio Ltd.	38,895
10,100		SMC Corp.	1,662,388
2,000		Soda Nikka Co., Ltd.	8,827
11,500		Sohgo Security Services Co., Ltd.	125,002
210,100		Sojitz Corp.	417,880
59,000		Sotetsu Holdings, Inc.	163,950
10,000		Subaru Enterprise Co., Ltd.	29,102
3,300		Sugimoto & Co., Ltd.	31,885
10,000		Sumikin Bussan Corp.	23,719
36,900	@	Sumiseki Holdings, Inc.	58,486
182,800	L	Sumitomo Corp.	2,612,437
1,900		Sumitomo Densetsu Co., Ltd.	8,967
124,400		Sumitomo Electric Industries Ltd.	1,722,834
93,700		Sumitomo Heavy Industries	610,337
18,300	@	Sumitomo Mitsui Construction Co., Ltd.	23,745
8,000		Sumitomo Precision Products	55,669
19,000		Sumitomo Warehouse Co., Ltd.	91,847
20,000	@	SWCC Showa Holdings Co., Ltd.	25,060

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
14,000		Tadano Ltd.	$89,150
1,000		Taihei Dengyo Kaisha Ltd.	8,450
12,000		Taihei Kogyo Co., Ltd.	58,812
38,000		Taiheiyo Kouhatsu, Inc.	36,967
700		Taikisha Ltd.	13,307
169,500		Taisei Corp.	417,354
700		Takano Co., Ltd.	4,728
7,000		Takaoka Electric Manufacturing Co., Ltd.	30,972
6,800		Takara Printing Co., Ltd.	54,689
13,000		Takara Standard Co., Ltd.	104,279
5,900		Takasago Thermal Engineering Co., Ltd.	52,271
21,000		Takashima & Co., Ltd.	45,537
13,000	@	Takuma Co., Ltd.	44,200
1,500		Tanaka Co., Ltd./Tokyo	7,255
1,000		Tatsuta Electric Wire and Cable Co., Ltd.	4,309
800		Teikoku Electric Manufacturing Co., Ltd.	14,854
8,000	@	Tekken Corp.	12,201
3,100		Temp Holdings Co., Ltd.	27,820
21,500		THK Co., Ltd.	538,725
10,000		Toa Corp.	19,946
17,000		TOA Road Corp.	39,574
35,000	@, L	Tobishima Corp.	15,119
148,000		Tobu Railway Co., Ltd.	604,667
3,300		Tocalo Co., Ltd.	59,466
41,000		Toda Corp.	161,710
10,000		Toenec Corp.	59,219
3,000		Tokyo Energy & Systems, Inc.	19,747
15,000		TOKYO KEIKI INC.	21,717
500		Tokyu Community Corp.	14,260
5,830		Tokyu Construction Co., Ltd.	17,244
189,000		Tokyu Corp.	783,987
21,000		Toli Corp.	50,320
3,100		Tomoe Corp.	12,965
17,000		Tonami Holdings Co., Ltd.	33,627
9,100		Toppan Forms Co., Ltd.	79,185
90,000	@, L	Toppan Printing Co., Ltd.	710,053
5,600		Torishima Pump Manufacturing Co., Ltd.	83,199
8,000		Toshiba Machine Co., Ltd.	43,196
1,000		Toshiba Plant Systems & Services Corp.	11,288
24,000		Tosho Printing Co., Ltd.	36,778
3,000		Totetsu Kogyo Co., Ltd.	27,987
50,000		Toto Ltd.	401,676
12,500	@	Totoku Electric Co., Ltd.	16,816
78,000		Toyo Construction Co., Ltd.	93,769
3,000		Toyo Electric Manufacturing Co., Ltd.	14,265
24,000		Toyo Engineering Corp.	92,426
7,000		Toyo Logistics Co., Ltd.	15,666
900		Toyo Tanso Co., Ltd.	48,806
5,000		Toyo Wharf & Warehouse Co., Ltd.	7,988
37,700		Toyota Tsusho Corp.	621,501
1,900		Trusco Nakayama Corp.	34,095
21,000		Tsubakimoto Chain Co.	107,908
6,000		Tsubakimoto Kogyo Co., Ltd.	15,272
6,000	@	Tsudakoma Corp.	15,488
7,000		Tsugami Corp.	48,843
7,000		Tsukishima Kikai Co., Ltd.	66,881
3,000		Tsurumi Manufacturing Co., Ltd.	22,691
6,000		Uchida Yoko Co., Ltd.	19,098
7,100		Ueki Corp.	19,078
1,300		Union Tool Co.	30,879
19,700		Ushio, Inc.	385,288
6,200		Utoc Corp.	17,221
69,000	@	Wakachiku Construction Co., Ltd.	107,514
3,100		Weathernews, Inc.	67,974
320		West Japan Railway Co.	1,233,636
4,800		Yahagi Construction Co., Ltd.	26,842
3,600		YAMABIKO Corp.	43,547
5,000		Yamato Corp.	19,252
68,000		Yamato Holdings Co., Ltd.	1,054,239
6,500		Yamazen Corp.	37,937
5,500		Yasuda Warehouse Co., Ltd.	32,437
8,000		Yondenko Corp.	36,047
21,000		Yuasa Trading Co., Ltd.	26,455
7,000		Yuken Kogyo Co., Ltd.	14,646
3,000		Yurtec Corp.	18,069
1,900		Yusen Air & Sea Service Co., Ltd.	29,661
1,600		Yushin Precision Equipment Co., Ltd.	29,224
			103,108,258
		Information Technology: 13.8%
3,300		A&D Co., Ltd.	10,972
23,500	L	Advantest Corp.	423,116

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technologys (continued)
1,300		Agrex, Inc.	$12,465
15,400		Ai Holdings Corp.	63,011
3,000		Aichi Tokei Denki Co., Ltd.	10,375
3,700		Aiphone Co., Ltd.	62,040
2,800		Alpha Systems, Inc.	44,734
27,600		Alps Electric Co., Ltd.	264,647
1,000		Anritsu Corp.	7,605
800		Argo Graphics, Inc.	10,540
1,700		Arisawa Manufacturing Co., Ltd.	9,171
3,000		Asahi Net, Inc.	11,450
2,125		Axell Corp.	49,796
43,500	@	Brother Industries Ltd.	638,722
6,400		CAC Corp.	53,115
2,100		Canon Electronics, Inc.	57,514
208,766		Canon, Inc.	8,978,977
4,500		Capcom Co., Ltd.	85,958
36,700		Citizen Watch Co., Ltd.	211,361
3,800		CMK Corp.	16,669
1,000		Computer Engineering & Consulting Ltd.	5,213
5,000		Computer Institute of Japan Ltd.	16,364
3,100		Cresco Ltd.	21,342
3,300	@	CSK Corp.	10,054
99		Cybernet Systems Co., Ltd.	26,147
56		Cybozu, Inc.	11,979
41,000	L	Dainippon Screen Manufacturing Co., Ltd.	429,244
1,900		Daito Electron Co., Ltd.	13,003
24,000		Daiwabo Holdings Co., Ltd.	49,520
3,000		Denki Kogyo Co., Ltd.	16,321
3,800		Disco Corp.	259,385
1,400		DTS Corp.	13,902
14		Dwango Co., Ltd.	35,532
207		eAccess Ltd.	113,642
2,100		Eizo Nanao Corp.	49,788
700		Elematec Corp.	9,390
31,800	@, L	Elpida Memory, Inc.	408,951
3,000		Enplas Corp.	39,544
1,000		ESPEC Corp.	8,340
1,200		Excel Co., Ltd.	15,130
294		Faith, Inc.	38,339
75,200		Fuji Photo Film Co., Ltd.	2,330,843
400		Fuji Soft, Inc.	6,438
324,000		Fujitsu Ltd.	1,830,941
111		Future Architect, Inc.	44,934
3,800		GMO internet, Inc.	17,523
20		GMO Payment Gateway, Inc.	72,805
4,000	L	Gourmet Navigator, Inc.	51,762
7,800		Gree, Inc.	130,708
10,700		Hamamatsu Photonics KK	424,130
2,300		Hioki EE Corp.	45,867
5,100		Hirose Electric Co., Ltd.	549,049
1,300		Hitachi Business Solution Co., Ltd.	11,494
9,800		Hitachi High-Technologies Corp.	195,354
9,000		Hitachi Kokusai Electric, Inc.	71,426
755,146		Hitachi Ltd.	3,930,972
6,000		Hochiki Corp.	30,795
24,000		Hokuriku Electric Industry Co., Ltd.	53,888
5,500		Horiba Ltd.	161,381
8,700		Hosiden Corp.	88,706
77,200		Hoya Corp.	1,761,778
21,000		Ibiden Co., Ltd.	664,603
2,800		Icom, Inc.	82,409
40,000	@	Ikegami Tsushinki Co., Ltd.	39,011
7,600		Ines Corp.	53,198
1,400		I-Net Corp.	7,775
2,900		Information Services International-Dentsu Ltd.	20,266
26		Internet Initiative Japan, Inc.	77,659
10,000		IT Holdings Corp.	104,480
10,500		Itfor, Inc.	33,076
2,600		Itochu Techno-Solutions Corp.	84,072
21,000		Iwatsu Electric Co., Ltd.	24,244
7,000		Japan Aviation Electronics Industry Ltd.	48,688
6,500		Japan Cash Machine Co., Ltd.	55,292
3,700		Japan Digital Laboratory Co.	43,707
3,000		Japan Radio Co., Ltd.	8,178
6,100		Jastec Co., Ltd.	35,544
4,200		JBCC Holdings, Inc.	26,663
5,900		JBIS Holdings, Inc.	20,158
1,000		Kaga Electronics Co., Ltd.	11,778
23		Kakaku.com, Inc.	127,999
7,300		Keyence Corp.	1,863,560
1,900		Koa Corp.	21,423

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technologys (continued)
15,323		Konami Corp.	$283,128
90,000		Konica Minolta Holdings, Inc.	756,367
27,900		Kyocera Corp.	2,827,596
900		Macnica, Inc.	22,230
5,100		Macromill, Inc.	64,401
2,900		Marubun Corp.	14,607
1,500		Maruwa Co., Ltd./Aichi	48,624
7,600		Maspro Denkoh Corp.	76,275
3,800		Megachips Corp.	67,991
1,700		Melco Holdings, Inc.	55,042
2,900		Mimasu Semiconductor Industry Co., Ltd.	31,142
900		Mitsui High-Tec, Inc.	4,761
12,900		Mitsumi Electric Co., Ltd.	171,827
34,900		Murata Manufacturing Co., Ltd.	2,523,721
8,200		Mutoh Holdings Co., Ltd.	19,086
4,000		Nagano Keiki Co., Ltd.	35,502
437,000		NEC Corp.	949,427
1,900		NEC Fielding Ltd.	58,164
72		Net One systems Co., Ltd.	107,833
6,000		New Japan Radio Co., Ltd.	16,898
7,500		Nichicon Corp.	106,230
7,300		Nidec Copal Electronics Corp.	53,880
7,000		Nidec Sankyo Corp.	49,664
2,400		Nihon Dempa Kogyo Co., Ltd.	38,043
1,200		Nihon Unisys Ltd.	7,883
19,200	L	Nintendo Co., Ltd.	5,220,669
3,600		Nippon Ceramic Co., Ltd.	73,578
17,000		Nippon Chemi-Con Corp.	84,929
70,000		Nippon Electric Glass Co., Ltd.	992,066
700		Nippon Systemware Co., Ltd.	2,809
7,000		Nohmi Bosai Ltd.	44,946
15,400		Nomura Research Institute Ltd.	340,168
2,700		NSD CO., Ltd.	26,987
231		NTT Data Corp.	713,290
500		OBIC Business Consultants Ltd.	30,686
990		Obic Co., Ltd.	188,679
600		Okaya Electric Industries Co., Ltd.	3,796
87,000	@	Oki Electric Industry Ltd.	69,091
35,200		Omron Corp.	990,965
1,000		Optex Co., Ltd.	14,217
4,900		Oracle Corp. Japan	204,228
3,000		Osaki Electric Co., Ltd.	27,553
2,000		Otsuka Corp.	128,712
400		Panasonic Electric Works Information systems Co., Ltd.	10,068
2,400	@	Pixela Corp.	6,821
10,400	@	Renesas Electronics Corp.	88,941
101,000		Ricoh Co., Ltd.	1,189,173
2,900		Riso Kagaku Corp.	50,496
16,800		Rohm Co., Ltd.	1,055,591
3,600		Roland DG Corp.	51,990
4,200		Ryosan Co., Ltd.	101,219
3,300		Ryoyo Electro Corp.	34,206
13,000		Sanken Electric Co., Ltd.	76,726
3,000		Sanshin Electronics Co., Ltd.	25,374
6,900		Satori Electric Co., Ltd.	43,731
8,000		Saxa Holdings, Inc.	13,864
22,900		Seiko Epson Corp.	367,426
41,000		Shimadzu Corp.	364,080
8,000		Shindengen Electric Manufacturing Co., Ltd.	35,816
1,600		Shinkawa Ltd.	16,722
6,900		Shinko Electric Industries	70,781
4,200		Shinko Shoji Co., Ltd.	36,859
2,000		Siix Corp.	27,729
53		Simplex Technology, Inc.	22,547
13,000		SMK Corp.	60,431
37	@	Softbrain Co., Ltd.	4,552
19		So-net Entertainment Corp.	67,507
6,900		Soshin Electric Co., Ltd.	43,079
70	@	Sourcenext Corp.	14,097
6,800		Square Enix Co., Ltd.	118,121
3,600		Star Micronics Co., Ltd.	39,952
22,400		Sumco Corp.	450,478
4,400		Sumisho Computer Systems Corp.	61,344
500		Sun-Wa Technos Corp.	4,313
700		Suzuden Corp.	4,081
28		SystemPro Co., Ltd.	29,462
3,700		Tachibana Eletech Co., Ltd.	36,239
16,000		Taiyo Yuden Co., Ltd.	214,307
9,000		Tamura Corp.	23,571
400		TDC Software Engineering, Inc.	3,367
19,000		TDK Corp.	1,123,678

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technologys (continued)
41,000	@	Teac Corp.	$18,730
9,400		TECMO KOEI HOLDINGS CO., Ltd.	76,300
2,700		TKC Corp.	55,030
10,000	@	Toko, Inc.	19,344
1,000		Tokyo Denpa Co., Ltd.	6,442
26,500		Tokyo Electron Ltd.	1,461,037
6,200		Tokyo Seimitsu Co., Ltd.	111,209
200		Tomen Devices Corp.	5,119
4,000		Tomen Electronics Corp.	55,169
10,500		Topcon Corp.	55,684
664,000		Toshiba Corp.	3,246,696
21,000		Toshiba Tec Corp.	93,516
800		Toukei Computer Co., Ltd.	10,565
9,900		Towa Corp.	71,511
6,200		Toyo Corp./Chuo-ku	57,410
3,000		Trans Cosmos, Inc.	27,029
14,700		Trend Micro, Inc.	391,486
1,600		UKC Holdings Corp.	20,394
6,800		Ulvac, Inc.	160,901
6,000	@	Uniden Corp.	24,143
81		Wacom Co., Ltd.	99,449
5,100		Y.A.C. Co., Ltd.	43,217
2,474		Yahoo! Japan Corp.	883,478
2,100		Yamaichi Electronics Co., Ltd.	6,858
5,800		Yamatake Corp.	142,070
40,000	L	Yaskawa Electric Corp.	474,131
35,600		Yokogawa Electric Corp.	271,559
2,700		Yokowo Co., Ltd.	20,513
			59,323,365
		Materials: 9.3%
17,000		Achilles Corp.	25,388
12,600		ADEKA Corp.	122,981
10,000		Aichi Steel Corp.	60,418
24,000		Air Water, Inc.	292,286
17,000		Araya Industrial Co., Ltd.	28,002
205,000	L	Asahi Kasei Corp.	1,380,687
17,000		Asahi Organic Chemicals Industry Co., Ltd.	47,274
12,000		Chuetsu Pulp & Paper Co., Ltd.	21,648
6,000		Chugoku Marine Paints Ltd.	50,307
14,000		Chugokukogyo Co., Ltd.	19,727
38,000		Dai Nippon Toryo Co., Ltd.	50,694
47,000		Daicel Chemical Industries Ltd.	290,097
62,000		Daido Steel Co., Ltd.	352,996
7,000		Dai-Ichi Kogyo Seiyaku Co., Ltd.	21,972
16,000		Daiken Corp.	58,943
9,000		Daiki Aluminium Industry Co., Ltd.	28,185
3,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	14,454
94,000		Dainippon Ink & Chemicals	218,631
17,000		Daio Paper Corp.	130,241
9,000		Daiso Co., Ltd.	30,863
17,500		DC Co., Ltd.	51,319
77,000		Denki Kagaku Kogyo K K	380,087
44,000		Dowa Holdings Co., Ltd.	274,001
2,000		Earth Chemical Co., Ltd.	67,053
1,200		Ebara-Udylite Co., Ltd.	33,922
2,100		FP Corp.	111,262
3,500		Fuji Seal International, Inc.	72,689
6,800		Fujikura Kasei Co., Ltd.	42,985
2,300		Fujimi, Inc.	31,849
2,300		Fujimori Kogyo Co., Ltd.	34,105
20,000		Furukawa-Sky Aluminum Corp.	58,160
28,000		Godo Steel Ltd.	69,873
19,000		Gun-Ei Chemical Industry Co., Ltd.	53,402
2,300		Hakudo Co., Ltd.	24,389
7,100		Harima Chemicals, Inc.	51,490
16,000		Hitachi Chemical Co., Ltd.	325,911
24,000		Hitachi Metals Ltd.	302,658
9,000		Hodogaya Chemical Co., Ltd.	31,520
14,000		Hokkan Holdings Ltd.	49,668
27,500		Hokuetsu Kishu Paper Co., Ltd.	147,782
8,000	@	Hokushin Co., Ltd.	15,277
3,000		Ihara Chemical Industry Co., Ltd.	10,241
65,000	@	Ishihara Sangyo Kaisha Ltd.	77,978
3,000		Japan Carlit Co., Ltd.	16,377
5		Japan Pure Chemical Co., Ltd.	14,398
83,400		JFE Holdings, Inc.	2,441,915
3,300		JSP Corp.	60,964
26,900		JSR Corp.	539,479
47,000		Kaneka Corp.	328,121
34,000		Kansai Paint Co., Ltd.	294,673
3,000		Kanto Denka Kogyo Co., Ltd.	22,344

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Materials (continued)
3,000		Koatsu Gas Kogyo Co., Ltd.	$17,998
491,000		Kobe Steel Ltd.	1,271,237
1,400		Kohsoku Corp.	11,413
3,600		Konishi Co., Ltd.	52,339
12,000		Krosaki Harima Corp.	48,587
7,000		Kumiai Chemical Industry Co., Ltd.	20,742
52,000		Kuraray Co., Ltd.	671,463
24,000		Kureha Corp.	112,806
19,000	@	Kurimoto Ltd.	40,123
4,800		Kyoei Steel Ltd.	84,729
4,500		Lintec Corp.	127,473
11,200		Maruichi Steel Tube Ltd.	276,924
4,200		MEC Co., Ltd./Japan	19,663
207,600		Mitsubishi Chemical Holdings Corp.	1,307,676
57,000		Mitsubishi Gas Chemical Co., Inc.	408,645
222,520		Mitsubishi Materials Corp.	753,717
68,000		Mitsubishi Paper Mills Ltd.	72,118
20,000		Mitsubishi Steel Manufacturing Co., Ltd.	64,765
161,000		Mitsui Chemicals, Inc.	571,478
107,000		Mitsui Mining & Smelting Co., Ltd.	372,110
7,000		Nakabayashi Co., Ltd.	14,611
5,000		Nakayama Steel Works Ltd.	6,987
5,200		Neturen Co., Ltd.	45,607
3,000		Nihon Nohyaku Co., Ltd.	13,817
7,000		Nihon Parkerizing Co., Ltd.	96,788
22,000		Nihon Yamamura Glass Co., Ltd.	62,082
12,000		Nippon Carbide Industries Co., Inc.	27,838
13,000		Nippon Chemical Industrial Co., Ltd.	29,698
3,000		Nippon Chutetsukan KK	7,596
27,500		Nippon Coke & Engineering Co., Ltd.	54,867
8,000		Nippon Concrete Industries Co., Ltd.	25,871
10,000		Nippon Denko Co., Ltd.	60,605
6,200		Nippon Fine Chemical Co., Ltd.	39,445
7,000		Nippon Kasei Chemical Co., Ltd.	14,556
29,000		Nippon Kayaku Co., Ltd.	263,176
13,000		Nippon Kinzoku Co., Ltd.	23,281
22,000		Nippon Koshuha Steel Co., Ltd.	27,683
54,000		Nippon Light Metal Co., Ltd.	106,374
16,000		Nippon Metal Industry Co., Ltd.	18,254
36,000		Nippon Paint Co., Ltd.	241,816
17,829		Nippon Paper Group, Inc.	379,844
6,000		Nippon Pillar Packing Co., Ltd.	56,804
26,000		Nippon Shokubai Co., Ltd.	325,360
21,000		Nippon Soda Co., Ltd.	86,651
907,000		Nippon Steel Corp.	2,901,568
10,000		Nippon Synthetic Chemical Industry Co., Ltd.	61,784
10,000		Nippon Valqua Industries Ltd.	28,129
21,000		Nippon Yakin Kogyo Co., Ltd.	47,450
26,400		Nissan Chemical Industries Ltd.	273,422
142,000		Nisshin Steel Co., Ltd.	304,975
6,000		Nittetsu Mining Co., Ltd.	30,083
27,900		Nitto Denko Corp.	1,478,363
19,000		NOF Corp.	86,901
1,300		Ohara, Inc.	14,807
158,000	L	OJI Paper Co., Ltd.	750,391
5,700		Okabe Co., Ltd.	32,585
16,000		Okamoto Industries, Inc.	58,633
13,000		Okura Industrial Co., Ltd.	42,039
3,000		Osaka Steel Co., Ltd.	55,574
3,500		OSAKA Titanium Technologies Co.	240,515
26,000		Pacific Metals Co., Ltd.	192,520
3,300		Pack Corp.	56,663
30,000		Rengo Co., Ltd.	195,860
3,000		Sakata INX Corp.	14,207
8,000		Sanyo Chemical Industries Ltd.	68,426
20,000		Sanyo Special Steel Co., Ltd.	106,791
3,000		Sekisui Plastics Co., Ltd.	11,802
10,000		Shinagawa Refractories Co., Ltd.	33,104
56,800		Shin-Etsu Chemical Co., Ltd.	2,826,956
8,600		Shin-Etsu Polymer Co., Ltd.	51,402
241,000		Showa Denko KK	484,781
3,500		ST Corp.	38,611
2,000		Stella Chemifa Corp.	78,890
28,000		Sumitomo Bakelite Co., Ltd.	172,381
242,000		Sumitomo Chemical Co., Ltd.	1,209,059
69,000	@	Sumitomo Light Metal Industries Ltd.	80,286
654,000		Sumitomo Metal Industries Ltd.	1,462,020
97,000		Sumitomo Metal Mining Co., Ltd.	1,667,514
62,000		Sumitomo Osaka Cement Co., Ltd.	179,314
9,300		Sumitomo Pipe & Tube Co., Ltd.	77,732
12,000		Sumitomo Seika Chemicals Co., Ltd.	62,278

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Materials (continued)
4,700		T Hasegawa Co., Ltd.		$76,482
130,000	L	Taiheiyo Cement Corp.		217,661
1,600		Taisei Lamick Co., Ltd.		45,200
49,000		Taiyo Nippon Sanso Corp.		408,811
13,000		Takasago International Corp.		71,405
22,000		Takiron Co., Ltd.		91,988
8,000		Tayca Corp.		28,321
130,000		Teijin Ltd.		581,606
2,700		Tenma Corp.		29,898
10,000	@	Titan Kogyo KK		45,523
23,000		Toagosei Co., Ltd.		118,619
5,000		Toda Kogyo Corp.		44,593
3,400		Toho Titanium Co., Ltd.		86,988
24,000		Toho Zinc Co., Ltd.		111,890
13,000	@	Tohpe Corp.		15,639
38,000		Tokai Carbon Co., Ltd.		189,039
33,000		Tokushu Tokai Holdings Co., Ltd.		72,191
45,000		Tokuyama Corp.		240,275
6,400		Tokyo Ohka Kogyo Co., Ltd.		132,036
22,000		Tokyo Rope Manufacturing Co., Ltd.		82,759
13,000		Tokyo Steel Manufacturing Co., Ltd.		151,698
23,000		Tokyo Tekko Co., Ltd.		73,916
19,000		Tomoegawa Co., Ltd.		53,315
23,000		Tomoku Co., Ltd.		72,877
36,000		Topy Industries Ltd.		94,239
258,000		Toray Industries, Inc.		1,872,890
65,000	L	Tosoh Corp.		233,836
28,000		Toyo Ink Manufacturing Co., Ltd.		143,241
5,000		Toyo Kohan Co., Ltd.		27,664
24,900		Toyo Seikan Kaisha Ltd.		407,643
6,000		TYK Corp.		13,480
172,000		Ube Industries Ltd.		547,583
7,000		Wood One Co., Ltd.		37,742
6,800		Yamato Kogyo Co., Ltd.		226,827
21,000		Yodogawa Steel Works Ltd.		97,414
3,800		Yushiro Chemical Industry Co., Ltd.		51,343
27,000		Zeon Corp.		249,258
				40,141,009
		Telecommunication Services: 4.5%
2,693	@	Invoice, Inc.		48,329
523		KDDI Corp.		3,233,541
125,300		Nippon Telegraph & Telephone Corp.		5,596,517
2,726		NTT DoCoMo, Inc.		4,758,901
147,100	L	Softbank Corp.		5,861,099
				19,498,387
		Utilities: 4.0%
102,200		Chubu Electric Power Co., Inc.		2,275,271
50,000	L	Chugoku Electric Power Co., Inc.		924,780
24,100		Electric Power Development Co.		742,990
29,800		Hokkaido Electric Power Co., Inc.		578,885
24,000		Hokkaido Gas Co., Ltd.		74,202
34,600		Hokuriku Electric Power Co.		783,973
133,100		Kansai Electric Power Co., Inc.		2,900,174
69,700	L	Kyushu Electric Power Co., Inc.		1,363,009
1,700		Okinawa Electric Power Co., Inc.		77,799
357,000		Osaka Gas Co., Ltd.		1,424,303
24,000		Saibu Gas Co., Ltd.		59,669
33,900		Shikoku Electric Power Co.		922,646
15,000		Shizuoka Gas Co., Ltd.		93,613
79,000		Toho Gas Co., Ltd.		407,184
84,100	L	Tohoku Electric Power Co., Inc.		1,422,092
15,000		Tokai Corp.		59,510
243,400		Tokyo Electric Power Co., Inc.		1,356,633
415,000	L	Tokyo Gas Co., Ltd.		1,892,976
				17,359,709
		Total Common Stock
		(Cost $459,248,277)		464,793,414
SHORT-TERM INVESTMENTS: 16.2%
		Securities Lending Collateral(cc): 16.2%
69,585,517		BNY Mellon Overnight Government Fund (1)		69,585,517
		Total Short-Term Investments
		(Cost $69,585,517)		69,585,517
		Total Investments in Securities
		(Cost $528,833,794)*	124.2%	$534,378,931
		Other Assets and Liabilities - Net	(24.2)	(104,009,880)
		Net Assets	100.0%	$430,369,051

	@	Non-income producing security

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
L	Loaned security, a portion or all of the security is on loan at March 30, 2011.

*	Cost for federal income tax purposes is $533,367,792.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$28,124,009
	Gross Unrealized Depreciation	(27,112,869)
	Net Unrealized Appreciation	$1,011,140

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$464,793,414	$—	$—	$464,793,414
Short-Term Investments	69,585,517	—	—	69,585,517
Total Investments, at value	$534,378,931	$—	$—	$534,378,931
Other Financial Instruments+:
Forward foreign currency contracts	—	225,489	—	225,489
Futures	735,314	—	—	735,314
Total Assets	$535,114,245	$225,489	$—	$535,339,734

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(938,679)	$—	$(938,679)
Total Liabilities	$—	$(938,679)	$—	$(938,679)

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING Japan TOPIX Index Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Brown Brothers Harriman & Co.	Japanese Yen
	JPY 1,500,000,000	BUY	4/28/11	$18,707,907	$18,036,014	$(671,893)
Citigroup, Inc.	Japanese Yen
	JPY 600,000,000	BUY	4/28/11	7,337,601	7,214,405	(123,196)
JPMorgan Chase & Co.	Japanese Yen
	JPY 200,000,000	BUY	4/28/11	2,431,419	2,404,802	(26,617)
The Bank of New York Mellon Corp.	Japanese Yen
	JPY 600,000,000	BUY	4/28/11	7,331,378	7,214,405	(116,973)
						$(938,679)
Citigroup, Inc.	Japanese Yen
	JPY 1,000,000,000	SELL	4/28/11	$12,249,498	$12,024,009	$225,489
						$225,489

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Japan TOPIX Index Portfolio Open Futures Contracts on March 31, 2011:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	110	06/09/11	$11,452,272	$735,314
			$11,452,272	$735,314

PORTFOLIO OF INVESTMENTS
ING Japan TOPIX Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2011:

Derivatives Fair Value*
Equity contracts	$735,314
Foreign exchange contracts	(713,190)
Total	$22,124

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 97.2%
		Consumer Discretionary: 11.8%
27,771	@	Amazon.com, Inc.	$5,002,390
25,810		Best Buy Co., Inc.	741,263
12,960		Carnival Corp.	497,146
62,620	@	DIRECTV	2,930,616
291,100	@	Ford Motor Co.	4,340,301
30,030		Gap, Inc.	680,480
134,430		Home Depot, Inc.	4,981,976
50,350		Johnson Controls, Inc.	2,093,050
17,980		Kohl’s Corp.	953,659
25,100	@	Las Vegas Sands Corp.	1,059,722
87,300		Lowe’s Cos., Inc.	2,307,339
85,380		McDonald’s Corp.	6,496,564
37,900		News Corp. - Class A	665,524
28,530		Nike, Inc.	2,159,721
19,600		Omnicom Group	961,576
57,890	S	Staples, Inc.	1,124,224
59,174		Starbucks Corp.	2,186,479
56,480		Target Corp.	2,824,565
9,600		Thomson Reuters Corp.	376,704
18,600		Time Warner, Inc.	664,020
32,400		TJX Cos., Inc.	1,611,252
9,500		Viacom - Class B	441,940
37,110		Yum! Brands, Inc.	1,906,712
			47,007,223
		Consumer Staples: 10.7%
96,330		Altria Group, Inc.	2,507,470
124,730		Coca-Cola Co.	8,275,836
32,540		Colgate-Palmolive Co.	2,627,930
34,950		Costco Wholesale Corp.	2,562,534
11,970		CVS Caremark Corp.	410,810
31,320		General Mills, Inc.	1,144,746
18,280		Kellogg Co.	986,754
26,040		Kimberly-Clark Corp.	1,699,631
2,930		Kroger Co.	70,232
73,580		PepsiCo, Inc.	4,739,288
123,780		Philip Morris International, Inc.	8,123,681
13,740		Procter & Gamble Co.	846,384
47,000	S	Sysco Corp.	1,301,900
66,900		Walgreen Co.	2,685,366
92,870		Wal-Mart Stores, Inc.	4,833,884
			42,816,446
		Energy: 13.9%
9,300		Baker Hughes, Inc.	682,899
8,400		Chevron Corp.	902,412
45,200		ConocoPhillips	3,609,672
20,100		EOG Resources, Inc.	2,382,051
371,710		ExxonMobil Corp.	31,271,958
72,100		Halliburton Co.	3,593,464
15,000		Marathon Oil Corp.	799,650
13,100	S	Occidental Petroleum Corp.	1,368,819
94,650		Schlumberger Ltd.	8,827,059
27,527	@	Southwestern Energy Co.	1,182,835
19,100		Williams Cos., Inc.	595,538
			55,216,357
		Financials: 2.9%
4,100		ACE Ltd.	265,270
35,190		Aflac, Inc.	1,857,328
83,254		American Express Co.	3,763,081
2,320		Blackrock, Inc.	466,343
78,540	L	Charles Schwab Corp.	1,416,076
11,800		Franklin Resources, Inc.	1,475,944
15,300		Metlife, Inc.	684,369
36,980		Morgan Stanley	1,010,294
7,620		Northern Trust Corp.	386,715
4,000		Travelers Cos., Inc.	237,920
			11,563,340
		Health Care: 8.3%
110,470		Abbott Laboratories	5,418,554
5,500		Alcon, Inc.	910,305
24,149	S	Allergan, Inc.	1,715,062
39,450	S	Baxter International, Inc.	2,121,227
17,500		Becton Dickinson & Co.	1,393,350
9,900		Cardinal Health, Inc.	407,187

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
36,720	@	Celgene Corp.	$2,112,502
39,800	@	Covidien PLC	2,067,212
18,590		Eli Lilly & Co.	653,810
43,540	@	Express Scripts, Inc.	2,421,259
16,130	@	Genzyme Corp.	1,228,300
64,580	@	Gilead Sciences, Inc.	2,740,775
32,820		Johnson & Johnson	1,944,585
8,670		McKesson Corp.	685,364
32,140	@	Medco Health Solutions, Inc.	1,804,982
67,190	S	Medtronic, Inc.	2,643,927
26,180		St. Jude Medical, Inc.	1,341,987
25,010		Stryker Corp.	1,520,608
			33,130,996
		Industrials: 12.4%
56,560		3M Co.	5,288,360
48,810		Boeing Co.	3,608,523
49,830		Caterpillar, Inc.	5,548,571
39,100		Danaher Corp.	2,029,290
31,860		Deere & Co.	3,086,915
59,780		Emerson Electric Co.	3,492,945
16,100		FedEx Corp.	1,506,155
196,600		General Electric Co.	3,941,830
60,800		Honeywell International, Inc.	3,630,368
35,000		Illinois Tool Works, Inc.	1,880,200
19,220		Lockheed Martin Corp.	1,545,288
28,920	L	Paccar, Inc.	1,513,962
11,300		Precision Castparts Corp.	1,663,134
5,500		Tyco International Ltd.	246,235
5,040		Union Pacific Corp.	495,583
56,670	L	United Parcel Service, Inc. - Class B	4,211,714
67,660		United Technologies Corp.	5,727,419
			49,416,492
		Information Technology: 32.6%
48,500		Accenture PLC	2,666,045
11,150		Activision Blizzard, Inc.	122,316
41,810	@, S	Adobe Systems, Inc.	1,386,420
72,175	@	Apple, Inc.	25,149,379
106,600		Applied Materials, Inc.	1,665,092
39,880		Automatic Data Processing, Inc.	2,046,243
41,320		Broadcom Corp.	1,627,182
453,223		Cisco Systems, Inc.	7,772,774
23,800	@	Cognizant Technology Solutions Corp.	1,937,320
15,520		Corning, Inc.	320,178
135,080	@	Dell, Inc.	1,960,011
34,661	@	eBay, Inc.	1,075,877
163,120	@	EMC Corp.	4,330,836
19,327	@	Google, Inc. - Class A	11,329,681
173,830		Hewlett-Packard Co.	7,121,815
302,090		Intel Corp.	6,093,155
101,800		International Business Machines Corp.	16,600,526
41,710	@	Juniper Networks, Inc.	1,755,157
7,715		Mastercard, Inc.	1,942,020
406,700		Microsoft Corp.	10,313,912
302,380	S	Oracle Corp.	10,090,421
130,157	S	Qualcomm, Inc.	7,136,508
5,950	@	Symantec Corp.	110,313
43,990		Texas Instruments, Inc.	1,520,294
37,075		Visa, Inc.	2,729,462
5,861	@	VMware, Inc.	477,906
43,664	@	Yahoo!, Inc.	727,006
			130,007,849
		Materials: 4.2%
16,840		Air Products & Chemicals, Inc.	1,518,631
11,750		Alcoa, Inc.	207,388
24,840		EI Du Pont de Nemours & Co.	1,365,455
74,580		Freeport-McMoRan Copper & Gold, Inc.	4,142,919
43,285		Monsanto Co.	3,127,774
12,590	S	Mosaic Co.	991,463
37,760	S	Newmont Mining Corp.	2,060,941
10,700		Nucor Corp.	492,414
24,250		Praxair, Inc.	2,463,800
13,380		Southern Copper Corp.	538,813
			16,909,598
		Telecommunication Services: 0.4%
32,020	@	American Tower Corp.	1,659,276
			1,659,276
		Total Common Stock
		(Cost $278,637,199)	387,727,577

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Financials: 0.7%
10,100	S	Public Storage, Inc.		$1,120,191
16,106	S	Simon Property Group, Inc.		1,725,919

		Total Real Estate Investment Trusts
		(Cost $1,971,015)		2,846,110

		Total Long-Term Investments
		(Cost $280,608,214)		390,573,687
SHORT-TERM INVESTMENTS: 3.2%
		Mutual Funds: 1.9%
7,370,000		BlackRock Liquidity Funds, TempFund, Institutional Class		7,370,000
		Total Mutual Funds
		(Cost $7,370,001)		7,370,000

		Securities Lending Collateral(cc): 1.3%
4,208,787		BNY Mellon Overnight Government Fund (1)		4,208,787
1,230,638	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		984,510
		Total Securities Lending Collateral
		(Cost $5,439,426)		5,193,297
		Total Short-Term Investments
		(Cost $12,809,427)		12,563,297
		Total Investments in Securities
		(Cost $293,417,641)*	101.1%	$403,136,984
		Other Assets and Liabilities - Net	(1.1)	(4,361,090)
		Net Assets	100.0%	$398,775,894

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.

	*	Cost for federal income tax purposes is $293,498,864.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$112,509,463
		Gross Unrealized Depreciation		(2,871,342)
		Net Unrealized Appreciation		$109,638,121

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$387,727,577	$—	$—	$387,727,577
Real Estate Investment Trusts	2,846,110	—	—	2,846,110
Short-Term Investments	11,578,787	—	984,510	12,563,297
Total Investments, at value	$402,152,474	$—	$984,510	$403,136,984
Other Financial Instruments+:
Futures	142,054	—	—	142,054
Total Assets	$402,294,528	$—	$984,510	$403,279,038

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$984,510	$—	$—	$—	$—	$—	$—	$—	$984,510
Total Investments, at value	$984,510	$—	$—	$—	$—	$—	$—	$—	$984,510

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Growth Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Russell™ Large Cap Growth Index Portfolio Open Futures Contracts on March 31, 2011:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	131	06/17/11	$8,652,550	$142,054
			$8,652,550	$142,054

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 98.5%
		Consumer Discretionary: 9.3%
29,800	@	Amazon.com, Inc.	$5,367,874
30,350		Best Buy Co., Inc.	871,652
38,600		Carnival Corp.	1,480,696
239,550		Comcast Corp. – Class A	5,921,676
66,557	@	DIRECTV	3,114,868
308,400	@	Ford Motor Co.	4,598,244
40,400		Gap, Inc.	915,464
144,200		Home Depot, Inc.	5,344,052
57,300		Johnson Controls, Inc.	2,381,961
27,000		Kohl’s Corp.	1,432,080
27,900	@	Las Vegas Sands Corp.	1,177,938
122,950		Lowe’s Cos., Inc.	3,249,569
91,600		McDonald’s Corp.	6,969,844
194,650		News Corp. - Class A	3,418,054
30,700		Nike, Inc.	2,323,990
27,050		Omnicom Group	1,327,073
64,250		Staples, Inc.	1,247,735
65,700		Starbucks Corp.	2,427,615
59,800		Target Corp.	2,990,598
32,900		Thomson Reuters Corp.	1,290,996
31,193		Time Warner Cable, Inc.	2,225,309
97,083		Time Warner, Inc.	3,465,863
35,900		TJX Cos., Inc.	1,785,307
53,550		Viacom - Class B	2,491,146
166,700		Walt Disney Co.	7,183,103
41,100		Yum! Brands, Inc.	2,111,718
			77,114,425
		Consumer Staples: 10.7%
177,350		Altria Group, Inc.	4,616,421
56,550		Archer-Daniels-Midland Co.	2,036,366
179,450		Coca-Cola Co.	11,906,508
41,850		Colgate-Palmolive Co.	3,379,806
37,550		Costco Wholesale Corp.	2,753,166
115,850		CVS Caremark Corp.	3,975,972
58,500		General Mills, Inc.	2,138,175
22,800		Kellogg Co.	1,230,744
35,200		Kimberly-Clark Corp.	2,297,504
136,650		Kraft Foods, Inc.	4,285,344
56,750		Kroger Co.	1,360,298
137,400		PepsiCo, Inc.	8,849,934
157,800		Philip Morris International, Inc.	10,356,414
245,232		Procter & Gamble Co.	15,106,291
29,400		Reynolds American, Inc.	1,044,582
52,150		Sysco Corp.	1,444,555
79,350		Walgreen Co.	3,185,109
166,750		Wal-Mart Stores, Inc.	8,679,338
			88,646,527
		Energy: 14.1%
42,200		Anadarko Petroleum Corp.	3,457,024
32,150		Apache Corp.	4,209,078
37,800		Baker Hughes, Inc.	2,775,654
57,300		Chesapeake Energy Corp.	1,920,696
171,094		Chevron Corp.	18,380,628
126,800	S	ConocoPhillips	10,126,248
38,100		Devon Energy Corp.	3,496,437
22,350		EOG Resources, Inc.	2,648,699
436,203		ExxonMobil Corp.	36,697,758
77,150		Halliburton Co.	3,845,156
25,750		Hess Corp.	2,194,158
62,550		Marathon Oil Corp.	3,334,541
35,650		National Oilwell Varco, Inc.	2,825,976
69,250		Occidental Petroleum Corp.	7,235,933
116,450		Schlumberger Ltd.	10,860,127
30,500	@	Southwestern Energy Co.	1,310,585
51,400		Williams Cos., Inc.	1,602,652
			116,921,350
		Financials: 13.8%
29,900		ACE Ltd.	1,934,530
39,900		Aflac, Inc.	2,105,922
47,400		Allstate Corp.	1,506,372
89,400		American Express Co.	4,040,880
854,643		Bank of America Corp.	11,392,391
103,250		Bank of New York Mellon Corp.	3,084,078

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Financials (continued)
60,900		BB&T Corp.	$1,671,705
147,300	@	Berkshire Hathaway, Inc.	12,318,699
7,550		Blackrock, Inc.	1,517,626
40,200		Capital One Financial Corp.	2,088,792
87,100	L	Charles Schwab Corp.	1,570,413
27,550		Chubb Corp.	1,689,091
1,801,750	@	Citigroup, Inc.	7,963,735
5,800		CME Group, Inc.	1,748,990
13,050		Franklin Resources, Inc.	1,632,294
43,800		Goldman Sachs Group, Inc.	6,940,986
338,785		JPMorgan Chase & Co.	15,617,989
27,767		Loews Corp.	1,196,480
55,300		Metlife, Inc.	2,473,569
127,550		Morgan Stanley	3,484,666
21,200		Northern Trust Corp.	1,075,900
44,750		PNC Financial Services Group, Inc.	2,818,803
40,850		Prudential Financial, Inc.	2,515,543
44,150		State Street Corp.	1,984,101
39,400		Travelers Cos., Inc.	2,343,512
163,300		US Bancorp.	4,316,019
414,571	S	Wells Fargo & Co.	13,141,901
			114,174,987
		Health Care: 11.9%
131,400		Abbott Laboratories	6,445,170
37,350		Aetna, Inc.	1,398,011
6,200		Alcon, Inc.	1,026,162
26,800		Allergan, Inc.	1,903,336
81,600	@	Amgen, Inc.	4,361,520
50,900		Baxter International, Inc.	2,736,893
20,500		Becton Dickinson & Co.	1,632,210
21,200	@	Biogen Idec, Inc.	1,555,868
146,500		Bristol-Myers Squibb Co.	3,871,995
31,850		Cardinal Health, Inc.	1,309,991
39,250	@	Celgene Corp.	2,258,053
44,200	@	Covidien PLC	2,295,748
86,600		Eli Lilly & Co.	3,045,722
46,700	@	Express Scripts, Inc.	2,596,987
23,550	@	Genzyme Corp.	1,793,333
71,800	@	Gilead Sciences, Inc.	3,047,192
235,000		Johnson & Johnson	13,923,750
22,850		McKesson Corp.	1,806,293
35,050	@	Medco Health Solutions, Inc.	1,968,408
93,900		Medtronic, Inc.	3,694,965
265,485	S	Merck & Co., Inc.	8,763,660
687,039		Pfizer, Inc.	13,953,762
28,800		St. Jude Medical, Inc.	1,476,288
27,850		Stryker Corp.	1,693,280
36,100	@	Thermo Fisher Scientific, Inc.	2,005,355
96,850		UnitedHealth Group, Inc.	4,377,620
32,500		WellPoint, Inc.	2,268,175
17,950	@	Zimmer Holdings, Inc.	1,086,514
			98,296,261
		Industrials: 10.7%
60,600		3M Co.	5,666,100
64,700		Boeing Co.	4,783,271
53,550		Caterpillar, Inc.	5,962,793
34,350		CSX Corp.	2,699,910
46,900		Danaher Corp.	2,434,110
36,200		Deere & Co.	3,507,418
64,200		Emerson Electric Co.	3,751,206
26,750		FedEx Corp.	2,502,463
30,450		General Dynamics Corp.	2,331,252
909,350		General Electric Co.	18,232,448
65,400		Honeywell International, Inc.	3,905,034
4,424	@	Huntington Ingalls Industries, Inc.	183,596
38,850		Illinois Tool Works, Inc.	2,087,022
27,250		Lockheed Martin Corp.	2,190,900
32,600		Norfolk Southern Corp.	2,258,202
26,550		Northrop Grumman Corp.	1,664,951
32,150	L	Paccar, Inc.	1,683,053
12,500		Precision Castparts Corp.	1,839,750
33,650		Raytheon Co.	1,711,776
43,200		Tyco International Ltd.	1,934,064
43,050		Union Pacific Corp.	4,233,107
60,650		United Parcel Service, Inc. - Class B	4,507,508
79,400		United Technologies Corp.	6,721,210
42,600		Waste Management, Inc.	1,590,684
			88,381,828
		Information Technology: 19.3%
52,000		Accenture PLC	2,858,440
45,600		Activision Blizzard, Inc.	500,232

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
46,450	@	Adobe Systems, Inc.	$1,540,282
77,800	@	Apple, Inc.	27,109,410
118,300		Applied Materials, Inc.	1,847,846
44,300		Automatic Data Processing, Inc.	2,273,033
43,700		Broadcom Corp.	1,720,906
486,400		Cisco Systems, Inc.	8,341,760
26,400	@	Cognizant Technology Solutions Corp.	2,148,960
132,950		Corning, Inc.	2,742,759
149,800	@	Dell, Inc.	2,173,598
98,000	@	eBay, Inc.	3,041,920
175,150	@, L	EMC Corp.	4,650,233
20,800	@	Google, Inc. - Class A	12,193,168
189,300	S	Hewlett-Packard Co.	7,755,621
473,900		Intel Corp.	9,558,563
109,250		International Business Machines Corp.	17,815,398
46,400	@	Juniper Networks, Inc.	1,952,512
8,450		Mastercard, Inc.	2,127,034
652,380		Microsoft Corp.	16,544,357
25,625	@	Motorola Mobility Holdings, Inc.	625,250
29,157	@	Motorola Solutions, Inc.	1,303,026
324,445		Oracle Corp.	10,826,730
139,700		Qualcomm, Inc.	7,659,751
70,400	@	Symantec Corp.	1,305,216
104,000		Texas Instruments, Inc.	3,594,240
39,750		Visa, Inc.	2,926,395
6,500	@	VMware, Inc.	530,010
117,150	@	Yahoo!, Inc.	1,950,548
			159,617,198
		Materials: 3.2%
18,700		Air Products & Chemicals, Inc.	1,686,366
90,050		Alcoa, Inc.	1,589,383
98,400		Dow Chemical Co.	3,714,600
77,250		EI Du Pont de Nemours & Co.	4,246,433
79,000		Freeport-McMoRan Copper & Gold, Inc.	4,388,450
46,500		Monsanto Co.	3,360,090
13,900		Mosaic Co.	1,094,625
40,450		Newmont Mining Corp.	2,207,761
27,800		Nucor Corp.	1,279,356
26,000		Praxair, Inc.	2,641,600
14,900		Southern Copper Corp.	600,023
			26,808,687
		Telecommunication Services: 3.4%
35,500	@	American Tower Corp.	1,839,610
503,300		AT&T, Inc.	15,400,980
259,387	@	Sprint Nextel Corp.	1,203,556
240,850		Verizon Communications, Inc.	9,282,359
			27,726,505
		Utilities: 2.1%
42,200		American Electric Power Co., Inc.	1,482,908
52,550		Dominion Resources, Inc.	2,348,985
115,650		Duke Energy Corp.	2,099,048
16,700	S	Entergy Corp.	1,122,407
56,200		Exelon Corp.	2,317,688
36,550		NextEra Energy, Inc.	2,014,636
32,800		Pacific Gas & Electric Co.	1,449,104
44,550		Public Service Enterprise Group, Inc.	1,403,771
70,350		Southern Co.	2,681,039
			16,919,586
		Total Common Stock
		(Cost $550,038,207)	814,607,354
REAL ESTATE INVESTMENT TRUSTS: 0.5%
		Financials: 0.5%
12,400		Public Storage, Inc.	1,375,284
24,862		Simon Property Group, Inc.	2,664,212
		Total Real Estate Investment Trusts
		(Cost $2,513,622)	4,039,496
		Total Long-Term Investments
		(Cost $552,551,829)	818,646,850

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 1.6%
		Mutual Funds: 0.8%
6,841,000		BlackRock Liquidity Funds, TempFund, Institutional Class		$6,841,000
		Total Mutual Funds
		(Cost $6,841,000)		6,841,000
		Securities Lending Collateral(cc): 0.8%
6,354,143		BNY Mellon Overnight Government Fund (1)		6,354,143
522,936	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		418,349
		Total Securities Lending Collateral
		(Cost $6,877,079)		6,772,492
		Total Short-Term Investments
		(Cost $13,718,079)		13,613,492
		Total Investments in Securities
		(Cost $566,269,908)*	100.6%	$832,260,342
		Other Assets and Liabilities - Net	(0.6)	(5,319,977)
		Net Assets	100.0%	$826,940,365

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $597,050,687.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$266,929,114
		Gross Unrealized Depreciation		(31,719,459)
		Net Unrealized Appreciation		$235,209,655

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$814,607,354	$—	$—	$814,607,354
Real Estate Investment Trusts	4,039,496	—	—	4,039,496
Short-Term Investments	13,195,143	—	418,349	13,613,492
Total Investments, at value	$831,841,993	$—	$418,349	$832,260,342
Other Financial Instruments+:
Futures	120,914	—	—	120,914
Total Assets	$831,962,907	$—	$418,349	$832,381,256

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$418,349	$—	$—	$—	$—	$—	$—	$—	$418,349
Total Investments, at value	$418,349	$—	$—	$—	$—	$—	$—	$—	$418,349

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Russell™ Large Cap Index Portfolio Open Futures Contracts on March 31, 2011:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	139	06/17/11	$9,180,950	$120,914
			$9,180,950	$120,914

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 94.0%
		Consumer Discretionary: 6.2%
5,500		Carnival Corp.	$210,980
56,750	S	Comcast Corp. – Class A	1,402,860
1,000		Gap, Inc.	22,660
835		Johnson Controls, Inc.	34,711
1,650		Kohl’s Corp.	87,516
7,000		Lowe’s Cos., Inc.	185,010
36,500		News Corp. - Class A	640,940
1,200		Omnicom Group	58,872
5,100		Thomson Reuters Corp.	200,124
7,226		Time Warner Cable, Inc.	515,503
18,248		Time Warner, Inc.	651,454
9,800		Viacom - Class B	455,896
39,505	S	Walt Disney Co.	1,702,270
			6,168,796
		Consumer Staples: 10.1%
17,600		Altria Group, Inc.	458,128
12,950		Archer-Daniels-Midland Co.	466,330
10,795		Coca-Cola Co.	716,248
1,600		Colgate-Palmolive Co.	129,216
24,335		CVS Caremark Corp.	835,177
5,460		General Mills, Inc.	199,563
600		Kellogg Co.	32,388
1,750		Kimberly-Clark Corp.	114,223
32,400		Kraft Foods, Inc.	1,016,064
12,300		Kroger Co.	294,831
13,800		PepsiCo, Inc.	888,858
5,900		Philip Morris International, Inc.	387,217
54,585	S	Procter & Gamble Co.	3,362,436
6,700		Reynolds American, Inc.	238,051
1,800		Walgreen Co.	72,252
15,500		Wal-Mart Stores, Inc.	806,775
			10,017,757
		Energy: 13.6%
9,985		Anadarko Petroleum Corp.	817,971
7,660		Apache Corp.	1,002,847
6,300		Baker Hughes, Inc.	462,609
13,050		Chesapeake Energy Corp.	437,436
38,285	S	Chevron Corp.	4,112,958
18,500	S	ConocoPhillips	1,477,410
9,010		Devon Energy Corp.	826,848
8,318		ExxonMobil Corp.	699,793
5,890		Hess Corp.	501,887
10,450		Marathon Oil Corp.	557,090
8,400		National Oilwell Varco, Inc.	665,868
13,030		Occidental Petroleum Corp.	1,361,505
3,300		Schlumberger Ltd.	307,758
6,920		Williams Cos., Inc.	215,766
			13,447,746
		Financials: 24.2%
5,800		ACE Ltd.	375,260
500		Aflac, Inc.	26,390
10,900		Allstate Corp.	346,402
202,293	S	Bank of America Corp.	2,696,566
24,400		Bank of New York Mellon Corp.	728,828
13,940		BB&T Corp.	382,653
34,900	@	Berkshire Hathaway, Inc.	2,918,687
1,250		Blackrock, Inc.	251,263
9,200		Capital One Financial Corp.	478,032
6,300		Chubb Corp.	386,253
426,550	@	Citigroup, Inc.	1,885,351
1,350		CME Group, Inc.	407,093
10,400		Goldman Sachs Group, Inc.	1,648,088
80,150	S	JPMorgan Chase & Co.	3,694,915
6,400		Loews Corp.	275,776
8,700		Metlife, Inc.	389,151
20,215		Morgan Stanley	552,274
2,900		Northern Trust Corp.	147,175
10,650		PNC Financial Services Group, Inc.	670,844
9,380		Prudential Financial, Inc.	577,620
10,120		State Street Corp.	454,793
7,945		Travelers Cos., Inc.	472,569
38,610		US Bancorp.	1,020,462
98,146	S	Wells Fargo & Co.	3,111,228
			23,897,673

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Health Care: 14.8%
3,000		Abbott Laboratories	$147,150
8,530		Aetna, Inc.	319,278
19,300	@	Amgen, Inc.	1,031,585
2,000		Baxter International, Inc.	107,540
5,100	@	Biogen Idec, Inc.	374,289
34,650		Bristol-Myers Squibb Co.	915,800
4,830		Cardinal Health, Inc.	198,658
15,800		Eli Lilly & Co.	555,686
1,300	@	Genzyme Corp.	98,995
47,250	S	Johnson & Johnson	2,799,563
3,060		McKesson Corp.	241,893
5,100		Medtronic, Inc.	200,685
62,900		Merck & Co., Inc.	2,076,329
162,607	S	Pfizer, Inc.	3,302,548
8,250	@	Thermo Fisher Scientific, Inc.	458,288
22,900		UnitedHealth Group, Inc.	1,035,080
7,770		WellPoint, Inc.	542,268
4,100	@	Zimmer Holdings, Inc.	248,173
			14,653,808
		Industrials: 8.3%
2,850		Boeing Co.	210,701
7,780		CSX Corp.	611,508
800		Danaher Corp.	41,520
450		Deere & Co.	43,601
2,250		FedEx Corp.	210,488
7,000		General Dynamics Corp.	535,920
165,305	S	General Electric Co.	3,314,365
1,017	@	Huntington Ingalls Industries, Inc.	42,192
1,400		Lockheed Martin Corp.	112,560
7,475		Norfolk Southern Corp.	517,793
6,100		Northrop Grumman Corp.	382,531
7,650		Raytheon Co.	389,156
8,400		Tyco International Ltd.	376,068
8,890		Union Pacific Corp.	874,154
1,685		United Technologies Corp.	142,635
9,750		Waste Management, Inc.	364,065
			8,169,257
		Information Technology: 4.6%
7,650	S	Activision Blizzard, Inc.	83,921
27,565		Corning, Inc.	568,666
14,350	@	eBay, Inc.	445,424
35,400		Intel Corp.	714,018
51,100		Microsoft Corp.	1,295,896
5,862	@	Motorola Mobility Holdings, Inc.	143,033
6,700	@	Motorola Solutions, Inc.	299,423
14,600	@	Symantec Corp.	270,684
13,400		Texas Instruments, Inc.	463,104
16,200	@	Yahoo!, Inc.	269,730
			4,553,899
		Materials: 2.0%
17,600		Alcoa, Inc.	310,640
23,260		Dow Chemical Co.	878,065
11,960		EI Du Pont de Nemours & Co.	657,441
3,550		Nucor Corp.	163,371
			2,009,517
		Telecommunication Services: 6.2%
119,100	S	AT&T, Inc.	3,644,452
59,350	@	Sprint Nextel Corp.	275,384
56,995		Verizon Communications, Inc.	2,196,587
			6,116,423
		Utilities: 4.0%
9,690		American Electric Power Co., Inc.	340,507
12,050		Dominion Resources, Inc.	538,635
26,500		Duke Energy Corp.	480,975
3,750		Entergy Corp.	252,038
13,315		Exelon Corp.	549,111
8,300		NextEra Energy, Inc.	457,496
7,540		Pacific Gas & Electric Co.	333,117
10,210		Public Service Enterprise Group, Inc.	321,717
16,600		Southern Co.	632,626
			3,906,222
		Total Common Stock
		(Cost $65,083,432)	92,941,098

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Financials: 0.2%
300		Public Storage, Inc.		$33,273
1,858		Simon Property Group, Inc.		199,103
		Total Real Estate Investment Trusts
		(Cost $115,312)		232,376
		Total Long-Term Investments
		(Cost $65,198,744)		93,173,474
SHORT-TERM INVESTMENTS: 5.4%
		Mutual Funds: 5.4%
5,360,000		BlackRock Liquidity Funds, TempFund, Institutional Class		5,360,000
		Total Short-Term Investments
		(Cost $5,360,000)		5,360,000
		Total Investments in Securities
		(Cost $70,558,744)*	99.6%	$98,533,474
		Other Assets and Liabilities - Net	0.4	399,818
		Net Assets	100.0%	$98,933,292

	@	Non-income producing security
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $74,600,943.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$28,104,195
		Gross Unrealized Depreciation		(4,171,664)
		Net Unrealized Appreciation		$23,932,531

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$92,941,098	$—	$—	$92,941,098
Real Estate Investment Trusts	232,376	—	—	232,376
Short-Term Investments	5,360,000	—	—	5,360,000
Total Investments, at value	$98,533,474	$—	$—	$98,533,474
Other Financial Instruments+:
Futures	100,387	—	—	100,387
Total Assets	$98,633,861	$—	$—	$98,633,861

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Value Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Russell™ Large Cap Value Index Portfolio Open Futures Contracts on March 31, 2011:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	89	06/17/11	$5,878,450	$100,387
			$5,878,450	$100,387

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 96.3%
		Consumer Discretionary: 19.3%
6,800		Aaron’s, Inc.	$172,448
11,240		Abercrombie & Fitch Co.	659,788
13,700		Advance Auto Parts, Inc.	898,994
14,710	@	Aeropostale, Inc.	357,747
8,080	S	American Eagle Outfitters	128,391
20,400	@	Apollo Group, Inc. - Class A	850,884
4,900		Autoliv, Inc.	363,727
3,780	@, L	Autonation, Inc.	133,699
4,440	@	Autozone, Inc.	1,214,606
9,200	@	Bally Technologies, Inc.	348,220
44,080	@	Bed Bath & Beyond, Inc.	2,127,742
12,660	@	Big Lots, Inc.	549,824
17,240	@	BorgWarner, Inc.	1,373,856
13,500		Brinker International, Inc.	341,550
10,340	@	Career Education Corp.	234,925
37,400	@	Carmax, Inc.	1,200,540
13,500		CBS Corp. - Class B	338,040
29,840	S	Chico’s FAS, Inc.	444,616
5,220	@	Chipotle Mexican Grill, Inc.	1,421,771
340		Choice Hotels International, Inc.	13,209
51,040		Coach, Inc.	2,656,122
23,540		Darden Restaurants, Inc.	1,156,520
10,640	S	DeVry, Inc.	585,945
14,960	@	Dick’s Sporting Goods, Inc.	598,101
34,800	@	Discovery Communications, Inc. - Class A	1,388,520
11,700	@	Dollar General Corp.	366,795
21,330	@	Dollar Tree, Inc.	1,184,242
12,400	@	DreamWorks Animation SKG, Inc.	346,332
3,800	@, S	Education Management Corp.	79,572
14,180		Expedia, Inc.	321,319
21,160		Family Dollar Stores, Inc.	1,085,931
720	@	Federal Mogul Corp.	17,928
3,100		Fortune Brands, Inc.	191,859
8,800	@	Fossil, Inc.	824,120
1,180	L	Garmin Ltd.	39,955
23,320		Gentex Corp.	705,430
40,600	@, S	Goodyear Tire & Rubber Co.	608,188
10,780		Guess ?, Inc.	424,193
21,260	S	H&R Block, Inc.	355,892
16,040	@	Hanesbrands, Inc.	433,722
39,400		Harley-Davidson, Inc.	1,674,106
5,580		Harman International Industries, Inc.	261,256
20,420		Hasbro, Inc.	956,473
10,400		Hillenbrand, Inc.	223,600
49,920		International Game Technology	810,202
1,700		International Speedway Corp.	50,660
81,900	S	Interpublic Group of Cos., Inc.	1,029,483
4,990	@, L	ITT Educational Services, Inc.	360,029
9,600		J Crew Group, Inc.	—
12,800		JC Penney Co., Inc.	459,648
6,980		John Wiley & Sons, Inc.	354,863
2,000	@	Lamar Advertising Co.	73,880
4,800		Lear Corp.	234,576
14,680		Leggett & Platt, Inc.	359,660
44,720		Limited Brands, Inc.	1,470,394
23,860	@	LKQ Corp.	575,026
7,000		Macy’s, Inc.	169,820
3,200	@	Madison Square Garden, Inc.	86,368
45,420		Marriott International, Inc.	1,616,044
35,360		Mattel, Inc.	881,525
37,020		McGraw-Hill Cos., Inc.	1,458,588
2,600	L	Meredith Corp.	88,192
7,680	@, S	MGM Resorts International	100,992
1,100	@	Mohawk Industries, Inc.	67,265
3,660		Morningstar, Inc.	213,671
6,720	@	NetFlix, Inc.	1,594,858
28,020		Nordstrom, Inc.	1,257,538
940	@	NVR, Inc.	710,640
4,660	@, S	Office Depot, Inc.	21,576
23,140	@	O’Reilly Automotive, Inc.	1,329,624
4,880	@	Panera Bread Co.	619,760
19,800		Petsmart, Inc.	810,810
9,440		Phillips-Van Heusen	613,883

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
9,360		Polo Ralph Lauren Corp.	$1,157,364
7,960	@, S	Priceline.com, Inc.	4,031,262
3,060	S	Regal Entertainment Group	41,310
20,460		Ross Stores, Inc.	1,455,115
8,620	@	Royal Caribbean Cruises Ltd.	355,661
14,940		Scripps Networks Interactive - Class A	748,345
650,000	@, S	Sirius XM Radio, Inc.	1,079,000
31,720		Starwood Hotels & Resorts Worldwide, Inc.	1,843,566
2,280	L	Strayer Education, Inc.	297,517
11,400	@	Tempur-Pedic International, Inc.	577,524
5,620		Thor Industries, Inc.	187,539
21,140		Tiffany & Co.	1,298,842
12,200		Tractor Supply Co.	730,292
8,860	@	TRW Automotive Holdings Corp.	488,009
10,600		Tupperware Corp.	632,926
20,360	@	Urban Outfitters, Inc.	607,339
5,520		Weight Watchers International, Inc.	386,952
21,180	S	Wendy’s/Arby’s Group, Inc. - Class A	106,535
5,400		Whirlpool Corp.	460,944
16,060		Williams-Sonoma, Inc.	650,430
9,740	@	WMS Industries, Inc.	344,309
12,600		Wynn Resorts Ltd.	1,603,350
			66,164,404
		Consumer Staples: 5.2%
3,240		Alberto-Culver Co.	120,755
71,620		Avon Products, Inc.	1,936,605
740	@	BJ’s Wholesale Club, Inc.	36,127
13,300		Brown-Forman Corp.	908,390
18,440		Campbell Soup Co.	610,548
11,880		Church & Dwight Co., Inc.	942,559
22,160		Clorox Co.	1,552,751
34,080		Coca-Cola Enterprises, Inc.	930,384
7,500		ConAgra Foods, Inc.	178,125
11,600		Dr Pepper Snapple Group, Inc.	431,056
18,480		Estee Lauder Cos., Inc.	1,780,733
4,740		Flowers Foods, Inc.	129,070
18,480	@	Green Mountain Coffee Roasters, Inc.	1,193,993
9,360	@	Hansen Natural Corp.	563,753
10,080		Herbalife Ltd.	820,109
15,020		Hershey Co.	816,337
21,740		HJ Heinz Co.	1,061,347
11,040		McCormick & Co., Inc.	528,043
4,680		Mead Johnson Nutrition Co.	271,112
74,260	S	Sara Lee Corp.	1,312,174
23,400		Whole Foods Market, Inc.	1,542,060
			17,666,031
		Energy: 6.4%
2,670	@, L	Alpha Natural Resources, Inc.	158,518
19,200		Arch Coal, Inc.	691,968
10,000	@, S	Atlas Energy L.P.	1,000
1,900	@	Atwood Oceanics, Inc.	88,217
23,360	@	Cameron International Corp.	1,333,856
14,000		Cimarex Energy Co.	1,613,360
16,900	@	Concho Resources, Inc.	1,813,370
17,300		Consol Energy, Inc.	927,799
4,640	@	Continental Resources, Inc.	331,621
7,500	@, L	Core Laboratories NV	766,275
3,760	L	Diamond Offshore Drilling	292,152
12,460	@	Dresser-Rand Group, Inc.	668,105
21,660	S	El Paso Corp.	389,880
23,220		EQT Corp.	1,158,678
24,580		EXCO Resources, Inc.	507,823
1,100	@	Exterran Holdings, Inc.	26,103
20,340	@	FMC Technologies, Inc.	1,921,723
12,100	@	Forest Oil Corp.	457,743
7,100	L	Frontline Ltd.	175,867
5,000		Holly Corp.	303,800
30,580	@	McDermott International, Inc.	776,426
3,800		Murphy Oil Corp.	278,996
19,000	@	Nabors Industries Ltd.	577,220
500	@	Oil States International, Inc.	38,070
35,840	@	PetroHawk Energy Corp.	879,514
11,640	@	Pride International, Inc.	499,938
1,220	@, S	Quicksilver Resources, Inc.	17,458
26,640		Range Resources Corp.	1,557,374
2,540	@	Rowan Cos., Inc.	112,217
35,300	@, S	SandRidge Energy, Inc.	451,840
7,100		SM Energy Co.	526,749
900	@	Superior Energy Services	36,900
25,500	@	Ultra Petroleum Corp.	1,255,875
49,900	@	Weatherford International Ltd.	1,127,740

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Energy (continued)
1,200	@	Whiting Petroleum Corp.	$88,140
			21,852,315
		Financials: 5.7%
8,180	@	Affiliated Managers Group, Inc.	894,647
8,620		Ameriprise Financial, Inc.	526,510
9,924		AON Corp.	525,575
400	@	Arch Capital Group Ltd.	39,676
4,340		Arthur J. Gallagher & Co.	131,979
5,740		Axis Capital Holdings Ltd.	200,441
2,600		Bank of Hawaii Corp.	124,332
10,060		Brown & Brown, Inc.	259,548
498	S	Capitol Federal Financial, Inc.	5,612
47,720	@	CB Richard Ellis Group, Inc.	1,274,124
19,760		Eaton Vance Corp.	637,062
720		Endurance Specialty Holdings Ltd.	35,150
3,480		Erie Indemnity Co.	247,463
10,160	L	Federated Investors, Inc.	271,780
15,180	@, S	Genworth Financial, Inc.	204,323
4,900	L	Greenhill & Co., Inc.	322,371
6,200		Hartford Financial Services Group, Inc.	166,966
3,471	@	Howard Hughes Corp.	245,191
6,660	S	Hudson City Bancorp., Inc.	64,469
1,800	@, S	Interactive Brokers Group, Inc.	28,602
12,320	@	IntercontinentalExchange, Inc.	1,522,013
23,040	@	Invesco Ltd.	588,902
2,800	S	Janus Capital Group, Inc.	34,916
7,000		Jones Lang LaSalle, Inc.	698,180
15,400		Lazard Ltd.	640,332
83,500		Marsh & McLennan Cos., Inc.	2,489,135
34,280		Moody’s Corp.	1,162,435
18,420	@	MSCI, Inc. - Class A	678,224
1,860	@	Nasdaq Stock Market, Inc.	48,062
9,480		NYSE Euronext	333,412
25,000		SEI Investments Co.	597,000
13,960	@, L	St Joe Co.	349,977
43,400	S	T. Rowe Price Group, Inc.	2,882,628
39,040		TD Ameritrade Holding Corp.	814,765
1,200	@	Validus Holdings Ltd.	39,996
14,440		Waddell & Reed Financial, Inc.	586,408
			19,672,206
		Health Care: 13.1%
58,260	@, S	Agilent Technologies, Inc.	2,608,883
4,120	@	Alere, Inc.	161,257
14,940	@	Alexion Pharmaceuticals, Inc.	1,474,279
19,440	@	Allscripts Healthcare Solutions, Inc.	408,046
47,260		AmerisourceBergen Corp.	1,869,606
24,020	@, S	Amylin Pharmaceuticals, Inc.	273,107
17,020	@	BioMarin Pharmaceuticals, Inc.	427,713
2,000	@	Brookdale Senior Living, Inc.	56,000
6,600	@	CareFusion Corp.	186,120
11,460	@	Cerner Corp.	1,274,352
2,320	@	Charles River Laboratories International, Inc.	89,042
10,980	@	Community Health Systems, Inc.	439,090
1,400		Cooper Cos., Inc.	97,230
10,840	@	Covance, Inc.	593,165
15,860		CR Bard, Inc.	1,575,057
16,220	@	DaVita, Inc.	1,386,972
23,420	@	Dendreon Corp.	876,611
24,480		Densply International, Inc.	905,515
18,940	@	Edwards Lifesciences Corp.	1,647,780
4,400	@, S	Emdeon, Inc.	70,884
5,000	@	Emergency Medical Services Corp.	317,950
8,340	@	Gen-Probe, Inc.	553,359
41,920	@, S	Health Management Associates, Inc.	456,928
15,300	@	Henry Schein, Inc.	1,073,601
8,920		Hill-Rom Holdings, Inc.	338,782
27,780	@	Hospira, Inc.	1,533,456
31,300	@	Human Genome Sciences, Inc.	859,185
9,640	@	Idexx Laboratories, Inc.	744,401
20,380	@	Illumina, Inc.	1,428,027
6,580	@	Intuitive Surgical, Inc.	2,194,167
920	@	Kinetic Concepts, Inc.	50,066
17,440	@	Laboratory Corp. of America Holdings	1,606,747
21,620	@	Life Technologies Corp.	1,133,320
16,660		Lincare Holdings, Inc.	494,136
7,440	@	Mednax, Inc.	495,578
5,620	@	Mettler Toledo International, Inc.	966,640
60,000	@	Mylan Laboratories	1,360,200
15,400	@	Myriad Genetics, Inc.	310,310
1,960		Omnicare, Inc.	58,780
17,100		Patterson Cos., Inc.	550,449

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
8,920		PerkinElmer, Inc.	$234,328
13,520		Perrigo Co.	1,075,110
17,620		Pharmaceutical Product Development, Inc.	488,250
18,680		Quest Diagnostics	1,078,210
11,300	@	Regeneron Pharmaceuticals, Inc.	507,822
25,360	@	Resmed, Inc.	760,800
10,200	@	SXC Health Solutions Corp.	558,960
8,600	@	Talecris Biotherapeutics Holdings Corp.	230,480
6,220		Techne Corp.	445,352
1,000		Teleflex, Inc.	57,980
58,460	@, S	Tenet Healthcare Corp.	435,527
9,600	@	Thoratec Corp.	248,928
8,260	@	United Therapeutics Corp.	553,585
1,000		Universal Health Services, Inc.	49,410
20,640	@	Varian Medical Systems, Inc.	1,396,090
14,420	@	VCA Antech, Inc.	363,096
33,840	@	Vertex Pharmaceuticals, Inc.	1,621,951
15,100	@	Warner Chilcott PLC	351,528
15,540	@	Waters Corp.	1,350,426
			44,754,624
		Industrials: 15.6%
5,210	@	Aecom Technology Corp.	144,473
5,080		Alliant Techsystems, Inc.	359,004
26,700		Ametek, Inc.	1,171,329
17,960	@, S	AMR Corp.	116,022
280	@	Armstrong World Industries, Inc.	12,956
1,060		Avery Dennison Corp.	44,478
15,240	@	Babcock & Wilcox Co.	508,711
12,600		Bucyrus International, Inc.	1,152,270
720		Carlisle Cos., Inc.	32,076
27,740		CH Robinson Worldwide, Inc.	2,056,366
6,800		Chicago Bridge & Iron Co. NV	276,488
700	@	CNH Global NV	33,985
740		Con-way, Inc.	29,075
28,000	@	Cooper Industries PLC	1,817,200
3,240		Copa Holdings S.A.	171,072
10,080	@	Copart, Inc.	436,766
3,320	@	Corrections Corp. of America	81,008
1,300	S	Covanta Holding Corp.	22,204
33,580	S	Cummins, Inc.	3,681,040
132,480	@, S	Delta Airlines, Inc.	1,298,304
12,860		Donaldson Co., Inc.	788,189
19,760		Dover Corp.	1,299,022
8,380		Dun & Bradstreet Corp.	672,411
14,600		Eaton Corp.	809,424
35,620		Expeditors International Washington, Inc.	1,785,987
22,140	L	Fastenal Co.	1,435,336
8,000		Flowserve Corp.	1,030,400
1,840		Fluor Corp.	135,534
6,380	@	FTI Consulting, Inc.	244,545
8,300		Gardner Denver, Inc.	647,649
2,100		GATX Corp.	81,186
3,100	@	General Cable Corp.	134,230
5,920		Goodrich Corp.	506,338
10,100		Graco, Inc.	459,449
960		Harsco Corp.	33,878
27,700	@	Hertz Global Holdings, Inc.	432,951
4,020		Hubbell, Inc.	285,541
11,200		IDEX Corp.	488,880
8,100	@	IHS, Inc.	718,875
30,600		Iron Mountain, Inc.	955,638
12,640	@	Jacobs Engineering Group, Inc.	650,075
15,260		JB Hunt Transport Services, Inc.	693,109
17,240		Joy Global, Inc.	1,703,484
10,060	@	Kansas City Southern	547,767
700	@, S	KAR Holdings, Inc.	10,738
1,500		KBR, Inc.	56,655
10,200		Kennametal, Inc.	397,800
540	@	Kirby Corp.	30,937
8,380		Landstar System, Inc.	382,798
7,860		Lennox International, Inc.	413,279
7,100		Lincoln Electric Holdings, Inc.	539,032
22,000	S	Manitowoc Co., Inc.	481,360
17,960	S	Masco Corp.	250,003
7,280		MSC Industrial Direct Co.	498,462
11,920	@	Navistar International Corp.	826,414
15,000	@	Oshkosh Truck Corp.	530,700
10,600	@	Owens Corning, Inc.	381,494
19,600		Pall Corp.	1,129,156
7,600		Parker Hannifin Corp.	719,568
8,600		Pentair, Inc.	324,994

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
24,800		Pitney Bowes, Inc.	$637,112
5,400		Regal-Beloit Corp.	398,682
16,200		Republic Services, Inc.	486,648
25,120		Robert Half International, Inc.	768,672
23,860		Rockwell Automation, Inc.	2,258,349
13,800		Rockwell Collins, Inc.	894,654
15,740		Roper Industries, Inc.	1,360,880
1,800	S	RR Donnelley & Sons Co.	34,056
4,700		Ryder System, Inc.	237,820
8,120	@	Shaw Group, Inc.	287,529
16,520	S	Southwest Airlines Co.	208,648
2,700	@	Spirit Aerosystems Holdings, Inc.	69,309
1,600		SPX Corp.	127,024
14,120	@	Stericycle, Inc.	1,252,020
23,500		Textron, Inc.	643,665
1,520	@	Thomas & Betts Corp.	90,394
10,700		Timken Co.	559,610
5,200		Toro Co.	344,344
1,100		Towers Watson & Co.	61,006
8,260	@	TransDigm Group, Inc.	692,436
45,593	@	United Continental Holdings, Inc.	1,048,183
4,600	@, L	USG Corp.	76,636
14,280		UTI Worldwide, Inc.	289,027
3,660		Valmont Industries, Inc.	381,994
17,300	@	Verisk Analytics, Inc.	566,748
10,760	@	WABCO Holdings, Inc.	663,246
1,300		Wabtec Corp.	88,179
15,410		Waste Connections, Inc.	443,654
2,300	@	Wesco International, Inc.	143,750
9,780		WW Grainger, Inc.	1,346,510
			53,418,900
		Information Technology: 22.2%
38,520	@, S	Advanced Micro Devices, Inc.	331,272
29,940	@	Akamai Technologies, Inc.	1,137,720
8,880	@, L	Alliance Data Systems Corp.	762,703
50,560		Altera Corp.	2,225,651
9,080	@	Amdocs Ltd.	261,958
29,040		Amphenol Corp.	1,579,486
49,800		Analog Devices, Inc.	1,961,124
15,160	@	Ansys, Inc.	821,520
2,080	@	Arrow Electronics, Inc.	87,110
11,700	@	Atheros Communications, Inc.	522,405
69,000	@, S	Atmel Corp.	940,470
38,320	@	Autodesk, Inc.	1,690,295
17,800		Avago Technologies Ltd.	553,580
580	S	AVX Corp.	8,648
30,340	@	BMC Software, Inc.	1,509,112
19,280		Broadridge Financial Solutions ADR	437,463
53,000		CA, Inc.	1,281,540
45,220	@, S	Cadence Design Systems, Inc.	440,895
15,520	@, L	Ciena Corp.	402,899
31,080	@	Citrix Systems, Inc.	2,283,137
21,300	@, S	Compuware Corp.	246,015
17,940	@	Cree, Inc.	828,110
27,420	@	Cypress Semiconductor Corp.	531,400
2,400		Diebold, Inc.	85,104
8,920	@	Dolby Laboratories, Inc.	438,953
5,920		DST Systems, Inc.	312,694
51,840	@, S	Electronic Arts, Inc.	1,012,435
7,580	@	Equinix, Inc.	690,538
13,380	@	F5 Networks, Inc.	1,372,387
7,840		Factset Research Systems, Inc.	821,083
9,300	@, L	First Solar, Inc.	1,495,812
17,060	@	Fiserv, Inc.	1,070,003
25,680		Flir Systems, Inc.	888,785
12,200	@	Gartner, Inc.	508,374
11,020	@	Genpact Ltd.	159,570
13,680		Global Payments, Inc.	669,226
21,720		Harris Corp.	1,077,312
4,740	@	IAC/InterActiveCorp	146,419
15,400	@	Informatica Corp.	804,342
1,500	@	Ingram Micro, Inc.	31,545
7,040	S	Intersil Corp.	87,648
46,920	@	Intuit, Inc.	2,491,452
6,240	@	Itron, Inc.	352,186
21,320		Jabil Circuit, Inc.	435,568
36,140	@, S	JDS Uniphase Corp.	753,158
1,600		KLA-Tencor Corp.	75,792
21,180	@	Lam Research Corp.	1,200,059
15,880		Lender Processing Services, Inc.	511,177
37,440		Linear Technology Corp.	1,259,107

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
90,580	@	Marvell Technology Group Ltd.	$1,408,519
50,580		Maxim Integrated Products	1,294,848
15,880	@, S	MEMC Electronic Materials, Inc.	205,805
30,800	L	Microchip Technology, Inc.	1,170,708
13,480	@	Micros Systems, Inc.	666,316
10,460	@, L	Monster Worldwide, Inc.	166,314
14,490		National Instruments Corp.	474,837
36,220	S	National Semiconductor Corp.	519,395
26,780	@, S	NCR Corp.	504,535
57,660	@, S	NetApp, Inc.	2,778,057
12,560	@	NeuStar, Inc.	321,285
13,420	@	Novellus Systems, Inc.	498,285
38,000	@	Nuance Communications, Inc.	743,280
95,720	@	Nvidia Corp.	1,766,991
71,920	@, S	ON Semiconductor Corp.	709,850
54,000		Paychex, Inc.	1,693,440
2,000	@, S	PMC - Sierra, Inc.	15,000
14,300	@	Polycom, Inc.	741,455
17,620	@, S	QLogic Corp.	326,851
17,560	@	Rambus, Inc.	347,688
31,545	@	Red Hat, Inc.	1,431,828
17,080	@	Rovi Corp.	916,342
51,760	@, S	SAIC, Inc.	875,779
19,140	@	Salesforce.com, Inc.	2,556,721
38,480	@	Sandisk Corp.	1,773,543
54,700	@	Seagate Technology, Inc.	787,680
7,678	@	Silicon Laboratories, Inc.	331,766
29,600	@	Skyworks Solutions, Inc.	959,632
11,700		Solera Holdings, Inc.	597,870
6,340	@, S, L	Sunpower Corp. - Class A	108,668
1,500	@	Synopsys, Inc.	41,475
27,940	@	Teradata Corp.	1,416,558
30,140	@, S	Teradyne, Inc.	536,793
20,280	@	Trimble Navigation Ltd.	1,024,951
12,500	@, S	Varian Semiconductor Equipment Associates, Inc.	608,375
28,780	@	VeriSign, Inc.	1,042,124
7,300	@	VistaPrint NV	378,870
9,372	@	WebMD Health Corp.	500,652
8,800	@	Western Digital Corp.	328,152
112,400		Western Union Co.	2,334,548
43,300		Xilinx, Inc.	1,420,240
5,520	@	Zebra Technologies Corp.	216,605
			76,137,873
		Materials: 6.8%
14,000		Airgas, Inc.	929,880
2,700	S	AK Steel Holding Corp.	42,606
15,280		Albemarle Corp.	913,286
16,500		Allegheny Technologies, Inc.	1,117,380
1,180		Ashland, Inc.	68,157
6,440		Ball Corp.	230,874
7,400		Carpenter Technology Corp.	316,054
26,180		Celanese Corp.	1,161,607
8,531		CF Industries Holdings, Inc.	1,166,955
22,660		Cliffs Natural Resources, Inc.	2,227,025
5,480		Compass Minerals International, Inc.	512,544
27,100	@	Crown Holdings, Inc.	1,045,518
7,340		Eagle Materials, Inc.	222,108
2,500		Eastman Chemical Co.	248,300
39,020		Ecolab, Inc.	1,990,800
8,360		FMC Corp.	710,015
13,340		International Flavors & Fragrances, Inc.	831,082
56,800		International Paper Co.	1,714,224
11,440		Lubrizol Corp.	1,532,502
7,600		Martin Marietta Materials, Inc.	681,492
21,680		Nalco Holding Co.	592,081
8,540	@	Owens-Illinois, Inc.	257,823
4,600		PPG Industries, Inc.	437,966
1,400		Reliance Steel & Aluminum Co.	80,892
1,280		Royal Gold, Inc.	67,072
10,820		RPM International, Inc.	256,759
720		Schnitzer Steel Industries, Inc.	46,807
7,680		Scotts Miracle-Gro Co.	444,288
9,520		Sherwin-Williams Co.	799,585
18,720		Sigma-Aldrich Corp.	1,191,341
3,300		Temple-Inland, Inc.	77,220
14,300	@	Titanium Metals Corp.	265,694
4,500		United States Steel Corp.	242,730
1,700		Valspar Corp.	66,470
7,100		Walter Industries, Inc.	961,553
			23,450,690

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Telecommunication Services: 1.7%
19,400	@, L	Clearwire Corp.		$108,446
48,560	@	Crown Castle International Corp.		2,066,228
63,320	S	Frontier Communications Corp.		520,490
106,900	@, S	Level 3 Communications, Inc.		157,143
20,120	@, S	MetroPCS Communications, Inc.		326,749
22,080	@	NII Holdings, Inc.		920,074
19,560	@	SBA Communications Corp.		776,141
25,340	@, S	TW Telecom, Inc.		486,528
33,500	S	Windstream Corp.		431,145
				5,792,944
		Utilities: 0.3%
27,160	@, S	Calpine Corp.		431,029
7,380		ITC Holdings Corp.		515,862
1,640	L	Ormat Technologies, Inc.		41,541
				988,432
		Total Common Stock
		(Cost $210,734,228)		329,898,419
REAL ESTATE INVESTMENT TRUSTS: 1.3%
		Financials: 1.3%
2,600		AMB Property Corp.		93,522
9,600		Apartment Investment & Management Co.		244,512
13,820	L	Digital Realty Trust, Inc.		803,495
3,000		Equity Residential		169,230
2,000		Essex Property Trust, Inc.		248,000
6,140		Federal Realty Investment Trust		500,778
54,849	S	General Growth Properties, Inc.		849,063
11,580		Plum Creek Timber Co., Inc.		505,004
5,200	S	Prologis		83,096
4,000		Rayonier, Inc.		249,240
1,900		UDR, Inc.		46,303
7,100		Ventas, Inc.		385,530
2,400		Vornado Realty Trust		210,000
		Total Real Estate Investment Trusts
		(Cost $3,478,941)		4,387,773
		Total Long-Term Investments
		(Cost $214,213,169)		334,286,192
SHORT-TERM INVESTMENTS:2.9%
		Mutual Funds: 0.2%
641,000		BlackRock Liquidity Funds, TempFund, Institutional Class		641,000
		Total Mutual Funds
		(Cost $641,000)		641,000
		Securities Lending Collateral(cc): 2.7%
8,340,996		BNY Mellon Overnight Government Fund (1)		8,340,996
1,077,859	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		862,287
		Total Securities Lending Collateral
		(Cost $9,418,855)		9,203,283
		Total Short-Term Investments
		(Cost $10,059,855)		9,844,283
		Total Investments in Securities
		(Cost $224,273,024)*	100.5%	$344,130,475
		Other Assets and Liabilities - Net	(0.5)	(1,675,785)
		Net Assets	100.0%	$342,454,690

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $225,183,680.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$122,104,993
		Gross Unrealized Depreciation		(3,158,198)
		Net Unrealized Appreciation		$118,946,795

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$66,164,404	$—	$—	$66,164,404
Consumer Staples	17,666,031	—	—	17,666,031
Energy	21,851,315	—	1,000	21,852,315
Financials	19,672,206	—	—	19,672,206
Health Care	44,754,624	—	—	44,754,624
Industrials	53,418,900	—	—	53,418,900
Information Technology	76,137,873	—	—	76,137,873
Materials	23,450,690	—	—	23,450,690
Telecommunication Services	5,792,944	—	—	5,792,944
Utilities	988,432	—	—	988,432
Total Common Stock	329,897,419	—	1,000	329,898,419
Real Estate Investment Trusts	4,387,773	—	—	4,387,773
Short-Term Investments	8,981,996	—	862,287	9,844,283
Total Investments, at value	$343,267,188	$—	$863,287	$344,130,475
Other Financial Instruments+:
Futures	133,042	—	—	133,042
Total Assets	$343,400,230	$—	$863,287	$344,263,517

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Common Stock	$—	$1,000	$—	$—	$—	$—	$—	$—	$1,000
Short-Term Investments	862,287	—	—	—	—	—	—	—	862,287
Total Investments, at value	$862,287	$1,000	$—	$—	$—	$—	$—	$—	$863,287

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Growth Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Russell™ Mid Cap Growth Index Portfolio Open Futures Contracts on March 31, 2011:

	Number of			Unrealized
Contract Description	Contracts	Expiration Date	Notional Value	Appreciation/(Depreciation)
Long Contracts
S&P Mid 400 E-Mini	87	06/17/11	$8,589,510	$133,042
			$8,589,510	$133,042

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 91.8%
		Consumer Discretionary: 14.9%
28,150		Aaron’s, Inc.	$713,884
34,350		Abercrombie & Fitch Co.	2,016,345
34,200		Advance Auto Parts, Inc.	2,244,204
36,350	@	Aeropostale, Inc.	884,032
81,350		American Eagle Outfitters	1,292,652
50,450	@	Apollo Group, Inc. - Class A	2,104,270
33,200		Autoliv, Inc.	2,464,436
28,250	@, L	Autonation, Inc.	999,203
10,850	@	Autozone, Inc.	2,968,126
21,500	@	Bally Technologies, Inc.	813,775
102,450	@	Bed Bath & Beyond, Inc.	4,945,262
31,600	@	Big Lots, Inc.	1,372,388
45,850	@	BorgWarner, Inc.	3,653,787
39,950		Brinker International, Inc.	1,010,735
91,600		Cablevision Systems Corp.	3,170,276
25,400	@	Career Education Corp.	577,088
87,000	@	Carmax, Inc.	2,792,700
264,600		CBS Corp. - Class B	6,625,584
14,700	@	Central European Media Enterprises Ltd.	310,170
69,400		Chico’s FAS, Inc.	1,034,060
12,300	@	Chipotle Mexican Grill, Inc.	3,350,151
10,800		Choice Hotels International, Inc.	419,580
15,750	@	Clear Channel Outdoor Holdings, Inc.	229,163
118,700		Coach, Inc.	6,177,148
108,400		D.R. Horton, Inc.	1,262,860
54,650		Darden Restaurants, Inc.	2,684,955
24,700		DeVry, Inc.	1,360,229
34,850	@	Dick’s Sporting Goods, Inc.	1,393,303
110,600	@	Discovery Communications, Inc. - Class A	4,412,940
77,900	@	Dish Network Corp.	1,897,644
27,200	@	Dollar General Corp.	852,720
51,750	@	Dollar Tree, Inc.	2,873,160
28,800	@	DreamWorks Animation SKG, Inc.	804,384
16,600	@, L	Education Management Corp.	347,604
79,750		Expedia, Inc.	1,807,135
52,550		Family Dollar Stores, Inc.	2,696,866
7,650	@	Federal Mogul Corp.	190,485
60,900		Foot Locker, Inc.	1,200,948
59,300		Fortune Brands, Inc.	3,670,077
20,500	@	Fossil, Inc.	1,919,825
59,450	@, L	GameStop Corp.	1,338,814
92,650		Gannett Co., Inc.	1,411,060
43,650	L	Garmin Ltd.	1,477,989
54,300		Gentex Corp.	1,642,575
61,850		Genuine Parts Co.	3,317,634
94,450	@	Goodyear Tire & Rubber Co.	1,414,861
25,100		Guess ?, Inc.	987,685
128,100		H&R Block, Inc.	2,144,394
37,200	@	Hanesbrands, Inc.	1,005,888
91,700		Harley-Davidson, Inc.	3,896,333
27,100		Harman International Industries, Inc.	1,268,822
50,750		Hasbro, Inc.	2,377,130
24,300		Hillenbrand, Inc.	522,450
16,900	@	Hyatt Hotels Corp.	727,376
116,000		International Game Technology	1,882,680
11,600		International Speedway Corp.	345,680
190,350		Interpublic Group of Cos., Inc.	2,392,700
13,450	@, L	ITT Educational Services, Inc.	970,418
21,400		J Crew Group, Inc.	—
35,800		Jarden Corp.	1,273,406
91,900		JC Penney Co., Inc.	3,300,129
17,450		John Wiley & Sons, Inc.	887,158
29,900		KB Home	371,956
22,400	@	Lamar Advertising Co.	827,456
36,400		Lear Corp.	1,778,868
57,650		Leggett & Platt, Inc.	1,412,425
61,950	L	Lennar Corp.	1,122,534
98,900	@, L	Liberty Global, Inc.	4,095,449
31,150	@	Liberty Media Corp. - Capital Shares A	2,294,821
232,400	@	Liberty Media Corp. - Interactive - Class A	3,727,696
20,000	@	Liberty Media Corp. - Starz	1,552,000
103,950		Limited Brands, Inc.	3,417,876
55,550	@	LKQ Corp.	1,338,755

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
164,150		Macy’s, Inc.	$3,982,279
23,475	@	Madison Square Garden, Inc.	633,590
105,625		Marriott International, Inc.	3,758,138
141,950		Mattel, Inc.	3,538,814
122,750		McGraw-Hill Cos., Inc.	4,836,350
14,700		MDC Holdings, Inc.	372,645
13,950	L	Meredith Corp.	473,184
106,550	@	MGM Resorts International	1,401,133
21,800	@	Mohawk Industries, Inc.	1,333,070
8,600		Morningstar, Inc.	502,068
15,600	@	NetFlix, Inc.	3,702,348
52,700	@, S	New York Times Co.	499,069
108,200		Newell Rubbermaid, Inc.	2,069,866
65,050		Nordstrom, Inc.	2,919,444
2,320	@	NVR, Inc.	1,753,920
107,050	@, S	Office Depot, Inc.	495,642
53,750	@	O’Reilly Automotive, Inc.	3,088,475
11,950	@	Panera Bread Co.	1,517,650
26,400	@	Penn National Gaming, Inc.	978,384
46,050		Petsmart, Inc.	1,885,748
22,000		Phillips-Van Heusen	1,430,660
21,700		Polo Ralph Lauren Corp.	2,683,205
18,450	@, S	Priceline.com, Inc.	9,343,818
131,090	@, S	Pulte Homes, Inc.	970,066
48,750		RadioShack Corp.	731,738
31,400		Regal Entertainment Group	423,900
47,550		Ross Stores, Inc.	3,381,756
51,250	@	Royal Caribbean Cruises Ltd.	2,114,575
34,850		Scripps Networks Interactive - Class A	1,745,637
17,600	@, L	Sears Holding Corp.	1,454,640
99,200	S	Service Corp. International	1,097,152
33,250	@	Signet Jewelers Ltd.	1,530,165
1,512,100	@, S, L	Sirius XM Radio, Inc.	2,510,086
62,377		Stanley Black & Decker, Inc.	4,778,078
73,750		Starwood Hotels & Resorts Worldwide, Inc.	4,286,350
5,500	L	Strayer Education, Inc.	717,695
28,100	@	Tempur-Pedic International, Inc.	1,423,546
13,100		Thor Industries, Inc.	437,147
49,150		Tiffany & Co.	3,019,776
56,250	@	Toll Brothers, Inc.	1,112,063
28,200		Tractor Supply Co.	1,688,052
30,550	@	TRW Automotive Holdings Corp.	1,682,694
24,500		Tupperware Corp.	1,462,895
47,450	@	Urban Outfitters, Inc.	1,415,434
34,250		VF Corp.	3,374,653
129,200		Virgin Media, Inc.	3,590,468
2,320	L	Washington Post	1,015,139
13,000		Weight Watchers International, Inc.	911,300
128,100	S	Wendy’s/Arby’s Group, Inc. - Class A	644,343
29,200		Whirlpool Corp.	2,492,512
37,500		Williams-Sonoma, Inc.	1,518,750
22,600	@	WMS Industries, Inc.	798,910
69,950		Wyndham Worldwide Corp.	2,225,110
29,300		Wynn Resorts Ltd.	3,728,425
			249,551,727
		Consumer Staples: 5.8%
33,350		Alberto-Culver Co.	1,242,955
166,750		Avon Products, Inc.	4,508,920
20,900	@	BJ’s Wholesale Club, Inc.	1,020,338
41,312		Brown-Forman Corp.	2,821,610
56,050	@	Bunge Ltd.	4,054,097
71,500		Campbell Soup Co.	2,367,365
27,550	@	Central European Distribution Corp.	312,693
27,650		Church & Dwight Co., Inc.	2,193,751
54,750		Clorox Co.	3,836,333
124,000		Coca-Cola Enterprises, Inc.	3,385,200
173,300		ConAgra Foods, Inc.	4,115,875
71,350	@	Constellation Brands, Inc.	1,446,978
29,300		Corn Products International, Inc.	1,518,326
70,650	@, S	Dean Foods Co.	706,500
95,650		Dr Pepper Snapple Group, Inc.	3,554,354
27,300	@	Energizer Holdings, Inc.	1,942,668
42,950		Estee Lauder Cos., Inc.	4,138,662
29,600		Flowers Foods, Inc.	806,008
43,000	@	Green Mountain Coffee Roasters, Inc.	2,778,230
25,700	@	Hansen Natural Corp.	1,547,911
23,300		Herbalife Ltd.	1,895,688
59,800		Hershey Co.	3,250,130
123,000		HJ Heinz Co.	6,004,860
53,800		Hormel Foods Corp.	1,497,792
46,350		JM Smucker Co.	3,308,927

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Staples (continued)
59,450		Lorillard, Inc.	$5,648,345
51,550		McCormick & Co., Inc.	2,465,637
79,600		Mead Johnson Nutrition Co.	4,611,228
51,250		Molson Coors Brewing Co.	2,403,113
21,300	@	Ralcorp Holdings, Inc.	1,457,559
151,200		Safeway, Inc.	3,559,248
257,250		Sara Lee Corp.	4,545,608
53,550	@	Smithfield Foods, Inc.	1,288,413
82,550	S	Supervalu, Inc.	737,172
116,100		Tyson Foods, Inc.	2,227,959
54,450		Whole Foods Market, Inc.	3,588,255
			96,788,708
		Energy: 9.3%
47,091	@, L	Alpha Natural Resources, Inc.	2,795,793
63,200		Arch Coal, Inc.	2,277,728
30,500	@, S	Atlas Energy L.P.	3,050
15,869		Atlas Energy L.P.	354,513
21,800	@	Atwood Oceanics, Inc.	1,012,174
40,450		Cabot Oil & Gas Corp.	2,142,637
95,000	@, S	Cameron International Corp.	5,424,500
32,650		Cimarex Energy Co.	3,762,586
28,500	@	Cobalt International Energy, Inc.	479,085
18,400	@, L	Comstock Resources, Inc.	569,296
37,400	@	Concho Resources, Inc.	4,013,020
87,850		Consol Energy, Inc.	4,711,396
12,000	@	Continental Resources, Inc.	857,640
17,300	@, L	Core Laboratories NV	1,767,541
155,325	@	Denbury Resources, Inc.	3,789,930
26,800	L	Diamond Offshore Drilling	2,082,360
32,050	@	Dresser-Rand Group, Inc.	1,718,521
273,800		El Paso Corp.	4,928,400
57,850		EQT Corp.	2,886,715
57,100		EXCO Resources, Inc.	1,179,686
24,500	@	Exterran Holdings, Inc.	581,385
47,250	@	FMC Technologies, Inc.	4,464,180
43,700	@	Forest Oil Corp.	1,653,171
41,150	@	Frontier Oil Corp.	1,206,518
20,050	L	Frontline Ltd.	496,639
36,550		Helmerich & Payne, Inc.	2,510,620
17,250		Holly Corp.	1,048,110
40,000		Massey Energy Co.	2,734,400
89,950	@	McDermott International, Inc.	2,283,831
74,450		Murphy Oil Corp.	5,466,119
110,900	@	Nabors Industries Ltd.	3,369,142
51,850	@	Newfield Exploration Co.	3,941,119
67,950		Noble Energy, Inc.	6,567,368
21,400	@	Oceaneering International, Inc.	1,914,230
19,550	@	Oil States International, Inc.	1,488,537
59,900		Patterson-UTI Energy, Inc.	1,760,461
104,600	S	Peabody Energy Corp.	7,527,016
117,600	@	PetroHawk Energy Corp.	2,885,904
45,150		Pioneer Natural Resources Co.	4,601,688
54,450	@	Plains Exploration & Production Co.	1,972,724
68,400	@	Pride International, Inc.	2,937,780
68,150		QEP Resources, Inc.	2,762,801
45,950	@	Quicksilver Resources, Inc.	657,545
62,000		Range Resources Corp.	3,624,520
44,550	@	Rowan Cos., Inc.	1,968,219
140,250	@, S	SandRidge Energy, Inc.	1,795,200
8,800	@	SEACOR Holdings, Inc.	813,648
24,400		SM Energy Co.	1,810,236
48,350		Southern Union Co.	1,383,777
252,100		Spectra Energy Corp.	6,852,078
46,950		Sunoco, Inc.	2,140,451
30,600	@	Superior Energy Services	1,254,600
16,550		Teekay Shipping Corp.	611,192
54,950	@	Tesoro Corp.	1,474,309
20,200		Tidewater, Inc.	1,208,970
59,200	@	Ultra Petroleum Corp.	2,915,600
15,650	@	Unit Corp.	969,518
220,000	S	Valero Energy Corp.	6,560,400
288,000	@	Weatherford International Ltd.	6,508,800
45,500	@	Whiting Petroleum Corp.	3,341,975
			156,821,352
		Financials: 12.2%
17,250	@	Affiliated Managers Group, Inc.	1,886,633
2,621	@	Alleghany Corp.	867,631
19,650	@	Allied World Assurance Co.	1,231,859
33,400		American Financial Group, Inc.	1,169,668
46,950	@, L	American International Group, Inc.	1,649,823
2,700		American National Insurance	213,759

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Financials (continued)
100,200	S	Ameriprise Financial, Inc.	$6,120,216
127,834	S	AON Corp.	6,770,089
20,350	@	Arch Capital Group Ltd.	2,018,517
74,500		Ares Capital Corp.	1,259,050
40,300		Arthur J. Gallagher & Co.	1,225,523
30,100		Aspen Insurance Holdings Ltd.	829,556
67,350		Associated Banc-Corp.	1,000,148
43,450		Assurant, Inc.	1,673,260
71,800		Assured Guaranty Ltd.	1,069,820
49,300		Axis Capital Holdings Ltd.	1,721,556
32,450		Bancorpsouth, Inc.	501,353
18,700		Bank of Hawaii Corp.	894,234
9,750		BOK Financial Corp.	503,880
43,950		Brown & Brown, Inc.	1,133,910
125,450	S	CapitalSource, Inc.	883,168
17,496		Capitol Federal Financial, Inc.	197,180
110,850	@	CB Richard Ellis Group, Inc.	2,959,695
56,850		Cincinnati Financial Corp.	1,864,680
77,800	@	CIT Group, Inc.	3,310,390
17,650		City National Corp.	1,006,933
10,250		CNA Financial Corp.	302,888
68,600		Comerica, Inc.	2,518,992
29,655		Commerce Bancshares, Inc.	1,199,248
20,400		Cullen/Frost Bankers, Inc.	1,204,008
211,650		Discover Financial Services	5,104,998
85,500	@	E*Trade Financial Corp.	1,336,365
57,600		East-West Bancorp., Inc.	1,264,896
45,950		Eaton Vance Corp.	1,481,428
17,800		Endurance Specialty Holdings Ltd.	868,996
11,100		Erie Indemnity Co.	789,321
22,900		Everest Re Group Ltd.	2,019,322
34,650	L	Federated Investors, Inc.	926,888
89,350		Fidelity National Title Group, Inc.	1,262,516
340,050		Fifth Third Bancorp.	4,719,894
2,100		First Citizens BancShares, Inc.	421,218
91,959		First Horizon National Corp.	1,030,860
81,300	L	First Niagara Financial Group, Inc.	1,104,054
49,600	@, L	Forest City Enterprises, Inc.	933,968
77,050	S	Fulton Financial Corp.	856,026
190,200	@	Genworth Financial, Inc.	2,560,092
11,500	L	Greenhill & Co., Inc.	756,585
17,400		Hanover Insurance Group, Inc.	787,350
172,800		Hartford Financial Services Group, Inc.	4,653,504
44,750		HCC Insurance Holdings, Inc.	1,401,123
9,406	@	Howard Hughes Corp.	664,440
183,800		Hudson City Bancorp., Inc.	1,779,184
308,900	S	Huntington Bancshares, Inc.	2,051,096
14,000	@	Interactive Brokers Group, Inc.	222,460
28,700	@	IntercontinentalExchange, Inc.	3,545,598
169,700	@	Invesco Ltd.	4,337,532
71,450		Janus Capital Group, Inc.	890,982
45,350		Jefferies Group, Inc.	1,131,029
16,400		Jones Lang LaSalle, Inc.	1,635,736
342,050	S	Keycorp	3,037,404
35,700		Lazard Ltd.	1,484,406
63,650		Legg Mason, Inc.	2,297,129
75,850		Leucadia National Corp.	2,847,409
117,750		Lincoln National Corp.	3,537,210
28,600		M&T Bank Corp.	2,530,242
3,780	@	Markel Corp.	1,566,621
210,650	S	Marsh & McLennan Cos., Inc.	6,279,477
205,150	S	Marshall & Ilsley Corp.	1,639,149
59,650	@, L	MBIA, Inc.	598,886
10,350		Mercury General Corp.	404,996
79,850		Moody’s Corp.	2,707,714
42,950	@	MSCI, Inc. - Class A	1,581,419
52,750	@	Nasdaq Stock Market, Inc.	1,363,060
169,400	L	New York Community Bancorp., Inc.	2,923,844
101,600		NYSE Euronext	3,573,272
93,800		Old Republic International Corp.	1,190,322
8,950	@	OneBeacon Insurance Group Ltd.	121,094
30,500		PartnerRe Ltd.	2,416,820
144,550		People’s United Financial, Inc.	1,818,439
343,900	@, S	Popular, Inc.	1,000,749
124,450		Principal Financial Group, Inc.	3,996,090
260,800		Progressive Corp.	5,510,704
33,300		Protective Life Corp.	884,115
38,600		Raymond James Financial, Inc.	1,476,064
463,850	S	Regions Financial Corp.	3,367,551
28,400		Reinsurance Group of America, Inc.	1,782,952
22,500		RenaissanceRe Holdings Ltd.	1,552,275

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Financials (continued)
58,150		SEI Investments Co.	$1,388,622
189,100	@	SLM Corp.	2,893,230
36,000	@, L	St Joe Co.	902,520
18,450		Stancorp Financial Group, Inc.	850,914
194,500		SunTrust Bank	5,609,380
13,500		Symetra Financial Corp.	183,600
304,700	S	Synovus Financial Corp.	731,280
100,950		T. Rowe Price Group, Inc.	6,705,099
55,250		TCF Financial Corp.	876,265
90,750		TD Ameritrade Holding Corp.	1,893,953
31,150	S	TFS Financial Corp.	330,813
32,100		Torchmark Corp.	2,134,008
24,950		Transatlantic Holdings, Inc.	1,214,317
19,850		Unitrin, Inc.	612,968
129,450		UnumProvident Corp.	3,398,063
31,900	@	Validus Holdings Ltd.	1,063,227
62,642		Valley National Bancorp.	874,482
33,650		Waddell & Reed Financial, Inc.	1,366,527
43,750		Washington Federal, Inc.	758,625
500		Wesco Financial Corp.	194,600
2,930	@	White Mountains Insurance Group Ltd.	1,067,106
35,450	S	Wilmington Trust Corp.	160,234
49,400		WR Berkley Corp.	1,591,174
133,100		XL Group PLC	3,274,260
62,350		Zions Bancorp.	1,437,791
			204,727,599
		Health Care: 9.0%
135,500	@	Agilent Technologies, Inc.	6,067,690
32,700	@	Alere, Inc.	1,279,878
34,900	@	Alexion Pharmaceuticals, Inc.	3,443,932
39,600	@	Allscripts Healthcare Solutions, Inc.	831,204
109,900		AmerisourceBergen Corp.	4,347,644
55,850	@	Amylin Pharmaceuticals, Inc.	635,015
27,300	S	Beckman Coulter, Inc.	2,267,811
39,550	@	BioMarin Pharmaceuticals, Inc.	993,892
7,600	@	Bio-Rad Laboratories, Inc.	913,064
590,000	@, S	Boston Scientific Corp.	4,242,100
33,300	@	Brookdale Senior Living, Inc.	932,400
70,300	@	CareFusion Corp.	1,982,460
29,200	@	Cephalon, Inc.	2,212,776
26,800	@	Cerner Corp.	2,980,160
25,700	@	Charles River Laboratories International, Inc.	986,366
107,600		Cigna Corp.	4,764,528
36,850	@	Community Health Systems, Inc.	1,473,632
17,650		Cooper Cos., Inc.	1,225,793
25,100	@	Covance, Inc.	1,373,472
57,600	@	Coventry Health Care, Inc.	1,836,864
36,950		CR Bard, Inc.	3,669,505
40,350	@	DaVita, Inc.	3,450,329
52,600	@	Dendreon Corp.	1,968,818
57,000		Densply International, Inc.	2,108,430
44,100	@	Edwards Lifesciences Corp.	3,836,700
11,100	@	Emdeon, Inc.	178,821
11,600	@	Emergency Medical Services Corp.	737,644
45,250	@	Endo Pharmaceuticals Holdings, Inc.	1,726,740
117,700	@	Forest Laboratories, Inc.	3,801,710
19,300	@	Gen-Probe, Inc.	1,280,555
97,450	@, S	Health Management Associates, Inc.	1,062,205
38,750	@	Health Net, Inc.	1,267,125
35,600	@	Henry Schein, Inc.	2,498,052
24,500		Hill-Rom Holdings, Inc.	930,510
100,750	@	Hologic, Inc.	2,236,650
64,550	@	Hospira, Inc.	3,563,160
72,900	@, L	Human Genome Sciences, Inc.	2,001,105
66,200	@	Humana, Inc.	4,630,028
22,400	@	Idexx Laboratories, Inc.	1,729,728
47,350	@	Illumina, Inc.	3,317,815
15,250	@	Intuitive Surgical, Inc.	5,085,265
24,400	@	Kinetic Concepts, Inc.	1,327,848
40,600	@	Laboratory Corp. of America Holdings	3,740,478
71,061	@	Life Technologies Corp.	3,725,018
21,500	@	LifePoint Hospitals, Inc.	863,870
38,700		Lincare Holdings, Inc.	1,147,842
18,350	@	Mednax, Inc.	1,222,294
13,100	@	Mettler Toledo International, Inc.	2,253,200
155,600	@	Mylan Laboratories	3,527,452
38,100	@	Myriad Genetics, Inc.	767,715
46,850		Omnicare, Inc.	1,405,032
39,650		Patterson Cos., Inc.	1,276,334
45,850		PerkinElmer, Inc.	1,204,480
31,500		Perrigo Co.	2,504,880

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
41,050		Pharmaceutical Product Development, Inc.	$1,137,496
52,350		Quest Diagnostics	3,021,642
25,200	@	Regeneron Pharmaceuticals, Inc.	1,132,488
59,000	@	Resmed, Inc.	1,770,000
23,800	@	SXC Health Solutions Corp.	1,304,240
20,000	@	Talecris Biotherapeutics Holdings Corp.	536,000
14,450		Techne Corp.	1,034,620
15,550		Teleflex, Inc.	901,589
188,450	@, S	Tenet Healthcare Corp.	1,403,953
22,300	@	Thoratec Corp.	578,239
19,300	@	United Therapeutics Corp.	1,293,486
35,000		Universal Health Services, Inc.	1,729,350
48,050	@	Varian Medical Systems, Inc.	3,250,102
33,450	@	VCA Antech, Inc.	842,271
78,700	@	Vertex Pharmaceuticals, Inc.	3,772,091
35,100	@	Warner Chilcott PLC	817,128
36,150	@	Waters Corp.	3,141,435
43,450	@	Watson Pharmaceuticals, Inc.	2,433,635
			150,937,784
		Industrials: 12.9%
39,450	@	Aecom Technology Corp.	1,093,949
36,200	@	AGCO Corp.	1,989,914
16,050		Alexander & Baldwin, Inc.	732,683
12,900		Alliant Techsystems, Inc.	911,643
61,975		Ametek, Inc.	2,718,843
129,500	@, S	AMR Corp.	836,570
7,800	@	Armstrong World Industries, Inc.	360,906
43,050		Avery Dennison Corp.	1,806,378
44,975	@	Babcock & Wilcox Co.	1,501,266
37,350	@	BE Aerospace, Inc.	1,327,046
29,200		Bucyrus International, Inc.	2,670,340
23,700		Carlisle Cos., Inc.	1,055,835
64,550		CH Robinson Worldwide, Inc.	4,785,092
39,400		Chicago Bridge & Iron Co. NV	1,602,004
51,650		Cintas Corp.	1,563,446
9,900	@	CNH Global NV	480,645
20,950		Con-way, Inc.	823,126
65,200	@	Cooper Industries PLC	4,231,480
11,900		Copa Holdings S.A.	628,320
28,100	@	Copart, Inc.	1,217,573
44,250	@	Corrections Corp. of America	1,079,700
50,450		Covanta Holding Corp.	861,686
19,200		Crane Co.	929,856
78,000	S	Cummins, Inc.	8,550,360
307,262	@	Delta Airlines, Inc.	3,011,168
30,000		Donaldson Co., Inc.	1,838,700
72,650		Dover Corp.	4,776,011
19,600		Dun & Bradstreet Corp.	1,572,704
130,500	S	Eaton Corp.	7,234,835
49,250		Equifax, Inc.	1,913,363
82,850		Expeditors International Washington, Inc.	4,154,099
51,450	L	Fastenal Co.	3,335,504
21,800		Flowserve Corp.	2,807,840
69,450		Fluor Corp.	5,115,687
18,250	@	FTI Consulting, Inc.	699,523
20,400		Gardner Denver, Inc.	1,591,812
17,950		GATX Corp.	693,947
20,300	@	General Cable Corp.	878,990
48,750		Goodrich Corp.	4,169,588
23,600		Graco, Inc.	1,073,564
31,350		Harsco Corp.	1,106,342
75,250	@, L	Hertz Global Holdings, Inc.	1,176,158
23,400		Hubbell, Inc.	1,662,102
31,650		IDEX Corp.	1,381,523
18,850	@	IHS, Inc.	1,672,938
125,300		Ingersoll-Rand PLC	6,053,243
71,050		Iron Mountain, Inc.	2,218,892
71,350		ITT Corp.	4,284,568
48,650	@	Jacobs Engineering Group, Inc.	2,502,070
35,500		JB Hunt Transport Services, Inc.	1,612,410
40,050		Joy Global, Inc.	3,957,341
39,800	@	Kansas City Southern	2,167,110
10,800	@	KAR Holdings, Inc.	165,672
62,400		KBR, Inc.	2,356,848
31,900		Kennametal, Inc.	1,244,100
21,000	@	Kirby Corp.	1,203,090
45,050		L-3 Communications Holdings, Inc.	3,527,866
19,500		Landstar System, Inc.	890,760
18,250		Lennox International, Inc.	959,585
16,650		Lincoln Electric Holdings, Inc.	1,264,068
51,150		Manitowoc Co., Inc.	1,119,162

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
31,900		Manpower, Inc.	$2,005,872
139,600		Masco Corp.	1,943,232
16,950		MSC Industrial Direct Co.	1,160,567
27,700	@	Navistar International Corp.	1,920,441
35,000	@	Oshkosh Truck Corp.	1,238,300
44,400	@	Owens Corning, Inc.	1,597,956
45,550		Pall Corp.	2,624,136
62,600		Parker Hannifin Corp.	5,926,968
38,450		Pentair, Inc.	1,453,026
80,750		Pitney Bowes, Inc.	2,074,468
81,850	@	Quanta Services, Inc.	1,835,896
15,000		Regal-Beloit Corp.	1,107,450
126,410		Republic Services, Inc.	3,797,356
58,300		Robert Half International, Inc.	1,783,980
55,500		Rockwell Automation, Inc.	5,253,075
61,250		Rockwell Collins, Inc.	3,970,838
36,500		Roper Industries, Inc.	3,155,790
80,250		RR Donnelley & Sons Co.	1,518,330
20,600		Ryder System, Inc.	1,042,360
32,750	@	Shaw Group, Inc.	1,159,678
22,500		Snap-On, Inc.	1,351,350
289,600		Southwest Airlines Co.	3,657,648
41,250	@	Spirit Aerosystems Holdings, Inc.	1,058,888
19,400		SPX Corp.	1,540,166
32,950	@	Stericycle, Inc.	2,921,677
42,250	@	Terex Corp.	1,564,940
106,350		Textron, Inc.	2,912,927
20,600	@	Thomas & Betts Corp.	1,225,082
33,650		Timken Co.	1,759,895
13,100		Toro Co.	867,482
16,700		Towers Watson & Co.	926,182
19,200	@	TransDigm Group, Inc.	1,609,536
30,900		Trinity Industries, Inc.	1,133,103
122,490	@, L	United Continental Holdings, Inc.	2,816,045
32,150	@	URS Corp.	1,480,508
26,350	@, L	USG Corp.	438,991
39,450		UTI Worldwide, Inc.	798,468
8,600		Valmont Industries, Inc.	897,582
40,200	@	Verisk Analytics, Inc.	1,316,952
25,000	@	WABCO Holdings, Inc.	1,541,000
18,700		Wabtec Corp.	1,268,421
45,300		Waste Connections, Inc.	1,304,187
16,550	@	Wesco International, Inc.	1,034,375
24,100		WW Grainger, Inc.	3,318,088
			216,465,056
		Information Technology: 13.8%
233,800	@, S	Advanced Micro Devices, Inc.	2,010,680
66,900	@	Akamai Technologies, Inc.	2,542,200
20,750	@, L	Alliance Data Systems Corp.	1,782,218
117,400		Altera Corp.	5,167,948
80,350	@	Amdocs Ltd.	2,318,098
67,550		Amphenol Corp.	3,674,045
115,900		Analog Devices, Inc.	4,564,142
35,250	@	Ansys, Inc.	1,910,198
41,500	@	AOL, Inc.	810,495
47,250	@	Arrow Electronics, Inc.	1,978,830
27,200	@	Atheros Communications, Inc.	1,214,480
179,300	@	Atmel Corp.	2,443,859
89,200	@	Autodesk, Inc.	3,934,612
41,300		Avago Technologies Ltd.	1,284,430
59,000	@	Avnet, Inc.	2,011,310
18,650		AVX Corp.	278,072
70,650	@	BMC Software, Inc.	3,514,131
53,050		Broadridge Financial Solutions ADR	1,203,705
172,800	@, S	Brocade Communications Systems, Inc.	1,062,720
151,400		CA, Inc.	3,660,852
105,250	@, S	Cadence Design Systems, Inc.	1,026,188
36,050	@	Ciena Corp.	935,858
72,350	@	Citrix Systems, Inc.	5,314,831
60,000		Computer Sciences Corp.	2,923,800
87,600	@	Compuware Corp.	1,011,780
38,750	@	Convergys Corp.	556,450
40,400		CoreLogic, Inc.	747,400
41,800	@	Cree, Inc.	1,929,488
63,700	@	Cypress Semiconductor Corp.	1,234,506
25,600		Diebold, Inc.	907,776
20,800	@	Dolby Laboratories, Inc.	1,023,568
13,750		DST Systems, Inc.	726,275
14,450	@	EchoStar Holding Corp.	546,933
128,300	@	Electronic Arts, Inc.	2,505,699
17,600	@	Equinix, Inc.	1,603,360

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
31,250	@	F5 Networks, Inc.	$3,205,313
18,150		Factset Research Systems, Inc.	1,900,850
48,850	@	Fairchild Semiconductor International, Inc.	889,070
109,955		Fidelity National Information Services, Inc.	3,594,429
21,500	@, L	First Solar, Inc.	3,458,060
59,350	@	Fiserv, Inc.	3,722,432
59,650		Flir Systems, Inc.	2,064,487
28,400	@	Gartner, Inc.	1,183,428
25,600	@	Genpact Ltd.	370,688
31,800		Global Payments, Inc.	1,555,656
50,550		Harris Corp.	2,507,280
35,250	@	IAC/InterActiveCorp	1,088,873
35,700	@	Informatica Corp.	1,864,611
64,400	@	Ingram Micro, Inc.	1,354,332
27,500	@	International Rectifier Corp.	909,150
48,150		Intersil Corp.	599,468
109,150	@	Intuit, Inc.	5,795,865
15,700	@	Itron, Inc.	886,108
70,050		Jabil Circuit, Inc.	1,431,122
83,950	@	JDS Uniphase Corp.	1,749,518
66,100		KLA-Tencor Corp.	3,131,157
49,250	@	Lam Research Corp.	2,790,505
36,900		Lender Processing Services, Inc.	1,187,811
30,600	@	Lexmark International, Inc.	1,133,424
87,200		Linear Technology Corp.	2,932,536
254,250	@, S	LSI Logic Corp.	1,728,900
210,650	@	Marvell Technology Group Ltd.	3,275,608
117,700		Maxim Integrated Products	3,013,120
88,450	@	MEMC Electronic Materials, Inc.	1,146,312
71,650	L	Microchip Technology, Inc.	2,723,417
332,900	@	Micron Technology, Inc.	3,815,034
31,300	@	Micros Systems, Inc.	1,547,159
51,750		Molex, Inc.	1,299,960
49,150	@	Monster Worldwide, Inc.	781,485
33,750		National Instruments Corp.	1,105,988
92,550		National Semiconductor Corp.	1,327,167
62,300	@	NCR Corp.	1,173,732
134,050	@, S	NetApp, Inc.	6,458,529
29,100	@	NeuStar, Inc.	744,378
135,500	@, S	Novell, Inc.	803,515
37,350	@	Novellus Systems, Inc.	1,386,806
88,450	@	Nuance Communications, Inc.	1,730,082
222,650	@	Nvidia Corp.	4,110,119
167,200	@	ON Semiconductor Corp.	1,650,264
125,600		Paychex, Inc.	3,938,816
89,200	@, S	PMC - Sierra, Inc.	669,000
33,100	@	Polycom, Inc.	1,716,235
43,350	@	QLogic Corp.	804,143
40,850	@	Rambus, Inc.	808,830
73,350	@	Red Hat, Inc.	3,329,357
39,700	@	Rovi Corp.	2,129,905
120,400	@	SAIC, Inc.	2,037,168
44,550	@	Salesforce.com, Inc.	5,950,989
89,500	@	Sandisk Corp.	4,125,055
189,650	@	Seagate Technology, Inc.	2,730,960
17,850	@	Silicon Laboratories, Inc.	771,299
68,900	@	Skyworks Solutions, Inc.	2,233,738
27,300		Solera Holdings, Inc.	1,395,030
37,900	@, L	Sunpower Corp. - Class A	649,606
58,200	@	Synopsys, Inc.	1,609,230
20,100	@	Tech Data Corp.	1,022,286
149,950	S	Tellabs, Inc.	785,738
64,950	@	Teradata Corp.	3,292,965
70,050	@	Teradyne, Inc.	1,247,591
64,050		Total System Services, Inc.	1,154,181
47,150	@	Trimble Navigation Ltd.	2,382,961
29,000	@	Varian Semiconductor Equipment Associates, Inc.	1,411,430
70,950	@	VeriSign, Inc.	2,569,100
67,050	@	Vishay Intertechnology, Inc.	1,189,467
4,817	@	Vishay Precision Group, Inc.	75,482
17,000	@	VistaPrint NV	882,300
20,810	@	WebMD Health Corp.	1,111,670
89,100	@	Western Digital Corp.	3,322,539
261,500	S	Western Union Co.	5,431,355
536,517		Xerox Corp.	5,713,906
107,600		Xilinx, Inc.	3,529,280
22,500	@	Zebra Technologies Corp.	882,900
			232,393,197
		Materials: 6.0%
32,450		Airgas, Inc.	2,155,329
42,750		AK Steel Holding Corp.	674,595

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Materials (continued)
35,600		Albemarle Corp.	$2,127,812
38,350		Allegheny Technologies, Inc.	2,597,062
26,400		Aptargroup, Inc.	1,323,432
30,600		Ashland, Inc.	1,767,456
71,700		Ball Corp.	2,570,445
42,450		Bemis Co.	1,392,785
25,400		Cabot Corp.	1,175,766
17,050		Carpenter Technology Corp.	728,206
60,950		Celanese Corp.	2,704,352
27,683		CF Industries Holdings, Inc.	3,786,758
52,750		Cliffs Natural Resources, Inc.	5,184,270
44,350		Commercial Metals Co.	765,925
12,800		Compass Minerals International, Inc.	1,197,184
62,950	@	Crown Holdings, Inc.	2,428,611
19,000		Cytec Industries, Inc.	1,033,030
16,400		Domtar Corp.	1,505,192
17,050		Eagle Materials, Inc.	515,933
28,100		Eastman Chemical Co.	2,790,892
90,850		Ecolab, Inc.	4,635,167
28,200		FMC Corp.	2,395,026
13,400		Greif, Inc. - Class A	876,494
73,450		Huntsman Corp.	1,276,561
31,000		International Flavors & Fragrances, Inc.	1,931,300
169,950		International Paper Co.	5,129,091
17,300	@	Intrepid Potash, Inc.	602,386
26,500		Lubrizol Corp.	3,549,940
17,650		Martin Marietta Materials, Inc.	1,582,676
66,450		MeadWestvaco Corp.	2,015,429
50,500		Nalco Holding Co.	1,379,155
64,150	@	Owens-Illinois, Inc.	1,936,689
40,150		Packaging Corp. of America	1,159,934
64,750		PPG Industries, Inc.	6,164,848
28,800		Reliance Steel & Aluminum Co.	1,664,064
18,500		Royal Gold, Inc.	969,400
50,450		RPM International, Inc.	1,197,179
8,550		Schnitzer Steel Industries, Inc.	555,836
17,850		Scotts Miracle-Gro Co.	1,032,623
61,950		Sealed Air Corp.	1,651,587
35,850		Sherwin-Williams Co.	3,011,042
47,150		Sigma-Aldrich Corp.	3,000,626
39,150		Sonoco Products Co.	1,418,405
84,350		Steel Dynamics, Inc.	1,583,250
41,850		Temple-Inland, Inc.	979,290
33,250	@	Titanium Metals Corp.	617,785
55,800		United States Steel Corp.	3,009,852
38,650		Valspar Corp.	1,511,215
49,700	L	Vulcan Materials Co.	2,266,320
20,800		Walter Industries, Inc.	2,816,944
			100,345,149
		Telecommunication Services: 1.8%
116,935		CenturyTel, Inc.	4,858,649
58,400	@, S	Clearwire Corp.	326,456
113,000	@	Crown Castle International Corp.	4,808,150
383,100	S	Frontier Communications Corp.	3,149,082
23,800	@	Leap Wireless International, Inc.	368,662
644,050	@, S	Level 3 Communications, Inc.	946,754
97,850	@	MetroPCS Communications, Inc.	1,589,084
65,100	@	NII Holdings, Inc.	2,712,717
675,500		Qwest Communications International, Inc.	4,613,665
45,500	@	SBA Communications Corp.	1,805,440
32,850		Telephone & Data Systems, Inc.	1,107,045
59,000	@	TW Telecom, Inc.	1,132,800
6,000	@	United States Cellular Corp.	308,940
188,000		Windstream Corp.	2,419,560
			30,147,004
		Utilities: 6.1%
260,600	@	AES Corp.	3,387,800
30,300		AGL Resources, Inc.	1,207,152
43,100		Alliant Energy Corp.	1,677,883
92,750		Ameren Corp.	2,603,493
68,000		American Water Works Co., Inc.	1,907,400
53,350		Aqua America, Inc.	1,221,182
36,200		Atmos Energy Corp.	1,234,420
135,900	@	Calpine Corp.	2,156,733
153,500		CenterPoint Energy, Inc.	2,695,460
89,450		CMS Energy Corp.	1,756,798
109,750		Consolidated Edison, Inc.	5,566,520
71,850		Constellation Energy Group, Inc.	2,236,691
46,350		DPL, Inc.	1,270,454
65,550		DTE Energy Co.	3,209,328
126,700		Edison International	4,635,953

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Utilities (continued)
28,000		Energen Corp.	$1,767,360
162,555		FirstEnergy Corp.	6,029,165
297,921	@, S	GenOn Energy, Inc.	1,135,079
52,750		Great Plains Energy, Inc.	1,056,055
36,250		Hawaiian Electric Industries	899,000
29,900		Integrys Energy Group, Inc.	1,510,249
19,500		ITC Holdings Corp.	1,363,050
73,150		MDU Resources Group, Inc.	1,680,256
28,600		National Fuel Gas Co.	2,116,400
107,850		NiSource, Inc.	2,068,563
68,500		Northeast Utilities	2,370,100
99,350	@	NRG Energy, Inc.	2,139,999
41,550		NSTAR	1,922,519
91,400		NV Energy, Inc.	1,360,946
37,800		OGE Energy Corp.	1,911,168
41,350		Oneok, Inc.	2,765,488
7,600	L	Ormat Technologies, Inc.	192,508
86,850		Pepco Holdings, Inc.	1,619,753
42,250		Pinnacle West Capital Corp.	1,807,878
181,400		PPL Corp.	4,589,420
111,700		Progress Energy, Inc.	5,153,838
68,150		Questar Corp.	1,189,218
43,950		SCANA Corp.	1,730,312
96,250		Sempra Energy	5,149,375
83,250		TECO Energy, Inc.	1,561,770
42,450		UGI Corp.	1,396,605
31,600		Vectren Corp.	859,520
43,100		Westar Energy, Inc.	1,138,702
90,900		Wisconsin Energy Corp.	2,772,450
178,750		Xcel Energy, Inc.	4,270,338
			102,294,351
		Total Common Stock
		(Cost $1,032,549,878)	1,540,471,927
REAL ESTATE INVESTMENT TRUSTS: 5.9%
		Financials: 5.9%
21,300		Alexandria Real Estate Equities, Inc.	1,660,761
65,450		AMB Property Corp.	2,354,237
299,350		Annaly Capital Management, Inc.	5,223,658
45,412		Apartment Investment & Management Co.	1,156,644
32,240		AvalonBay Communities, Inc.	3,871,379
54,150		Boston Properties, Inc.	5,136,128
51,050		Brandywine Realty Trust	619,747
24,800		BRE Properties, Inc.	1,170,064
25,600		Camden Property Trust	1,454,592
335,000	S	Chimera Investment Corp.	1,326,600
25,087		CommonWealth REIT	651,509
23,000		Corporate Office Properties Trust SBI MD	831,220
77,500		Developers Diversified Realty Corp.	1,085,000
30,400	L	Digital Realty Trust, Inc.	1,767,456
47,550		Douglas Emmett, Inc.	891,563
87,350		Duke Realty Corp.	1,223,774
110,150		Equity Residential	6,213,562
11,750		Essex Property Trust, Inc.	1,457,000
23,900		Federal Realty Investment Trust	1,949,284
147,881		General Growth Properties, Inc.	2,289,198
140,050		HCP, Inc.	5,313,497
59,550		Health Care Real Estate Investment Trust, Inc.	3,122,802
48,000		Hospitality Properties Trust	1,111,200
256,124		Host Hotels & Resorts, Inc.	4,510,344
157,850		Kimco Realty Corp.	2,894,969
44,000		Liberty Property Trust	1,447,600
50,498		Macerich Co.	2,501,166
30,900		Mack-Cali Realty Corp.	1,047,510
46,650		Nationwide Health Properties, Inc.	1,984,025
20,400		Piedmont Office Realty Trust, Inc.	395,964
63,350		Plum Creek Timber Co., Inc.	2,762,694
206,800		Prologis	3,304,664
31,200		Rayonier, Inc.	1,944,072
40,600		Realty Income Corp.	1,418,970
31,900		Regency Centers Corp.	1,387,012
49,600		Senior Housing Properties Trust	1,142,784
30,300		SL Green Realty Corp.	2,278,560
21,200		Taubman Centers, Inc.	1,135,896
63,068		UDR, Inc.	1,536,967
61,050		Ventas, Inc.	3,315,015
62,850		Vornado Realty Trust	5,499,375
46,800		Weingarten Realty Investors	1,172,808
215,932		Weyerhaeuser Co.	5,311,927

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Financials (continued)
		Total Real Estate Investment Trusts
		(Cost $68,196,665)		$98,873,197
		Total Long-Term Investments
		(Cost $1,100,746,543)		1,639,345,124
SHORT-TERM INVESTMENTS: 4.7%
		Mutual Funds: 2.2%
36,656,000		BlackRock Liquidity Funds, TempFund, Institutional Class		36,656,000
		Total Mutual Funds
		(Cost $36,656,000)		36,656,000
		Securities Lending Collateral(cc): 2.5%
43,118,812		BNY Mellon Overnight Government Fund (1)		43,118,812
268,841	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		215,073
		Total Securities Lending Collateral
		(Cost $43,387,653)		43,333,885
		Total Short-Term Investments
		(Cost $80,043,653)		79,989,885
		Total Investments in Securities
		(Cost $1,180,790,196)*	102.4%	$1,719,335,009
		Other Assets and Liabilities - Net	(2.4)	(40,955,446)
		Net Assets	100.0%	$1,678,379,563

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $1,191,565,256.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$552,655,367
		Gross Unrealized Depreciation		(24,885,614)
		Net Unrealized Appreciation		$527,769,753

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$249,551,727	$—	$—	$249,551,727
Consumer Staples	96,788,708	—	—	96,788,708
Energy	156,818,302	—	3,050	156,821,352
Financials	204,727,599	—	—	204,727,599
Health Care	150,937,784	—	—	150,937,784
Industrials	216,465,056	—	—	216,465,056
Information Technology	232,393,197	—	—	232,393,197
Materials	100,345,149	—	—	100,345,149
Telecommunication Services	30,147,004	—	—	30,147,004
Utilities	102,294,351	—	—	102,294,351
Total Common Stock	1,540,468,877	—	3,050	1,540,471,927
Real Estate Investment Trusts	98,873,197	—	—	98,873,197
Short-Term Investments	79,774,812	—	215,073	79,989,885
Total Investments, at value	$1,719,116,886	$—	$218,123	$1,719,335,009
Other Financial Instruments+:
Futures	294,759	—	—	294,759
Total Assets	$1,719,411,645	$—	$218,123	$1,719,629,768

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Common Stock	$—	$3,050	$—	$—	$—	$—	$—	$—	$3,050
Short-Term Investments	215,073	—	—	—	—	—	—	—	215,073
Total Investments, at value	$215,073	$3,050	$—	$—	$—	$—	$—	$—	$218,123

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Russell™ Mid Cap Index Portfolio Open Futures Contracts on March 31, 2011:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	73	06/17/11	$7,207,290	$294,759
			$7,207,290	$294,759

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 89.0%
		Consumer Discretionary: 12.4%
30,910	@	99 Cents Only Stores	$605,836
25,880	@	AFC Enterprises	391,564
9,540		Ambassadors Group, Inc.	104,463
77,370	@, S	American Apparel, Inc.	74,569
32,260	@	American Axle & Manufacturing Holdings, Inc.	406,153
25,520		American Greetings Corp.	602,272
12,030	@	American Public Education, Inc.	486,614
8,060	@	America’s Car-Mart, Inc.	207,787
20,700	@, L	Amerigon, Inc.	316,089
14,680		Ameristar Casinos, Inc.	260,570
37,520	@	ANN, Inc.	1,092,207
18,890		Arbitron, Inc.	756,167
12,800	@	Arctic Cat, Inc.	199,040
20,880	@	Asbury Automotive Group, Inc.	386,071
43,962	@	Ascena Retail Group, Inc.	1,424,808
10,160	@	Ascent Media Corp.	496,316
10,300	@	Audiovox Corp.	82,400
20,900	@, S	Ballantyne Strong, Inc.	149,853
23,600	L	Barnes & Noble, Inc.	216,884
40,600	@, S	Beazer Homes USA, Inc.	185,542
24,360	S	Bebe Stores, Inc.	142,506
59,600	@	Belo Corp.	525,076
14,350		Big 5 Sporting Goods Corp.	171,052
871	@	Biglari Holdings, Inc.	368,912
11,880	@	BJ’s Restaurants, Inc.	467,240
7,620	@, L	Blue Nile, Inc.	411,404
3,800		Blyth, Inc.	123,462
21,050		Bob Evans Farms, Inc.	686,230
18,200	@	Body Central Corp.	422,786
8,400	@, L	Bon-Ton Stores, Inc.	130,200
32,800	@, L	Boyd Gaming Corp.	307,336
3,000	@	Bravo Brio Restaurant Group, Inc.	53,070
13,750	@, L	Bridgepoint Education, Inc.	235,125
12,600	@, L	Brookfield Homes Corp.	118,440
26,460		Brown Shoe Co., Inc.	323,341
64,060		Brunswick Corp.	1,629,046
17,280		Buckle, Inc.	698,112
12,200	@, L	Buffalo Wild Wings, Inc.	664,046
21,280	@	Cabela’s, Inc.	532,213
12,420	@	California Pizza Kitchen, Inc.	209,650
44,850		Callaway Golf Co.	305,877
11,580	@, L	Capella Education Co.	576,568
18,000	@, S	Carrols Restaurant Group, Inc.	166,860
44,990	@	Carter’s, Inc.	1,288,064
21,520		Cato Corp.	527,240
4,560	@, L	Cavco Industries, Inc.	205,930
14,440		CEC Entertainment, Inc.	544,821
76,340	@, S	Charming Shoppes, Inc.	325,208
39,210	@	Cheesecake Factory	1,179,829
5,080		Cherokee, Inc.	87,681
17,070	@	Childrens Place Retail Stores, Inc.	850,598
20,980	S	Christopher & Banks Corp.	135,950
6,127		Churchill Downs, Inc.	254,271
38,020		Cinemark Holdings, Inc.	735,687
10,010	@	Citi Trends, Inc.	223,123
35,630	@, S	CKX, Inc.	150,359
21,400	@, L	Coinstar, Inc.	982,688
30,370	@, S	Coldwater Creek, Inc.	80,177
48,780	@	Collective Brands, Inc.	1,052,672
7,710		Columbia Sportswear Co.	458,128
14,020	@, S, L	Conn’s, Inc.	62,810
33,890		Cooper Tire & Rubber Co.	872,668
9,350	@	Core-Mark Holding Co., Inc.	309,018
58,760	@, S, L	Corinthian Colleges, Inc.	259,719
10,890		CPI Corp.	245,134
15,530		Cracker Barrel Old Country Store	763,144
47,570	@	CROCS, Inc.	848,649
6,890		CSS Industries, Inc.	129,877
9,500	@	Culp, Inc.	88,160
21,500	@, L	Cumulus Media, Inc.	93,310
90,210	@	Dana Holding Corp.	1,568,752
27,300	@	Deckers Outdoor Corp.	2,351,895
66,060	@, S	Denny’s Corp.	268,204

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
4,960		Destination Maternity Corp.	$114,427
33,100	@, S	Dex One Corp.	160,204
26,910		Dillard’s, Inc.	1,079,629
11,500	@	DineEquity, Inc.	632,270
27,260	@	Domino’s Pizza, Inc.	502,402
10,630	@	Dorman Products, Inc.	447,417
16,310	@	Drew Industries, Inc.	364,202
52,860	@, S	Drugstore.Com	203,511
9,850	@, L	DSW, Inc.	393,606
186,290	@, S, L	Eastman Kodak Co.	601,717
14,340		Ethan Allen Interiors, Inc.	314,046
23,050	@	EW Scripps Co.	228,195
41,020	@	Exide Technologies	458,604
11,600	@	Express, Inc.	226,664
34,189		Finish Line	678,652
4,570	@	Fisher Communications, Inc.	142,036
18,090		Fred’s, Inc.	240,959
7,920	@, L	Fuel Systems Solutions, Inc.	239,026
26,810	@, S	Furniture Brands International, Inc.	121,986
315		Gaiam, Inc.	2,079
21,340	@	Gaylord Entertainment Co.	740,071
13,330	@	Genesco, Inc.	535,866
8,810	@	G-III Apparel Group Ltd.	331,080
14,052	@	Global Sources Ltd.	163,425
20,810	@	Grand Canyon Education, Inc.	301,745
64,000	@, S	Gray Television, Inc.	132,480
12,760		Group 1 Automotive, Inc.	546,128
23,260		Harte-Hanks, Inc.	276,794
13,050	@	Haverty Furniture Cos., Inc.	173,043
19,510	@	Helen of Troy Ltd.	573,594
8,400	@, L	hhgregg, Inc.	112,476
18,850	@	Hibbett Sporting Goods, Inc.	675,019
10,820		Hooker Furniture Corp.	129,407
34,980	S	HOT Topic, Inc.	199,386
39,560	@, S, L	Hovnanian Enterprises, Inc.	139,647
23,800	@	HSN, Inc.	762,314
44,650	@	Iconix Brand Group, Inc.	959,082
26,750	@	Interval Leisure Group, Inc.	437,363
14,680	@	iRobot Corp.	482,825
34,220	@	Jack in the Box, Inc.	776,110
20,080	@	Jakks Pacific, Inc.	388,548
61,600	@, S	Jamba, Inc.	135,520
91,500	@, S	Joe’s Jeans, Inc.	96,990
57,140		Jones Group, Inc.	785,675
17,130	@	JoS. A Bank Clothiers, Inc.	871,574
30,600	@, S	Journal Communications, Inc.	183,600
15,510	@	K12, Inc.	522,687
11,050	@	Kenneth Cole Productions, Inc.	143,319
20,700	@	Kid Brands, Inc.	152,145
8,260	@	Kirkland’s, Inc.	127,534
19,420	@	Knology, Inc.	250,712
37,800	@, S	Krispy Kreme Doughnuts, Inc.	266,112
18,400	@	K-Swiss, Inc.	207,368
43,100	@	La-Z-Boy, Inc.	411,605
17,050	@, S	Leapfrog Enterprises, Inc.	73,656
26,900	@, S, L	Lee Enterprises, Inc.	72,630
27,400	@	Life Time Fitness, Inc.	1,022,294
8,400	@	Lifetime Brands, Inc.	126,000
23,670	@, S	Lin TV Corp.	140,363
11,590		Lincoln Educational Services Corp.	184,165
46,200	@, S	Lions Gate Entertainment Corp.	288,750
96,927	@	Live Nation, Inc.	969,270
54,920	@, S, L	Liz Claiborne, Inc.	296,019
44,420	@, S, L	Lodgenet Entertainment Corp.	161,689
17,680	@, L	Lumber Liquidators	441,823
11,580	@	M/I Homes, Inc.	173,584
10,900		Mac-Gray Corp.	175,817
13,680	@	Maidenform Brands, Inc.	390,838
12,980		Marcus Corp.	141,482
18,000	@	MarineMax, Inc.	177,480
20,680		Matthews International Corp. - Class A	797,214
49,300	@, S, L	McClatchy Co.	167,620
12,850	@	McCormick & Schmick’s Seafood Restaurants, Inc.	92,777
16,300	@, L	Media General, Inc.	112,144
31,600		Men’s Wearhouse, Inc.	855,096
21,410	@	Meritage Homes Corp.	516,623
13,700	@	Midas, Inc.	105,079
29,700	@	Modine Manufacturing Co.	479,358
19,965		Monro Muffler, Inc.	658,446
19,400	@	Morgans Hotel Group Co.	190,120
8,950	@	Movado Group, Inc.	131,386

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
10,400		National American University Holdings, Inc.	$73,736
28,300		National CineMedia, Inc.	528,361
21,240		Nutri/System, Inc.	307,768
19,350	@, S	O’Charleys, Inc.	115,520
52,750	@	OfficeMax, Inc.	682,585
58,200	@	Orient-Express Hotels Ltd.	719,934
10,360	@, L	Overstock.com, Inc.	162,859
5,070		Oxford Industries, Inc.	173,343
41,490	@, S	Pacific Sunwear of California	149,779
16,110	@	Papa John’s International, Inc.	510,204
6,440	@, L	Peet’s Coffee & Tea, Inc.	309,700
26,600	@	Penske Auto Group, Inc.	532,532
31,850		PEP Boys-Manny Moe & Jack	404,814
6,560	@	Perry Ellis International, Inc.	180,531
9,900		PetMed Express, Inc.	157,014
14,750		PF Chang’s China Bistro, Inc.	681,303
65,210	@	Pier 1 Imports, Inc.	661,882
36,140	@	Pinnacle Entertainment, Inc.	492,227
17,300		Polaris Industries, Inc.	1,505,446
34,870		Pool Corp.	840,716
5,280	@	Pre-Paid Legal Services, Inc.	348,480
33,100	S	Primedia, Inc.	161,197
122,200	@, S	Princeton Review, Inc.	46,668
64,110	@, S	Quiksilver, Inc.	283,366
97,600	@, S	Radio One, Inc.	190,320
12,460	@	RC2 Corp.	350,126
11,400	@	Red Robin Gourmet Burgers, Inc.	306,660
36,610		Regis Corp.	649,461
48,840		Rent-A-Center, Inc.	1,705,004
6,700	@	Rentrak Corp.	180,364
17,300	@	Retail Ventures, Inc.	298,425
43,380	@	Ruby Tuesday, Inc.	568,712
8,700	@	Rue21, Inc.	250,560
39,602	@, S	Ruth’s Chris Steak House	204,346
29,550		Ryland Group, Inc.	469,845
97,700	@, L	Saks, Inc.	1,104,987
57,900	@	Sally Beauty Holdings, Inc.	811,179
17,620		Scholastic Corp.	476,445
40,000	@	Scientific Games Corp.	349,600
632	@, S	Sealy Corp.	1,605
37,300	@	Select Comfort Corp.	449,838
35,980	@	Shuffle Master, Inc.	384,266
16,310	@	Shutterfly, Inc.	853,992
24,250		Sinclair Broadcast Group, Inc.	304,095
24,140	@	Skechers USA, Inc.	495,836
6,770		Skyline Corp.	135,739
38,920	@, S	Smith & Wesson Holding Corp.	138,166
28,160	L	Sonic Automotive, Inc.	394,522
38,880	@	Sonic Corp.	351,864
44,880		Sotheby’s	2,360,688
25,630	S	Spartan Motors, Inc.	175,822
9,860		Speedway Motorsports, Inc.	157,563
25,260		Stage Stores, Inc.	485,497
13,850		Standard Motor Products, Inc.	191,546
76,180	@, S	Standard-Pacific Corp.	284,151
15,150	@	Stein Mart, Inc.	153,167
9,880	@	Steiner Leisure Ltd.	457,049
4,590	@	Steinway Musical Instruments	101,944
15,510	@	Steven Madden Ltd.	727,884
47,750	L	Stewart Enterprises, Inc.	364,810
10,200	@	Stoneridge, Inc.	149,124
10,840		Sturm Ruger & Co., Inc.	248,995
15,100	@, S	Summer Infant, Inc.	120,800
15,260		Superior Industries International	391,266
11,400	@, L	SuperMedia, Inc.	71,136
7,570	@	Systemax, Inc.	102,346
43,110	@, S	Talbots, Inc.	260,384
35,960	@	Tenneco, Inc.	1,526,502
35,420		Texas Roadhouse, Inc.	601,786
25,350	@	Timberland Co.	1,046,702
14,930	@	True Religion Apparel, Inc.	350,407
22,660	@, S	Tuesday Morning Corp.	111,034
18,600	@	Ulta Salon Cosmetics & Fragrance, Inc.	895,218
21,690	@	Under Armour, Inc.	1,476,005
11,050	@	Universal Electronics, Inc.	326,638
13,270	@	Universal Technical Institute, Inc.	258,102
18,160	@	Vail Resorts, Inc.	885,482
35,340	@	Valassis Communications, Inc.	1,029,808
6,000	@	Vera Bradley, Inc.	253,260
10,300	@, S	Vitacost.com, Inc.	10,300
9,400	@	Vitamin Shoppe, Inc.	318,002

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Consumer Discretionary (continued)
11,910	@, L	Volcom, Inc.	$220,692
24,881	@	Warnaco Group, Inc.	1,422,944
25,000	@, S, L	Warner Music Group Corp.	169,250
121	@	West Marine, Inc.	1,262
64,220	@, S	Wet Seal, Inc.	274,862
6,590		Weyco Group, Inc.	161,191
19,980	@	Winnebago Industries	267,133
37,360		Wolverine World Wide, Inc.	1,392,781
14,380	L	World Wrestling Entertainment, Inc.	180,757
14,750	@	Zumiez, Inc.	389,843
			105,572,177
		Consumer Staples: 2.8%
5,490	L	Alico, Inc.	146,967
56,740	@, S	Alliance One International, Inc.	228,095
14,140		Andersons, Inc.	688,901
28,890		B&G Foods, Inc.	542,265
6,750	@	Boston Beer Co., Inc.	625,185
9,670		Calavo Growers, Inc.	211,290
11,600	L	Cal-Maine Foods, Inc.	342,200
18,373		Casey’s General Stores, Inc.	716,547
27,200	@	Central Garden & Pet Co.	250,512
28,220	@	Chiquita Brands International, Inc.	432,895
4,400		Coca-Cola Bottling Co. Consolidated	294,096
68,170	@	Darling International, Inc.	1,047,773
13,580		Diamond Foods, Inc.	757,764
24,100	@	Dole Food Co., Inc.	328,483
17,290	@	Elizabeth Arden, Inc.	518,873
6,960		Farmer Bros Co.	84,355
26,510		Fresh Del Monte Produce, Inc.	692,176
8,000	@	Fresh Market, Inc.	301,920
27,130	@	Hain Celestial Group, Inc.	875,756
46,980	@	Heckmann Corp.	307,719
15,660		Imperial Sugar Co.	208,904
10,540		Ingles Markets, Inc.	208,797
5,470		Inter Parfums, Inc.	101,250
10,220		J&J Snack Foods Corp.	481,055
12,793		Lancaster Colony Corp.	775,256
5,680	@, L	Medifast, Inc.	112,180
5,630		Nash Finch Co.	213,602
7,200	@	National Beverage Corp.	98,856
37,270		Nu Skin Enterprises, Inc.	1,071,513
7,500	@	Nutraceutical International Corp.	112,350
5,200		Oil-Dri Corp. of America	110,760
8,710	@	Pantry, Inc.	129,169
34,600	@	Pilgrim’s Pride Corp.	266,766
29,880	@	Prestige Brands Holdings, Inc.	343,620
11,260		Pricesmart, Inc.	412,566
13,700	@	Primo Water Corp.	167,825
340,900	@, S	Rite Aid Corp.	361,354
30,970	S	Ruddick Corp.	1,195,132
16,340		Sanderson Farms, Inc.	750,333
6,330	@	Seneca Foods Corp.	189,077
41,210	@, S	Smart Balance, Inc.	189,154
21,300		Snyders-Lance, Inc.	422,805
20,640		Spartan Stores, Inc.	305,266
12,400	@	Spectrum Brands Holdings, Inc.	344,224
42,250	@, S, L	Star Scientific, Inc.	191,815
11,240	@, L	Synutra International, Inc.	129,260
19,436		Tootsie Roll Industries, Inc.	551,205
24,310	@	TreeHouse Foods, Inc.	1,382,510
31,830	@	United Natural Foods, Inc.	1,426,621
16,070		Universal Corp.	699,688
5,150	@	USANA Health Sciences, Inc.	177,727
28,382	L	Vector Group Ltd.	490,725
3,210		Village Super Market	93,411
10,790		WD-40 Co.	456,849
8,200		Weis Markets, Inc.	331,772
38,200	@, S	Winn-Dixie Stores, Inc.	272,748
			24,169,917
		Energy: 6.8%
48,300	@, S	Abraxas Petroleum Corp.	282,555
5,370		Apco Oil and Gas International, Inc.	460,531
12,900	@	Approach Resources, Inc.	433,440
26,670	@, L	ATP Oil & Gas Corp.	482,994
17,120	@	Basic Energy Services, Inc.	436,731
36,870		Berry Petroleum Co.	1,860,092
27,460	@	Bill Barrett Corp.	1,095,929
72,870	@, L	BPZ Energy, Inc.	386,940
80,580	@	Brigham Exploration Co.	2,995,899
26,630	@	Bristow Group, Inc.	1,259,599
64,280	@, S	Cal Dive International, Inc.	448,674

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Energy (continued)
32,500	@	Callon Petroleum Co.	$252,525
13,910		CARBO Ceramics, Inc.	1,962,979
18,100	@	Carrizo Oil & Gas, Inc.	668,433
49,230	@, L	Cheniere Energy, Inc.	458,331
3,400	@	Clayton Williams Energy, Inc.	359,380
24,340	@, L	Clean Energy Fuels Corp.	398,689
21,700	@	Cloud Peak Energy, Inc.	468,503
60,240	@	Complete Production Services, Inc.	1,916,234
9,220	@	Contango Oil & Gas Co.	583,073
25,020		Crosstex Energy, Inc.	248,949
17,600	@	CVR Energy, Inc.	407,616
9,070	@	Dawson Geophysical Co.	397,992
113,500	@, S, L	Delta Petroleum Corp.	103,285
34,450	@	DHT Maritime, Inc.	165,705
23,520	@	Dril-Quip, Inc.	1,858,786
11,450	@, L	Endeavour International Corp.	145,415
20,400	@	Energy Partners Ltd.	367,200
38,900	@	Energy XXI Bermuda Ltd.	1,326,490
41,190	@	FX Energy, Inc.	344,348
52,300	@, S	Gastar Exploration Ltd.	254,178
36,328	@, L	General Maritime Corp.	74,472
9,900	@	Georesources, Inc.	309,573
11,400	@	Global Geophysical Services, Inc.	164,844
67,660	@	Global Industries Ltd.	662,391
31,700	@, S, L	GMX Resources, Inc.	195,589
31,530		Golar LNG Ltd.	806,537
17,090	@, L	Goodrich Petroleum Corp.	379,740
12,300	@, L	Green Plains Renewable Energy, Inc.	147,846
6,590		Gulf Island Fabrication, Inc.	212,000
14,220	@	Gulfmark Offshore, Inc.	632,932
15,900	@	Gulfport Energy Corp.	574,785
22,800	@, L	Harvest Natural Resources, Inc.	347,472
71,800	@	Helix Energy Solutions Group, Inc.	1,234,960
72,090	@, S	Hercules Offshore, Inc.	476,515
17,340	@, L	Hornbeck Offshore Services, Inc.	534,939
7,600	@, L	Houston American Energy Corp.	117,116
71,390	@	International Coal Group, Inc.	806,707
85,680	@	ION Geophysical Corp.	1,087,279
19,590	@	James River Coal Co.	473,490
93,010	@	Key Energy Services, Inc.	1,446,306
9,840	@, L	Knightsbridge Tankers Ltd.	246,394
113,300	@, S	Kodiak Oil & Gas Corp.	759,110
18,500	@, L	L&L Energy, Inc.	128,020
20,620		Lufkin Industries, Inc.	1,927,351
52,200	@, L	Magnum Hunter Resources Corp.	447,354
17,160	@	Matrix Service Co.	238,524
46,070	@	McMoRan Exploration Co.	815,900
16,300	@, S	Miller Petroleum, Inc.	81,500
9,310	@	Natural Gas Services Group, Inc.	165,346
54,440	@, S	Newpark Resources	427,898
30,880	L	Nordic American Tanker Shipping	767,059
23,520	@, L	Northern Oil And Gas, Inc.	627,984
24,700	@	Oasis Petroleum, Inc.	781,014
16,000	L	Overseas Shipholding Group	514,240
2,150	@	OYO Geospace Corp.	211,947
4,990		Panhandle Oil and Gas, Inc.	157,934
44,900	@, S	Parker Drilling Co.	310,259
45,200	@	Patriot Coal Corp.	1,167,516
29,280		Penn Virginia Corp.	496,589
13,110	@	Petroleum Development Corp.	629,411
32,110	@	Petroquest Energy, Inc.	300,550
9,060	@	PHI, Inc.	200,407
31,800	@	Pioneer Drilling Co.	438,840
190,600	@, S	Rentech, Inc.	238,250
20,600	@	Resolute Energy Corp.	373,684
22,830	@	Rex Energy Corp.	265,970
30,120	@	Rosetta Resources, Inc.	1,431,905
32,235	L	RPC, Inc.	816,190
18,600	@	Scorpio Tankers Inc.	191,952
25,440		Ship Finance International Ltd.	527,371
24,480	@	Stone Energy Corp.	816,898
22,960	@	Swift Energy Co.	979,933
52,920	@, S	Syntroleum Corp.	119,599
9,000		Targa Resources Corp.	326,160
15,740	@, L	Teekay Tankers Ltd.	164,640
17,600	@	Tesco Corp.	386,320
48,170	@	Tetra Technologies, Inc.	741,818
119,100	@, L	TransAtlantic Petroleum Ltd.	369,210
44,890	@, S, L	Uranium Energy Corp.	179,111
74,830	@, S	USEC, Inc.	329,252
39,070	@	Vaalco Energy, Inc.	303,183

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Energy (continued)
84,450	@	Vantage Drilling Co.	$152,010
12,290	@	Venoco, Inc.	210,036
17,240		W&T Offshore, Inc.	392,900
56,220	@, S	Warren Resources, Inc.	286,160
44,380	@	Western Refining, Inc.	752,241
18,600	@	Willbros Group, Inc.	203,112
42,840		World Fuel Services Corp.	1,739,732
			57,655,772
		Financials: 12.2%
12,350		1st Source Corp.	247,494
16,100	@, S	1st United Bancorp, Inc.	113,022
11,800		Abington Bancorp, Inc.	144,314
36,060	S	Advance America Cash Advance Centers, Inc.	191,118
58,080		Alterra Capital Holdings Ltd.	1,297,507
231,590	@	American Capital Ltd.	2,292,741
37,420		American Equity Investment Life Holding Co.	490,950
6,300	@	American Safety Insurance Holdings Ltd.	135,009
17,005		Ameris Bancorp.	172,771
13,720	@	Amerisafe, Inc.	303,349
12,630		Amtrust Financial Services, Inc.	240,854
127,110		Apollo Investment Corp.	1,532,947
19,390		Argo Group International Holdings Ltd.	640,646
4,600		Arlington Asset Investment Corp.	140,024
5,484		Arrow Financial Corp.	135,674
19,600		Artio Global Investors, Inc.	316,736
16,343		Asta Funding, Inc.	139,896
63,980		Astoria Financial Corp.	919,393
5,280	@	Avatar Holdings, Inc.	104,491
5,950		Bancfirst Corp.	253,946
19,180		Banco Latinoamericano de Exportaciones S.A.	334,883
11,150	@	Bancorp, Inc.	102,915
27,650	S	Bank Mutual Corp.	116,960
10,240		Bank of the Ozarks, Inc.	447,590
22,500		BankFinancial Corp.	206,775
22,050	@	Beneficial Mutual Bancorp, Inc.	190,071
9,610		Berkshire Hills Bancorp., Inc.	200,369
28,440		BGC Partners, Inc.	264,208
44,950		BlackRock Kelso Capital Corp.	455,344
7,600	@	BofI Holding, Inc.	117,952
31,200	S	Boston Private Financial Holdings, Inc.	220,584
3,630	L	Bridge Bancorp, Inc.	81,203
28,740		Brookline Bancorp., Inc.	302,632
10,700		Bryn Mawr Bank Corp.	220,099
10,370		Calamos Asset Management, Inc.	172,038
5,540		Camden National Corp.	189,690
2,120		Capital Southwest Corp.	194,044
20,490		Cardinal Financial Corp.	238,913
22,480		Cash America International, Inc.	1,035,204
50,120		Cathay General Bancorp.	854,546
19,370		Centerstate Banks of Florida, Inc.	135,590
16,530		Chemical Financial Corp.	329,443
5,360		Citizens & Northern Corp.	90,102
246,800	@, S	Citizens Banking Corp.	219,627
21,770	@, L	Citizens, Inc.	158,921
11,340		City Holding Co.	400,982
17,100		Clifton Savings Bancorp, Inc.	202,977
6,170	@, L	CNA Surety Corp.	155,854
6,560		CNB Financial Corp.	95,186
127,000	@, S	CNO Financial Group, Inc.	953,770
39,510	S	CoBiz Financial, Inc.	274,595
8,770		Cohen & Steers, Inc.	260,294
26,130		Columbia Banking System, Inc.	500,912
22,090		Community Bank System, Inc.	536,124
11,690		Community Trust Bancorp., Inc.	323,462
17,930		Compass Diversified Trust	264,288
25,024	@, S	CompuCredit Holdings Corp.	164,408
2,820		Consolidated-Tomoka Land Co.	91,368
30,800	@, S	Cowen Group, Inc.	123,508
4,750	@	Credit Acceptance Corp.	337,060
54,120		CVB Financial Corp.	503,857
12,780		Danvers Bancorp, Inc.	273,748
27,440		Delphi Financial Group	842,682
18,110		Dime Community Bancshares	267,304
24,960	@	Dollar Financial Corp.	517,920
9,800		Donegal Group, Inc.	131,026
12,380		Duff & Phelps Corp.	197,832
11,400	@	Eagle Bancorp, Inc.	160,170
13,580	@, L	eHealth, Inc.	180,614
3,800		EMC Insurance Group, Inc.	94,354
28,830		Employers Holdings, Inc.	595,628
12,260	@	Encore Capital Group, Inc.	290,439

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Financials (continued)
4,120	@	Enstar Group Ltd.	$411,506
11,450		Enterprise Financial Services Corp.	161,102
10,860		Epoch Holding Corp.	171,371
8,910		ESB Financial Corp.	131,601
8,150		ESSA Bancorp, Inc.	107,580
10,730		Evercore Partners, Inc.	367,932
30,460	@	Ezcorp, Inc.	956,139
9,170		FBL Financial Group, Inc.	281,702
1,088	@, S	FBR Capital Markets Corp.	3,895
6,300		Federal Agricultural Mortgage Corp.	120,393
31,070		Fifth Street Finance Corp.	414,785
75,000		First American Financial Corp.	1,237,500
10,690		First Bancorp.	141,749
10,766	@, S, L	First BanCorp/Puerto Rico	53,830
37,730	S	First Busey Corp.	191,668
20,250	@	First Cash Financial Services, Inc.	781,650
51,620	S	First Commonwealth Financial Corp.	353,597
6,800		First Community Bancshares, Inc.	96,424
38,580		First Financial Bancorp.	643,900
15,510		First Financial Bankshares, Inc.	796,749
9,330		First Financial Corp.	310,129
9,600		First Financial Holdings, Inc.	108,576
73,050	@, S	First Marblehead Corp.	160,710
19,520		First Merchants Corp.	161,430
48,830		First Midwest Bancorp., Inc.	575,706
3,070		First of Long Island Corp.	85,193
63,695		FirstMerit Corp.	1,086,637
31,760		Flagstone Reinsurance Holdings S.A.	286,158
21,000		Flushing Financial Corp.	312,900
69,066		FNB Corp.	727,956
22,170	@	Forestar Real Estate Group, Inc.	421,673
8,565	@	Fpic Insurance Group, Inc.	324,614
4,740		GAMCO Investors, Inc.	219,746
42,310	S	GFI Group, Inc.	212,396
46,060	L	Glacier Bancorp., Inc.	693,203
19,640		Gladstone Capital Corp.	222,128
73		Gladstone Investment Corp.	566
43,530	@, S	Gleacher & Co., Inc.	75,742
6,193	@	Global Indemnity PLC	136,122
13,600		Golub Capital BDC, Inc.	214,608
10,390		Great Southern Bancorp., Inc.	222,866
20,050	@	Greenlight Capital Re Ltd.	565,611
11,300	@	Hallmark Financial Services, Inc.	94,694
17,770		Hancock Holding Co.	583,567
79,900	@, S	Hanmi Financial Corp.	99,076
6,860		Harleysville Group, Inc.	227,272
8,220		Heartland Financial USA, Inc.	139,740
29,955		Hercules Technology Growth Capital, Inc.	329,505
225	@	Heritage Financial Corp.	3,188
24,220	@	Hilltop Holdings, Inc.	243,169
13,624		Home Bancshares, Inc.	309,946
253		Home Federal Bancorp, Inc.	2,980
27,070		Horace Mann Educators Corp.	454,776
5,830		Hudson Valley Holding Corp.	128,260
16,690		IBERIABANK Corp.	1,003,570
12,300		Independent Bank Corp.	332,223
8,150		Infinity Property & Casualty Corp.	484,844
36,130		International Bancshares Corp.	662,624
19,850	@	Internet Capital Group, Inc.	281,870
7,955	@	Intl. FCStone, Inc.	202,216
29,300	@	Investment Technology Group, Inc.	532,967
28,750	@	Investors Bancorp, Inc.	428,088
4,981		Kansas City Life Insurance Co.	159,292
22,770		KBW, Inc.	596,346
10,000		Kearny Financial Corp.	100,300
18,500	@, L	Kennedy-Wilson Holdings, Inc.	200,910
60,200	@	Knight Capital Group, Inc.	806,680
36,520	@, S	LaBranche & Co., Inc.	143,524
15,025	L	Lakeland Bancorp, Inc.	155,960
11,870		Lakeland Financial Corp.	269,212
6,194	L	Life Partners Holdings, Inc.	49,800
44,200		Maiden Holdings Ltd.	331,058
8,350		Main Street Capital Corp.	154,058
17,320		MainSource Financial Group, Inc.	173,373
19,070		MarketAxess Holdings, Inc.	461,494
35,000		MB Financial Corp.	733,600
49,200	S	MCG Capital Corp.	319,800
32,000		Meadowbrook Insurance Group, Inc.	331,200
10,500		Medallion Financial Corp.	92,295
5,370		Merchants Bancshares, Inc.	142,198
461	@	Metro Bancorp, Inc.	5,693

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Financials (continued)
52,600	@	MF Global Holdings, Ltd.	$435,528
145,050	@	MGIC Investment Corp.	1,289,495
6,200		Midsouth Bancorp, Inc.	89,652
44,460		Montpelier Re Holdings Ltd.	785,608
15,150		MVC Capital, Inc.	207,858
20,150	@	Nara Bancorp., Inc.	193,843
3,320		National Bankshares, Inc.	95,948
30,280	@	National Financial Partners Corp.	446,630
8,590		National Interstate Corp.	179,102
83,910		National Penn Bancshares, Inc.	649,463
1,365		National Western Life Insurance Co.	221,471
7,630	@	Navigators Group, Inc.	392,945
23,030		NBT Bancorp., Inc.	524,854
17,900		Nelnet, Inc.	390,757
72,840		NewAlliance Bancshares, Inc.	1,080,946
14,100	@	NewStar Financial, Inc.	153,972
13,070		NGP Capital Resources Co.	125,995
10,180		Northfield Bancorp, Inc.	140,484
80,070		Northwest Bancshares, Inc.	1,004,078
16,470		OceanFirst Financial Corp.	229,757
49,850	@	Ocwen Financial Corp.	549,347
59,130		Old National Bancorp.	633,874
28,200	@	OmniAmerican Bancorp, Inc.	446,688
4,660		Oppenheimer Holdings, Inc.	156,157
26,050	@	OptionsXpress Holdings, Inc.	476,976
19,950		Oriental Financial Group	250,373
51,975		Oritani Financial Corp.	659,043
5,770		Orrstown Financial Services, Inc.	161,560
17,540		PacWest Bancorp	381,495
7,460		Park National Corp.	498,477
19,430		PennantPark Investment Corp.	231,606
12,120		Peoples Bancorp., Inc.	145,682
32,890	@	PHH Corp.	716,015
82,010	@, S	Phoenix Cos., Inc.	223,067
13,790	@	Pico Holdings, Inc.	414,527
22,880	@	Pinnacle Financial Partners, Inc.	378,435
12,630	@	Piper Jaffray Cos.	523,261
26,440		Platinum Underwriters Holdings Ltd.	1,007,100
97,550	@, S	PMI Group, Inc.	263,385
11,520	@	Portfolio Recovery Associates, Inc.	980,698
15,080		Presidential Life Corp.	143,712
16,500		Primerica, Inc.	420,915
24,710	@, L	Primus Guaranty Ltd.	125,527
25,820		PrivateBancorp, Inc.	394,788
17,841	@	ProAssurance Corp.	1,130,584
40,090		Prospect Capital Corp.	489,499
33,400		Prosperity Bancshares, Inc.	1,428,518
39,470		Provident Financial Services, Inc.	584,156
26,820		Provident New York Bancorp	276,782
90,100	S	Radian Group, Inc.	613,581
15,130		Renasant Corp.	256,907
5,760		Republic Bancorp., Inc.	112,205
29,200		Retail Opportunity Investments	319,448
11,590		RLI Corp.	668,164
14,190		Rockville Financial, Inc.	148,002
12,270		Roma Financial Corp.	135,829
15,960		S&T Bancorp, Inc.	344,257
14,793	@	Safeguard Scientifics, Inc.	301,038
9,120		Safety Insurance Group, Inc.	420,523
17,040		Sandy Spring Bancorp, Inc.	314,558
7,680		SCBT Financial Corp.	255,590
12,220		SeaBright Insurance Holdings, Inc.	125,255
38,490		Selective Insurance Group	665,877
8,250		Sierra Bancorp.	92,235
29,300	@	Signature Bank	1,652,520
11,710		Simmons First National Corp.	317,224
5,200		Solar Capital Ltd.	124,176
9,692		Southside Bancshares, Inc.	207,409
12,040	@	Southwest Bancorp., Inc.	170,848
10,180		State Auto Financial Corp.	185,480
16,800		State Bancorp, Inc.	174,552
12,870		StellarOne Corp.	182,754
19,150		Sterling Bancorp.	191,692
63,750		Sterling Bancshares, Inc.	548,888
12,100	L	Stewart Information Services Corp.	126,808
21,390	@	Stifel Financial Corp.	1,535,588
3,100	@	Student Loan Corp.	7,750
8,030	L	Suffolk Bancorp	168,469
93,520		Susquehanna Bancshares, Inc.	874,412
28,260	@	SVB Financial Group	1,608,842
16,930	S	SWS Group, Inc.	102,765

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Financials (continued)
8,140		SY Bancorp., Inc.	$204,802
8,390	@	Tejon Ranch Co.	308,249
6,850		Territorial Bancorp, Inc.	136,452
19,840	@	Texas Capital Bancshares, Inc.	515,642
19,400		THL Credit, Inc.	265,198
20,100		TICC Capital Corp.	218,487
4,706		Tompkins Financial Corp.	195,534
6,920		Tower Bancorp, Inc.	154,247
26,254		Tower Group, Inc.	630,884
16,760		TowneBank	262,462
38,300	@, L	TradeStation Group, Inc.	268,866
14,100		Triangle Capital Corp.	254,646
10,490		Trico Bancshares	171,092
50,950	S	Trustco Bank Corp.	302,134
45,150		Trustmark Corp.	1,057,413
31,000		Two Harbors Investment Co.	324,570
21,610		UMB Financial Corp.	807,242
82,460		Umpqua Holdings Corp.	943,342
12,870		Union First Market Bankshares Corp.	144,788
25,380		United Bankshares, Inc.	673,078
51,808	@, S	United Community Banks, Inc.	122,785
9,440		United Financial Bancorp, Inc.	155,854
18,720		United Fire & Casualty Co.	378,331
11,660		Univest Corp. of Pennsylvania	206,615
11,956		ViewPoint Financial Group	155,428
6,380	@	Virtus Investment Partners	375,910
12,000		Washington Banking Co.	169,200
12,010		Washington Trust Bancorp, Inc.	285,117
47,860		Webster Financial Corp.	1,025,640
17,170		WesBanco, Inc.	355,591
11,720	@	West BanCorp., Inc.	93,526
20,470		Westamerica Bancorp.	1,051,544
40,140	@	Western Alliance Bancorp.	329,951
24,260		Westfield Financial, Inc.	219,796
4,380		Westwood Holdings Group, Inc.	176,295
63,800		Whitney Holding Corp.	868,956
14,150	S	Wilshire Bancorp., Inc.	69,335
21,240		Wintrust Financial Corp.	780,570
10,760	@, L	World Acceptance, Corp.	701,552
5,980		WSFS Financial Corp.	281,658
			103,081,119
		Health Care: 12.2%
12,380	@	Abaxism, Inc.	357,039
20,380	@	Abiomed, Inc.	296,121
30,170	@	Accuray, Inc.	272,435
26,460	@	Acorda Therapeutics, Inc.	613,872
10,600	@, L	Aegerion Pharmaceuticals, Inc.	175,642
544	@, S	Affymax, Inc.	3,193
41,500	@, S	Affymetrix, Inc.	216,215
6,920	@	Air Methods Corp.	465,370
27,350	@	Akorn, Inc.	157,810
17,450	@	Albany Molecular Research, Inc.	74,337
39,250	@	Align Technology, Inc.	803,840
64,770	@	Alkermes, Inc.	838,772
1,325	@, S	Alliance Imaging, Inc.	5,857
41,930	@, S	Allos Therapeutics, Inc.	132,918
5,970	@	Almost Family, Inc.	224,711
24,250	@, L	Alnylam Pharmaceuticals, Inc.	232,073
49,740	@, S	Alphatec Holdings, Inc.	134,298
14,540	@	AMAG Pharmaceuticals, Inc.	242,818
20,490	@	Amedisys, Inc.	717,150
9,350		America Service Group, Inc.	239,734
12,220	@	American Dental Partners, Inc.	160,326
52,360	@	American Medical Systems Holdings, Inc.	1,133,070
31,142	@	AMERIGROUP Corp.	2,000,874
21,210	@, S	AMN Healthcare Services, Inc.	183,679
20,440	@	Amsurg Corp.	519,994
47,495	@, L	Anacor Pharmaceuticals, Inc.	328,665
7,900		Analogic Corp.	446,745
18,200	@	Angiodynamics, Inc.	275,184
19,900	@, S	Anthera Pharmaceuticals, Inc.	134,524
10,180	@	Ardea Biosciences, Inc.	292,064
58,000	@, S	Arena Pharmaceuticals, Inc.	80,620
89,500	@, S	Ariad Pharmaceuticals, Inc.	673,040
22,670	@, S	Arqule, Inc.	162,317
71,030	@, S	Array Biopharma, Inc.	217,352
16,700	@	Arthrocare Corp.	556,778
6,110	@	Assisted Living Concepts, Inc.	239,145
22,380	@	Athenahealth, Inc.	1,010,009
830		Atrion Corp.	144,810
26,020	@, L	Auxilium Pharmaceuticals, Inc.	558,649

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
55,000	@, S	AVANIR Pharmaceuticals, Inc.	$224,400
100,000	@, S, L	AVI BioPharma, Inc.	187,000
20,790	@, S, L	BioCryst Pharmaceuticals, Inc.	78,794
13,462	@	BioMimetic Therapeutics, Inc.	176,487
12,740	@	Bio-Reference Labs, Inc.	285,886
152,200	@, S	Biosante Pharmaceuticals, Inc.	301,356
27,610	@, S	BioScrip, Inc.	130,043
23,700	@, S	Biotime, Inc.	176,565
45,230	@	Bruker BioSciences Corp.	943,046
18,530	@, L	Cadence Pharmaceuticals, Inc.	170,661
31,080	@, S	Cambrex Corp.	170,940
7,200		Cantel Medical Corp.	185,400
28,980	@, S	Capital Senior Living Corp.	307,768
43,000	@, S	CardioNet, Inc.	205,970
25,630	@	Catalyst Health Solutions, Inc.	1,433,486
49,970	@, S	Celera Corp.	405,257
26,200	@, S, L	Celldex Therapeutics, Inc.	105,324
30,240	@	Centene Corp.	997,315
37,500	@	Cepheid, Inc.	1,050,750
14,490		Chemed Corp.	965,179
9,570	@, L	Chindex International, Inc.	153,599
12,980	@, S, L	Clinical Data, Inc.	393,294
9,800	@, L	Codexis, Inc.	116,228
37,400	@, L	Complete Genomics, Inc.	337,722
7,330		Computer Programs & Systems, Inc.	471,172
21,630	@	Conceptus, Inc.	312,554
19,740	@	Conmed Corp.	518,767
57,700	@, S	Corcept Therapeutics, Inc.	245,225
4,000	@	Corvel Corp.	212,720
19,260	@	Cross Country Healthcare, Inc.	150,806
25,450	@, S	CryoLife, Inc.	155,245
40,170	@, L	Cubist Pharmaceuticals, Inc.	1,013,891
106,703	@, S	Curis, Inc.	346,785
15,590	@	Cutera, Inc.	133,606
16,990	@	Cyberonics	540,452
14,180	@	Cynosure, Inc.	196,960
86,000	@, S	Cytokinetics, Inc.	128,140
20,900	@, S, L	Cytori Therapeutics, Inc.	163,647
23,320	@, L	Delcath Systems, Inc.	171,868
48,400	@, S	Depomed, Inc.	485,936
30,280	@	DexCom, Inc.	469,946
12,700	@, S	Dionex Corp.	1,499,235
51,010	@, S	Durect Corp.	183,636
54,810	@, S	Dyax Corp.	88,244
75,800	@, S	Dynavax Technologies Corp.	209,208
36,100	@, S	DynaVox, Inc.	199,272
11,570	@	Emergent Biosolutions, Inc.	279,531
11,880	@, L	Emeritus Corp.	302,465
37,130	@, S	Endologix, Inc.	251,741
7,220		Ensign Group, Inc.	230,535
872	@, S	Enzo Biochem, Inc.	3,654
33,350	@	Enzon Pharmaceuticals, Inc.	363,515
29,370	@, S	eResearch Technology, Inc.	198,835
31,300	@, S	Exact Sciences Corp.	230,368
10,610	@	Exactech, Inc.	186,206
69,950	@	Exelixis, Inc.	790,435
10,000	@	Furiex Pharmaceuticals, Inc.	168,800
9,530	@	Genomic Health, Inc.	234,438
17,440	@	Gentiva Health Services, Inc.	488,843
59,210	@, S, L	Geron Corp.	299,011
15,380	@	Greatbatch, Inc.	406,955
19,490	@	Haemonetics Corp.	1,277,375
39,860	@, L	Halozyme Therapeutics, Inc.	267,461
18,040	@	Hanger Orthopedic Group, Inc.	469,581
161,730	@, S	Hansen Medical, Inc.	357,423
64,420	@	Healthsouth Corp.	1,609,212
38,270	@	Healthspring, Inc.	1,430,150
24,420	@	Healthways, Inc.	375,335
6,363	@, L	HeartWare International, Inc.	544,227
7,360	@	Hi-Tech Pharmacal Co., Inc.	148,157
19,020	@	HMS Holdings Corp.	1,556,787
6,680	@	ICU Medical, Inc.	292,450
29,200	@, S	Idenix Pharmaceuticals, Inc.	96,944
50,240	@	Immucor, Inc.	993,747
34,560	@, L	Immunogen, Inc.	313,459
50,550	@, S, L	Immunomedics, Inc.	193,101
42,680	@	Impax Laboratories, Inc.	1,086,206
57,340	@, L	Incyte Corp.	908,839
162,900	@, S	Inovio Pharmaceuticals, Inc.	179,190
37,470	@, S	Inspire Pharmaceuticals, Inc.	148,381
20,050	@	Insulet Corp.	413,431

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
13,030	@	Integra LifeSciences Holdings Corp.	$617,883
20,870	@	InterMune, Inc.	984,855
19,760		Invacare Corp.	614,931
12,270	@	IPC The Hospitalist Co., Inc.	557,181
11,390	@	IRIS International, Inc.	102,738
17,600	@	Ironwood Pharmaceuticals, Inc.	246,400
51,120	@	Isis Pharmaceuticals, Inc.	462,125
14,300	@	Jazz Pharmaceuticals, Inc.	455,455
25,750	@	Kendle International, Inc.	275,783
9,140	@	Kensey Nash Corp.	227,677
28,100	@, S	Keryx Biopharmaceuticals, Inc.	140,500
26,600	@	Kindred Healthcare, Inc.	635,208
7,180		Landauer, Inc.	441,714
31,760	@, S	LCA-Vision, Inc.	214,380
141,100	@, S	Lexicon Genetics, Inc.	237,048
7,110	@	LHC Group, Inc.	213,300
12,355	@	Ligand Pharmaceuticals, Inc.	123,550
22,680	@	Luminex Corp.	425,477
22,900	@	Magellan Health Services, Inc.	1,123,932
18,100	@, L	MAKO Surgical Corp.	438,020
37,610	@, S	MannKind Corp.	137,277
6,500	@	MAP Pharmaceuticals, Inc.	89,635
37,310	@	Masimo Corp.	1,234,961
24,830	@	MedAssets, Inc.	379,154
24,150	@	Medcath Corp.	336,893
8,160	@	Medical Action Industries, Inc.	68,544
28,440	@	Medicines Co.	463,288
40,800		Medicis Pharmaceutical Corp.	1,307,232
10,900	@	Medidata Solutions, Inc.	278,713
19,440	@	Medivation, Inc.	362,362
46,600	@, S	Merge Healthcare, Inc.	227,408
28,990		Meridian Bioscience, Inc.	695,470
15,610	@	Merit Medical Systems, Inc.	306,268
18,380	@, L	Metabolix, Inc.	193,174
35,400	@, S	Metropolitan Health Networks, Inc.	167,442
55,210	@, S	Micromet, Inc.	309,728
8,240	@	Molina Healthcare, Inc.	329,600
22,060	@, L	Momenta Pharmaceuticals, Inc.	349,651
8,390	@	MWI Veterinary Supply, Inc.	676,905
37,520	@, S	Nabi Biopharmaceuticals	217,991
5,170		National Healthcare Corp.	240,353
19,430	@	Natus Medical, Inc.	326,424
65,770	@	Nektar Therapeutics	622,842
15,215	@	Neogen Corp.	629,597
89,400	@, S, L	Neostem, Inc.	153,768
26,620	@, S	Neurocrine Biosciences, Inc.	202,046
21,780	@, S, L	NeurogesX, Inc.	88,209
49,940	@, S	Novavax, Inc.	129,345
28,070	@	NPS Pharmaceuticals, Inc.	268,630
22,200	@	NuPathe, Inc.	173,382
26,880	@	NuVasive, Inc.	680,602
16,670	@	NxStage Medical, Inc.	366,407
9,290	@	Obagi Medical Products, Inc.	117,426
21,900	@, S	Omeros Corp.	175,200
25,670	@	Omnicell, Inc.	391,211
43,910	@	Onyx Pharmaceuticals, Inc.	1,544,754
1,085	@, S, L	Opko Health, Inc.	4,047
19,040	@	Optimer Pharmaceuticals, Inc.	225,243
36,250	@, S	OraSure Technologies, Inc.	284,925
51,150	@, S	Orexigen Therapeutics, Inc.	143,732
10,680	@	Orthofix International NV	346,673
9,910	@	Osiris Therapeutics, Inc.	71,947
43,580		Owens & Minor, Inc.	1,415,478
28,830	@, S	Pain Therapeutics, Inc.	275,615
22,360	@	Palomar Medical Technologies, Inc.	332,046
23,520	@	Par Pharmaceutical Cos., Inc.	731,002
39,560	@	Parexel International Corp.	985,044
81,930	@, S	PDL BioPharma, Inc.	475,194
119,600	@, S, L	Peregrine Pharmaceuticals, Inc.	282,256
27,900	@, S	Pharmacyclics, Inc.	164,331
19,580	@	Pharmasset, Inc.	1,541,142
19,710	@	PharMerica Corp.	225,482
15,610	@, S	Pozen, Inc.	83,826
19,610	@, S	Progenics Pharmaceuticals, Inc.	121,190
9,130	@	Providence Service Corp.	136,767
39,330	@	PSS World Medical, Inc.	1,067,810
80,200	@, S, L	PURE Bioscience, Inc.	125,112
11,740		Quality Systems, Inc.	978,412
39,230	@	Questcor Pharmaceuticals, Inc.	565,304
13,650	@	Quidel Corp.	163,254
16,680	@	RehabCare Group, Inc.	614,992

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
29,150	@, S	Rigel Pharmaceuticals, Inc.	$207,257
11,100	@	Rochester Medical Corp.	127,428
63,290	@, S	RTI Biologics, Inc.	181,009
39,030	@	Salix Pharmaceuticals Ltd.	1,367,221
42,060	@, L	Sangamo Biosciences, Inc.	350,360
59,400	@, S	Santarus, Inc.	203,148
42,440	@, L	Savient Pharmaceuticals, Inc.	449,864
51,070	@, L	Seattle Genetics, Inc.	795,160
23,800	@	Select Medical Holdings Corp.	191,828
41,450	@, S	Sequenom, Inc.	262,379
20,920	@, L	SIGA Technologies, Inc.	253,132
21,912	@	Sirona Dental Systems, Inc.	1,099,106
12,910	@	Skilled Healthcare Group, Inc.	185,775
43,200	@, S, L	Somaxon Pharmaceuticals, Inc.	122,256
12,120	@	SonoSite, Inc.	403,838
19,920	@, S	Spectranetics Corp.	93,823
28,340	@, S	Spectrum Pharmaceuticals, Inc.	251,943
75,420	@, S	StemCells, Inc.	68,632
22,070	@, S, L	Stereotaxis, Inc.	85,411
38,820		Steris Corp.	1,340,843
9,400	@	Sun Healthcare Group, Inc.	132,258
30,350	@	Sunrise Senior Living, Inc.	362,076
63,930	@, S	SuperGen, Inc.	198,183
10,170	@	SurModics, Inc.	127,125
20,090	@	Symmetry Medical, Inc.	196,882
20,600	@	Syneron Medical Ltd.	268,624
6,000	@	Synovis Life Technologies, Inc.	115,080
12,500	@, S, L	Synta Pharmaceuticals Corp.	65,750
16,200	@	Targacept, Inc.	430,758
9,300	@	Team Health Holdings, Inc.	162,564
41,810	@	Theravance, Inc.	1,012,638
43,890	@, S	TomoTherapy, Inc.	200,577
12,770	@	Triple-S Management Corp.	262,807
16,920	@	Universal American Financial Corp.	387,637
5,700		US Physical Therapy, Inc.	127,338
17,950	@, S	Vanda Pharmaceuticals, Inc.	130,856
12,500	@	Vascular Solutions, Inc.	136,375
153,900	@, S	Vical, Inc.	455,544
50,190	@	Viropharma, Inc.	998,781
10,560	@	Vital Images, Inc.	142,666
53,870	@, L	Vivus, Inc.	333,455
28,510	@	Volcano Corp.	729,856
26,400	@	WellCare Health Plans, Inc.	1,107,480
24,080		West Pharmaceutical Services, Inc.	1,078,062
22,900	@	Wright Medical Group, Inc.	389,529
18,240	@	Xenoport, Inc.	108,163
6,100		Young Innovations, Inc.	191,540
66,500	@, S, L	Zalicus, Inc.	160,930
38,400	@, S	ZIOPHARM Oncology, Inc.	240,000
35,500	@, L	Zogenix, Inc.	177,500
14,110	@	Zoll Medical Corp.	632,269
			103,063,212
		Industrials: 15.2%
12,710	@, L	3D Systems Corp.	617,071
49,100	@, L	A123 Systems, Inc.	311,785
8,710		AAON, Inc.	286,559
23,920	@	AAR Corp.	663,062
35,650		ABM Industries, Inc.	905,154
16,880	@	Acacia Research - Acacia Technologies	577,634
47,160	@	ACCO Brands Corp.	449,906
44,440		Actuant Corp.	1,288,760
29,850		Acuity Brands, Inc.	1,745,927
42,940	@, S	Advanced Battery Technologies, Inc.	83,304
9,780	@	Advisory Board Co.	503,670
9,860	@	Aerovironment, Inc.	344,804
30,280	@	Air Transport Services Group, Inc.	255,866
30,740	@	Aircastle Ltd.	371,032
85,380	@, S	Airtran Holdings, Inc.	636,081
5,300		Alamo Group, Inc.	145,485
23,560	@	Alaska Air Group, Inc.	1,494,175
15,690		Albany International Corp.	390,681
10,100	@, L	Allegiant Travel Co.	442,481
17,330	@	Altra Holdings, Inc.	409,335
6,030	@	Amerco, Inc.	584,910
6,500	@	American Railcar Industries, Inc.	162,240
27,400	@	American Reprographics Co.	283,590
6,060		American Science & Engineering, Inc.	559,702
34,760	@, L	American Superconductor Corp.	864,481
7,140		American Woodmark Corp.	149,083
6,520		Ameron International Corp.	455,031
4,570		Ampco-Pittsburgh Corp.	126,041

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
23,775		AO Smith Corp.	$1,054,184
25,120	@, S	APAC Customer Services, Inc.	150,971
18,900		Apogee Enterprises, Inc.	249,291
26,410		Applied Industrial Technologies, Inc.	878,397
12,100		Arkansas Best Corp.	313,632
15,610	@	Astec Industries, Inc.	582,097
17,770	@	Atlas Air Worldwide Holdings, Inc.	1,238,924
70,730	@	Avis Budget Group, Inc.	1,266,774
8,160		AZZ, Inc.	372,096
9,920		Badger Meter, Inc.	408,803
13,900	@	Baltic Trading Ltd.	126,768
33,400		Barnes Group, Inc.	697,392
6,900		Barrett Business Services, Inc.	110,814
27,680	@	Beacon Roofing Supply, Inc.	566,610
28,750		Belden CDT, Inc.	1,079,563
32,850	@	Blount International, Inc.	524,943
36,720		Brady Corp.	1,310,537
27,670		Briggs & Stratton Corp.	626,726
29,800		Brink’s Co.	986,678
90,440	@, S, L	Broadwind Energy, Inc.	118,476
55,760	@, S	Builders FirstSource, Inc.	158,358
7,500	@	CAI International, Inc.	193,950
319,200	@, S, L	Capstone Turbine Corp.	577,752
5,430		Cascade Corp.	242,069
34,080	@, S	CBIZ, Inc.	245,717
6,600		CDI Corp.	97,614
13,870	@	Celadon Group, Inc.	225,249
36,930	@, S	Cenveo Corp.	241,153
15,480	@	Ceradyne, Inc.	697,838
19,350	@	Chart Industries, Inc.	1,065,024
11,730		CIRCOR International, Inc.	551,545
36,230		Clarcor, Inc.	1,627,814
11,678	@	Clean Harbors, Inc.	1,152,151
16,980	@	Colfax Corp.	389,691
10,040	@	Columbus McKinnon Corp.	185,338
27,680		Comfort Systems USA, Inc.	389,458
18,400	@	Commercial Vehicle Group, Inc.	328,256
7,450	@	Consolidated Graphics, Inc.	406,994
21,880		Corporate Executive Board Co.	883,296
12,800	@	CoStar Group, Inc.	802,304
7,420		Courier Corp.	103,583
6,610	@	CRA International, Inc.	190,566
9,620		Cubic Corp.	553,150
28,609		Curtiss-Wright Corp.	1,005,320
33,150		Deluxe Corp.	879,801
18,570	@	DigitalGlobe, Inc.	520,517
12,110	@	Dolan Media Co.	147,015
20,110	@	Dollar Thrifty Automotive Group	1,341,940
4,360		Ducommun, Inc.	104,204
15,760	@	Dycom Industries, Inc.	273,278
13,560		Dynamic Materials Corp.	379,002
43,260	@, L	Eagle Bulk Shipping, Inc.	160,927
40,810	@	EMCOR Group, Inc.	1,263,886
13,810		Encore Wire Corp.	336,135
32,450	@, S	Ener1, Inc.	96,052
22,510	@, S, L	Energy Recovery, Inc.	71,582
51,060	S	Energy Solutions, Inc.	304,318
13,230	@, L	Enernoc, Inc.	252,825
36,410	@	EnerSys	1,447,298
17,720		Ennis, Inc.	301,772
12,640	@	EnPro Industries, Inc.	459,085
15,900		ESCO Technologies, Inc.	606,585
17,080	@	Esterline Technologies Corp.	1,207,898
21,300	@, L	Excel Maritime Carriers Ltd.	91,377
8,290	@	Exponent, Inc.	369,817
42,840	S	Federal Signal Corp.	278,888
41,200	@, S	Flow International Corp.	180,868
25,060	@, S	Force Protection, Inc.	122,794
19,070		Forward Air Corp.	584,114
16,320		Franklin Electric Co., Inc.	753,984
7,000		Freightcar America, Inc.	227,570
10,730	@	Fuel Tech, Inc.	95,497
69,840	@, S, L	FuelCell Energy, Inc.	149,458
34,910	@, S	Furmanite Corp.	279,280
11,050		G&K Services, Inc.	367,413
14,500	@, L	Genco Shipping & Trading Ltd.	156,165
42,090	@, S	Gencorp, Inc.	251,698
10,200	@	Generac Holdings, Inc.	206,958
24,940	@	Genesee & Wyoming, Inc.	1,451,508
40,117	@	Geo Group, Inc.	1,028,600
12,430	@	GeoEye, Inc.	516,839

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
17,600	@	Gibraltar Industries, Inc.	$209,968
9,290		Gorman-Rupp Co.	365,933
70,510	@	GrafTech International Ltd.	1,454,621
12,220		Graham Corp.	292,547
19,140		Granite Construction, Inc.	537,834
31,440		Great Lakes Dredge & Dock Corp.	239,887
15,070	@	Greenbrier Cos., Inc.	427,687
21,530	@	Griffon Corp.	282,689
20,360	@	H&E Equipment Services, Inc.	397,224
29,060	@, S	Hawaiian Holdings, Inc.	174,651
35,565		Healthcare Services Group	625,233
37,390		Heartland Express, Inc.	656,568
18,312		Heico Corp.	1,144,866
11,490		Heidrick & Struggles International, Inc.	319,767
43,300		Herman Miller, Inc.	1,190,317
66,860	@	Hexcel Corp.	1,316,473
32,520		HNI, Corp.	1,026,331
33,560	S	Horizon Lines, Inc.	28,526
13,790		Houston Wire & Cable Co.	201,610
26,960	@	HUB Group, Inc.	975,682
14,750	@	Huron Consulting Group, Inc.	408,428
10,350	@	ICF International, Inc.	212,589
16,910	@	II-VI, Inc.	841,273
16,740	@	Innerworkings, Inc.	123,541
25,890	@	Insituform Technologies, Inc.	692,558
14,080		Insperity, Inc.	427,750
12,330		Insteel Industries, Inc.	174,346
29,570		Interface, Inc.	546,749
22,200	@	Interline Brands, Inc.	452,880
3,830		International Shipholding Corp.	95,367
161,730	@, S, L	JetBlue Airways Corp.	1,014,047
18,070		John Bean Technologies Corp.	347,486
8,740	@	Kadant, Inc.	228,901
15,700		Kaman Corp.	552,640
23,000		Kaydon Corp.	901,370
15,530	@	Kelly Services, Inc.	337,156
7,600	@	Keyw Holding Corp.	93,328
25,030	@	Kforce, Inc.	458,049
22,980	S	Kimball International, Inc.	160,860
32,401		Knight Transportation, Inc.	623,719
31,440		Knoll, Inc.	658,982
27,630	@	Korn/Ferry International	615,320
10,050	@	LaBarge, Inc.	177,885
11,770	@	Ladish Co., Inc.	643,231
11,220	@	Layne Christensen Co.	387,090
7,410		LB Foster Co.	319,445
10,440		Lindsay Manufacturing Co.	824,969
7,400	@	LMI Aerospace, Inc.	149,554
15,520		LSI Industries, Inc.	112,365
8,440	@	M&F Worldwide Corp.	212,013
9,500		Marten Transport Ltd.	211,850
34,690	@	Mastec, Inc.	721,552
15,780		McGrath Rentcorp	430,321
66,330	@	Meritor, Inc.	1,125,620
32,910	@, S	Metalico, Inc.	204,700
9,230		Met-Pro Corp.	109,837
4,600	@	Michael Baker Corp.	133,722
11,376	@	Middleby Corp.	1,060,471
9,750		Miller Industries, Inc.	158,340
16,120		Mine Safety Appliances Co.	591,120
9,000	@	Mistras Group, Inc.	154,890
24,030	@	Mobile Mini, Inc.	577,201
29,454	@	Moog, Inc.	1,352,233
23,920		Mueller Industries, Inc.	875,950
106,940	S	Mueller Water Products, Inc.	479,091
14,090	@	MYR Group, Inc./Delaware	337,033
3,750		Nacco Industries, Inc.	415,013
3,860		National Presto Industries, Inc.	434,945
33,170	@	Navigant Consulting, Inc.	331,368
6,800	@	NCI Building Systems, Inc.	86,156
23,760	S	Nordson Corp.	2,733,826
6,510	@	Northwest Pipe Co.	149,274
29,015	@	Old Dominion Freight Line	1,018,136
20,780	@, S	On Assignment, Inc.	196,579
40,920	@	Orbital Sciences Corp.	774,206
16,710	@	Orion Marine Group, Inc.	179,465
34,300	@, S	Pacer International, Inc.	180,418
9,560	@	Pike Electric Corp.	91,011
8,770	@, L	PMFG, Inc.	187,152
16,970	@	Polypore International, Inc.	977,133
3,600	@	Powell Industries, Inc.	141,984

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
13,500		Primoris Services Corp.	$136,890
26,400	@	Quality Distribution, Inc.	312,840
20,650		Quanex Building Products Corp.	405,360
13,300	@	RailAmerica, Inc.	226,632
8,940		Raven Industries, Inc.	549,095
13,200	@	RBC Bearings, Inc.	504,636
11,800	@, S	Republic Airways Holdings, Inc.	75,874
30,340		Resources Connection, Inc.	588,293
9,200	@	Roadrunner Transportation Systems, Inc.	138,000
29,375		Robbins & Myers, Inc.	1,350,956
55,140		Rollins, Inc.	1,119,342
34,720	@	RSC Holdings, Inc.	499,274
20,700	@	Rush Enterprises, Inc. - Class A	409,860
7,960	@	Saia, Inc.	130,464
65,730	@, L	SatCon Technology Corp.	253,718
7,500	@	Sauer-Danfoss, Inc.	381,975
8,740		Schawk, Inc.	169,906
11,460	@	School Specialty, Inc.	163,878
117		Seaboard Corp.	282,321
38,630	@	SFN Group, Inc.	544,297
25,110		Simpson Manufacturing Co., Inc.	739,741
39,410		Skywest, Inc.	666,817
11,140	@	Standard Parking Corp.	197,846
8,150		Standex International Corp.	308,804
38,200		Steelcase, Inc.	434,716
8,600	@	Sterling Construction Co., Inc.	145,168
6,990		Sun Hydraulics Corp.	301,269
22,720	@	SYKES Enterprises, Inc.	449,174
11,580		TAL International Group, Inc.	420,007
61,820	@, S	Taser International, Inc.	251,607
12,300	@	Team, Inc.	322,998
9,960	@	Tecumseh Products Co.	99,799
23,060	@	Teledyne Technologies, Inc.	1,192,433
12,180		Tennant Co.	512,047
40,950	@	Tetra Tech, Inc.	1,011,056
5,280	L	Textainer Group Holdings Ltd.	196,205
30,035		Titan International, Inc.	799,231
14,740	@, L	Titan Machinery, Inc.	372,185
18,910		Tredegar Corp.	408,078
9,250	@, L	Trex Co., Inc.	301,735
12,200	@	Trimas Corp.	262,300
7,517		Triumph Group, Inc.	664,879
27,920	@	TrueBlue, Inc.	468,777
18,180	@	Tutor Perini Corp.	442,865
12,800		Twin Disc, Inc.	412,416
22,550	@, L	Ultrapetrol Bahamas Ltd.	114,554
9,390		Unifirst Corp.	497,764
46,640	@	United Rentals, Inc.	1,552,179
16,800		United Stationers, Inc.	1,193,640
11,040		Universal Forest Products, Inc.	404,616
86,700	@, S	UQM Technologies, Inc.	258,366
114,340	@, L	US Airways Group, Inc.	995,901
11,010		US Ecology, Inc.	191,904
17,560		Viad Corp.	420,386
9,990		Vicor Corp.	164,735
5,300		VSE Corp.	157,463
43,400	@	Wabash National Corp.	502,572
19,160		Watsco, Inc.	1,335,644
19,070		Watts Water Technologies, Inc.	728,283
23,710		Werner Enterprises, Inc.	627,604
40,680		Woodward Governor Co.	1,405,901
8,300	@	Xerium Technologies, Inc.	199,615
			128,812,457
		Information Technology: 18.2%
40,486	@	Accelrys, Inc.	323,888
22,900	@	ACI Worldwide, Inc.	751,120
31,150	@	Acme Packet, Inc.	2,210,404
40,730	@	Actuate Corp.	211,796
45,400	@	Acxiom Corp.	651,490
42,640		Adtran, Inc.	1,810,494
21,450	@	Advanced Energy Industries, Inc.	350,708
22,140	@	Advent Software, Inc.	634,754
857	@	Agilysys, Inc.	4,919
7,000	@	Alpha & Omega Semiconductor Ltd.	88,830
20,870	S	American Software, Inc.	154,021
64,400	@	Amkor Technology, Inc.	434,056
37,930	@, S	Anadigics, Inc.	169,926
12,840	@	Anaren, Inc.	258,084
10,900	@	Ancestry.com, Inc.	386,405
17,850	@	Anixter International, Inc.	1,247,537
44,930	@	Applied Micro Circuits Corp.	466,373

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
64,990	@	Ariba, Inc.	$2,218,759
91,600	@	Arris Group, Inc.	1,166,984
40,930	@	Aruba Networks, Inc.	1,385,071
39,600	@	Aspen Technology, Inc.	593,604
21,620	@	ATMI, Inc.	408,186
25,140	@, S	Aviat Networks, Inc.	129,974
16,950	@	Avid Technology, Inc.	377,985
60,200	@, S	Axcelis Technologies, Inc.	159,530
27,900	@	AXT, Inc.	200,043
7,960		Bel Fuse, Inc.	175,200
35,700	@	Benchmark Electronics, Inc.	677,229
1,507	@, S	BigBand Networks, Inc.	3,843
10,180		Black Box Corp.	357,827
29,360		Blackbaud, Inc.	799,766
23,490	@, L	Blackboard, Inc.	851,278
25,760	@	Blue Coat Systems, Inc.	725,402
14,860	@	Bottomline Technologies, Inc.	373,580
56,290	@	Brightpoint, Inc.	610,184
5,300	@	BroadSoft, Inc.	252,757
38,980	@	Brooks Automation, Inc.	535,195
16,260	@	Cabot Microelectronics Corp.	849,585
18,840	@	CACI International, Inc.	1,155,269
9,600	@	Calix, Inc.	194,976
19,150	@	Cardtronics, Inc.	389,703
6,050		Cass Information Systems, Inc.	237,705
30,470	@	Cavium Networks, Inc.	1,369,017
17,130	@	Ceva, Inc.	457,885
25,990	@	Checkpoint Systems, Inc.	584,255
44,710	@, S	Ciber, Inc.	299,557
37,070	@	Cirrus Logic, Inc.	779,582
24,540		Cognex Corp.	693,255
15,920	@	Coherent, Inc.	925,111
16,020		Cohu, Inc.	246,067
27,940	@	Commvault Systems, Inc.	1,114,247
16,000	@	comScore, Inc.	472,160
17,300		Comtech Telecommunications	470,214
13,610	@, S, L	Comverge, Inc.	63,423
23,500	@	Concur Technologies, Inc.	1,303,075
60,700	@, S	Conexant Systems, Inc.	144,466
17,440	@, L	Constant Contact, Inc.	608,656
17,300	@	Convio, Inc.	200,853
17,200	@, S	Cray, Inc.	110,940
17,420	@	CSG Systems International	347,355
22,400		CTS Corp.	241,920
17,040	@	Cymer, Inc.	964,123
22,710		Daktronics, Inc.	244,133
14,100		DDi Corp.	149,037
27,440	@	DealerTrack Holdings, Inc.	630,022
231	@, S	Deltek, Inc.	1,756
15,470	@	DemandTec, Inc.	203,585
14,250	@	DG FastChannel, Inc.	459,135
5,600	@	Dice Holdings, Inc.	84,616
26,680	@, L	Digital River, Inc.	998,632
23,710	@	Diodes, Inc.	807,563
19,050	@	DSP Group, Inc.	146,685
10,180	@	DTS, Inc.	474,693
63,100		Earthlink, Inc.	494,073
17,450	@	Ebix, Inc.	412,693
10,340	@	Echelon Corp.	104,744
386	@, L	Echo Global Logistics, Inc.	5,068
11,980		Electro Rent Corp.	205,816
24,140	@	Electro Scientific Industries, Inc.	419,070
27,220	@	Electronics for Imaging	400,406
11,050	@	EMS Technologies, Inc.	217,188
55,490	@	Emulex Corp.	592,078
30,560	@, S, L	Energy Conversion Devices, Inc.	69,066
90,800	@	Entegris, Inc.	796,316
36,710	@, L	Entropic Communications, Inc.	310,200
33,560	@	Epicor Software Corp.	371,509
23,550		EPIQ Systems, Inc.	338,178
5,350	@	ePlus, Inc.	142,364
34,870	@	Euronet Worldwide, Inc.	674,037
19,890	@, S	Exar Corp.	119,738
12,720	@	ExlService Holdings, Inc.	269,028
64,430	@, S	Extreme Networks	225,505
5,700	@	Fabrinet	114,912
28,530		Fair Isaac Corp.	901,833
13,930	@	Faro Technologies, Inc.	557,200
22,950	@	FEI Co.	773,874
51,800	@	Finisar Corp.	1,274,280
31,800	@	Formfactor, Inc.	327,540

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
9,970	@	Forrester Research, Inc.	$381,751
24,100	@	Fortinet, Inc.	1,060,400
20,500	@, S	FSI International, Inc.	89,790
26,380	@, S	Global Cash Access, Inc.	86,263
20,650	@	Globecomm Systems, Inc.	254,615
42,890	@	GSI Commerce, Inc.	1,255,390
19,400	@	GSI Technology, Inc.	176,346
36,120	@	GT Solar International, Inc.	385,039
65,890	@	Harmonic, Inc.	618,048
21,960		Heartland Payment Systems, Inc.	384,959
16,009	@	Hittite Microwave Corp.	1,020,894
36,100	@, S, L	Hutchinson Technology, Inc.	101,802
16,400	@	Hypercom Corp.	197,292
13,530		iGate Corp.	253,958
125,900	@, S	Ikanos Communications, Inc.	143,526
21,250	@	Imation Corp.	236,725
23,310	@, S	Immersion Corp.	178,088
53,330	@	Infinera Corp.	447,439
21,260	@	Infospace, Inc.	184,112
4,800	@	Inphi Corp.	100,848
30,710	@	Insight Enterprises, Inc.	522,991
18,740	@	Integral Systems, Inc.	228,066
100,900	@	Integrated Device Technology, Inc.	743,633
19,300	@	Integrated Silicon Solution, Inc.	178,911
9,500	@	Interactive Intelligence, Inc.	367,745
27,040		InterDigital, Inc.	1,290,078
20,100	@	Intermec, Inc.	216,879
46,170	@, S	Internap Network Services Corp.	303,337
15,540	@	Intevac, Inc.	193,162
15,420	@	IPG Photonics Corp.	889,426
17,810	@	Ixia	282,823
16,070	@	IXYS Corp.	215,820
27,970	@	j2 Global Communications, Inc.	825,395
56,330		Jack Henry & Associates, Inc.	1,909,024
27,734	@	JDA Software Group, Inc.	839,231
13,700	@	Kenexa Corp.	377,983
16,060		Keynote Systems, Inc.	297,913
15,100	@, L	KIT Digital, Inc.	181,804
20,850	@	Knot, Inc.	251,243
46,110	@, S	Kopin Corp.	211,645
36,930	@	Kulicke & Soffa Industries, Inc.	345,296
50,800	@, L	L-1 Identity Solutions, Inc.	598,424
88,430	@, S	Lattice Semiconductor Corp.	521,737
98,590	@	Lawson Software, Inc.	1,192,939
14,100	@, S	Limelight Networks, Inc.	100,956
43,080	@, S	Lionbridge Technologies	147,764
10,240	@	Liquidity Services, Inc.	182,886
11,580		Littelfuse, Inc.	661,218
32,210	@	LivePerson, Inc.	407,134
10,500	@, L	LogMeIn, Inc.	442,680
19,640	@	LoopNet, Inc.	277,906
6,440	@	Loral Space & Communications, Inc.	499,422
40,200	@	LTX-Credence Corp.	367,026
15,340	@	Manhattan Associates, Inc.	501,925
15,010	@	Mantech International Corp.	636,424
10,930		MAXIMUS, Inc.	887,188
14,570	@	Maxwell Technologies, Inc.	251,624
10,840	@	Measurement Specialties, Inc.	369,210
68,570	@	Mentor Graphics Corp.	1,003,179
17,910	@	Mercury Computer Systems, Inc.	378,976
22,060		Methode Electronics, Inc.	266,485
35,840		Micrel, Inc.	483,123
53,650	@	Microsemi Corp.	1,111,092
6,070	@	MicroStrategy, Inc.	816,294
118,790	@, S, L	Microvision, Inc.	156,803
17,800	@, L	Mindspeed Technologies, Inc.	150,588
36,480	@	MIPS Technologies, Inc.	382,675
33,240		MKS Instruments, Inc.	1,106,892
33,240	@, S	Moduslink Global Solutions, Inc.	181,490
79,730	@, S	MoneyGram International, Inc.	273,474
21,610	@	Monolithic Power Systems, Inc.	306,646
17,670	@	Monotype Imaging Holdings, Inc.	256,215
93,250	@, S	Move, Inc.	222,868
11,200		MTS Systems Corp.	510,160
4,750	@	Multi-Fineline Electronix, Inc.	134,045
4,520	@	NCI, Inc.	110,152
23,520	@	Netgear, Inc.	762,989
43,380	@	Netlogic Microsystems, Inc.	1,822,828
19,540	@	Netscout Systems, Inc.	533,833
12,400	@	NetSuite, Inc.	360,592
115,700	@, S	Network Engines, Inc.	234,871

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
30,800	@, S	Network Equipment Technologies, Inc.	$116,116
25,470	@	Newport Corp.	454,130
38,660	@	NIC, Inc.	481,704
22,780	@, S	Novatel Wireless, Inc.	124,379
4,300	@	NVE Corp.	242,262
30,300	@	Oclaro, Inc.	348,753
37,690	@	Omnivision Technologies, Inc.	1,339,126
25,440	@, S	Online Resources Corp.	96,163
10,550	@	OpenTable, Inc.	1,121,993
14,730	@	Oplink Communications, Inc.	287,088
9,700		Opnet Technologies, Inc.	378,203
10,260	@	OSI Systems, Inc.	385,058
63,771	@	Parametric Technology Corp.	1,434,210
11,710		Park Electrochemical Corp.	377,648
22,500	@	PC-Tel, Inc.	172,575
13,000		Pegasystems, Inc.	493,220
18,980	@	Perficient, Inc.	227,950
24,890	@	Pericom Semiconductor Corp.	258,109
21,250	@, S	Photronics, Inc.	190,613
36,260		Plantronics, Inc.	1,327,841
31,570	@, S	Plexus Corp.	1,106,844
15,010		Power Integrations, Inc.	575,333
40,120	@, L	Power-One, Inc.	351,050
82,380	@, S	Powerwave Technologies, Inc.	371,534
46,995	@	Progress Software Corp.	1,367,085
9,920	@	PROS Holdings, Inc.	144,534
26,280	S	Pulse Electronics Corp.	158,994
11,200	@	QAD, Inc.	120,624
133,430	@, S	Quantum Corp.	336,244
37,520	@	Quest Software, Inc.	952,633
9,700	@, L	QuinStreet, Inc.	220,481
58,310	@	Rackspace Hosting, Inc.	2,498,584
20,780	@	Radiant Systems, Inc.	367,806
16,060	@, S	Radisys Corp.	139,080
29,300	@, S	RealNetworks, Inc.	108,996
7,260		Renaissance Learning, Inc.	85,305
191,120	@	RF Micro Devices, Inc.	1,225,079
15,780	@	RightNow Technologies, Inc.	493,914
6,100		Rimage Corp.	98,515
82,560	@, S	Riverbed Technolgoy, Inc.	3,108,384
17,370	@	Rofin-Sinar Technologies, Inc.	686,115
11,190	@	Rogers Corp.	504,221
3,740	@	Rosetta Stone, Inc.	49,405
8,630	@, L	Rubicon Technology, Inc.	238,878
17,230	@	Rudolph Technologies, Inc.	188,496
35,420	@, S	S1 Corp.	236,606
62,000	@	Sanmina-SCI Corp.	695,020
62,100	@	Sapient Corp.	711,045
24,650	@	SAVVIS, Inc.	914,269
15,930	@	Scansource, Inc.	605,181
21,300	@	Seachange Intl., Inc.	202,350
38,640	@	Semtech Corp.	966,773
30,760	@, S	ShoreTel, Inc.	253,155
18,800	@	Sigma Designs, Inc.	243,460
26,970	@	Silicon Graphics International Corp.	577,158
42,950	@, S	Silicon Image, Inc.	385,262
37,410	@	Smart Modular Technologies, Inc.	290,676
17,460	@	Smith Micro Software, Inc.	163,426
23,310	@	SolarWinds, Inc.	546,853
120,420	@, S	Sonus Networks, Inc.	452,779
18,670	@	Sourcefire, Inc.	513,612
10,300	@	Spectrum Control, Inc.	202,704
27,360	@	SRA International, Inc.	775,930
9,400	@	SS&C Technologies Holdings, Inc.	191,948
15,380	@	Stamps.com, Inc.	205,323
12,830	@	Standard Microsystems Corp.	316,388
27,510	@, L	STEC, Inc.	552,676
13,120	@	Stratasys, Inc.	616,640
43,160	@	SuccessFactors, Inc.	1,687,124
13,820	@	Super Micro Computer, Inc.	221,673
9,620	@	Supertex, Inc.	214,334
35,050	@, S	support.com, Inc.	181,910
14,096	@	Sycamore Networks, Inc.	344,365
22,800	@, S	Symmetricom, Inc.	139,764
22,770	@, L	Synaptics, Inc.	615,245
11,770	@	Synchronoss Technologies, Inc.	409,008
11,650	@	SYNNEX Corp.	381,305
8,850		Syntel, Inc.	462,236
42,820	@	Take-Two Interactive Software, Inc.	658,143
24,680	@	Taleo Corp.	879,842
44,920	@	Tekelec	364,750

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
38,230	@, S	TeleCommunication Systems, Inc.	$157,508
19,940	@	TeleTech Holdings, Inc.	386,437
37,880	@	Terremark Worldwide, Inc.	719,720
30,360	@	Tessera Technologies, Inc.	554,374
44,470	@, S	THQ, Inc.	202,783
98,900	@	TIBCO Software, Inc.	2,695,025
70,020	@	Tivo, Inc.	613,375
15,770	@	TNS, Inc.	245,539
57,340	@, S	Trident Microsystems, Inc.	65,941
97,780	@	Triquint Semiconductor, Inc.	1,262,340
49,480	@	TTM Technologies, Inc.	898,557
21,240	@	Tyler Technologies, Inc.	503,600
17,170	@	Ultimate Software Group, Inc.	1,008,738
17,910	@	Ultratech, Inc.	526,554
27,214	@	Unisys Corp.	849,621
49,733	S	United Online, Inc.	313,567
20,770	@	Universal Display Corp.	1,143,181
83,810	@, S	Utstarcom, Inc.	196,954
54,750	@	Valueclick, Inc.	791,685
18,230	@	Vasco Data Security Intl.	250,298
27,210	@, L	Veeco Instruments, Inc.	1,383,356
60,430	@, S	Verifone Holdings, Inc.	3,320,629
24,110	@	Viasat, Inc.	960,542
16,800	@, L	VirnetX Holding Corp.	334,488
18,600	@	Virtusa Corp.	348,378
10,110	@	Vocus, Inc.	261,445
15,020	@	Volterra Semiconductor Corp.	372,947
56,600	@, S, L	Wave Systems Corp.	177,158
27,770	@	Websense, Inc.	637,877
26,620	@	Wright Express Corp.	1,379,981
13,600	@	Xyratex Ltd.	152,048
92,900	@, S	Zix Corp.	341,872
37,510	@	Zoran Corp.	389,729
13,700	@	Zygo Corp.	200,294
			154,720,346
		Materials: 5.5%
20,814		A Schulman, Inc.	514,522
5,840	@	AEP Industries, Inc.	173,565
41,040	@	Allied Nevada Gold Corp.	1,456,099
8,320	@	AM Castle & Co.	157,082
17,460		Amcol International Corp.	628,211
15,100		American Vanguard Corp.	131,068
17,170		Arch Chemicals, Inc.	714,100
12,310		Balchem Corp.	461,871
41,970	@, L	Boise, Inc.	384,445
25,680		Buckeye Technologies, Inc.	699,266
33,580	@	Calgon Carbon Corp.	533,250
48,880	@	Century Aluminum Co.	913,078
8,458	@	Clearwater Paper Corp.	688,481
57,880	@	Coeur d’Alene Mines Corp.	2,013,066
6,480		Deltic Timber Corp.	433,123
55,780	@	Ferro Corp.	925,390
48,390	@, S	General Moly, Inc.	260,338
20,500	@	Georgia Gulf Corp.	758,500
37,700		Globe Specialty Metals, Inc.	858,052
202,800	@, S	Golden Star Resources Ltd.	602,316
11,700	@	Graham Packaging Co., Inc.	203,931
75,580	@, S	Graphic Packaging Holding Co.	409,644
6,510		Hawkins, Inc.	267,431
8,340		Haynes International, Inc.	462,453
30,290		HB Fuller Co.	650,629
37,970	@, S	Headwaters, Inc.	224,023
162,300	@	Hecla Mining Co.	1,473,684
32,520	@	Horsehead Holding Corp.	554,466
12,650		Innophos Holdings, Inc.	583,292
62,800	@, S, L	Jaguar Mining, Inc.	327,816
9,280		Kaiser Aluminum Corp.	457,040
22,900	@	KapStone Paper and Packaging Corp.	393,193
5,100		KMG Chemicals, Inc.	100,266
12,230		Koppers Holdings, Inc.	522,221
6,400	@	Kraton Performance Polymers, Inc.	244,800
27,770	@, S	Landec Corp.	180,505
78,230	@	Louisiana-Pacific Corp.	821,415
11,570	@	LSB Industries, Inc.	458,635
14,570		Materion Corp.	594,456
9,100	@	Metals USA Holdings Corp.	148,967
13,430		Minerals Technologies, Inc.	920,224
12,400	@, L	Molycorp, Inc.	744,248
19,490		Myers Industries, Inc.	193,536
10,140		Neenah Paper, Inc.	222,776
6,030		NewMarket Corp.	954,067

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Materials (continued)
13,900	@	Noranda Aluminum Holding Corp.	$223,095
56,740		Olin Corp.	1,300,481
6,430		Olympic Steel, Inc.	210,968
20,100	@	OM Group, Inc.	734,454
26,220	@, S	Omnova Solutions, Inc.	206,351
22,010		PH Glatfelter Co.	293,173
61,850		PolyOne Corp.	878,889
4,250		Quaker Chemical Corp.	170,723
23,721	L	Rock-Tenn Co.	1,645,051
29,370	@	Rockwood Holdings, Inc.	1,445,591
20,080	@	RTI International Metals, Inc.	625,492
11,760		Schweitzer-Mauduit International, Inc.	595,174
16,300	@, S	Senomyx, Inc.	98,452
31,383		Sensient Technologies Corp.	1,124,767
33,860		Silgan Holdings, Inc.	1,291,420
78,160	@	Solutia, Inc.	1,985,264
21,750	@	Spartech Corp.	157,688
4,690		Stepan Co.	340,025
35,090	@	Stillwater Mining Co.	804,614
17,100	@, L	STR Holdings, Inc.	327,978
14,430	L	Texas Industries, Inc.	652,669
107,800	@	Thompson Creek Metals Co., Inc.	1,351,812
7,400	@	TPC Group, Inc.	213,638
5,100	@	Universal Stainless & Alloy	172,023
51,170	@, L	US Gold Corp.	451,831
27,010		Wausau Paper Corp.	206,356
12,320		Westlake Chemical Corp.	692,384
37,500		Worthington Industries	784,500
44,358	@	WR Grace & Co.	1,698,468
14,660		Zep, Inc.	255,231
16,870	@	Zoltek Cos., Inc.	226,564
			46,584,667
		Telecommunication Services: 0.8%
16,330	@	AboveNet, Inc.	1,059,164
42,490		Alaska Communications Systems Group, Inc.	452,519
5,450		Atlantic Tele-Network, Inc.	202,686
11,640	@	Cbeyond, Inc.	135,839
146,940	@, S	Cincinnati Bell, Inc.	393,799
31,000	@	Cogent Communications Group, Inc.	442,370
15,910		Consolidated Communications Holdings, Inc.	297,994
27,520	@	General Communication, Inc.	301,069
17,940	@	Global Crossing Ltd.	249,725
70,000	@, S, L	Globalstar, Inc.	88,900
9,370	@	Hughes Communications, Inc.	559,108
24,100	@, L	Iridium Communications, Inc.	192,077
21,940	@	Neutral Tandem, Inc.	323,615
19,720		NTELOS Holdings Corp.	363,045
89,790	@, S	PAETEC Holding Corp.	299,899
35,870	@, S	Premier Global Services, Inc.	273,329
13,000		Shenandoah Telecom Co.	234,780
13,330		USA Mobility, Inc.	193,152
76,400	@, S	Vonage Holdings Corp.	348,384
			6,411,454
		Utilities: 2.9%
18,980		Allete, Inc.	739,651
11,550		American States Water Co.	414,183
34,880		Avista Corp.	806,774
28,350		Black Hills Corp.	948,024
9,800	@, L	Cadiz, Inc.	119,462
12,790		California Water Service Group	475,404
10,460		Central Vermont Public Service Corp.	243,613
9,590		CH Energy Group, Inc.	484,679
3,980		Chesapeake Utilities Corp.	165,648
44,690		Cleco Corp.	1,532,420
3,700		Connecticut Water Service, Inc.	97,495
9,940	@	Consolidated Water Co., Ltd.	108,346
62,000	@, S, L	Dynegy, Inc.	352,780
29,240	@	El Paso Electric Co.	888,896
26,990		Empire District Electric Co.	588,112
34,000		Idacorp, Inc.	1,295,400
16,600		Laclede Group, Inc.	632,460
14,660		MGE Energy, Inc.	593,583
7,260		Middlesex Water Co.	132,059
29,670		New Jersey Resources Corp.	1,274,327
24,265		Nicor, Inc.	1,303,031
19,200		Northwest Natural Gas Co.	885,696
24,850		NorthWestern Corp.	752,955
21,000		Otter Tail Corp.	477,330
51,250		Piedmont Natural Gas Co.	1,555,438
54,570		PNM Resources, Inc.	814,184
53,230		Portland General Electric Co.	1,265,277

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Utilities (continued)
9,230		SJW Corp.	$213,675
21,590		South Jersey Industries, Inc.	1,208,392
33,270		Southwest Gas Corp.	1,296,532
28,470		UIL Holdings Corp.	868,904
20,330		Unisource Energy Corp.	734,523
6,400		Unitil Corp.	150,784
35,420		WGL Holdings, Inc.	1,381,380
6,200		York Water Co.	107,942
			24,909,359
		Total Common Stock
		(Cost $532,926,576)	754,980,480
REAL ESTATE INVESTMENT TRUSTS: 6.8%
		Financials: 6.8%
23,996		Acadia Realty Trust	454,004
4,700		Agree Realty Corp.	105,515
1,450		Alexander’s, Inc.	590,078
20,000		American Assets Trust, Inc.	425,400
37,719		American Campus Communities, Inc.	1,244,727
75,880		American Capital Agency Corp.	2,211,143
78,580	S	Anworth Mortgage Asset Corp.	557,132
6,600		Apollo Commercial Real Estate Finance, Inc.	107,910
23,710		Ashford Hospitality Trust, Inc.	261,284
21,980		Associated Estates Realty Corp.	349,042
92,490		BioMed Realty Trust, Inc.	1,759,160
34,530	S	Capital Lease Funding, Inc.	189,224
43,340	S	Capstead Mortgage Corp.	553,885
96,870		CBL & Associates Properties, Inc.	1,687,475
31,370	S	Cedar Shopping Centers, Inc.	189,161
11,000		Chatham Lodging Trust	178,750
30,750	S	Cogdell Spencer, Inc.	182,655
43,490		Colonial Properties Trust	837,183
9,000		Colony Financial, Inc.	169,470
54,798		Cousins Properties, Inc.	457,563
8,500	L	CreXus Investment Corp.	97,070
29,850		Cypress Sharpridge Investments, Inc.	378,498
127,490	S	DCT Industrial Trust, Inc.	707,570
105,895		DiamondRock Hospitality Co.	1,182,847
25,630	L	DuPont Fabros Technology, Inc.	621,528
7,650		Dynex Capital, Inc.	76,959
21,520		EastGroup Properties, Inc.	946,234
35,310		Education Realty Trust, Inc.	283,539
33,210		Entertainment Properties Trust	1,554,892
18,130		Equity Lifestyle Properties, Inc.	1,045,195
23,270		Equity One, Inc.	436,778
34,800		Excel Trust, Inc.	410,292
56,450		Extra Space Storage, Inc.	1,169,080
37,720	@, S	FelCor Lodging Trust, Inc.	231,224
35,610	@	First Industrial Realty Trust, Inc.	423,403
23,370		First Potomac Realty Trust	368,078
38,670		Franklin Street Properties Corp.	544,087
13,220		Getty Realty Corp.	302,474
7,690		Gladstone Commercial Corp.	140,266
36,920		Glimcher Realty Trust	341,510
14,600		Government Properties Income Trust	392,156
45,240		Hatteras Financial Corp.	1,272,149
38,830		Healthcare Realty Trust, Inc.	881,441
57,800	S	Hersha Hospitality Trust	343,332
39,116	L	Highwoods Properties, Inc.	1,369,451
25,050		Home Properties, Inc.	1,476,698
50,000		Inland Real Estate Corp.	477,000
42,350		Invesco Mortgage Capital, Inc.	925,348
50,800		Investors Real Estate Trust	482,600
64,710	@	iStar Financial, Inc.	594,038
8,870		Kayne Anderson Energy Development Co.	173,497
34,530		Kilroy Realty Corp.	1,340,800
38,800	S	Kite Realty Group Trust	206,028
45,900		LaSalle Hotel Properties	1,239,300
58,435		Lexington Realty Trust	546,367
15,820		LTC Properties, Inc.	448,339
68,980		Medical Properties Trust, Inc.	798,099
208,420		MFA Mortgage Investments, Inc.	1,709,044
20,220		Mid-America Apartment Communities, Inc.	1,298,124
16,010		National Health Investors, Inc.	767,199
57,220		National Retail Properties, Inc.	1,495,159
3,700	@, S	Newcastle Investment Corp.	22,348
46,488	S	Northstar Realty Finance Corp.	248,711
63,880		Omega Healthcare Investors, Inc.	1,427,079
5,700		One Liberty Properties, Inc.	85,956
8,590		Parkway Properties, Inc.	146,030

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Financials (continued)
14,600		Pebblebrook Hotel Trust		$323,390
34,180		Pennsylvania Real Estate Investment Trust		487,749
10,200		Pennymac Mortgage Investment Trust		187,578
31,917		Post Properties, Inc.		1,252,742
27,510		Potlatch Corp.		1,105,902
10,990		PS Business Parks, Inc.		636,761
66,950	S	RAIT Investment Trust		164,697
18,490		Ramco-Gershenson Properties		231,680
56,480		Redwood Trust, Inc.		878,264
24,550	S	Resource Capital Corp.		161,785
9,400		Sabra Healthcare REIT, Inc.		165,534
3,470		Saul Centers, Inc.		154,589
17,440		Sovran Self Storage, Inc.		689,752
41,950		Starwood Property Trust, Inc.		935,485
95,020	@, S	Strategic Hotel Capital, Inc.		612,879
14,340		Sun Communities, Inc.		511,221
62,914	@	Sunstone Hotel Investors, Inc.		641,094
55,800		Tanger Factory Outlet Centers, Inc.		1,464,192
11,200		UMH Properties, Inc.		111,328
6,540		Universal Health Realty Income Trust		265,066
14,240		Urstadt Biddle Properties, Inc.		270,845
57,750		U-Store-It Trust		607,530
17,840		Walter Investment Management Corp.		287,759
41,540		Washington Real Estate Investment Trust		1,291,479
9,950		Winthrop Realty Trust		121,888
		Total Real Estate Investment Trusts
		(Cost $45,975,965)		57,499,767
		Total Long-Term Investments
		(Cost $578,902,541)		812,480,247
SHORT-TERM INVESTMENTS: 9.4%
		Mutual Funds: 4.2%
35,728,000		BlackRock Liquidity Funds, TempFund, Institutional Class		35,728,000
		Total Mutual Funds
		(Cost $35,728,000)		35,728,000
		Securities Lending Collateral(cc): 5.2%
43,339,087		BNY Mellon Overnight Government Fund (1)		43,339,087
502,326	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		401,860
		Total Securities Lending Collateral
		(Cost $43,841,413)		43,740,947
		Total Short-Term Investments
		(Cost $79,569,413)		79,468,947
		Total Investments in Securities
		(Cost $658,471,954)*	105.2%	$891,949,194
		Other Assets and Liabilities - Net	(5.2)	(43,795,843)
		Net Assets	100.0%	$848,153,351

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $660,442,547.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$260,996,472
		Gross Unrealized Depreciation		(29,489,825)
		Net Unrealized Appreciation		$231,506,647

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$105,561,877	$—	$10,300	$105,572,177
Consumer Staples	24,169,917	—	—	24,169,917
Energy	57,655,772	—	—	57,655,772
Financials	103,073,369	7,750	—	103,081,119
Health Care	103,063,212	—	—	103,063,212
Industrials	128,812,457	—	—	128,812,457
Information Technology	154,720,346	—	—	154,720,346
Materials	46,584,667	—	—	46,584,667
Telecommunication Services	6,411,454	—	—	6,411,454
Utilities	24,909,359	—	—	24,909,359
Total Common Stock	754,962,430	7,750	10,300	754,980,480
Real Estate Investment Trusts	57,499,767	—	—	57,499,767
Short-Term Investments	79,067,087	—	401,860	79,468,947
Total Investments, at value	$891,529,284	$7,750	$412,160	$891,949,194
Other Financial Instruments+:
Futures	667,719	—	—	667,719
Total Assets	$892,197,003	$7,750	$412,160	$892,616,913

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Common Stock	$10,300	$—	$—	$—	$—	$—	$—	$—	$10,300
Short-Term Investments	401,860	—	—	—	—	—	—	—	401,860
Total Investments, at value	$412,160	$—	$—	$—	$—	$—	$—	$—	$412,160

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Russell™ Small Cap Index Portfolio Open Futures Contracts on March 31, 2011:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	230	06/17/11	$19,359,100	$667,719
			$19,359,100	$667,719

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 90.2%
		Consumer Discretionary: 12.7%
144,679		Arbitron, Inc.	$5,791,500
197,500	@	Ascena Retail Group, Inc.	6,400,975
121,600	@	Bally Technologies, Inc.	4,602,560
269,800		Callaway Golf Co.	1,840,036
51,800	@	Childrens Place Retail Stores, Inc.	2,581,194
304,900	@	Collective Brands, Inc.	6,579,742
225,800		Cooper Tire & Rubber Co.	5,814,350
87,762	L	Gildan Activewear, Inc.	2,875,961
212,400	@	Jack in the Box, Inc.	4,817,232
183,457	@	Life Time Fitness, Inc.	6,844,781
481,249	@	OfficeMax, Inc.	6,227,362
414,518	@, L	Orient-Express Hotels Ltd.	5,127,588
123,300	@	Papa John’s International, Inc.	3,904,911
114,474		Pool Corp.	2,759,968
341,900		Regis Corp.	6,065,306
432,700	@	Ruby Tuesday, Inc.	5,672,697
2,091	@	Sonic Corp.	18,924
274,600	@	Wet Seal, Inc.	1,175,288
105,200		Wolverine World Wide, Inc.	3,921,856
99,500		Wyndham Worldwide Corp.	3,165,095
			86,187,326
		Consumer Staples: 1.9%
143,700		Casey’s General Stores, Inc.	5,604,300
160,400	L	Flowers Foods, Inc.	4,367,692
193,200		Spartan Stores, Inc.	2,857,428
			12,829,420
		Energy: 5.4%
161,800	@	Bill Barrett Corp.	6,457,438
164,615	@	Carrizo Oil & Gas, Inc.	6,079,232
73,800	@	Dril-Quip, Inc.	5,832,414
134,600	@	Frontier Oil Corp.	3,946,472
364,200	@	McMoRan Exploration Co.	6,449,982
104,900	L	Nordic American Tanker Shipping	2,605,716
89,123	@	Unit Corp.	5,521,170
			36,892,424
		Financials: 13.8%
95,200		BankUnited, Inc.	2,733,192
315,900		Capitol Federal Financial, Inc.	3,560,193
145,320	L	Cash America International, Inc.	6,691,986
169,137		Columbia Banking System, Inc.	3,242,356
137,747		Delphi Financial Group	4,230,210
108,969	@	Encore Capital Group, Inc.	2,581,476
278,700		First Horizon National Corp.	3,124,227
220,154		FirstMerit Corp.	3,755,827
255,112		Flushing Financial Corp.	3,801,169
117,000		IBERIABANK Corp.	7,035,210
197,397		Janus Capital Group, Inc.	2,461,541
38,700		Jones Lang LaSalle, Inc.	3,859,938
129,100	@	MSCI, Inc. - Class A	4,753,462
197,380		Northwest Bancshares, Inc.	2,475,145
91,588	@	Piper Jaffray Cos.	3,794,491
112,416		Platinum Underwriters Holdings Ltd.	4,281,925
99,418	@	ProAssurance Corp.	6,300,119
117,718		Prosperity Bancshares, Inc.	5,034,799
223,729	L	Provident Financial Services, Inc.	3,311,189
81,454	@	Stifel Financial Corp.	5,847,583
110,100	@	SVB Financial Group	6,267,993
125,855		Wintrust Financial Corp.	4,625,171
			93,769,202
		Health Care: 10.8%
71,891	@	Acorda Therapeutics, Inc.	1,667,871
211,700	@	Align Technology, Inc.	4,335,616
59,416	@	AMERIGROUP Corp.	3,817,478
103,000	@	Amsurg Corp.	2,620,320
58,300	@	Cubist Pharmaceuticals, Inc.	1,471,492
75,700	@	Greatbatch, Inc.	2,003,022
77,200	@	Haemonetics Corp.	5,059,688
279,606	@	Healthsouth Corp.	6,984,558
145,040	@	Medicines Co.	2,362,702
53,100	@	Mednax, Inc.	3,536,991
164,255		Meridian Bioscience, Inc.	3,940,477
229,352	@	Nektar Therapeutics	2,171,963
113,600	@	Onyx Pharmaceuticals, Inc.	3,996,448

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
166,900		Owens & Minor, Inc.	$5,420,912
236,000	@	PSS World Medical, Inc.	6,407,400
56,300	@	Salix Pharmaceuticals Ltd.	1,972,189
109,400	@, L	Savient Pharmaceuticals, Inc.	1,159,640
132,405		Steris Corp.	4,573,269
145,200	@	Thoratec Corp.	3,765,036
127,900		Universal Health Services, Inc.	6,319,539
			73,586,611
		Industrials: 16.8%
201,485		Actuant Corp.	5,843,065
94,124		Acuity Brands, Inc.	5,505,313
103,700	@, L	Allegiant Travel Co.	4,543,097
81,811	@	Atlas Air Worldwide Holdings, Inc.	5,703,863
257,300		Barnes Group, Inc.	5,372,424
168,400		Brady Corp.	6,010,196
37,539	@	Clean Harbors, Inc.	3,703,598
187,500	@	Diana Shipping, Inc.	2,220,000
333,200		Heartland Express, Inc.	5,850,992
133,496	@	HUB Group, Inc.	4,831,220
95,942	@	Kirby Corp.	5,496,517
95,917	@	Mobile Mini, Inc.	2,303,926
51,200		Nordson Corp.	5,891,072
260,200	@	Orbital Sciences Corp.	4,922,984
82,400		Regal-Beloit Corp.	6,083,592
146,600		Resources Connection, Inc.	2,842,574
88,400	@	Teledyne Technologies, Inc.	4,571,164
171,869	@	Tetra Tech, Inc.	4,243,446
94,800		Toro Co.	6,277,656
157,448	@	TrueBlue, Inc.	2,643,552
150,039		Waste Connections, Inc.	4,319,623
104,100		Watsco, Inc.	7,256,811
159,300		Watts Water Technologies, Inc.	6,083,667
53,800		Woodward Governor Co.	1,859,328
			114,379,680
		Information Technology: 17.1%
43,100	@	Acme Packet, Inc.	3,058,376
89,500		Adtran, Inc.	3,800,170
354,200	@	Advanced Energy Industries, Inc.	5,791,170
84,900	@	Anixter International, Inc.	5,933,661
104,609	@	Ansys, Inc.	5,668,762
280,700	@	Arris Group, Inc.	3,576,118
88,800	@, L	Blackboard, Inc.	3,218,112
152,699	@	Blue Coat Systems, Inc.	4,300,004
53,800	@	CACI International, Inc.	3,299,016
114,000	@	Concur Technologies, Inc.	6,321,300
149,631	@	Digital River, Inc.	5,600,688
127,419	@	FEI Co.	4,296,569
270,900	@	Formfactor, Inc.	2,790,270
63,600	@	Informatica Corp.	3,321,828
221,500	@	Intermec, Inc.	2,389,985
90,197	@	JDA Software Group, Inc.	2,729,361
96,100	@	Micros Systems, Inc.	4,750,223
145,000		MKS Instruments, Inc.	4,828,500
258,700	@	Parametric Technology Corp.	5,818,163
182,652	@	Plexus Corp.	6,403,779
92,937	@	Polycom, Inc.	4,818,783
41,600		Power Integrations, Inc.	1,594,528
185,800	@	Progress Software Corp.	5,404,922
293,700	@	QLogic Corp.	5,448,135
236,300	@	Quest Software, Inc.	5,999,657
88,300	@	Sourcefire, Inc.	2,429,133
186,142	@	Verigy Ltd.	2,622,741
			116,213,954
		Materials: 6.2%
98,600		Buckeye Technologies, Inc.	2,684,878
308,600		Commercial Metals Co.	5,329,522
251,600		HB Fuller Co.	5,404,368
88,000		Minerals Technologies, Inc.	6,029,760
160,600		RPM International, Inc.	3,811,038
194,600		Silgan Holdings, Inc.	7,422,044
304,800	@	Thompson Creek Metals Co., Inc.	3,822,192
246,490		Worthington Industries	5,156,571
156,000		Zep, Inc.	2,715,960
			42,376,333
		Telecommunication Services: 1.4%
283,560		Alaska Communications Systems Group, Inc.	3,019,914
161,833		NTELOS Holdings Corp.	2,979,346
96,600	@	SBA Communications Corp.	3,833,088
			9,832,348
		Utilities: 4.1%
12,194		Black Hills Corp.	407,767

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Utilities (continued)
213,200		Cleco Corp.		$7,310,628
165,697	@	El Paso Electric Co.		5,037,189
125,500		Idacorp, Inc.		4,781,550
308,900		Portland General Electric Co.		7,342,551
70,500		WGL Holdings, Inc.		2,749,500
				27,629,185
		Total Common Stock
		(Cost $480,089,010)		613,696,483
REAL ESTATE INVESTMENT TRUSTS: 6.3%
		Financials: 6.3%
539,744		DiamondRock Hospitality Co.		6,028,940
209,200	L	DuPont Fabros Technology, Inc.		5,073,100
113,600		Entertainment Properties Trust		5,318,752
152,200		Hatteras Financial Corp.		4,279,864
568,843		MFA Mortgage Investments, Inc.		4,664,513
210,072		National Retail Properties, Inc.		5,489,181
195,047		Redwood Trust, Inc.		3,032,981
234,100		Starwood Property Trust, Inc.		5,220,430
365,682		U-Store-It Trust		3,846,975
		Total Real Estate Investment Trusts
		(Cost $36,185,864)		42,954,736
EXCHANGE-TRADED FUNDS: 1.4%
		Exchange-Traded Funds: 1.4%
93,265		iShares Russell 2000 Index Fund		7,850,115
22,184		iShares Russell 2000 Value Index Fund		1,672,230
		Total Exchange-Traded Funds
		(Cost $8,770,314)		9,522,345
		Total Long-Term Investments
		(Cost $525,045,188)		666,173,564
SHORT-TERM INVESTMENTS: 5.5%
		Mutual Funds: 2.2%
15,247,000		BlackRock Liquidity Funds, TempFund, Institutional Class		15,247,000
		Total Mutual Funds
		(Cost $15,247,000)		15,247,000
		Securities Lending Collateral(cc): 3.3%
20,560,153		BNY Mellon Overnight Government Fund (1)		20,560,153
2,114,770	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,691,816
		Total Securities Lending Collateral
		(Cost $22,674,922)		22,251,969
		Total Short-Term Investments
		(Cost $37,921,922)		37,498,969
		Total Investments in Securities
		(Cost $562,967,110)*	103.4%	$703,672,533
		Other Assets and Liabilities - Net	(3.4)	(23,294,675)
		Net Assets	100.0%	$680,377,858

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $577,455,042.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$146,674,120
		Gross Unrealized Depreciation		(20,456,629)
		Net Unrealized Appreciation		$126,217,491

PORTFOLIO OF INVESTMENTS
ING Small Company Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$613,696,483	$—	$—	$613,696,483
Real Estate Investment Trusts	42,954,736	—	—	42,954,736
Exchange-Traded Funds	9,522,345	—	—	9,522,345
Short-Term Investments	35,807,153	—	1,691,816	37,498,969
Total Investments, at value	$701,980,717	$—	$1,691,816	$703,672,533

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$1,691,816	$—	$—	$—	$—	$—	$—	$—	$1,691,816
Total Investments, at value	$1,691,816	$—	$—	$—	$—	$—	$—	$—	$1,691,816

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2011 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 24.8%
		Consumer Discretionary: 2.7%
$6,000,000		CBS Corp., 4.300%, due 02/15/21	$5,682,558
6,260,000		Comcast Corp., 6.300%, due 11/15/17	7,078,758
7,425,000		Comcast Corp., 6.500%, due 11/15/35	7,710,395
3,900,000		COX Communications, Inc., 5.450%, due 12/15/14	4,307,995
3,755,000		Daimler Finance NA, LLC, 6.500%, due 11/15/13	4,196,032
5,035,000	#	Daimler Finance North America LLC, 1.950%, due 03/28/14	5,021,773
18,345,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, due 03/01/16	18,405,410
5,620,000		DirecTV Holdings, LLC, 6.000%, due 08/15/40	5,400,241
500,000		Fortune Brands, Inc., 3.000%, due 06/01/12	508,466
3,350,000		Home Depot, Inc., 5.875%, due 12/16/36	3,340,848
9,000,000	#	NBC Universal, Inc., 3.650%, due 04/30/15	9,248,490
5,550,000		News America, Inc., 6.150%, due 03/01/37	5,517,016
3,200,000		Nordstrom, Inc., 4.750%, due 05/01/20	3,310,781
8,775,000		Time Warner Cable, Inc., 5.850%, due 05/01/17	9,609,546
4,030,000		Time Warner Cable, Inc., 6.550%, due 05/01/37	4,114,690
4,370,000		Time Warner, Inc., 4.875%, due 03/15/20	4,463,946
6,925,000		Time Warner, Inc., 6.500%, due 11/15/36	7,141,427
			105,058,372
		Consumer Staples: 1.8%
3,595,000		Altria Group, Inc., 9.950%, due 11/10/38	5,028,938
5,600,000		Anheuser-Busch InBev Worldwide, Inc., 7.200%, due 01/15/14	6,366,041
5,500,000		Coca-Cola Co., 3.150%, due 11/15/20	5,127,755
6,275,000		Dr Pepper Snapple Group, Inc., 2.900%, due 01/15/16	6,229,117
4,815,000	#	Erac USA Finance Co., 7.000%, due 10/15/37	5,262,583
5,315,000		Kraft Foods, Inc., 6.125%, due 02/01/18	5,949,802
7,410,000		Kraft Foods, Inc., 6.500%, due 02/09/40	7,941,171
5,600,000		Lorillard Tobacco Co., 8.125%, due 06/23/19	6,530,378
4,805,000		PepsiCo, Inc., 4.875%, due 11/01/40	4,514,538
3,600,000		Wal-Mart Stores, Inc., 5.000%, due 10/25/40	3,360,798
3,130,000		Wal-Mart Stores, Inc., 5.625%, due 04/01/40	3,202,413
10,000,000	#	Woolworths Ltd., 2.550%, due 09/22/15	9,876,680
			69,390,214
		Energy: 1.8%
6,000,000		Apache Corp., 5.625%, due 01/15/17	6,756,456
5,490,000		Ensco PLC, 3.250%, due 03/15/16	5,476,011
7,645,000		Enterprise Products Operating LLC, 3.200%, due 02/01/16	7,605,758
3,500,000		Husky Energy, Inc., 5.900%, due 06/15/14	3,879,404
2,825,000		Kinder Morgan Energy Partners LP, 6.950%, due 01/15/38	3,054,941
3,892,000	#	Marathon Petroleum Corp., 3.500%, due 03/01/16	3,906,583
5,000,000		Noble Holding International Ltd., 4.625%, due 03/01/21	4,943,475
5,955,000		Petrobras International Finance Co., 5.750%, due 01/20/20	6,173,155
5,180,000		Shell International Finance BV, 3.100%, due 06/28/15	5,313,147
2,950,000		Suncor Energy, Inc., 6.500%, due 06/15/38	3,195,127
5,000,000		Total Capital S.A., 4.450%, due 06/24/20	5,114,045
3,965,000		Trans-Canada Pipelines, 7.625%, due 01/15/39	4,929,518
2,785,000		Valero Energy Corp., 6.625%, due 06/15/37	2,815,886
8,000,000		Williams Partners L.P., 3.800%, due 02/15/15	8,288,856
			71,452,362
		Financials: 10.3%
8,455,000	#	Abbey National Treasury Services PLC/London, 3.875%, due 11/10/14	8,451,660
3,600,000	#	ABN Amro Bank NV, 3.000%, due 01/31/14	3,596,026
8,425,000		American Express Co., 7.000%, due 03/19/18	9,860,359
5,200,000		AngloGold Ashanti Holdings PLC, 5.375%, due 04/15/20	5,283,912
4,050,000		AvalonBay Communities, Inc., 5.700%, due 03/15/17	4,508,772
8,000,000		Bank of America Corp., 3.625%, due 03/17/16	7,896,192
4,905,000		Bank of America Corp., 5.650%, due 05/01/18	5,133,588
13,725,000		Bank of America Corp., 6.500%, due 08/01/16	15,205,639
7,050,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.600%, due 09/11/13	7,019,882
5,905,000		Barclays Bank PLC, 6.750%, due 05/22/19	6,679,771
5,640,000		Berkshire Hathaway Finance Corp., 5.750%, due 01/15/40	5,927,138
3,750,000	#	BG Energy Capital PLC, 4.000%, due 12/09/20	3,644,441
3,475,000		BNP Paribas, 3.600%, due 02/23/16	3,484,761
6,000,000		Boston Properties L.P., 5.625%, due 11/15/20	6,438,552
4,910,000		BP Capital Markets PLC, 3.200%, due 03/11/16	4,893,866
4,875,000		Caterpillar Financial Services Corp., 1.900%, due 12/17/12	4,953,858
2,580,000		Citigroup, Inc., 5.000%, due 09/15/14	2,696,172
14,000,000		Citigroup, Inc., 5.500%, due 04/11/13	14,987,434
5,735,000		Citigroup, Inc., 5.875%, due 05/29/37	5,614,542
6,455,000		Citigroup, Inc., 8.125%, due 07/15/39	8,117,046
5,705,000		Credit Suisse/New York NY, 2.200%, due 01/14/14	5,730,615
2,605,000		Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR), 4.875%, due 05/20/13	2,771,108
12,195,000		European Investment Bank, 1.750%, due 09/14/12	12,381,864
9,255,000	L	European Investment Bank, 2.375%, due 03/14/14	9,488,226

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Financials (continued)
$11,350,000		General Electric Capital Corp., 5.250%, due 10/19/12	$12,041,136
4,000,000		General Electric Capital Corp., 5.875%, due 01/14/38	3,962,288
9,150,000		General Electric Capital Corp., 6.750%, due 03/15/32	10,083,611
13,950,000		Goldman Sachs Group, Inc., 3.625%, due 02/07/16	13,833,378
9,840,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	10,683,534
4,000,000		Goldman Sachs Group, Inc., 6.750%, due 10/01/37	4,046,972
2,300,000	#	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	2,528,574
4,350,000		Hartford Financial Services Group, Inc., 5.375%, due 03/15/17	4,512,138
3,400,000		HCP, Inc., 3.750%, due 02/01/16	3,420,930
4,400,000		HSBC Holdings PLC, 6.500%, due 09/15/37	4,501,143
8,225,000	#	Hyundai Capital America, 3.750%, due 04/06/16	8,112,063
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, due 07/27/16	3,522,733
8,380,000		JPMorgan Chase & Co., 2.050%, due 01/24/14	8,367,145
1,815,000		JPMorgan Chase & Co., 2.125%, due 12/26/12	1,860,357
9,375,000		JPMorgan Chase & Co., 5.500%, due 10/15/40	9,193,753
17,500,000	L	Kreditanstalt fuer Wiederaufbau, 1.375%, due 01/13/14	17,518,410
4,005,000		Lincoln National Corp., 4.300%, due 06/15/15	4,159,261
6,675,000		Merrill Lynch & Co., Inc., 6.220%, due 09/15/26	6,653,093
6,995,000		Metlife, Inc., 6.750%, due 06/01/16	8,094,775
9,650,000		Morgan Stanley, 5.375%, due 10/15/15	10,261,665
11,500,000		Morgan Stanley, 6.625%, due 04/01/18	12,657,659
7,095,000		PNC Funding Corp., 3.625%, due 02/08/15	7,341,707
3,895,000		Prudential Financial, Inc., 3.875%, due 01/14/15	4,030,986
3,800,000		Prudential Financial, Inc., 6.200%, due 11/15/40	3,961,131
7,100,000		Simon Property Group LP, 5.250%, due 12/01/16	7,729,372
9,640,000		Toyota Motor Credit Corp., 2.800%, due 01/11/16	9,611,427
5,935,000		Travelers Cos, Inc., 3.900%, due 11/01/20	5,637,757
5,655,000		US Bancorp, 1.125%, due 10/30/13	5,593,869
11,275,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 7.500%, due 06/02/14	12,914,859
14,860,000		Wells Fargo & Co., 3.625%, due 04/15/15	15,331,300
7,000,000		Wells Fargo & Co., 4.375%, due 01/31/13	7,376,376
			404,308,826
		Health Care: 1.2%
6,000,000		AstraZeneca PLC, 5.400%, due 09/15/12	6,395,556
10,550,000		CareFusion Corp., 4.125%, due 08/01/12	10,901,389
2,945,000		Celgene Corp., 3.950%, due 10/15/20	2,784,471
5,675,000		Express Scripts, Inc., 5.250%, due 06/15/12	5,947,826
7,905,000		McKesson Corp., 3.250%, due 03/01/16	7,970,959
7,330,000		Sanofi-Aventis SA, 4.000%, due 03/29/21	7,223,744
5,855,000		Thermo Fisher Scientific, Inc., 2.150%, due 12/28/12	5,951,959
			47,175,904
		Industrials: 1.6%
7,253,913		Continental Airlines, Inc., 7.250%, due 11/10/19	7,834,226
6,295,000		CRH America, Inc., 5.300%, due 10/15/13	6,697,559
1,338,250		Delta Airlines, Inc., 6.821%, due 08/10/22	1,381,743
7,205,000		Dover Corp., 4.300%, due 03/01/21	7,288,758
2,600,000		Honeywell International, Inc., 5.375%, due 03/01/41	2,634,718
4,695,000		Ingersoll-Rand Global Holding Co., Ltd., 6.000%, due 08/15/13	5,173,341
6,220,000		L-3 Communications Corp., 4.750%, due 07/15/20	6,206,179
7,420,000		Raytheon Co., 3.125%, due 10/15/20	6,812,643
5,000,000		Republic Airways Holdings, Inc., 5.250%, due 11/15/21	5,244,930
5,895,000		Tyco International Finance S.A., 3.375%, due 10/15/15	6,061,964
3,030,000		United Parcel Service, Inc., 4.875%, due 11/15/40	2,862,223
2,790,000		Waste Management, Inc., 6.125%, due 11/30/39	2,905,701
			61,103,985
		Information Technology: 0.6%
3,130,000		Cisco Systems, Inc., 5.500%, due 01/15/40	3,083,019
6,000,000		Hewlett-Packard Co., 6.125%, due 03/01/14	6,725,070
3,000,000		Juniper Networks, Inc., 5.950%, due 03/15/41	2,972,793
10,800,000		Xerox Corp., 5.500%, due 05/15/12	11,301,066
			24,081,948
		Materials: 1.2%
3,880,000	L	ArcelorMittal, 5.250%, due 08/05/20	3,801,585
7,235,000		ArcelorMittal, 6.125%, due 06/01/18	7,674,816
2,795,000		Barrick Australian Finance Pty Ltd., 5.950%, due 10/15/39	2,892,691
5,782,000		Dow Chemical Co., 8.550%, due 05/15/19	7,319,919
3,500,000		Potash Corp. of Saskatchewan, Inc., 5.625%, due 12/01/40	3,515,834
7,190,000		Rio Tinto Finance USA Ltd., 6.500%, due 07/15/18	8,290,710
6,000,000		Southern Copper Corp., 5.375%, due 04/16/20	6,129,000
5,000,000		Vale Overseas Ltd., 4.625%, due 09/15/20	4,901,970
1,955,000		Vale Overseas Ltd., 6.875%, due 11/21/36	2,086,691
			46,613,216
		Telecommunication Services: 1.9%
5,000,000		America Movil S.A.B de CV, 5.000%, due 03/30/20	5,180,475
8,000,000		AT&T, Inc., 2.500%, due 08/15/15	7,948,792
9,070,000		AT&T, Inc., 6.500%, due 09/01/37	9,429,099
7,095,000		Deutsche Telekom International Finance BV, 5.750%, due 03/23/16	7,952,161
1,710,000		Embarq Corp., 7.082%, due 06/01/16	1,946,724
6,775,000		France Telecom S.A., 4.375%, due 07/08/14	7,283,057
2,220,000		Rogers Cable, Inc., 5.500%, due 03/15/14	2,438,668
2,685,000		Telecom Italia Capital S.A., 5.250%, due 10/01/15	2,781,902

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Telecommunication Services (continued)
$12,710,000		Telefonica Emisiones SAU, 3.992%, due 02/16/16	$12,785,523
9,725,000		Verizon Communications, Inc., 6.350%, due 04/01/19	11,075,666
2,940,000		Verizon Communications, Inc., 7.750%, due 12/01/30	3,550,829
3,965,000		Vodafone Group PLC, 6.150%, due 02/27/37	4,242,276
			76,615,172
		Utilities: 1.7%
8,945,000		Dominion Resources, Inc./VA, 1.800%, due 03/15/14	8,935,778
5,670,000		Duke Energy Corp., 3.950%, due 09/15/14	5,951,907
5,400,000		Exelon Generation Co. LLC, 4.000%, due 10/01/20	4,946,432
5,260,000		Exelon Generation Co. LLC, 5.200%, due 10/01/19	5,339,647
3,225,000		FirstEnergy Solutions Corp., 6.800%, due 08/15/39	3,207,372
5,005,000	#	Kentucky Utilities Co., 5.125%, due 11/01/40	4,807,623
3,495,000		NextEra Energy Capital Holdings, Inc., 2.550%, due 11/15/13	3,558,840
4,855,000		Oncor Electric Delivery Co., 5.950%, due 09/01/13	5,299,509
3,850,000		Pacific Gas & Electric Co., 3.500%, due 10/01/20	3,575,329
8,485,000		Public Service Co. of Colorado, 3.200%, due 11/15/20	7,903,056
12,575,000		Southern Co., 2.375%, due 09/15/15	12,375,774
			65,901,267
		Total Corporate Bonds/Notes
		(Cost $952,145,956)	971,701,266

U.S. GOVERNMENT AGENCY OBLIGATIONS: 38.4%
		Federal Home Loan Bank: 0.2%
345,000		4.625%, due 06/12/20	367,583
4,710,000		5.375%, due 05/18/16	5,366,762
95,000		5.625%, due 06/11/21	108,887
			5,843,232
		Federal Home Loan Mortgage Corporation##: 9.8%
29,805,000		0.750%, due 03/28/13	29,768,489
14,480,000		1.500%, due 02/11/14	14,468,459
2,660,000		1.625%, due 04/15/13	2,702,004
7,450,000	L	3.750%, due 03/27/19	7,692,706
43,665,000	W	4.000%, due 12/15/40	42,887,239
37,540,000	W	4.500%, due 04/15/38	38,150,025
45,668,037		4.500%, due 04/01/23-08/01/40	46,490,569
26,995,000	W	5.000%, due 04/15/39	28,176,031
46,501,810		5.000%, due 03/01/34-08/01/40	48,769,348
190,000		5.400%, due 03/17/21	211,456
10,735,000	W	5.500%, due 04/15/39	11,451,228
50,463,276		5.500%, due 09/01/34-01/01/40	54,065,847
370,000		5.550%, due 10/04/16	379,309
7,055,000	W	6.000%, due 04/01/39	7,664,594
30,824,375		6.000%, due 04/01/28-05/01/40	33,549,203
355,000		6.250%, due 07/15/32	431,515
9,717,559		6.500%, due 06/01/36-01/01/39	10,894,751
4,955,000		6.750%, due 03/15/31	6,334,140
			384,086,913
		Federal National Mortgage Association##: 24.2%
4,225,000		0.750%, due 02/26/13	4,221,345
50,520,000		1.250%, due 02/27/14	50,410,321
21,320,000		1.500%, due 03/28/14	21,269,493
16,125,000		2.375%, due 04/11/16	16,092,992
32,205,000		2.750%, due 03/13/14	33,497,097
3,395,000		3.000%, due 07/28/14	3,420,228
27,890,000	W	3.500%, due 12/25/25	27,968,427
102,055,000	W	4.000%, due 04/01/24-04/25/39	101,469,296
24,115,319		4.000%, due 07/01/13-03/01/26	24,837,081
44,045,000	W	4.500%, due 04/25/24-04/25/39	45,009,981
116,549,920		4.500%, due 01/01/14-10/01/40	119,875,325
55,400,000	W	5.000%, due 04/01/37	57,962,250
118,795,319		5.000%, due 12/01/12-07/01/40	125,273,543
3,680,000		5.125%, due 08/19/24	3,731,700
15,570,000		5.375%, due 06/12/17	17,777,390
60,375,000	W	5.500%, due 04/25/24-04/13/40	65,105,688
87,748,591		5.500%, due 04/01/21-07/01/40	94,236,623
14,645,000	W	6.000%, due 04/01/39	15,928,722
62,967,097		6.000%, due 06/01/11-11/01/39	68,666,137
9,820,000	W	6.500%, due 04/13/40	11,007,611
28,668,285		6.500%, due 04/01/30-09/01/39	32,192,266
1,915,000		6.625%, due 11/15/30	2,425,118
4,860,000		7.125%, due 01/15/30	6,434,067
			948,812,701
		Government National Mortgage Association: 4.2%
29,605,000	W	4.000%, due 10/15/39	29,614,237
69,320,000		4.500%, due 04/01/40	71,399,600
13,875,000	W	5.000%, due 04/01/39	14,716,172
1,644,787		5.000%, due 10/15/37-08/15/39	1,747,632
8,435,000	W	5.500%, due 04/01/39	9,134,844
23,256,683		5.500%, due 09/15/33-11/20/39	25,105,824
10,856,791		6.000%, due 10/15/36-11/15/38	11,961,345

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount		Value
	Government National Mortgage Association (continued)
$48,838	7.000%, due 12/15/37	$56,087
		163,735,741
	Other U.S. Agency Obligations: 0.0%
75,000	Federal Farm Credit Bank, 5.125%, due 08/25/16	85,346
10,000	Tennessee Valley Authority, 6.150%, due 01/15/38	11,913
		97,259
	Total U.S. Government Agency Obligations
	(Cost $1,487,047,139)	1,502,575,846

U.S. TREASURY OBLIGATIONS: 30.9%
	U.S. Treasury Bonds: 0.3%
1,280,000	1.750%, due 07/31/15	1,270,204
9,895,000	3.125%, due 10/31/16	10,247,123
		11,517,327
	U.S. Treasury Notes: 30.6%
118,450,000	0.500%, due 10/15/13-11/15/13	116,838,897
26,050,000	0.750%, due 12/15/13	25,791,532
6,630,000	1.000%, due 07/15/13	6,641,384
294,030,000	1.375%, due 05/15/12-05/15/13	297,490,200
88,500,000	1.875%, due 04/30/14-08/31/17	88,742,111
35,885,000	2.125%, due 05/31/15	36,283,180
180,985,000	2.375%, due 08/31/14-07/31/17	182,883,667
29,345,000	2.500%, due 03/31/15	30,186,527
46,960,000	2.625%, due 08/15/20-11/15/20	43,914,075
48,280,000	2.750%, due 02/15/19	47,182,402
41,560,000	3.125%, due 04/30/17-05/15/19	42,212,266
39,945,000	3.375%, due 11/15/19	40,388,150
108,570,000	3.500%, due 02/15/18-02/15/39	95,179,740
24,390,000	3.625%, due 02/15/20-02/15/21	24,932,599
29,930,000	3.750%, due 11/15/18	31,449,875
60,235,000	4.375%, due 02/15/38-05/15/40	59,103,470
18,185,000	6.500%, due 11/15/26	23,242,703
4,025,000	8.125%, due 08/15/19	5,527,774
		1,197,990,552
	Total U.S. Treasury Obligations
	(Cost $1,222,012,160)	1,209,507,879

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.5%
1,000,000	Banc of America Commercial Mortgage, Inc., 5.414%, due 09/10/47	1,062,892
1,100,000	Banc of America Commercial Mortgage, Inc., 5.449%, due 01/15/49	1,153,190
450,000	Banc of America Commercial Mortgage, Inc., 5.658%, due 06/10/49	475,957
5,570,000	Banc of America Commercial Mortgage, Inc., 5.889%, due 07/10/44	6,032,770
6,000,000	Bear Stearns Commercial Mortgage Securities, 5.331%, due 02/11/44	6,293,930
7,700,000	Citigroup Commercial Mortgage Trust, 5.698%, due 12/10/49	8,342,917
3,250,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, due 11/15/44	3,521,173
2,500,000	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	2,639,278
2,725,055	Continental Airlines, Inc., 5.983%, due 04/19/22	2,793,182
2,000,000	Credit Suisse Mortgage Capital Certificates, 5.311%, due 12/15/39	2,102,668
1,644,952	Credit Suisse Mortgage Capital Certificates, 5.448%, due 01/15/49	1,669,067
1,750,000	Credit Suisse Mortgage Capital Certificates, 5.525%, due 06/15/39	1,855,756
1,400,000	Credit Suisse Mortgage Capital Certificates, 5.802%, due 09/15/39	1,489,129
1,802,790	CW Capital Cobalt Ltd., 5.334%, due 04/15/47	1,839,387
3,170,000	CW Capital Cobalt Ltd., 5.816%, due 05/15/46	3,374,655
3,000,000	GE Capital Commercial Mortgage Corp., 5.314%, due 11/10/45	3,219,030
1,755,000	Greenwich Capital Commercial Funding Corp., 5.890%, due 07/10/38	1,922,229
439,829	JPMorgan Chase Commercial Mortgage Securities Corp., 4.871%, due 10/15/42	442,363
2,650,000	JPMorgan Chase Commercial Mortgage Securities Corp., 4.879%, due 01/12/38	2,797,250
1,155,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46	1,231,025
3,655,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	3,831,770
5,878,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, due 12/12/43	6,301,429
2,295,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	2,423,268
1,105,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.688%, due 02/12/51	1,166,140
4,750,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.738%, due 02/12/49	5,093,895
500,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.827%, due 02/15/51	518,208
3,951,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.863%, due 04/15/45	4,346,557
1,255,000	JPMorgan Chase Commercial Mortgage Securities Corp., 6.125%, due 02/12/51	1,336,849
4,130,000	LB-UBS Commercial Mortgage Trust, 5.858%, due 07/15/40	4,402,122
4,500,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.745%, due 06/12/50	4,709,141
410,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.965%, due 08/12/49	440,893
1,000,000	Morgan Stanley Capital I, 5.569%, due 12/15/44	1,050,355
6,124,000	Wachovia Bank Commercial Mortgage Trust, 5.313%, due 11/15/48	6,557,700
1,250,000	Wachovia Bank Commercial Mortgage Trust, 5.418%, due 01/15/45	1,343,624
1,500,000	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	1,554,027

	Total Collateralized Mortgage Obligations
	(Cost $81,851,115)	99,333,826

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
MUNICIPAL BONDS: 0.2%
		California: 0.1%
$2,605,000		State of California, 7.550%, due 04/01/39		$2,844,660
				2,844,660
		Illinois: 0.1%
4,400,000		State of Illinois, 4.421%, due 01/01/15		4,389,396
				4,389,396
		Total Municipal Bonds
		(Cost $7,166,406)		7,234,056

OTHER BONDS: 0.2%
		Foreign Government Bonds: 0.2%
7,260,000		Mexico Government International Bond, 5.125%, due 01/15/20		7,630,260

		Total Other Bonds
		(Cost $7,486,504)		7,630,260

		Total Long-Term Investments
		(Cost $3,757,709,280)		3,797,983,133

SHORT-TERM INVESTMENTS: 17.5%
		U.S. Treasury Bills: 15.5%
319,000,000		0.110%, due 08/11/11		318,865,701
125,000,000		0.120%, due 08/18/11		124,939,750
30,000,000		0.130%, due 08/25/11		29,984,190
135,000,000		0.150%, due 10/20/11		134,882,685

		Total U.S. Treasury Bills
		(Cost $608,672,326)		608,672,326

Shares				Value
		Mutual Funds: 1.6%
61,995,923		BlackRock Liquidity Funds, TempFund, Institutional Class		$61,995,923

		Total Mutual Funds
		(Cost $61,995,923)		61,995,923

		Securities Lending Collateral(cc): 0.4%
16,155,635		BNY Mellon Overnight Government Fund (1)		16,155,635

		Total Securities Lending Collateral
		(Cost $16,155,635)		16,155,635

		Total Short-Term Investments
		(Cost $686,823,884)		686,823,884

		Total Investments in Securities
		(Cost $4,444,533,164)*	114.5%	$4,484,807,017
		Other Assets and Liabilities - Net	(14.5)	(568,804,570)
		Net Assets	100.0%	$3,916,002,447

	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.

	*	Cost for federal income tax purposes is $4,446,480,471.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$65,243,150
		Gross Unrealized Depreciation		(26,916,604)
		Net Unrealized Appreciation		$38,326,546

PORTFOLIO OF INVESTMENTS
ING U.S. Bond Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$—	$971,701,266	$—	$971,701,266
U.S. Government Agency Obligations	—	1,502,575,846	—	1,502,575,846
U.S. Treasury Obligations	52,710,176	1,156,797,703	—	1,209,507,879
Collateralized Mortgage Obligations	—	99,333,826	—	99,333,826
Municipal Bonds	—	7,234,056	—	7,234,056
Other Bonds	—	7,630,260	—	7,630,260
Short-Term Investments	78,151,558	608,672,326	—	686,823,884
Total Investments, at value	$130,861,734	$4,353,945,283	$—	$4,484,807,017

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 96.1%
		Australia: 9.0%
10,611		AGL Energy Ltd.	$157,098
14,829		Amcor Ltd.	108,249
71,293		AMP Ltd.	400,871
5,163		ASX Ltd.	183,680
64,353		Australia & New Zealand Banking Group Ltd.	1,584,061
7,598		Bendigo Bank Ltd.	74,879
43,801		BHP Billiton Ltd.	2,102,340
32,744		Brambles Ltd.	239,672
4,110		Caltex Australia Ltd.	66,314
2,659		Coal & Allied Industries Ltd.	328,301
13,995		Coca-Cola Amatil Ltd.	169,935
887		Cochlear Ltd.	76,113
34,927		Commonwealth Bank of Australia	1,892,422
15,885		Crown Ltd.	133,809
16,824		CSR Ltd.	57,005
49,564		Foster’s Group Ltd.	293,077
18,544		Harvey Norman Holdings Ltd.	57,505
44,375		Insurance Australia Group	164,798
6,436		Leighton Holdings Ltd.	196,232
18,034		Lend Lease Corp., Ltd.	169,092
35,800		Macquarie Airports Management Ltd.	112,554
5,088		Macquarie Group Ltd.	192,322
20,240		Metcash Ltd.	87,037
60,511		National Australia Bank Ltd.	1,617,305
5,785		Orica Ltd.	157,955
15,284		Origin Energy Ltd.	256,519
13,197		Platinum Asset Management Ltd.	65,652
27,286		QBE Insurance Group Ltd.	499,091
2,594		Ramsay Health Care Ltd.	51,248
13,048		Santos Ltd.	209,796
9,808		Sonic Healthcare Ltd.	121,556
35,858		Suncorp-Metway Ltd.	314,609
29,378		TABCORP Holdings Ltd.	227,563
70,445		Tattersall’s Ltd.	170,391
584,158		Telstra Corp., Ltd.	1,703,979
17,752		Toll Holdings Ltd.	108,888
22,872		Transurban Group	127,160
24,615		Wesfarmers Ltd.	808,723
87,002		Westpac Banking Corp.	2,189,089
9,364		Woodside Petroleum Ltd.	453,337
27,364		Woolworths Ltd.	760,537
4,996		WorleyParsons Ltd.	160,060
			18,850,824
		Austria: 0.4%
1,347	@	Bank of Austria - Escrow	—
4,172		OMV AG	188,610
12,051		Telekom Austria AG	176,376
5,572		Verbund AG	247,428
4,835		Voestalpine AG	227,216
1,364		Wiener Staedtische Allgemeine Versicherung AG	78,048
			917,678
		Belgium: 0.5%
32,480		Ageas	92,353
13,207		Belgacom S.A.	511,637
2,071		Mobistar S.A.	143,490
1,557		Solvay S.A.	184,585
2,250		UCB S.A.	85,419
			1,017,484
		Brazil: 2.1%
58,500		Banco do Brasil S.A.	1,055,232
22,000		Cia de Bebidas das Americas	516,093
7,100		Cia de Concessoes Rodoviarias	207,305
8,564		Cia Energetica de Minas Gerais	127,465
30,000		Cia Siderurgica Nacional S.A.	489,695
20,800		Cielo SA	176,577
13,600		CPFL Energia S.A.	389,928
3,200		EDP - Energias do Brasil S.A.	77,420
13,800		Light S.A.	238,868
6,900		Natura Cosmeticos S.A.	194,366
18,100		Redecard S.A.	265,516
38,500		Souza Cruz S.A.	400,882
1,500	@	Tele Norte Leste Participacoes S.A.	34,168
4,300		Telecomunicacoes de Sao Paulo S.A.	98,423
14,200		Tractebel Energia S.A.	239,269
			4,511,207

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Canada: 4.9%
7,500		ARC Resources Ltd.	$203,842
9,647		Bank of Montreal	626,682
14,800		Bank of Nova Scotia	908,151
600		Baytex Energy Corp.	35,084
14,400		BCE, Inc.	523,123
5,800		Bonavista Energy Corp.	179,474
10,400		Brookfield Properties Co.	184,078
7,000		Canadian Imperial Bank of Commerce	603,610
11,100		Canadian Oil Sands Ltd.	374,045
6,400		CI Financial Corp.	152,161
5,400		Cresent Point Energy Corp.	262,063
8,900		EnCana Corp.	307,805
7,900		Enerplus Corp.	250,241
600		Fortis, Inc.	20,497
18,950		Great-West Lifeco, Inc.	525,792
16,100		Husky Energy, Inc.	489,227
5,850	@	IGM Financial, Inc.	297,538
2,700		National Bank of Canada	219,425
2,100	@	Pembina Pipeline Corp.	49,690
14,601		Pengrowth Energy Corp.	201,959
15,713		Penn West Petroleum Ltd.	436,301
9,000		Power Corp. of Canada	266,704
13,200		Power Financial Corp.	427,383
6,200		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	225,362
19,756		Royal Bank of Canada	1,222,447
3,900		Shaw Communications, Inc. - Class B	82,224
9,500		Sun Life Financial, Inc.	298,571
3,750		TELUS Corp.	191,735
4,800		Transalta Corp.	101,199
11,024		TransCanada Corp.	446,987
1,900		Vermilion Energy, Inc.	99,027
32,400		Yellow Media, Inc.	184,140
			10,396,567
		Chile: 0.5%
101,617		AES Gener SA	54,888
2,192,981		Banco de Chile	300,723
3,559,445		Banco Santander Chile S.A.	298,825
88,952		Empresa Nacional de Electricidad S.A.	164,814
5,382		Empresa Nacional de Telecom	88,778
401,379		Enersis SA	167,224
			1,075,252
		China: 0.4%
1,109,800		Bank of China Ltd.	617,146
42,800		Guangzhou R&F Properties Co., Ltd.	63,616
114,000		Zhejiang Expressway Co., Ltd.	103,727
			784,489
		Czech Republic: 0.7%
12,228		CEZ A/S	625,441
1,000		Komercni Banka A/S	252,101
20,600		Telefonica O2 Czech Republic A/S	481,891
			1,359,433
		Denmark: 0.0%
1,494		TrygVesta A/S	87,725
			87,725
		Finland: 1.3%
20,986		Fortum OYJ	712,501
3,980		Kone OYJ	228,903
74,734		Nokia OYJ	636,300
1,019		Pohjola Bank PLC	13,864
4,854		Rautaruukki OYJ	116,207
12,920		Sampo OYJ	411,454
5,331		Sanoma-WSOY OYJ	120,482
12,075		UPM-Kymmene OYJ	255,307
4,599		Wartsila OYJ	179,260
			2,674,278
		France: 12.7%
5,077		Accor S.A.	228,154
1,134		Aeroports de Paris	104,448
3,488		Air Liquide	463,855
4,563		Alstom	269,793
46,010		AXA S.A.	961,333
17,209		BNP Paribas	1,258,053
1,600		Bourbon S.A.	75,594
8,209		Bouygues S.A.	394,049
10,832		Carrefour S.A.	478,554
2,315		Casino Guichard Perrachon S.A.	219,159
9,753		Cie de Saint-Gobain	596,448
654		Ciments Francais SA	66,004

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares		Value
	France (continued)
15,916	CNP Assurances	$337,795
53,145	Credit Agricole S.A.	871,991
1,087	Eiffage S.A.	65,331
32,209	Electricite de France SA	1,334,836
2,912	Eutelsat Communications	116,183
135,137	France Telecom S.A.	3,034,308
70,289	Gaz de France	2,866,481
8,563	Groupe Danone	558,854
5,842	Lafarge S.A.	364,133
3,947	Lagardere SCA	168,331
5,035	Legrand S.A.	209,443
7,892	Metropole Television SA	206,269
1,395	Neopost S.A.	122,133
17,215	PagesJaunes Groupe S.A.	172,288
2,557	PPR	391,626
860	Remy Cointreau S.A.	64,783
30,151	Sanofi-Aventis	2,112,810
3,577	Schneider Electric S.A.	610,919
7,084	Scor S.A.	193,133
4,260	Societe Television Francaise (T.F.1)	78,082
2,500	Sodexho Alliance S.A.	182,663
11,824	Suez Environnement S.A.	244,901
1,145	Technip S.A.	122,077
71,581	Total S.A.	4,361,667
3,084	Vallourec	345,577
13,770	Veolia Environnement	428,865
10,733	Vinci S.A.	670,084
48,431	Vivendi	1,381,603
		26,732,610
	Germany: 4.0%
8,854	Allianz AG	1,239,781
14,328	BASF AG	1,236,717
2,568	Deutsche Boerse AG	194,409
27,306	Deutsche Post AG	490,776
143,077	Deutsche Telekom AG	2,213,156
43,397	E.ON AG	1,319,658
2,976	Hannover Rueckversicheru - Reg	162,482
4,560	Muenchener Rueckversicherungs AG	717,327
13,585	RWE AG	865,307
		8,439,613
	Greece: 0.6%
16,451	Coca-Cola Hellenic Bottling Co. S.A.	441,443
13,152	Hellenic Petroleum S.A.	137,515
22,570	Hellenic Telecommunications Organization S.A.	252,007
17,317	OPAP S.A.	369,857
6,795	Public Power Corp.	117,932
		1,318,754
	Hong Kong: 2.3%
180,500	BOC Hong Kong Holdings Ltd.	588,474
258,500	China Mobile Ltd.	2,386,213
45,500	CLP Holdings Ltd.	367,832
78,000	Fushan International Energy Group Ltd.	56,163
39,000	Hang Seng Bank Ltd.	630,157
41,500	HongKong Electric Holdings	277,430
50,000	Hutchison Whampoa Ltd.	591,718
		4,897,987
	Hungary: 0.1%
60,610	Magyar Telekom Telecommunications PLC	190,592
		190,592
	Indonesia: 0.2%
22,000	Indo Tambangraya Megah PT	116,704
173,500	International Nickel Indonesia Tbk PT	94,938
281,500	Telekomunikasi Indonesia Tbk PT	236,970
		448,612
	Ireland: 0.1%
9,190	CRH PLC	210,955
		210,955
	Israel: 0.5%
151,680	Bezeq Israeli Telecommunication Corp., Ltd.	449,944
23,152	Israel Chemicals Ltd.	381,120
6,385	Partner Communications	121,431
		952,495
	Italy: 3.8%
89,076	AEM S.p.A.	144,212
12,442	Altantia S.p.A.	284,917
29,388	Banca Carige S.p.A	69,457
6,640	Banca Popolare di Sondrio Scarl	56,398
394,563	Enel S.p.A.	2,485,643
102,837	ENI S.p.A.	2,523,343
10,247	Finmeccanica S.p.A.	128,869
25,833	Hera SpA	61,769

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Italy (continued)
144,486		Intesa Sanpaolo S.p.A.	$426,244
3,652		Lottomatica S.p.A.	65,752
28,737		Mediaset S.p.A.	182,402
13,001		Mediolanum S.p.A	69,792
46,503		Parmalat S.p.A	155,612
89,204		Snam Rete Gas S.p.A.	501,106
301,417		Telecom Italia S.p.A.	463,217
51,521		Terna S.p.A	246,419
11,474		Unione di Banche Italiane SCPA	97,906
			7,963,058
		Japan: 1.6%
6,300		Astellas Pharma, Inc.	233,307
13,100		Daiichi Sankyo Co., Ltd.	252,912
1,800		Daito Trust Construction Co., Ltd.	123,814
4,600		Eisai Co., Ltd.	165,109
1,900		Lawson, Inc.	91,580
295,200		Mizuho Financial Group, Inc.	487,107
620		NTT DoCoMo, Inc.	1,082,362
2,600		Oracle Corp. Japan	108,366
1,300		Sankyo Co., Ltd.	66,582
5,900		Showa Shell Sekiyu KK	61,541
13,900		Takeda Pharmaceutical Co., Ltd.	648,513
9,000		TonenGeneral Sekiyu KK	111,154
			3,432,347
		Malaysia: 0.7%
7,700		British American Tobacco Malaysia Bhd	122,135
28,500		Digi.com BHD	269,281
6,400		Petronas Dagangan BHD	34,864
43,700		Petronas Gas BHD	165,047
106,000		PLUS Expressways Bhd	156,747
75,191		Public Bank BHD	325,580
23,600		RHB Capital Berhad	66,781
138,300		Telekom Malaysia BHD	184,504
178,600		YTL Power International	135,765
			1,460,704
		Mexico: 0.3%
6,170		Industrias Penoles SAB de CV	226,970
23,000	@	Kimberly-Clark Corp.	143,073
315,700		Telefonos de Mexico SAB de CV	289,836
			659,879
		Netherlands: 2.4%
4,024		Akzo Nobel NV	276,903
1,363		Fugro NV	120,203
2,533		Koninklijke Boskalis Westminster NV	133,971
3,130		Koninklijke DSM NV	192,443
42,953		Koninklijke KPN NV	732,438
13,404		Reed Elsevier NV	172,922
68,237		Royal Dutch Shell PLC - Class B	2,477,979
4,887		SBM Offshore NV	141,869
22,372		Unilever NV	700,970
5,683		Wolters Kluwer NV	132,902
			5,082,600
		New Zealand: 0.1%
17,421		Fletcher Building Ltd.	124,201
88,239		Telecom Corp. of New Zealand Ltd.	135,643
			259,844
		Norway: 0.9%
108,223		Marine Harvest	134,322
24,031		Orkla ASA	232,783
52,988		Statoil ASA	1,467,550
			1,834,655
		Philippines: 0.2%
6,720		Globe Telecom, Inc.	137,845
5,460	@	Philippine Long Distance Telephone Co.	291,133
			428,978
		Poland: 0.4%
8,666		KGHM Polska Miedz S.A.	549,696
52,530		Telekomunikacja Polska S.A.	325,073
			874,769
		Portugal: 0.4%
10,583		Banco Espirito Santo S.A.	43,231
17,208		Brisa-Auto Estradas de Portugal S.A.	116,188
13,864		Cimpor Cimentos de Portugal SG	100,216
82,623		Energias de Portugal S.A.	321,678
28,199		Portugal Telecom SGPS S.A.	326,016
			907,329
		Russia: 0.4%
9,500		Lukoil-Spon ADR	678,205
5,700		Tatneft GDR	251,956
			930,161

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Singapore: 1.0%
52,000		ComfortDelgro Corp., Ltd.	$64,287
38,000		DBS Group Holdings Ltd.	441,177
29,000		Keppel Corp., Ltd.	282,903
8,000		SembCorp Industries Ltd.	33,080
19,000		SembCorp Marine Ltd.	88,084
23,000		Singapore Exchange Ltd.	143,158
38,000		Singapore Press Holdings Ltd.	118,703
73,000		Singapore Technologies Engineering Ltd.	188,694
234,000		Singapore Telecommunications Ltd.	560,284
65,000		StarHub Ltd.	139,187
			2,059,557
		South Africa: 0.6%
24,096		African Bank Investments Ltd.	134,792
6,715		Kumba Iron Ore Ltd.	474,376
16,690		Pretoria Portland Cement Co., Ltd.	59,132
54,368		Redefine Properties Ltd.	60,276
46,786		Sanlam Ltd.	190,728
24,846		Standard Bank Group Ltd.	381,405
			1,300,709
		South Korea: 0.4%
5,230		Kangwon Land, Inc.	121,258
9,060		Korea Exchange Bank	79,751
4,053		KT Corp.	143,727
2,982		KT&G Corp.	155,130
9,350		LG Telecom Ltd.	52,792
1,679		SK Telecom Co., Ltd.	249,938
			802,596
		Spain: 6.2%
13,078		Abertis Infraestructuras S.A.	283,754
1,042		Acciona S.A.	113,188
8,571		ACS Actividades de Construccion y Servicios S.A.	401,815
96,582		Banco Bilbao Vizcaya Argentaria S.A.	1,171,790
32,069		Banco De Sabadell S.A.	140,347
20,412		Banco Espanol de Credito SA (Banesto)	185,058
34,489		Banco Popular Espanol S.A.	202,533
236,969		Banco Santander Central Hispano S.A.	2,763,996
10,222		Bankinter S.A.	70,081
59,145		Corp. Mapfre S.A.	222,798
84,066		Criteria Caixacorp S.A.	592,848
3,765		Ebro Puleva SA	88,456
4,426		Enagas	99,903
2,128		Ferrovial SA	26,677
3,946		Fomento de Construcciones y Contratas S.A.	130,483
30,046		Gas Natural SDG S.A.	564,198
4,440		Grifols S.A.	77,379
135,645		Iberdrola S.A.	1,179,528
1,139		Indra Sistemas S.A.	22,845
1,827		Red Electrica de Espana	103,979
29,024		Repsol YPF S.A.	994,771
135,511	@	Telefonica S.A.	3,399,237
6,510		Zardoya-Otis S.A.	108,131
			12,943,795
		Sweden: 1.5%
1,520		Hakon Invest AB	26,789
25,104		Hennes & Mauritz AB	833,396
932		Investor AB	22,067
51,710		Nordea Bank AB	565,740
3,076		Ratos AB	121,512
7,123		Securitas AB	84,749
11,057		Skanska AB	232,784
6,270		Svenska Cellulosa AB - B Shares	100,898
11,910		Svenska Handelsbanken AB	390,639
76,488		TeliaSonera AB	661,054
			3,039,628
		Switzerland: 3.1%
1,108		Baloise Holding AG	109,618
463		BKW FMB Energie AG	32,740
19,532		Credit Suisse Group	828,552
603		Geberit AG - Reg	131,164
39,978		Novartis AG	2,164,848
10,164		Roche Holding AG - Genusschein	1,451,067
99		SGS S.A.	176,051
1,181		Swisscom AG	526,808
3,695		Zurich Financial Services AG	1,032,889
			6,453,737
		Taiwan: 1.9%
94,850		Asia Cement Corp.	106,539
15,900		Asustek Computer, Inc.	137,536
265,228		China Steel Corp.	317,048
198,673		Chunghwa Telecom Co., Ltd.	619,587
100,720		Compal Electronics, Inc.	99,983

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares		Value
	Taiwan (continued)
107,159	Far EasTone Telecommunications Co., Ltd.	$160,374
19,002	High Tech Computer Corp.	742,215
22,114	Lite-On Technology Corp.	27,217
12,000	Nan Ya Printed Circuit Board Corp.	35,789
80,220	Quanta Computer, Inc.	151,397
105,560	Siliconware Precision Industries Co.	130,266
87,000	Taiwan Cement Corp.	105,003
81,000	Taiwan Mobile Co., Ltd.	190,613
499,427	Taiwan Semiconductor Manufacturing Co., Ltd.	1,196,759
		4,020,326
	Thailand: 0.3%
90,400	Advanced Info Service PCL	268,960
56,000	Charoen Pokphand Foods PCL	47,676
188,700	IRPC PCL	35,927
55,700	PTT Aromatics & Refining PCL	68,634
59,000	Thai Oil PCL	162,588
52,800	Total Access Communication PCL	83,830
		667,615
	Turkey: 0.8%
21,905	Ford Otomotiv Sanayi A/S	208,890
10,383	Tupras Turkiye Petrol Rafine	304,638
117,684	Turk Telekomunikasyon AS	590,612
46,282	Turkcell Iletisim Hizmet AS	275,519
58,618	Turkiye Is Bankasi	187,138
		1,566,797
	United Kingdom: 10.5%
25,841	Aberdeen Asset Management PLC	87,315
6,633	Admiral Group PLC	165,244
15,498	Amlin PLC	94,911
13,781	Ashmore Group PLC	73,191
29,769	AstraZeneca PLC	1,367,674
77,928	Aviva PLC	540,764
82,085	BAE Systems PLC	427,796
8,747	Balfour Beatty PLC	48,180
37,993	British American Tobacco PLC	1,523,438
22,330	British Sky Broadcasting PLC	295,531
175,383	Cable & Wireless Communications PLC	127,978
98,305	Centrica PLC	512,645
35,522	Diageo PLC	675,217
15,200	Firstgroup PLC	79,476
116,728	GlaxoSmithKline PLC	2,224,227
11,141	Hargreaves Lansdown PLC	108,805
38,792	Hays PLC	72,307
21,421	Home Retail Group	66,325
255,406	HSBC Holdings PLC	2,638,132
15,164	ICAP PLC	128,332
17,589	Imperial Tobacco Group PLC	542,736
30,060	International Power PLC	148,482
31,268	J Sainsbury PLC	167,975
138,177	Legal & General Group PLC	255,093
88,158	Man Group PLC	347,381
78,484	National Grid PLC	746,634
2,182	Next PLC	69,236
17,197	Pearson PLC	303,808
5,220	Pennon Group PLC	52,340
40,314	Prudential PLC	456,546
9,756	Reckitt Benckiser PLC	500,783
20,505	Reed Elsevier PLC	177,494
10,386	Rexam PLC	60,555
100,402	Royal & Sun Alliance Insurance Group	211,543
7,127	Sage Group PLC	31,793
25,490	Scottish & Southern Energy PLC	515,724
7,950	Severn Trent PLC	186,221
7,306	Smiths Group PLC	151,836
57,210	Standard Life PLC	189,558
17,497	Tate & Lyle PLC	161,964
105,523	Tesco PLC	644,608
19,694	Thomas Cook Group PLC	53,807
22,035	TUI Travel PLC	80,148
19,258	Unilever PLC	586,693
26,318	United Utilities Group PLC	249,568
1,337,521	Vodafone Group PLC	3,811,697
36,466	WM Morrison Supermarkets PLC	161,293
		22,123,004
	United States: 18.3%
18,600	Abbott Laboratories	912,330
2,600	Alliant Energy Corp.	101,218
54,750	Altria Group, Inc.	1,425,143
7,350	Ameren Corp.	206,315
9,400	American Electric Power Co., Inc.	330,316
200	American Water Works Co., Inc.	5,610

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		United States (continued)
500		Ares Capital Corp.	$8,450
144,150	S	AT&T, Inc.	4,410,990
2,500		Avery Dennison Corp.	104,900
35,300		Bristol-Myers Squibb Co.	932,979
905		Capitol Federal Financial, Inc.	10,199
9,100		CenterPoint Energy, Inc.	159,796
7,643		CenturyTel, Inc.	317,567
27,400		Chevron Corp.	2,943,582
4,600	S	Cincinnati Financial Corp.	150,880
19,900		ConocoPhillips	1,589,214
6,450		Consolidated Edison, Inc.	327,144
5,700		Diamond Offshore Drilling	442,890
11,100		Dominion Resources, Inc.	496,170
2,400		DPL, Inc.	65,784
3,900		DTE Energy Co.	190,944
29,950		Duke Energy Corp.	543,593
6,100		Edison International	223,199
15,950		EI Du Pont de Nemours & Co.	876,772
23,550		Eli Lilly & Co.	828,254
2,300		Entergy Corp.	154,583
11,500		Exelon Corp.	474,260
5,600		Fidelity National Title Group, Inc.	79,128
7,600		FirstEnergy Corp.	281,884
34,976		Frontier Communications Corp.	287,503
3,150		Genuine Parts Co.	168,966
2,000		H&R Block, Inc.	33,480
5,500		HJ Heinz Co.	268,510
5,300		Hudson City Bancorp., Inc.	51,304
2,650		Integrys Energy Group, Inc.	133,852
7,100		Kimberly-Clark Corp.	463,417
23,950		Kraft Foods, Inc.	751,072
4,400		Leggett & Platt, Inc.	107,800
3,600		Lorillard, Inc.	342,036
2,100		M&T Bank Corp.	185,787
7,800		Marsh & McLennan Cos., Inc.	232,518
6,300		Mattel, Inc.	157,059
5,900		Maxim Integrated Products	151,040
14,800		McDonald’s Corp.	1,126,132
4,000		MeadWestvaco Corp.	121,320
41,700		Merck & Co., Inc.	1,376,517
4,300		Microchip Technology, Inc.	163,443
12,550		New York Community Bancorp., Inc.	216,613
5,000		NextEra Energy, Inc.	275,600
8,600		NiSource, Inc.	164,948
600		Northeast Utilities	20,760
1,400		NSTAR	64,778
2,300		NYSE Euronext	80,891
2,000		OGE Energy Corp.	101,120
6,300		Old Republic International Corp.	79,947
1,900	S	Oneok, Inc.	127,072
6,050		Pacific Gas & Electric Co.	267,289
4,850		Paychex, Inc.	152,096
3,300		People’s United Financial, Inc.	41,514
6,800		Pepco Holdings, Inc.	126,820
129,500		Pfizer, Inc.	2,630,145
36,700	S	Philip Morris International, Inc.	2,408,621
2,300		Pinnacle West Capital Corp.	98,417
5,400		Pitney Bowes, Inc.	138,726
5,800		PPL Corp.	146,740
7,000		Progress Energy, Inc.	322,980
6,400		Public Service Enterprise Group, Inc.	201,664
49,400		Qwest Communications International, Inc.	337,402
16,400		Reynolds American, Inc.	582,692
6,000		RR Donnelley & Sons Co.	113,520
2,800		SCANA Corp.	110,236
16,050		Southern Co.	611,666
13,400		Southern Copper Corp.	539,618
13,700		Spectra Energy Corp.	372,366
5,500		TECO Energy, Inc.	103,180
67,900	S	Verizon Communications, Inc.	2,616,866
5,800		Waste Management, Inc.	216,572
19,450		Windstream Corp.	250,322
9,350		Xcel Energy, Inc.	223,372
			38,460,403
		Total Common Stock
		(Cost $176,648,064)	202,139,046
REAL ESTATE INVESTMENT TRUSTS: 1.5%
		Canada: 0.1%
9,048		RioCan Real Estate Investment Trust	237,609
			237,609

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		France: 0.2%
1,367		ICADE		$168,712
4,931		Klepierre		200,088
				368,800
		United Kingdom: 0.1%
15,310		British Land Co. PLC		135,692
27,795		Segro PLC		143,311
				279,003
		United States: 1.1%
2,900		AMB Property Corp.		104,313
1,700		AvalonBay Communities, Inc.		204,136
8,900		Duke Realty Corp.		124,689
1,200		Federal Realty Investment Trust		97,872
7,500		HCP, Inc.		284,550
3,200		Health Care Real Estate Investment Trust, Inc.		167,808
3,500		Liberty Property Trust		115,150
900		Macerich Co.		44,577
100	S	Mack-Cali Realty Corp.		3,390
2,700		Nationwide Health Properties, Inc.		114,831
3,700		Plum Creek Timber Co., Inc.		161,357
14,300		Prologis		228,514
2,200		Rayonier, Inc.		137,082
2,900	S	Realty Income Corp.		101,355
2,100		Regency Centers Corp.		91,308
3,800		Senior Housing Properties Trust		87,552
3,500		Ventas, Inc.		190,050
				2,258,534
		Total Real Estate Investment Trusts
		(Cost $2,297,861)		3,143,946
EXCHANGE-TRADED FUNDS: 0.7%
		Developed Markets: 0.3%
11,400		iShares MSCI EAFE Index Fund		685,026
				685,026
		Emerging Markets: 0.3%
9,900		iShares MSCI Emerging Markets Index Fund		482,031
				482,031
		United States: 0.1%
4,100		iShares S&P 500 Value Index Fund		259,571
				259,571
		Total Exchange-Traded Funds
		(Cost $1,397,857)		1,426,628
RIGHTS: 0.0%
		Australia: 0.0%
3,141		Origin Energy Ltd.		10,396
				10,396
		Chile: 0.0%
88,260		Banco de Chile		877
				877
		Total Rights
		(Cost $-)		11,273
WARRANTS: 0.0%
		France: 0.0%
6,355		Etablissements Maurel et Prom		2,477
		Total Warrants
		(Cost $-)		2,477
		Total Long-Term Investments
		(Cost $180,343,782)		206,723,370
SHORT-TERM INVESTMENTS: 0.9%
		Mutual Funds: 0.9%
1,902,000		BlackRock Liquidity Funds, TempFund, Institutional Class		1,902,000
		Total Short-Term Investments
		(Cost $1,902,000)		1,902,000
		Total Investments in Securities
		(Cost $182,245,782)*	99.2%	$208,625,370
		Other Assets and Liabilities - Net	0.8	1,759,832
		Net Assets	100.0%	$210,385,202

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $185,381,8022
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$33,216,443
		Gross Unrealized Depreciation		(9,972,875)
		Net Unrealized Appreciation		$23,243,568

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	4.2%
Consumer Staples	8.5
Electric	1.2
Energy	11.7
Financials	22.3
Health Care	8.4
Industrials	5.0
Information Technology	2.1
Materials	5.1
Telecommunication Services	17.8
Utilities	11.3
Other Long-Term Investments	0.7
Short-Term Investments	0.9
Other Assets and Liabilities - Net	0.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$202,139,046	$—	$—	$202,139,046
Real Estate Investment Trusts	3,143,946	—	—	3,143,946
Exchange-Traded Funds	1,426,628	—	—	1,426,628
Rights	11,273	—	—	11,273
Warrants	2,477	—	—	2,477
Short-Term Investments	1,902,000	—	—	1,902,000
Total Investments, at value	$208,625,370	$—	$—	$208,625,370
Other Financial Instruments+:
Futures	112,418	—	—	112,418
Total Assets	$208,737,788	$—	$—	$208,737,788

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING WisdomTreeSM Global High-Yielding Equity Index Portfolio Open Futures Contracts on March 31, 2011:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
E-Mini MSCI EAFE Index	20	06/17/11	$1,687,000	$91,237
S&P 500 E-Mini	10	06/17/11	660,500	21,181
			$2,347,500	$112,418

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 25, 2011